Shareholder Report	12 Months Ended
	Oct. 31, 2025 USD ($) Holding	Oct. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Entity Central Index Key	0000745463
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000049804
Shareholder Report [Line Items]
Fund Name	Eaton Vance Diversified Currency Income Fund (formerly, Eaton Vance Global Sovereign Opportunities Fund)
Class Name	Class A
Trading Symbol	EAIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Diversified Currency Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	1.10%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and International Income Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan Emerging Markets Index Plus (the Index):

↑ An out-of-Index allocation to Egyptian local currency bonds contributed to relative performance due to policy improvements and regional support

↑ An overweight to the South African rand also contributed as the currency rallied along with most Emerging Markets currencies aided by U.S. dollar weakness

↑ An out-of-index allocation to Icelandic krona contributed to performance as the currency rallied and growth expectations were strong

↓ Underweight allocations to the Malaysian ringgit and Chinese yuan detracted as the currencies rallied along with broader Emerging Markets currencies

↓ An overweight to the New Zealand dollar detracted from performance in part due to added pressure from multiple rate cuts during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	Blended Index	FTSE World Government Bond Index (WGBI)	J.P. Morgan Emerging Markets Index Plus
10/15	$10,000	$10,000	$10,000	$10,000	$10,000
11/15	$9,699	$9,784	$9,790	$9,792	$9,863
12/15	$9,714	$9,566	$9,818	$9,881	$9,753
1/16	$9,642	$9,599	$9,932	$10,016	$9,640
2/16	$9,643	$9,738	$10,192	$10,308	$9,696
3/16	$9,844	$10,619	$10,594	$10,582	$10,285
4/16	$9,890	$10,893	$10,755	$10,715	$10,376
5/16	$9,806	$10,300	$10,508	$10,553	$10,065
6/16	$9,853	$10,907	$10,942	$10,943	$10,320
7/16	$9,846	$10,972	$11,001	$11,001	$10,358
8/16	$9,940	$10,977	$10,925	$10,905	$10,381
9/16	$9,989	$11,199	$11,026	$10,976	$10,474
10/16	$9,960	$11,104	$10,705	$10,599	$10,393
11/16	$9,851	$10,323	$10,158	$10,108	$10,049
12/16	$9,923	$10,517	$10,141	$10,039	$10,098
1/17	$10,020	$10,754	$10,269	$10,141	$10,284
2/17	$10,162	$10,947	$10,337	$10,180	$10,455
3/17	$10,709	$11,200	$10,397	$10,195	$10,621
4/17	$10,713	$11,331	$10,530	$10,327	$10,656
5/17	$10,787	$11,553	$10,715	$10,504	$10,821
6/17	$10,768	$11,606	$10,713	$10,490	$10,826
7/17	$10,796	$11,847	$10,917	$10,685	$11,001
8/17	$10,859	$12,059	$11,058	$10,810	$11,112
9/17	$10,829	$12,019	$10,945	$10,680	$11,043
10/17	$10,845	$11,680	$10,836	$10,623	$10,981
11/17	$10,897	$11,877	$10,996	$10,774	$11,162
12/17	$10,973	$12,117	$11,054	$10,791	$11,264
1/18	$11,121	$12,659	$11,298	$10,968	$11,589
2/18	$11,090	$12,527	$11,213	$10,893	$11,467
3/18	$11,142	$12,655	$11,374	$11,061	$11,546
4/18	$11,038	$12,281	$11,135	$10,852	$11,330
5/18	$10,885	$11,670	$10,916	$10,720	$11,061
6/18	$10,792	$11,336	$10,828	$10,690	$10,880
7/18	$10,858	$11,551	$10,834	$10,646	$10,974
8/18	$10,605	$10,848	$10,685	$10,625	$10,643
9/18	$10,585	$11,129	$10,653	$10,516	$10,759
10/18	$10,565	$10,911	$10,518	$10,401	$10,636
11/18	$10,645	$11,218	$10,617	$10,451	$10,815
12/18	$10,680	$11,364	$10,848	$10,701	$10,888
1/19	$10,878	$11,984	$11,088	$10,851	$11,184
2/19	$10,863	$11,853	$10,982	$10,751	$11,129
3/19	$10,824	$11,696	$11,065	$10,887	$11,049
4/19	$10,873	$11,675	$11,017	$10,833	$11,057
5/19	$10,910	$11,710	$11,174	$11,019	$10,984
6/19	$11,082	$12,355	$11,506	$11,276	$11,277
7/19	$11,152	$12,470	$11,484	$11,223	$11,278
8/19	$11,017	$12,140	$11,668	$11,522	$10,917
9/19	$11,101	$12,257	$11,569	$11,372	$11,042
10/19	$11,159	$12,612	$11,686	$11,433	$11,268
11/19	$11,166	$12,383	$11,535	$11,300	$11,197
12/19	$11,330	$12,895	$11,656	$11,332	$11,454
1/20	$11,324	$12,729	$11,777	$11,515	$11,304
2/20	$11,357	$12,295	$11,790	$11,630	$11,057
3/20	$10,962	$10,933	$11,471	$11,559	$10,483
4/20	$11,076	$11,362	$11,671	$11,696	$10,602
5/20	$11,218	$11,950	$11,810	$11,719	$10,757
6/20	$11,361	$12,007	$11,882	$11,794	$10,842
7/20	$11,751	$12,369	$12,299	$12,223	$11,039
8/20	$11,826	$12,329	$12,246	$12,168	$11,108
9/20	$11,750	$12,080	$12,175	$12,141	$10,997
10/20	$11,798	$12,131	$12,168	$12,119	$11,043
11/20	$12,112	$12,797	$12,455	$12,310	$11,416
12/20	$12,386	$13,242	$12,677	$12,477	$11,653
1/21	$12,336	$13,100	$12,520	$12,317	$11,585
2/21	$12,158	$12,749	$12,211	$12,020	$11,517
3/21	$11,922	$12,358	$11,932	$11,769	$11,353
4/21	$12,101	$12,637	$12,096	$11,904	$11,538
5/21	$12,204	$12,953	$12,243	$12,011	$11,724
6/21	$12,011	$12,795	$12,109	$11,884	$11,582
7/21	$12,030	$12,741	$12,257	$12,077	$11,523
8/21	$12,074	$12,839	$12,219	$12,008	$11,608
9/21	$11,862	$12,398	$11,915	$11,737	$11,400
10/21	$11,753	$12,234	$11,844	$11,688	$11,436
11/21	$11,613	$11,899	$11,772	$11,680	$11,137
12/21	$11,679	$12,084	$11,750	$11,607	$11,292
1/22	$11,538	$12,083	$11,552	$11,363	$11,307
2/22	$11,278	$11,479	$11,338	$11,242	$11,096
3/22	$11,031	$11,303	$10,993	$10,858	$10,668
4/22	$10,618	$10,622	$10,344	$10,219	$10,347
5/22	$10,611	$10,809	$10,375	$10,212	$10,442
6/22	$10,135	$10,328	$10,021	$9,891	$10,181
7/22	$10,159	$10,358	$10,169	$10,067	$10,098
8/22	$9,969	$10,344	$9,813	$9,629	$10,083
9/22	$9,473	$9,840	$9,317	$9,138	$9,776
10/22	$9,527	$9,753	$9,262	$9,090	$9,830
11/22	$10,229	$10,446	$9,730	$9,503	$10,278
12/22	$10,361	$10,672	$9,759	$9,487	$10,486
1/23	$10,742	$11,130	$10,092	$9,790	$10,797
2/23	$10,361	$10,778	$9,758	$9,463	$10,598
3/23	$10,713	$11,223	$10,134	$9,821	$10,815
4/23	$10,753	$11,319	$10,184	$9,861	$10,861
5/23	$10,604	$11,141	$9,975	$9,646	$10,770
6/23	$10,675	$11,504	$10,039	$9,645	$10,901
7/23	$10,764	$11,835	$10,123	$9,677	$11,105
8/23	$10,645	$11,517	$9,956	$9,543	$10,944
9/23	$10,254	$11,129	$9,631	$9,233	$10,801
10/23	$10,151	$11,070	$9,536	$9,132	$10,808
11/23	$10,660	$11,654	$10,009	$9,577	$11,181
12/23	$11,236	$12,027	$10,409	$9,979	$11,371
1/24	$11,067	$11,844	$10,248	$9,824	$11,208
2/24	$10,847	$11,776	$10,130	$9,696	$11,246
3/24	$10,905	$11,773	$10,164	$9,738	$11,244
4/24	$10,487	$11,521	$9,910	$9,485	$11,171
5/24	$10,810	$11,707	$10,027	$9,587	$11,311
6/24	$10,753	$11,581	$10,002	$9,584	$11,214
7/24	$11,162	$11,844	$10,277	$9,858	$11,313
8/24	$11,338	$12,208	$10,529	$10,085	$11,572
9/24	$11,633	$12,622	$10,739	$10,251	$11,801
10/24	$11,070	$12,040	$10,342	$9,896	$11,509
11/24	$11,181	$11,972	$10,351	$9,920	$11,413
12/24	$10,919	$11,741	$10,122	$9,693	$11,248
1/25	$11,031	$11,982	$10,201	$9,738	$11,422
2/25	$11,194	$12,061	$10,329	$9,875	$11,460
3/25	$11,290	$12,247	$10,417	$9,942	$11,600
4/25	$11,817	$12,645	$10,763	$10,274	$11,937
5/25	$11,757	$12,823	$10,737	$10,207	$12,142
6/25	$11,991	$13,181	$10,957	$10,397	$12,422
7/25	$11,894	$13,082	$10,784	$10,211	$12,262
8/25	$12,060	$13,364	$10,948	$10,351	$12,417
9/25	$12,191	$13,550	$11,032	$10,414	$12,513
10/25	$12,238	$13,613	$11,018	$10,386	$12,497

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class A	10.52%	0.73%	2.37%
Class A with 3.25% Maximum Sales Charge	6.93%	0.07%	2.04%
J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	13.06%	2.33%	3.13%
Blended IndexFootnote Reference3	6.53%	(1.96)%	0.97%
FTSE World Government Bond Index (WGBI)	4.95%	(3.04)%	0.38%
J.P. Morgan Emerging Markets Index Plus	8.58%	2.50%	2.25%
Footnote	Description
Footnote[1]	Effective August 12, 2025, the Fund changed its primary prospectus benchmark from the FTSE World Government Bond Index (WGBI) to the J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged) to comply with the regulation that requires the Fund's primary benchmark to represent the overall applicable market.
Footnote[2]	Performance prior to August 12, 2025 reflects the Fund's performance under its former principal investment strategies. Please see the Fund's prospectus for further information.
Footnote[3]	Index consists of 80% FTSE World Government Bond Index and 20% J.P. Morgan Government Bond Index: Emerging Markets Global Diversified, rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 39,823,579
Holdings Count | Holding	312
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	209.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$39,823,579
# of Portfolio Holdings (including derivatives) (for International Income Portfolio)	312
Portfolio Turnover Rate (for International Income Portfolio)	209%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.7%
Sovereign Government Bonds	32.7%
Short-Term Investments	65.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	6.5%
Kazakhstan	5.3%
Uzbekistan	5.0%
Vietnam	4.8%
India	4.6%
Turkey	4.2%
Nigeria	4.1%
Iceland	3.8%
Paraguay	3.4%
Sweden	3.1%
Other	58.1%
Total Long Exposure	102.9%
Hungary	(0.1)%
United Kingdom	(0.2)%
Total Short Exposure	(0.3)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective August 12, 2025, the name of the Fund was changed from Eaton Vance Global Sovereign Opportunities Fund. In connection with the name change, the Fund’s principal investment strategy changed.

Effective December 31, 2024, the investment sub-adviser of the Fund is Morgan Stanley Investment Management Limited.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Material Fund Change Name [Text Block]	Effective August 12, 2025, the name of the Fund was changed from Eaton Vance Global Sovereign Opportunities Fund. In connection with the name change, the Fund’s principal investment strategy changed.
Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.
Material Fund Change Adviser [Text Block]	Effective December 31, 2024, the investment sub-adviser of the Fund is Morgan Stanley Investment Management Limited.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000100401
Shareholder Report [Line Items]
Fund Name	Eaton Vance Diversified Currency Income Fund (formerly, Eaton Vance Global Sovereign Opportunities Fund)
Class Name	Class C
Trading Symbol	ECIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Diversified Currency Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.85%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and International Income Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan Emerging Markets Index Plus (the Index):

↑ An out-of-Index allocation to Egyptian local currency bonds contributed to relative performance due to policy improvements and regional support

↑ An overweight to the South African rand also contributed as the currency rallied along with most Emerging Markets currencies aided by U.S. dollar weakness

↑ An out-of-index allocation to Icelandic krona contributed to performance as the currency rallied and growth expectations were strong

↓ Underweight allocations to the Malaysian ringgit and Chinese yuan detracted as the currencies rallied along with broader Emerging Markets currencies

↓ An overweight to the New Zealand dollar detracted from performance in part due to added pressure from multiple rate cuts during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	Blended Index	FTSE World Government Bond Index (WGBI)	J.P. Morgan Emerging Markets Index Plus
10/15	$10,000	$10,000	$10,000	$10,000	$10,000
11/15	$10,017	$9,784	$9,790	$9,792	$9,863
12/15	$10,025	$9,566	$9,818	$9,881	$9,753
1/16	$9,943	$9,599	$9,932	$10,016	$9,640
2/16	$9,948	$9,738	$10,192	$10,308	$9,696
3/16	$10,148	$10,619	$10,594	$10,582	$10,285
4/16	$10,189	$10,893	$10,755	$10,715	$10,376
5/16	$10,094	$10,300	$10,508	$10,553	$10,065
6/16	$10,135	$10,907	$10,942	$10,943	$10,320
7/16	$10,120	$10,972	$11,001	$11,001	$10,358
8/16	$10,209	$10,977	$10,925	$10,905	$10,381
9/16	$10,253	$11,199	$11,026	$10,976	$10,474
10/16	$10,217	$11,104	$10,705	$10,599	$10,393
11/16	$10,099	$10,323	$10,158	$10,108	$10,049
12/16	$10,168	$10,517	$10,141	$10,039	$10,098
1/17	$10,261	$10,754	$10,269	$10,141	$10,284
2/17	$10,400	$10,947	$10,337	$10,180	$10,455
3/17	$10,953	$11,200	$10,397	$10,195	$10,621
4/17	$10,951	$11,331	$10,530	$10,327	$10,656
5/17	$11,021	$11,553	$10,715	$10,504	$10,821
6/17	$10,995	$11,606	$10,713	$10,490	$10,826
7/17	$11,017	$11,847	$10,917	$10,685	$11,001
8/17	$11,075	$12,059	$11,058	$10,810	$11,112
9/17	$11,037	$12,019	$10,945	$10,680	$11,043
10/17	$11,047	$11,680	$10,836	$10,623	$10,981
11/17	$11,094	$11,877	$10,996	$10,774	$11,162
12/17	$11,165	$12,117	$11,054	$10,791	$11,264
1/18	$11,309	$12,659	$11,298	$10,968	$11,589
2/18	$11,270	$12,527	$11,213	$10,893	$11,467
3/18	$11,317	$12,655	$11,374	$11,061	$11,546
4/18	$11,205	$12,281	$11,135	$10,852	$11,330
5/18	$11,043	$11,670	$10,916	$10,720	$11,061
6/18	$10,942	$11,336	$10,828	$10,690	$10,880
7/18	$11,003	$11,551	$10,834	$10,646	$10,974
8/18	$10,740	$10,848	$10,685	$10,625	$10,643
9/18	$10,714	$11,129	$10,653	$10,516	$10,759
10/18	$10,687	$10,911	$10,518	$10,401	$10,636
11/18	$10,762	$11,218	$10,617	$10,451	$10,815
12/18	$10,790	$11,364	$10,848	$10,701	$10,888
1/19	$10,984	$11,984	$11,088	$10,851	$11,184
2/19	$10,963	$11,853	$10,982	$10,751	$11,129
3/19	$10,917	$11,696	$11,065	$10,887	$11,049
4/19	$10,960	$11,675	$11,017	$10,833	$11,057
5/19	$10,991	$11,710	$11,174	$11,019	$10,984
6/19	$11,158	$12,355	$11,506	$11,276	$11,277
7/19	$11,222	$12,470	$11,484	$11,223	$11,278
8/19	$11,079	$12,140	$11,668	$11,522	$10,917
9/19	$11,157	$12,257	$11,569	$11,372	$11,042
10/19	$11,209	$12,612	$11,686	$11,433	$11,268
11/19	$11,196	$12,383	$11,535	$11,300	$11,197
12/19	$11,367	$12,895	$11,656	$11,332	$11,454
1/20	$11,354	$12,729	$11,777	$11,515	$11,304
2/20	$11,381	$12,295	$11,790	$11,630	$11,057
3/20	$10,978	$10,933	$11,471	$11,559	$10,483
4/20	$11,087	$11,362	$11,671	$11,696	$10,602
5/20	$11,222	$11,950	$11,810	$11,719	$10,757
6/20	$11,358	$12,007	$11,882	$11,794	$10,842
7/20	$11,741	$12,369	$12,299	$12,223	$11,039
8/20	$11,810	$12,329	$12,246	$12,168	$11,108
9/20	$11,727	$12,080	$12,175	$12,141	$10,997
10/20	$11,768	$12,131	$12,168	$12,119	$11,043
11/20	$12,074	$12,797	$12,455	$12,310	$11,416
12/20	$12,340	$13,242	$12,677	$12,477	$11,653
1/21	$12,283	$13,100	$12,520	$12,317	$11,585
2/21	$12,098	$12,749	$12,211	$12,020	$11,517
3/21	$11,857	$12,358	$11,932	$11,769	$11,353
4/21	$12,027	$12,637	$12,096	$11,904	$11,538
5/21	$12,122	$12,953	$12,243	$12,011	$11,724
6/21	$11,924	$12,795	$12,109	$11,884	$11,582
7/21	$11,936	$12,741	$12,257	$12,077	$11,523
8/21	$11,972	$12,839	$12,219	$12,008	$11,608
9/21	$11,755	$12,398	$11,915	$11,737	$11,400
10/21	$11,640	$12,234	$11,844	$11,688	$11,436
11/21	$11,494	$11,899	$11,772	$11,680	$11,137
12/21	$11,554	$12,084	$11,750	$11,607	$11,292
1/22	$11,393	$12,083	$11,552	$11,363	$11,307
2/22	$11,143	$11,479	$11,338	$11,242	$11,096
3/22	$10,893	$11,303	$10,993	$10,858	$10,668
4/22	$10,480	$10,622	$10,344	$10,219	$10,347
5/22	$10,466	$10,809	$10,375	$10,212	$10,442
6/22	$9,991	$10,328	$10,021	$9,891	$10,181
7/22	$10,009	$10,358	$10,169	$10,067	$10,098
8/22	$9,816	$10,344	$9,813	$9,629	$10,083
9/22	$9,322	$9,840	$9,317	$9,138	$9,776
10/22	$9,370	$9,753	$9,262	$9,090	$9,830
11/22	$10,054	$10,446	$9,730	$9,503	$10,278
12/22	$10,178	$10,672	$9,759	$9,487	$10,486
1/23	$10,546	$11,130	$10,092	$9,790	$10,797
2/23	$10,166	$10,778	$9,758	$9,463	$10,598
3/23	$10,506	$11,223	$10,134	$9,821	$10,815
4/23	$10,538	$11,319	$10,184	$9,861	$10,861
5/23	$10,386	$11,141	$9,975	$9,646	$10,770
6/23	$10,450	$11,504	$10,039	$9,645	$10,901
7/23	$10,530	$11,835	$10,123	$9,677	$11,105
8/23	$10,408	$11,517	$9,956	$9,543	$10,944
9/23	$10,019	$11,129	$9,631	$9,233	$10,801
10/23	$9,912	$11,070	$9,536	$9,132	$10,808
11/23	$10,402	$11,654	$10,009	$9,577	$11,181
12/23	$10,958	$12,027	$10,409	$9,979	$11,371
1/24	$10,786	$11,844	$10,248	$9,824	$11,208
2/24	$10,565	$11,776	$10,130	$9,696	$11,246
3/24	$10,615	$11,773	$10,164	$9,738	$11,244
4/24	$10,201	$11,521	$9,910	$9,485	$11,171
5/24	$10,509	$11,707	$10,027	$9,587	$11,311
6/24	$10,447	$11,581	$10,002	$9,584	$11,214
7/24	$10,838	$11,844	$10,277	$9,858	$11,313
8/24	$11,002	$12,208	$10,529	$10,085	$11,572
9/24	$11,281	$12,622	$10,739	$10,251	$11,801
10/24	$10,728	$12,040	$10,342	$9,896	$11,509
11/24	$10,845	$11,972	$10,351	$9,920	$11,413
12/24	$10,569	$11,741	$10,122	$9,693	$11,248
1/25	$10,670	$11,982	$10,201	$9,738	$11,422
2/25	$10,822	$12,061	$10,329	$9,875	$11,460
3/25	$10,907	$12,247	$10,417	$9,942	$11,600
4/25	$11,409	$12,645	$10,763	$10,274	$11,937
5/25	$11,344	$12,823	$10,737	$10,207	$12,142
6/25	$11,563	$13,181	$10,957	$10,397	$12,422
7/25	$11,462	$13,082	$10,784	$10,211	$12,262
8/25	$11,614	$13,364	$10,948	$10,351	$12,417
9/25	$11,734	$13,550	$11,032	$10,414	$12,513
10/25	$11,946	$13,613	$11,018	$10,386	$12,497

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	9.69%	0.00%Footnote Reference*	1.79%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	8.69%	0.00%Footnote Reference*	1.79%
J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	13.06%	2.33%	3.13%
Blended IndexFootnote Reference3	6.53%	(1.96)%	0.97%
FTSE World Government Bond Index (WGBI)	4.95%	(3.04)%	0.38%
J.P. Morgan Emerging Markets Index Plus	8.58%	2.50%	2.25%
Footnote	Description
Footnote[1]	Effective August 12, 2025, the Fund changed its primary prospectus benchmark from the FTSE World Government Bond Index (WGBI) to the J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged) to comply with the regulation that requires the Fund's primary benchmark to represent the overall applicable market.
Footnote[2]	Performance prior to August 12, 2025 reflects the Fund's performance under its former principal investment strategies. Please see the Fund's prospectus for further information.
Footnote[3]	Index consists of 80% FTSE World Government Bond Index and 20% J.P. Morgan Government Bond Index: Emerging Markets Global Diversified, rebalanced monthly.
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 39,823,579
Holdings Count | Holding	312
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	209.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$39,823,579
# of Portfolio Holdings (including derivatives) (for International Income Portfolio)	312
Portfolio Turnover Rate (for International Income Portfolio)	209%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.7%
Sovereign Government Bonds	32.7%
Short-Term Investments	65.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	6.5%
Kazakhstan	5.3%
Uzbekistan	5.0%
Vietnam	4.8%
India	4.6%
Turkey	4.2%
Nigeria	4.1%
Iceland	3.8%
Paraguay	3.4%
Sweden	3.1%
Other	58.1%
Total Long Exposure	102.9%
Hungary	(0.1)%
United Kingdom	(0.2)%
Total Short Exposure	(0.3)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective August 12, 2025, the name of the Fund was changed from Eaton Vance Global Sovereign Opportunities Fund. In connection with the name change, the Fund’s principal investment strategy changed.

Effective December 31, 2024, the investment sub-adviser of the Fund is Morgan Stanley Investment Management Limited.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Material Fund Change Name [Text Block]	Effective August 12, 2025, the name of the Fund was changed from Eaton Vance Global Sovereign Opportunities Fund. In connection with the name change, the Fund’s principal investment strategy changed.
Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.
Material Fund Change Adviser [Text Block]	Effective December 31, 2024, the investment sub-adviser of the Fund is Morgan Stanley Investment Management Limited.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000100402
Shareholder Report [Line Items]
Fund Name	Eaton Vance Diversified Currency Income Fund (formerly, Eaton Vance Global Sovereign Opportunities Fund)
Class Name	Class I
Trading Symbol	EIIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Diversified Currency Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	0.85%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and International Income Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan Emerging Markets Index Plus (the Index):

↑ An out-of-Index allocation to Egyptian local currency bonds contributed to relative performance due to policy improvements and regional support

↑ An overweight to the South African rand also contributed as the currency rallied along with most Emerging Markets currencies aided by U.S. dollar weakness

↑ An out-of-index allocation to Icelandic krona contributed to performance as the currency rallied and growth expectations were strong

↓ Underweight allocations to the Malaysian ringgit and Chinese yuan detracted as the currencies rallied along with broader Emerging Markets currencies

↓ An overweight to the New Zealand dollar detracted from performance in part due to added pressure from multiple rate cuts during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	Blended Index	FTSE World Government Bond Index (WGBI)	J.P. Morgan Emerging Markets Index Plus
10/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
11/15	$1,001,672	$978,376	$979,032	$979,196	$986,293
12/15	$1,003,526	$956,575	$981,816	$988,131	$975,277
1/16	$996,421	$959,898	$993,209	$1,001,605	$964,023
2/16	$996,827	$973,757	$1,019,235	$1,030,798	$969,617
3/16	$1,018,000	$1,061,944	$1,059,358	$1,058,183	$1,028,485
4/16	$1,023,148	$1,089,263	$1,075,459	$1,071,481	$1,037,627
5/16	$1,014,732	$1,030,040	$1,050,775	$1,055,304	$1,006,542
6/16	$1,019,926	$1,090,684	$1,094,206	$1,094,294	$1,031,976
7/16	$1,019,545	$1,097,248	$1,100,144	$1,100,071	$1,035,828
8/16	$1,029,624	$1,097,689	$1,092,545	$1,090,462	$1,038,094
9/16	$1,035,011	$1,119,898	$1,102,648	$1,097,551	$1,047,447
10/16	$1,032,196	$1,110,429	$1,070,545	$1,059,928	$1,039,256
11/16	$1,019,933	$1,032,348	$1,015,757	$1,010,755	$1,004,908
12/16	$1,027,746	$1,051,670	$1,014,085	$1,003,946	$1,009,838
1/17	$1,037,981	$1,075,352	$1,026,861	$1,014,104	$1,028,399
2/17	$1,053,031	$1,094,729	$1,033,736	$1,018,022	$1,045,451
3/17	$1,110,130	$1,120,047	$1,039,746	$1,019,535	$1,062,145
4/17	$1,110,852	$1,133,129	$1,052,956	$1,032,749	$1,065,637
5/17	$1,118,835	$1,155,343	$1,071,510	$1,050,436	$1,082,140
6/17	$1,117,145	$1,160,631	$1,071,317	$1,048,997	$1,082,611
7/17	$1,120,313	$1,184,702	$1,091,661	$1,068,459	$1,100,145
8/17	$1,127,172	$1,205,945	$1,105,846	$1,081,023	$1,111,236
9/17	$1,125,448	$1,201,850	$1,094,464	$1,068,032	$1,104,289
10/17	$1,126,187	$1,167,972	$1,083,606	$1,062,314	$1,098,076
11/17	$1,131,875	$1,187,650	$1,099,564	$1,077,396	$1,116,208
12/17	$1,140,080	$1,211,661	$1,105,429	$1,079,133	$1,126,355
1/18	$1,155,802	$1,265,930	$1,129,839	$1,096,837	$1,158,850
2/18	$1,152,792	$1,252,712	$1,121,293	$1,089,329	$1,146,727
3/18	$1,158,584	$1,265,505	$1,137,365	$1,106,066	$1,154,637
4/18	$1,147,983	$1,228,083	$1,113,475	$1,085,201	$1,133,013
5/18	$1,132,266	$1,166,961	$1,091,575	$1,072,025	$1,106,064
6/18	$1,122,852	$1,133,617	$1,082,848	$1,068,969	$1,088,000
7/18	$1,130,000	$1,155,099	$1,083,384	$1,064,566	$1,097,438
8/18	$1,103,840	$1,084,798	$1,068,476	$1,062,453	$1,064,333
9/18	$1,102,025	$1,112,927	$1,065,313	$1,051,634	$1,075,893
10/18	$1,101,514	$1,091,121	$1,051,781	$1,040,087	$1,063,599
11/18	$1,108,793	$1,121,755	$1,061,739	$1,045,095	$1,081,500
12/18	$1,112,685	$1,136,403	$1,084,801	$1,070,060	$1,088,829
1/19	$1,133,657	$1,198,420	$1,108,843	$1,085,105	$1,118,381
2/19	$1,132,365	$1,185,321	$1,098,247	$1,075,108	$1,112,943
3/19	$1,128,555	$1,169,593	$1,106,455	$1,088,719	$1,104,893
4/19	$1,133,986	$1,167,542	$1,101,654	$1,083,291	$1,105,745
5/19	$1,138,111	$1,170,993	$1,117,446	$1,101,901	$1,098,428
6/19	$1,156,407	$1,235,509	$1,150,597	$1,127,586	$1,127,720
7/19	$1,164,030	$1,246,967	$1,148,397	$1,122,277	$1,127,828
8/19	$1,150,085	$1,214,047	$1,166,799	$1,152,163	$1,091,748
9/19	$1,159,159	$1,225,719	$1,156,892	$1,137,166	$1,104,220
10/19	$1,165,579	$1,261,234	$1,168,554	$1,143,257	$1,126,825
11/19	$1,166,529	$1,238,311	$1,153,489	$1,130,028	$1,119,680
12/19	$1,185,451	$1,289,503	$1,165,591	$1,133,170	$1,145,431
1/20	$1,183,632	$1,272,910	$1,177,680	$1,151,505	$1,130,417
2/20	$1,188,814	$1,229,507	$1,179,013	$1,162,950	$1,105,657
3/20	$1,146,200	$1,093,342	$1,147,142	$1,155,853	$1,048,328
4/20	$1,158,483	$1,136,206	$1,167,054	$1,169,604	$1,060,152
5/20	$1,175,102	$1,195,038	$1,180,998	$1,171,932	$1,075,680
6/20	$1,188,948	$1,200,662	$1,188,163	$1,179,440	$1,084,217
7/20	$1,230,141	$1,236,916	$1,229,856	$1,222,271	$1,103,902
8/20	$1,238,344	$1,232,857	$1,224,610	$1,216,756	$1,110,840
9/20	$1,230,620	$1,208,001	$1,217,533	$1,214,100	$1,099,654
10/20	$1,235,990	$1,213,146	$1,216,795	$1,211,887	$1,104,273
11/20	$1,269,314	$1,279,723	$1,245,474	$1,230,964	$1,141,628
12/20	$1,298,387	$1,324,239	$1,267,696	$1,247,712	$1,165,251
1/21	$1,293,455	$1,310,042	$1,251,994	$1,231,739	$1,158,549
2/21	$1,274,996	$1,274,941	$1,221,086	$1,201,979	$1,151,711
3/21	$1,250,488	$1,235,803	$1,193,184	$1,176,872	$1,135,309
4/21	$1,269,604	$1,263,725	$1,209,583	$1,190,443	$1,153,781
5/21	$1,282,224	$1,295,256	$1,224,267	$1,201,082	$1,172,439
6/21	$1,260,671	$1,279,521	$1,210,948	$1,188,396	$1,158,212
7/21	$1,262,989	$1,274,053	$1,225,675	$1,207,733	$1,152,311
8/21	$1,267,884	$1,283,872	$1,221,937	$1,200,801	$1,160,780
9/21	$1,245,918	$1,239,817	$1,191,473	$1,173,681	$1,139,999
10/21	$1,234,642	$1,223,352	$1,184,359	$1,168,818	$1,143,581
11/21	$1,220,163	$1,189,890	$1,177,208	$1,167,988	$1,113,737
12/21	$1,229,063	$1,208,403	$1,175,013	$1,160,724	$1,129,195
1/22	$1,212,923	$1,208,340	$1,155,193	$1,136,265	$1,130,675
2/22	$1,185,674	$1,147,917	$1,133,835	$1,124,210	$1,109,582
3/22	$1,161,485	$1,130,336	$1,099,345	$1,085,768	$1,066,768
4/22	$1,118,223	$1,062,219	$1,034,393	$1,021,939	$1,034,746
5/22	$1,116,133	$1,080,946	$1,037,479	$1,021,245	$1,044,154
6/22	$1,067,742	$1,032,814	$1,002,097	$989,078	$1,018,065
7/22	$1,070,484	$1,035,838	$1,016,941	$1,006,667	$1,009,821
8/22	$1,050,661	$1,034,384	$981,250	$962,858	$1,008,287
9/22	$998,443	$984,007	$931,694	$913,797	$977,648
10/22	$1,004,412	$975,325	$926,166	$909,036	$982,975
11/22	$1,078,945	$1,044,638	$973,003	$950,348	$1,027,770
12/22	$1,093,186	$1,067,200	$975,887	$948,738	$1,048,624
1/23	$1,132,136	$1,113,012	$1,009,154	$978,983	$1,079,677
2/23	$1,093,667	$1,077,792	$975,845	$946,337	$1,059,775
3/23	$1,131,265	$1,122,251	$1,013,375	$982,072	$1,081,455
4/23	$1,135,741	$1,131,926	$1,018,408	$986,052	$1,086,120
5/23	$1,120,198	$1,114,053	$997,479	$964,615	$1,077,030
6/23	$1,126,392	$1,150,371	$1,003,875	$964,485	$1,090,142
7/23	$1,135,973	$1,183,471	$1,012,305	$967,671	$1,110,529
8/23	$1,123,622	$1,151,672	$995,643	$954,261	$1,094,416
9/23	$1,082,375	$1,112,899	$963,096	$923,300	$1,080,065
10/23	$1,073,317	$1,107,040	$953,624	$913,164	$1,080,762
11/23	$1,125,818	$1,165,371	$1,000,911	$957,737	$1,118,113
12/23	$1,187,149	$1,202,746	$1,040,935	$997,931	$1,137,123
1/24	$1,171,119	$1,184,429	$1,024,833	$982,434	$1,120,758
2/24	$1,148,067	$1,177,635	$1,012,986	$969,646	$1,124,616
3/24	$1,154,479	$1,177,302	$1,016,403	$973,803	$1,124,369
4/24	$1,108,483	$1,152,145	$990,952	$948,525	$1,117,092
5/24	$1,144,786	$1,170,732	$1,002,676	$958,727	$1,131,148
6/24	$1,137,195	$1,158,086	$1,000,235	$958,398	$1,121,387
7/24	$1,180,890	$1,184,429	$1,027,666	$985,803	$1,131,288
8/24	$1,201,635	$1,220,795	$1,052,902	$1,008,496	$1,157,223
9/24	$1,231,377	$1,262,238	$1,073,880	$1,025,053	$1,180,147
10/24	$1,173,541	$1,203,990	$1,034,242	$989,585	$1,150,920
11/24	$1,185,594	$1,197,159	$1,035,125	$992,044	$1,141,264
12/24	$1,156,154	$1,174,100	$1,012,156	$969,305	$1,124,801
1/25	$1,170,082	$1,198,186	$1,020,066	$973,802	$1,142,226
2/25	$1,185,903	$1,206,070	$1,032,868	$987,477	$1,146,009
3/25	$1,198,127	$1,224,712	$1,041,711	$994,229	$1,160,002
4/25	$1,252,602	$1,264,465	$1,076,284	$1,027,408	$1,193,749
5/25	$1,246,498	$1,282,341	$1,073,725	$1,020,723	$1,214,237
6/25	$1,273,491	$1,318,061	$1,095,715	$1,039,746	$1,242,194
7/25	$1,261,546	$1,308,173	$1,078,391	$1,021,148	$1,226,230
8/25	$1,281,319	$1,336,353	$1,094,790	$1,035,059	$1,241,743
9/25	$1,295,580	$1,355,028	$1,103,188	$1,041,367	$1,251,336
10/25	$1,300,463	$1,361,274	$1,101,827	$1,038,561	$1,249,674

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class I	10.82%	1.02%	2.66%
J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	13.06%	2.33%	3.13%
Blended IndexFootnote Reference3	6.53%	(1.96)%	0.97%
FTSE World Government Bond Index (WGBI)	4.95%	(3.04)%	0.38%
J.P. Morgan Emerging Markets Index Plus	8.58%	2.50%	2.25%
Footnote	Description
Footnote[1]	Effective August 12, 2025, the Fund changed its primary prospectus benchmark from the FTSE World Government Bond Index (WGBI) to the J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged) to comply with the regulation that requires the Fund's primary benchmark to represent the overall applicable market.
Footnote[2]	Performance prior to August 12, 2025 reflects the Fund's performance under its former principal investment strategies. Please see the Fund's prospectus for further information.
Footnote[3]	Index consists of 80% FTSE World Government Bond Index and 20% J.P. Morgan Government Bond Index: Emerging Markets Global Diversified, rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 39,823,579
Holdings Count | Holding	312
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	209.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$39,823,579
# of Portfolio Holdings (including derivatives) (for International Income Portfolio)	312
Portfolio Turnover Rate (for International Income Portfolio)	209%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.7%
Sovereign Government Bonds	32.7%
Short-Term Investments	65.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	6.5%
Kazakhstan	5.3%
Uzbekistan	5.0%
Vietnam	4.8%
India	4.6%
Turkey	4.2%
Nigeria	4.1%
Iceland	3.8%
Paraguay	3.4%
Sweden	3.1%
Other	58.1%
Total Long Exposure	102.9%
Hungary	(0.1)%
United Kingdom	(0.2)%
Total Short Exposure	(0.3)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective August 12, 2025, the name of the Fund was changed from Eaton Vance Global Sovereign Opportunities Fund. In connection with the name change, the Fund’s principal investment strategy changed.

Effective December 31, 2024, the investment sub-adviser of the Fund is Morgan Stanley Investment Management Limited.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Material Fund Change Name [Text Block]	Effective August 12, 2025, the name of the Fund was changed from Eaton Vance Global Sovereign Opportunities Fund. In connection with the name change, the Fund’s principal investment strategy changed.
Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.
Material Fund Change Adviser [Text Block]	Effective December 31, 2024, the investment sub-adviser of the Fund is Morgan Stanley Investment Management Limited.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000014445
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate & High Income Fund
Class Name	Advisers Class
Trading Symbol	EAFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$111	1.08%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan IndexSM (the Index):

↓ Loan selection in the energy equipment & services, professional services, and machinery industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest loan detractor from performance was an overweight to a contract production and packaging of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to high-yield bonds aided returns as these fixed-rate bonds benefited from the interest-rate environment and generally outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top loan contributor was an underweight to a defaulted auto components company

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Advisers Class	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$10,000	$10,000	$10,000
11/15	$9,859	$9,964	$9,912
12/15	$9,732	$9,914	$9,808
1/16	$9,661	$10,023	$9,744
2/16	$9,637	$10,094	$9,693
3/16	$9,947	$10,218	$9,960
4/16	$10,185	$10,288	$10,158
5/16	$10,258	$10,296	$10,248
6/16	$10,259	$10,477	$10,250
7/16	$10,403	$10,563	$10,397
8/16	$10,490	$10,575	$10,475
9/16	$10,587	$10,577	$10,566
10/16	$10,672	$10,507	$10,653
11/16	$10,681	$10,271	$10,681
12/16	$10,830	$10,301	$10,805
1/17	$10,902	$10,338	$10,865
2/17	$10,970	$10,418	$10,920
3/17	$10,991	$10,414	$10,928
4/17	$11,063	$10,500	$10,976
5/17	$11,112	$10,581	$11,016
6/17	$11,110	$10,573	$11,011
7/17	$11,184	$10,625	$11,087
8/17	$11,170	$10,717	$11,082
9/17	$11,219	$10,679	$11,126
10/17	$11,269	$10,692	$11,192
11/17	$11,292	$10,676	$11,205
12/17	$11,316	$10,723	$11,250
1/18	$11,419	$10,620	$11,358
2/18	$11,416	$10,519	$11,380
3/18	$11,443	$10,572	$11,412
4/18	$11,494	$10,501	$11,460
5/18	$11,510	$10,559	$11,479
6/18	$11,524	$10,543	$11,492
7/18	$11,618	$10,565	$11,577
8/18	$11,672	$10,618	$11,624
9/18	$11,738	$10,572	$11,704
10/18	$11,703	$10,484	$11,700
11/18	$11,587	$10,531	$11,594
12/18	$11,300	$10,696	$11,299
1/19	$11,601	$10,843	$11,587
2/19	$11,751	$10,855	$11,771
3/19	$11,747	$11,051	$11,751
4/19	$11,901	$11,066	$11,945
5/19	$11,840	$11,236	$11,919
6/19	$11,899	$11,395	$11,948
7/19	$11,968	$11,429	$12,044
8/19	$11,947	$11,687	$12,011
9/19	$11,990	$11,637	$12,067
10/19	$11,935	$11,674	$12,012
11/19	$12,004	$11,672	$12,083
12/19	$12,195	$11,689	$12,276
1/20	$12,237	$11,899	$12,344
2/20	$12,079	$12,077	$12,181
3/20	$10,682	$11,841	$10,674
4/20	$11,072	$12,078	$11,155
5/20	$11,447	$12,191	$11,578
6/20	$11,595	$12,293	$11,710
7/20	$11,815	$12,509	$11,939
8/20	$11,981	$12,437	$12,118
9/20	$12,001	$12,414	$12,194
10/20	$12,024	$12,370	$12,219
11/20	$12,349	$12,531	$12,491
12/20	$12,505	$12,575	$12,659
1/21	$12,627	$12,496	$12,810
2/21	$12,674	$12,334	$12,885
3/21	$12,666	$12,191	$12,885
4/21	$12,732	$12,293	$12,951
5/21	$12,781	$12,340	$13,026
6/21	$12,873	$12,430	$13,074
7/21	$12,864	$12,555	$13,073
8/21	$12,943	$12,547	$13,135
9/21	$13,006	$12,440	$13,219
10/21	$13,011	$12,429	$13,254
11/21	$12,955	$12,444	$13,233
12/21	$13,065	$12,436	$13,318
1/22	$12,994	$12,163	$13,366
2/22	$12,966	$11,998	$13,298
3/22	$12,942	$11,676	$13,304
4/22	$12,859	$11,240	$13,333
5/22	$12,596	$11,302	$12,992
6/22	$12,198	$11,076	$12,710
7/22	$12,536	$11,355	$12,981
8/22	$12,622	$11,060	$13,177
9/22	$12,263	$10,583	$12,877
10/22	$12,418	$10,467	$13,005
11/22	$12,628	$10,857	$13,161
12/22	$12,623	$10,820	$13,215
1/23	$12,983	$11,156	$13,568
2/23	$13,009	$10,882	$13,646
3/23	$13,009	$11,137	$13,642
4/23	$13,137	$11,205	$13,785
5/23	$13,107	$11,089	$13,760
6/23	$13,321	$11,072	$14,071
7/23	$13,491	$11,083	$14,252
8/23	$13,634	$11,016	$14,419
9/23	$13,653	$10,753	$14,558
10/23	$13,578	$10,592	$14,555
11/23	$13,840	$11,068	$14,733
12/23	$14,105	$11,488	$14,976
1/24	$14,183	$11,461	$15,077
2/24	$14,290	$11,323	$15,214
3/24	$14,421	$11,435	$15,343
4/24	$14,445	$11,167	$15,436
5/24	$14,560	$11,352	$15,581
6/24	$14,619	$11,456	$15,635
7/24	$14,735	$11,716	$15,742
8/24	$14,848	$11,889	$15,842
9/24	$14,942	$12,052	$15,955
10/24	$15,016	$11,778	$16,092
11/24	$15,142	$11,902	$16,225
12/24	$15,198	$11,722	$16,317
1/25	$15,289	$11,793	$16,429
2/25	$15,335	$12,037	$16,447
3/25	$15,206	$12,034	$16,395
4/25	$15,205	$12,077	$16,386
5/25	$15,408	$12,015	$16,641
6/25	$15,535	$12,203	$16,775
7/25	$15,608	$12,185	$16,922
8/25	$15,660	$12,331	$16,997
9/25	$15,745	$12,462	$17,072
10/25	$15,775	$12,544	$17,109

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Advisers Class	5.05%	5.58%	4.66%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 711,155,791
Holdings Count | Holding	1,063
Advisory Fees Paid, Amount	$ 3,970,600
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$711,155,791
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,063
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$3,970,600

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference‡	1.6%
Common Stocks	1.5%
Asset-Backed Securities	2.4%
Short-Term Investments	4.3%
Corporate Bonds	16.3%
Senior Floating-Rate LoansFootnote Reference*	73.9%
Footnote	Description
Footnote‡	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote*	Net of unfunded loan commitments.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.4%
CCC or Lower	5.6%
B	60.5%
BB	25.6%
BBB	3.9%
Footnote	Description
Footnote[a]	Excludes short-term investments, and equities for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014446
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate & High Income Fund
Class Name	Class A
Trading Symbol	EVFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.08%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan IndexSM (the Index):

↓ Loan selection in the energy equipment & services, professional services, and machinery industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest loan detractor from performance was an overweight to a contract production and packaging of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to high-yield bonds aided returns as these fixed-rate bonds benefited from the interest-rate environment and generally outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top loan contributor was an underweight to a defaulted auto components company

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$10,000	$10,000	$10,000
11/15	$9,549	$9,964	$9,912
12/15	$9,424	$9,914	$9,808
1/16	$9,351	$10,023	$9,744
2/16	$9,331	$10,094	$9,693
3/16	$9,626	$10,218	$9,960
4/16	$9,856	$10,288	$10,158
5/16	$9,925	$10,296	$10,248
6/16	$9,927	$10,477	$10,250
7/16	$10,072	$10,563	$10,397
8/16	$10,153	$10,575	$10,475
9/16	$10,244	$10,577	$10,566
10/16	$10,335	$10,507	$10,653
11/16	$10,344	$10,271	$10,681
12/16	$10,493	$10,301	$10,805
1/17	$10,561	$10,338	$10,865
2/17	$10,624	$10,418	$10,920
3/17	$10,646	$10,414	$10,928
4/17	$10,702	$10,500	$10,976
5/17	$10,748	$10,581	$11,016
6/17	$10,760	$10,573	$11,011
7/17	$10,818	$10,625	$11,087
8/17	$10,808	$10,717	$11,082
9/17	$10,854	$10,679	$11,126
10/17	$10,913	$10,692	$11,192
11/17	$10,925	$10,676	$11,205
12/17	$10,949	$10,723	$11,250
1/18	$11,045	$10,620	$11,358
2/18	$11,045	$10,519	$11,380
3/18	$11,071	$10,572	$11,412
4/18	$11,131	$10,501	$11,460
5/18	$11,136	$10,559	$11,479
6/18	$11,152	$10,543	$11,492
7/18	$11,239	$10,565	$11,577
8/18	$11,303	$10,618	$11,624
9/18	$11,354	$10,572	$11,704
10/18	$11,324	$10,484	$11,700
11/18	$11,221	$10,531	$11,594
12/18	$10,939	$10,696	$11,299
1/19	$11,227	$10,843	$11,587
2/19	$11,378	$10,855	$11,771
3/19	$11,366	$11,051	$11,751
4/19	$11,521	$11,066	$11,945
5/19	$11,467	$11,236	$11,919
6/19	$11,511	$11,395	$11,948
7/19	$11,578	$11,429	$12,044
8/19	$11,561	$11,687	$12,011
9/19	$11,603	$11,637	$12,067
10/19	$11,555	$11,674	$12,012
11/19	$11,620	$11,672	$12,083
12/19	$11,809	$11,689	$12,276
1/20	$11,837	$11,899	$12,344
2/20	$11,683	$12,077	$12,181
3/20	$10,338	$11,841	$10,674
4/20	$10,720	$12,078	$11,155
5/20	$11,077	$12,191	$11,578
6/20	$11,226	$12,293	$11,710
7/20	$11,428	$12,509	$11,939
8/20	$11,594	$12,437	$12,118
9/20	$11,614	$12,414	$12,194
10/20	$11,651	$12,370	$12,219
11/20	$11,961	$12,531	$12,491
12/20	$12,105	$12,575	$12,659
1/21	$12,218	$12,496	$12,810
2/21	$12,277	$12,334	$12,885
3/21	$12,258	$12,191	$12,885
4/21	$12,321	$12,293	$12,951
5/21	$12,380	$12,340	$13,026
6/21	$12,453	$12,430	$13,074
7/21	$12,459	$12,555	$13,073
8/21	$12,534	$12,547	$13,135
9/21	$12,593	$12,440	$13,219
10/21	$12,599	$12,429	$13,254
11/21	$12,537	$12,444	$13,233
12/21	$12,639	$12,436	$13,318
1/22	$12,590	$12,163	$13,366
2/22	$12,553	$11,998	$13,298
3/22	$12,533	$11,676	$13,304
4/22	$12,446	$11,240	$13,333
5/22	$12,195	$11,302	$12,992
6/22	$11,807	$11,076	$12,710
7/22	$12,133	$11,355	$12,981
8/22	$12,211	$11,060	$13,177
9/22	$11,869	$10,583	$12,877
10/22	$12,020	$10,467	$13,005
11/22	$12,230	$10,857	$13,161
12/22	$12,215	$10,820	$13,215
1/23	$12,561	$11,156	$13,568
2/23	$12,589	$10,882	$13,646
3/23	$12,594	$11,137	$13,642
4/23	$12,715	$11,205	$13,785
5/23	$12,678	$11,089	$13,760
6/23	$12,893	$11,072	$14,071
7/23	$13,067	$11,083	$14,252
8/23	$13,188	$11,016	$14,419
9/23	$13,210	$10,753	$14,558
10/23	$13,147	$10,592	$14,555
11/23	$13,406	$11,068	$14,733
12/23	$13,653	$11,488	$14,976
1/24	$13,730	$11,461	$15,077
2/24	$13,832	$11,323	$15,214
3/24	$13,956	$11,435	$15,343
4/24	$13,984	$11,167	$15,436
5/24	$14,094	$11,352	$15,581
6/24	$14,154	$11,456	$15,635
7/24	$14,264	$11,716	$15,742
8/24	$14,373	$11,889	$15,842
9/24	$14,448	$12,052	$15,955
10/24	$14,537	$11,778	$16,092
11/24	$14,657	$11,902	$16,225
12/24	$14,713	$11,722	$16,317
1/25	$14,801	$11,793	$16,429
2/25	$14,831	$12,037	$16,447
3/25	$14,719	$12,034	$16,395
4/25	$14,707	$12,077	$16,386
5/25	$14,931	$12,015	$16,641
6/25	$15,034	$12,203	$16,775
7/25	$15,105	$12,185	$16,922
8/25	$15,158	$12,331	$16,997
9/25	$15,241	$12,462	$17,072
10/25	$15,266	$12,544	$17,109

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	5.06%	5.56%	4.67%
Class A with 3.25% Maximum Sales Charge	1.61%	4.86%	4.32%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 711,155,791
Holdings Count | Holding	1,063
Advisory Fees Paid, Amount	$ 3,970,600
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$711,155,791
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,063
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$3,970,600

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference‡	1.6%
Common Stocks	1.5%
Asset-Backed Securities	2.4%
Short-Term Investments	4.3%
Corporate Bonds	16.3%
Senior Floating-Rate LoansFootnote Reference*	73.9%
Footnote	Description
Footnote‡	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote*	Net of unfunded loan commitments.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.4%
CCC or Lower	5.6%
B	60.5%
BB	25.6%
BBB	3.9%
Footnote	Description
Footnote[a]	Excludes short-term investments, and equities for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014448
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate & High Income Fund
Class Name	Class C
Trading Symbol	ECFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$187	1.83%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan IndexSM (the Index):

↓ Loan selection in the energy equipment & services, professional services, and machinery industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest loan detractor from performance was an overweight to a contract production and packaging of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to high-yield bonds aided returns as these fixed-rate bonds benefited from the interest-rate environment and generally outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top loan contributor was an underweight to a defaulted auto components company

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$10,000	$10,000	$10,000
11/15	$9,864	$9,964	$9,912
12/15	$9,731	$9,914	$9,808
1/16	$9,641	$10,023	$9,744
2/16	$9,623	$10,094	$9,693
3/16	$9,915	$10,218	$9,960
4/16	$10,147	$10,288	$10,158
5/16	$10,214	$10,296	$10,248
6/16	$10,208	$10,477	$10,250
7/16	$10,346	$10,563	$10,397
8/16	$10,425	$10,575	$10,475
9/16	$10,516	$10,577	$10,566
10/16	$10,594	$10,507	$10,653
11/16	$10,596	$10,271	$10,681
12/16	$10,749	$10,301	$10,805
1/17	$10,814	$10,338	$10,865
2/17	$10,862	$10,418	$10,920
3/17	$10,889	$10,414	$10,928
4/17	$10,941	$10,500	$10,976
5/17	$10,982	$10,581	$11,016
6/17	$10,973	$10,573	$11,011
7/17	$11,040	$10,625	$11,087
8/17	$11,019	$10,717	$11,082
9/17	$11,060	$10,679	$11,126
10/17	$11,115	$10,692	$11,192
11/17	$11,119	$10,676	$11,205
12/17	$11,136	$10,723	$11,250
1/18	$11,229	$10,620	$11,358
2/18	$11,221	$10,519	$11,380
3/18	$11,239	$10,572	$11,412
4/18	$11,283	$10,501	$11,460
5/18	$11,291	$10,559	$11,479
6/18	$11,298	$10,543	$11,492
7/18	$11,383	$10,565	$11,577
8/18	$11,429	$10,618	$11,624
9/18	$11,487	$10,572	$11,704
10/18	$11,445	$10,484	$11,700
11/18	$11,324	$10,531	$11,594
12/18	$11,049	$10,696	$11,299
1/19	$11,322	$10,843	$11,587
2/19	$11,463	$10,855	$11,771
3/19	$11,452	$11,051	$11,751
4/19	$11,595	$11,066	$11,945
5/19	$11,541	$11,236	$11,919
6/19	$11,578	$11,395	$11,948
7/19	$11,638	$11,429	$12,044
8/19	$11,609	$11,687	$12,011
9/19	$11,645	$11,637	$12,067
10/19	$11,597	$11,674	$12,012
11/19	$11,643	$11,672	$12,083
12/19	$11,821	$11,689	$12,276
1/20	$11,855	$11,899	$12,344
2/20	$11,694	$12,077	$12,181
3/20	$10,332	$11,841	$10,674
4/20	$10,717	$12,078	$11,155
5/20	$11,060	$12,191	$11,578
6/20	$11,196	$12,293	$11,710
7/20	$11,402	$12,509	$11,939
8/20	$11,555	$12,437	$12,118
9/20	$11,567	$12,414	$12,194
10/20	$11,597	$12,370	$12,219
11/20	$11,903	$12,531	$12,491
12/20	$12,032	$12,575	$12,659
1/21	$12,142	$12,496	$12,810
2/21	$12,194	$12,334	$12,885
3/21	$12,165	$12,191	$12,885
4/21	$12,221	$12,293	$12,951
5/21	$12,273	$12,340	$13,026
6/21	$12,341	$12,430	$13,074
7/21	$12,338	$12,555	$13,073
8/21	$12,406	$12,547	$13,135
9/21	$12,445	$12,440	$13,219
10/21	$12,455	$12,429	$13,254
11/21	$12,394	$12,444	$13,233
12/21	$12,478	$12,436	$13,318
1/22	$12,416	$12,163	$13,366
2/22	$12,367	$11,998	$13,298
3/22	$12,351	$11,676	$13,304
4/22	$12,250	$11,240	$13,333
5/22	$12,005	$11,302	$12,992
6/22	$11,603	$11,076	$12,710
7/22	$11,933	$11,355	$12,981
8/22	$11,990	$11,060	$13,177
9/22	$11,651	$10,583	$12,877
10/22	$11,782	$10,467	$13,005
11/22	$11,990	$10,857	$13,161
12/22	$11,963	$10,820	$13,215
1/23	$12,297	$11,156	$13,568
2/23	$12,314	$10,882	$13,646
3/23	$12,322	$11,137	$13,642
4/23	$12,420	$11,205	$13,785
5/23	$12,384	$11,089	$13,760
6/23	$12,594	$11,072	$14,071
7/23	$12,747	$11,083	$14,252
8/23	$12,858	$11,016	$14,419
9/23	$12,868	$10,753	$14,558
10/23	$12,805	$10,592	$14,555
11/23	$13,044	$11,068	$14,733
12/23	$13,285	$11,488	$14,976
1/24	$13,351	$11,461	$15,077
2/24	$13,427	$11,323	$15,214
3/24	$13,541	$11,435	$15,343
4/24	$13,556	$11,167	$15,436
5/24	$13,655	$11,352	$15,581
6/24	$13,702	$11,456	$15,635
7/24	$13,801	$11,716	$15,742
8/24	$13,899	$11,889	$15,842
9/24	$13,978	$12,052	$15,955
10/24	$14,056	$11,778	$16,092
11/24	$14,149	$11,902	$16,225
12/24	$14,192	$11,722	$16,317
1/25	$14,285	$11,793	$16,429
2/25	$14,303	$12,037	$16,447
3/25	$14,173	$12,034	$16,395
4/25	$14,163	$12,077	$16,386
5/25	$14,361	$12,015	$16,641
6/25	$14,470	$12,203	$16,775
7/25	$14,511	$12,185	$16,922
8/25	$14,568	$12,331	$16,997
9/25	$14,638	$12,462	$17,072
10/25	$14,875	$12,544	$17,109

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	4.14%	4.77%	4.05%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	3.17%	4.77%	4.05%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 711,155,791
Holdings Count | Holding	1,063
Advisory Fees Paid, Amount	$ 3,970,600
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$711,155,791
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,063
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$3,970,600

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference‡	1.6%
Common Stocks	1.5%
Asset-Backed Securities	2.4%
Short-Term Investments	4.3%
Corporate Bonds	16.3%
Senior Floating-Rate LoansFootnote Reference*	73.9%
Footnote	Description
Footnote‡	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote*	Net of unfunded loan commitments.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.4%
CCC or Lower	5.6%
B	60.5%
BB	25.6%
BBB	3.9%
Footnote	Description
Footnote[a]	Excludes short-term investments, and equities for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014449
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate & High Income Fund
Class Name	Class I
Trading Symbol	EIFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$85	0.83%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan IndexSM (the Index):

↓ Loan selection in the energy equipment & services, professional services, and machinery industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest loan detractor from performance was an overweight to a contract production and packaging of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to high-yield bonds aided returns as these fixed-rate bonds benefited from the interest-rate environment and generally outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top loan contributor was an underweight to a defaulted auto components company

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$1,000,000	$1,000,000	$1,000,000
11/15	$987,293	$996,353	$991,240
12/15	$974,756	$991,376	$980,832
1/16	$966,672	$1,002,320	$974,428
2/16	$965,637	$1,009,440	$969,293
3/16	$995,705	$1,021,811	$996,005
4/16	$1,019,768	$1,028,772	$1,015,777
5/16	$1,027,303	$1,029,576	$1,024,833
6/16	$1,027,551	$1,047,701	$1,025,049
7/16	$1,042,285	$1,056,335	$1,039,713
8/16	$1,052,389	$1,057,474	$1,047,520
9/16	$1,061,144	$1,057,726	$1,056,570
10/16	$1,069,903	$1,050,709	$1,065,291
11/16	$1,072,203	$1,027,092	$1,068,111
12/16	$1,087,387	$1,030,143	$1,080,461
1/17	$1,094,816	$1,033,777	$1,086,507
2/17	$1,100,607	$1,041,753	$1,091,959
3/17	$1,104,230	$1,041,404	$1,092,837
4/17	$1,110,445	$1,050,045	$1,097,608
5/17	$1,115,553	$1,058,147	$1,101,621
6/17	$1,116,817	$1,057,250	$1,101,149
7/17	$1,123,249	$1,062,516	$1,108,725
8/17	$1,122,148	$1,071,683	$1,108,237
9/17	$1,127,235	$1,067,911	$1,112,569
10/17	$1,133,763	$1,069,193	$1,119,224
11/17	$1,135,065	$1,067,575	$1,120,522
12/17	$1,137,749	$1,072,282	$1,124,960
1/18	$1,148,285	$1,061,963	$1,135,787
2/18	$1,148,275	$1,051,894	$1,138,043
3/18	$1,151,155	$1,057,199	$1,141,249
4/18	$1,157,855	$1,050,145	$1,145,965
5/18	$1,158,386	$1,055,872	$1,147,897
6/18	$1,160,055	$1,054,340	$1,149,221
7/18	$1,169,749	$1,056,547	$1,157,714
8/18	$1,175,479	$1,061,752	$1,162,359
9/18	$1,182,381	$1,057,203	$1,170,351
10/18	$1,179,096	$1,048,359	$1,169,987
11/18	$1,167,641	$1,053,074	$1,159,432
12/18	$1,140,339	$1,069,550	$1,129,926
1/19	$1,169,486	$1,084,296	$1,158,701
2/19	$1,184,904	$1,085,478	$1,177,144
3/19	$1,184,775	$1,105,079	$1,175,090
4/19	$1,201,901	$1,106,626	$1,194,497
5/19	$1,195,968	$1,123,578	$1,191,907
6/19	$1,200,779	$1,139,470	$1,194,795
7/19	$1,208,073	$1,142,862	$1,204,372
8/19	$1,206,137	$1,168,722	$1,201,062
9/19	$1,210,800	$1,163,659	$1,206,665
10/19	$1,206,860	$1,167,418	$1,201,237
11/19	$1,212,643	$1,167,185	$1,208,295
12/19	$1,233,636	$1,168,924	$1,227,572
1/20	$1,236,752	$1,189,904	$1,234,431
2/20	$1,221,048	$1,207,721	$1,218,117
3/20	$1,080,099	$1,184,130	$1,067,434
4/20	$1,121,110	$1,207,849	$1,115,486
5/20	$1,157,921	$1,219,130	$1,157,825
6/20	$1,173,087	$1,229,303	$1,171,004
7/20	$1,195,581	$1,250,897	$1,193,922
8/20	$1,212,712	$1,243,684	$1,211,755
9/20	$1,214,937	$1,241,442	$1,219,439
10/20	$1,219,061	$1,237,005	$1,221,919
11/20	$1,252,158	$1,253,147	$1,249,119
12/20	$1,266,742	$1,257,475	$1,265,928
1/21	$1,279,371	$1,249,571	$1,280,980
2/21	$1,285,899	$1,233,448	$1,288,507
3/21	$1,283,886	$1,219,093	$1,288,475
4/21	$1,290,829	$1,229,345	$1,295,097
5/21	$1,297,521	$1,234,034	$1,302,619
6/21	$1,305,701	$1,243,030	$1,307,444
7/21	$1,306,490	$1,255,512	$1,307,271
8/21	$1,314,822	$1,254,673	$1,313,479
9/21	$1,320,029	$1,243,959	$1,321,918
10/21	$1,322,261	$1,242,942	$1,325,443
11/21	$1,316,854	$1,244,444	$1,323,329
12/21	$1,326,813	$1,243,605	$1,331,786
1/22	$1,321,441	$1,216,340	$1,336,629
2/22	$1,318,796	$1,199,756	$1,329,766
3/22	$1,316,661	$1,167,568	$1,330,401
4/22	$1,308,485	$1,124,021	$1,333,289
5/22	$1,282,014	$1,130,205	$1,299,180
6/22	$1,240,247	$1,107,621	$1,271,039
7/22	$1,276,535	$1,135,469	$1,298,143
8/22	$1,283,976	$1,105,951	$1,317,747
9/22	$1,249,257	$1,058,302	$1,287,733
10/22	$1,263,686	$1,046,690	$1,300,529
11/22	$1,286,980	$1,085,718	$1,316,107
12/22	$1,285,111	$1,082,030	$1,321,517
1/23	$1,322,023	$1,115,595	$1,356,766
2/23	$1,324,939	$1,088,183	$1,364,593
3/23	$1,326,905	$1,113,711	$1,364,164
4/23	$1,338,584	$1,120,515	$1,378,512
5/23	$1,335,827	$1,108,897	$1,375,980
6/23	$1,359,564	$1,107,174	$1,407,134
7/23	$1,377,189	$1,108,275	$1,425,220
8/23	$1,390,384	$1,101,601	$1,441,918
9/23	$1,392,610	$1,075,333	$1,455,796
10/23	$1,386,980	$1,059,162	$1,455,531
11/23	$1,413,992	$1,106,829	$1,473,284
12/23	$1,441,331	$1,148,827	$1,497,560
1/24	$1,449,624	$1,146,078	$1,507,669
2/24	$1,459,063	$1,132,337	$1,521,378
3/24	$1,472,698	$1,143,455	$1,534,339
4/24	$1,477,315	$1,116,734	$1,543,570
5/24	$1,487,578	$1,135,245	$1,558,065
6/24	$1,493,918	$1,145,623	$1,563,507
7/24	$1,507,821	$1,171,626	$1,574,170
8/24	$1,517,951	$1,188,874	$1,584,158
9/24	$1,527,862	$1,205,180	$1,595,460
10/24	$1,537,630	$1,177,807	$1,609,188
11/24	$1,549,006	$1,190,224	$1,622,490
12/24	$1,555,025	$1,172,248	$1,631,665
1/25	$1,566,552	$1,179,312	$1,642,939
2/25	$1,569,703	$1,203,695	$1,644,677
3/25	$1,558,747	$1,203,408	$1,639,523
4/25	$1,557,039	$1,207,658	$1,638,644
5/25	$1,580,104	$1,201,533	$1,664,096
6/25	$1,593,384	$1,220,252	$1,677,481
7/25	$1,599,231	$1,218,511	$1,692,161
8/25	$1,606,857	$1,233,147	$1,699,725
9/25	$1,615,950	$1,246,212	$1,707,156
10/25	$1,617,414	$1,254,442	$1,710,926

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	5.19%	5.81%	4.92%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 711,155,791
Holdings Count | Holding	1,063
Advisory Fees Paid, Amount	$ 3,970,600
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$711,155,791
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,063
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$3,970,600

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference‡	1.6%
Common Stocks	1.5%
Asset-Backed Securities	2.4%
Short-Term Investments	4.3%
Corporate Bonds	16.3%
Senior Floating-Rate LoansFootnote Reference*	73.9%
Footnote	Description
Footnote‡	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote*	Net of unfunded loan commitments.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.4%
CCC or Lower	5.6%
B	60.5%
BB	25.6%
BBB	3.9%
Footnote	Description
Footnote[a]	Excludes short-term investments, and equities for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000171616
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate & High Income Fund
Class Name	Class R6
Trading Symbol	ESFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$79	0.77%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan IndexSM (the Index):

↓ Loan selection in the energy equipment & services, professional services, and machinery industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest loan detractor from performance was an overweight to a contract production and packaging of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to high-yield bonds aided returns as these fixed-rate bonds benefited from the interest-rate environment and generally outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top loan contributor was an underweight to a defaulted auto components company

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$5,000,000	$5,000,000	$5,000,000
11/15	$4,936,464	$4,981,766	$4,956,200
12/15	$4,873,781	$4,956,879	$4,904,160
1/16	$4,833,361	$5,011,598	$4,872,138
2/16	$4,828,186	$5,047,198	$4,846,467
3/16	$4,978,525	$5,109,053	$4,980,025
4/16	$5,098,839	$5,143,862	$5,078,886
5/16	$5,136,516	$5,147,880	$5,124,163
6/16	$5,137,894	$5,238,507	$5,125,247
7/16	$5,212,308	$5,281,675	$5,198,563
8/16	$5,257,225	$5,287,372	$5,237,601
9/16	$5,307,703	$5,288,629	$5,282,850
10/16	$5,354,459	$5,253,543	$5,326,456
11/16	$5,359,287	$5,135,458	$5,340,555
12/16	$5,435,124	$5,150,713	$5,402,306
1/17	$5,478,695	$5,168,885	$5,432,535
2/17	$5,506,639	$5,208,767	$5,459,794
3/17	$5,524,983	$5,207,022	$5,464,185
4/17	$5,556,299	$5,250,226	$5,488,038
5/17	$5,582,075	$5,290,734	$5,508,103
6/17	$5,582,226	$5,286,248	$5,505,744
7/17	$5,620,907	$5,312,578	$5,543,626
8/17	$5,615,588	$5,358,413	$5,541,183
9/17	$5,641,241	$5,339,555	$5,562,847
10/17	$5,674,136	$5,345,966	$5,596,118
11/17	$5,680,850	$5,337,876	$5,602,611
12/17	$5,694,485	$5,361,408	$5,624,799
1/18	$5,747,419	$5,309,816	$5,678,937
2/18	$5,747,565	$5,259,468	$5,690,213
3/18	$5,762,187	$5,285,995	$5,706,247
4/18	$5,789,435	$5,250,724	$5,729,825
5/18	$5,798,805	$5,279,359	$5,739,485
6/18	$5,807,351	$5,271,702	$5,746,104
7/18	$5,856,076	$5,282,735	$5,788,571
8/18	$5,885,038	$5,308,761	$5,811,795
9/18	$5,919,804	$5,286,013	$5,851,753
10/18	$5,903,931	$5,241,794	$5,849,936
11/18	$5,846,824	$5,265,368	$5,797,159
12/18	$5,710,395	$5,347,748	$5,649,631
1/19	$5,856,725	$5,421,482	$5,793,507
2/19	$5,934,177	$5,427,391	$5,885,722
3/19	$5,933,796	$5,525,397	$5,875,448
4/19	$6,019,897	$5,533,131	$5,972,486
5/19	$5,990,468	$5,617,891	$5,959,534
6/19	$6,014,862	$5,697,352	$5,973,973
7/19	$6,051,722	$5,714,311	$6,021,862
8/19	$6,041,959	$5,843,610	$6,005,311
9/19	$6,065,628	$5,818,293	$6,033,327
10/19	$6,046,193	$5,837,092	$6,006,187
11/19	$6,075,542	$5,835,924	$6,041,475
12/19	$6,181,042	$5,844,621	$6,137,861
1/20	$6,196,972	$5,949,520	$6,172,156
2/20	$6,118,578	$6,038,603	$6,090,586
3/20	$5,412,397	$5,920,648	$5,337,170
4/20	$5,618,254	$6,039,247	$5,577,432
5/20	$5,803,078	$6,095,652	$5,789,125
6/20	$5,879,435	$6,146,514	$5,855,019
7/20	$5,992,533	$6,254,483	$5,969,611
8/20	$6,077,901	$6,218,418	$6,058,776
9/20	$6,089,354	$6,207,211	$6,097,196
10/20	$6,109,512	$6,185,025	$6,109,597
11/20	$6,275,695	$6,265,736	$6,245,595
12/20	$6,349,128	$6,287,373	$6,329,640
1/21	$6,412,760	$6,247,854	$6,404,900
2/21	$6,445,685	$6,167,238	$6,442,537
3/21	$6,435,988	$6,095,467	$6,442,376
4/21	$6,471,606	$6,146,723	$6,475,484
5/21	$6,505,399	$6,170,168	$6,513,096
6/21	$6,546,636	$6,215,150	$6,537,220
7/21	$6,550,820	$6,277,558	$6,536,355
8/21	$6,593,107	$6,273,367	$6,567,395
9/21	$6,619,472	$6,219,796	$6,609,592
10/21	$6,630,993	$6,214,712	$6,627,214
11/21	$6,604,135	$6,222,219	$6,616,645
12/21	$6,654,333	$6,218,024	$6,658,931
1/22	$6,627,644	$6,081,699	$6,683,146
2/22	$6,614,688	$5,998,781	$6,648,830
3/22	$6,604,217	$5,837,841	$6,652,007
4/22	$6,563,445	$5,620,104	$6,666,443
5/22	$6,430,899	$5,651,027	$6,495,902
6/22	$6,221,612	$5,538,106	$6,355,193
7/22	$6,403,894	$5,677,345	$6,490,715
8/22	$6,441,515	$5,529,755	$6,588,733
9/22	$6,267,336	$5,291,512	$6,438,663
10/22	$6,340,668	$5,233,452	$6,502,645
11/22	$6,458,091	$5,428,589	$6,580,537
12/22	$6,449,089	$5,410,151	$6,607,584
1/23	$6,634,714	$5,577,976	$6,783,832
2/23	$6,649,524	$5,440,916	$6,822,963
3/23	$6,659,776	$5,568,556	$6,820,821
4/23	$6,718,624	$5,602,573	$6,892,559
5/23	$6,705,210	$5,544,487	$6,879,899
6/23	$6,824,783	$5,535,870	$7,035,670
7/23	$6,913,703	$5,541,373	$7,126,102
8/23	$6,980,397	$5,508,004	$7,209,592
9/23	$6,992,021	$5,376,665	$7,278,978
10/23	$6,963,910	$5,295,810	$7,277,657
11/23	$7,099,958	$5,534,147	$7,366,422
12/23	$7,237,681	$5,744,136	$7,487,798
1/24	$7,279,806	$5,730,389	$7,538,346
2/24	$7,327,639	$5,661,684	$7,606,888
3/24	$7,396,493	$5,717,273	$7,671,694
4/24	$7,419,883	$5,583,670	$7,717,851
5/24	$7,471,744	$5,676,226	$7,790,327
6/24	$7,503,995	$5,728,116	$7,817,537
7/24	$7,574,334	$5,858,131	$7,870,851
8/24	$7,625,545	$5,944,368	$7,920,788
9/24	$7,675,655	$6,025,898	$7,977,298
10/24	$7,725,350	$5,889,033	$8,045,940
11/24	$7,782,823	$5,951,119	$8,112,449
12/24	$7,822,765	$5,861,240	$8,158,325
1/25	$7,871,595	$5,896,559	$8,214,695
2/25	$7,887,753	$6,018,474	$8,223,386
3/25	$7,833,064	$6,017,038	$8,197,617
4/25	$7,825,224	$6,038,290	$8,193,221
5/25	$7,941,627	$6,007,665	$8,320,479
6/25	$8,008,794	$6,101,262	$8,387,404
7/25	$8,038,526	$6,092,553	$8,460,806
8/25	$8,077,202	$6,165,735	$8,498,627
9/25	$8,123,250	$6,231,062	$8,535,781
10/25	$8,131,013	$6,272,211	$8,554,630

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	5.25%	5.88%	4.98%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%
Footnote	Description
Footnote[1]	Class R6 performance prior to 6/27/16 is linked to Class I. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 711,155,791
Holdings Count | Holding	1,063
Advisory Fees Paid, Amount	$ 3,970,600
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$711,155,791
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,063
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$3,970,600

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference‡	1.6%
Common Stocks	1.5%
Asset-Backed Securities	2.4%
Short-Term Investments	4.3%
Corporate Bonds	16.3%
Senior Floating-Rate LoansFootnote Reference*	73.9%
Footnote	Description
Footnote‡	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote*	Net of unfunded loan commitments.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.4%
CCC or Lower	5.6%
B	60.5%
BB	25.6%
BBB	3.9%
Footnote	Description
Footnote[a]	Excludes short-term investments, and equities for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014440
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Fund
Class Name	Advisers Class
Trading Symbol	EABLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$109	1.07%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↓ Loan selection in the energy equipment and services, professional services, and machinery industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest single detractor from performance was an overweight to a contract producer and packager of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to secured high-yield bonds aided returns, as these fixed-rate bonds benefited from the interest-rate environment and outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top contributor was an underweight to a defaulted auto components company

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Advisers Class	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$10,000	$10,000	$10,000
11/15	$9,872	$9,964	$9,912
12/15	$9,757	$9,914	$9,808
1/16	$9,674	$10,023	$9,744
2/16	$9,636	$10,094	$9,693
3/16	$9,941	$10,218	$9,960
4/16	$10,187	$10,288	$10,158
5/16	$10,257	$10,296	$10,248
6/16	$10,256	$10,477	$10,250
7/16	$10,386	$10,563	$10,397
8/16	$10,457	$10,575	$10,475
9/16	$10,563	$10,577	$10,566
10/16	$10,658	$10,507	$10,653
11/16	$10,676	$10,271	$10,681
12/16	$10,822	$10,301	$10,805
1/17	$10,891	$10,338	$10,865
2/17	$10,943	$10,418	$10,920
3/17	$10,974	$10,414	$10,928
4/17	$11,019	$10,500	$10,976
5/17	$11,065	$10,581	$11,016
6/17	$11,060	$10,573	$11,011
7/17	$11,119	$10,625	$11,087
8/17	$11,117	$10,717	$11,082
9/17	$11,162	$10,679	$11,126
10/17	$11,222	$10,692	$11,192
11/17	$11,243	$10,676	$11,205
12/17	$11,265	$10,723	$11,250
1/18	$11,376	$10,620	$11,358
2/18	$11,397	$10,519	$11,380
3/18	$11,434	$10,572	$11,412
4/18	$11,495	$10,501	$11,460
5/18	$11,509	$10,559	$11,479
6/18	$11,521	$10,543	$11,492
7/18	$11,612	$10,565	$11,577
8/18	$11,665	$10,618	$11,624
9/18	$11,729	$10,572	$11,704
10/18	$11,720	$10,484	$11,700
11/18	$11,618	$10,531	$11,594
12/18	$11,325	$10,696	$11,299
1/19	$11,579	$10,843	$11,587
2/19	$11,739	$10,855	$11,771
3/19	$11,710	$11,051	$11,751
4/19	$11,874	$11,066	$11,945
5/19	$11,827	$11,236	$11,919
6/19	$11,845	$11,395	$11,948
7/19	$11,915	$11,429	$12,044
8/19	$11,881	$11,687	$12,011
9/19	$11,923	$11,637	$12,067
10/19	$11,856	$11,674	$12,012
11/19	$11,921	$11,672	$12,083
12/19	$12,094	$11,689	$12,276
1/20	$12,148	$11,899	$12,344
2/20	$12,007	$12,077	$12,181
3/20	$10,639	$11,841	$10,674
4/20	$11,017	$12,078	$11,155
5/20	$11,369	$12,191	$11,578
6/20	$11,527	$12,293	$11,710
7/20	$11,684	$12,509	$11,939
8/20	$11,872	$12,437	$12,118
9/20	$11,918	$12,414	$12,194
10/20	$11,939	$12,370	$12,219
11/20	$12,225	$12,531	$12,491
12/20	$12,364	$12,575	$12,659
1/21	$12,495	$12,496	$12,810
2/21	$12,539	$12,334	$12,885
3/21	$12,515	$12,191	$12,885
4/21	$12,563	$12,293	$12,951
5/21	$12,623	$12,340	$13,026
6/21	$12,683	$12,430	$13,074
7/21	$12,672	$12,555	$13,073
8/21	$12,762	$12,547	$13,135
9/21	$12,793	$12,440	$13,219
10/21	$12,810	$12,429	$13,254
11/21	$12,783	$12,444	$13,233
12/21	$12,850	$12,436	$13,318
1/22	$12,852	$12,163	$13,366
2/22	$12,793	$11,998	$13,298
3/22	$12,783	$11,676	$13,304
4/22	$12,760	$11,240	$13,333
5/22	$12,444	$11,302	$12,992
6/22	$12,114	$11,076	$12,710
7/22	$12,385	$11,355	$12,981
8/22	$12,530	$11,060	$13,177
9/22	$12,211	$10,583	$12,877
10/22	$12,336	$10,467	$13,005
11/22	$12,515	$10,857	$13,161
12/22	$12,529	$10,820	$13,215
1/23	$12,854	$11,156	$13,568
2/23	$12,929	$10,882	$13,646
3/23	$12,889	$11,137	$13,642
4/23	$13,019	$11,205	$13,785
5/23	$13,011	$11,089	$13,760
6/23	$13,241	$11,072	$14,071
7/23	$13,414	$11,083	$14,252
8/23	$13,577	$11,016	$14,419
9/23	$13,617	$10,753	$14,558
10/23	$13,583	$10,592	$14,555
11/23	$13,780	$11,068	$14,733
12/23	$14,008	$11,488	$14,976
1/24	$14,108	$11,461	$15,077
2/24	$14,218	$11,323	$15,214
3/24	$14,334	$11,435	$15,343
4/24	$14,380	$11,167	$15,436
5/24	$14,480	$11,352	$15,581
6/24	$14,526	$11,456	$15,635
7/24	$14,644	$11,716	$15,742
8/24	$14,725	$11,889	$15,842
9/24	$14,804	$12,052	$15,955
10/24	$14,917	$11,778	$16,092
11/24	$15,027	$11,902	$16,225
12/24	$15,120	$11,722	$16,317
1/25	$15,195	$11,793	$16,429
2/25	$15,224	$12,037	$16,447
3/25	$15,100	$12,034	$16,395
4/25	$15,086	$12,077	$16,386
5/25	$15,308	$12,015	$16,641
6/25	$15,398	$12,203	$16,775
7/25	$15,472	$12,185	$16,922
8/25	$15,507	$12,331	$16,997
9/25	$15,592	$12,462	$17,072
10/25	$15,607	$12,544	$17,109

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Advisers Class	4.62%	5.50%	4.55%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 3,838,737,827
Holdings Count | Holding	595
Advisory Fees Paid, Amount	$ 21,761,315
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,838,737,827
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	595
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	35%
Total Advisory Fees Paid	$21,761,315

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Common Stocks	1.6%
Asset-Backed Securities	2.4%
Short-Term Investments	4.4%
Corporate Bonds	5.4%
Senior Floating-Rate Loans	85.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.3%
CCC or Lower	4.9%
B	63.5%
BB	23.1%
BBB	4.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014441
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Fund
Class Name	Class A
Trading Symbol	EVBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	1.07%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↓ Loan selection in the energy equipment and services, professional services, and machinery industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest single detractor from performance was an overweight to a contract producer and packager of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to secured high-yield bonds aided returns, as these fixed-rate bonds benefited from the interest-rate environment and outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top contributor was an underweight to a defaulted auto components company

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$10,000	$10,000	$10,000
11/15	$9,545	$9,964	$9,912
12/15	$9,439	$9,914	$9,808
1/16	$9,363	$10,023	$9,744
2/16	$9,317	$10,094	$9,693
3/16	$9,615	$10,218	$9,960
4/16	$9,845	$10,288	$10,158
5/16	$9,924	$10,296	$10,248
6/16	$9,913	$10,477	$10,250
7/16	$10,046	$10,563	$10,397
8/16	$10,114	$10,575	$10,475
9/16	$10,214	$10,577	$10,566
10/16	$10,303	$10,507	$10,653
11/16	$10,322	$10,271	$10,681
12/16	$10,471	$10,301	$10,805
1/17	$10,536	$10,338	$10,865
2/17	$10,586	$10,418	$10,920
3/17	$10,605	$10,414	$10,928
4/17	$10,659	$10,500	$10,976
5/17	$10,691	$10,581	$11,016
6/17	$10,700	$10,573	$11,011
7/17	$10,756	$10,625	$11,087
8/17	$10,755	$10,717	$11,082
9/17	$10,786	$10,679	$11,126
10/17	$10,855	$10,692	$11,192
11/17	$10,864	$10,676	$11,205
12/17	$10,898	$10,723	$11,250
1/18	$11,003	$10,620	$11,358
2/18	$11,023	$10,519	$11,380
3/18	$11,059	$10,572	$11,412
4/18	$11,117	$10,501	$11,460
5/18	$11,132	$10,559	$11,479
6/18	$11,145	$10,543	$11,492
7/18	$11,231	$10,565	$11,577
8/18	$11,281	$10,618	$11,624
9/18	$11,342	$10,572	$11,704
10/18	$11,335	$10,484	$11,700
11/18	$11,230	$10,531	$11,594
12/18	$10,956	$10,696	$11,299
1/19	$11,208	$10,843	$11,587
2/19	$11,347	$10,855	$11,771
3/19	$11,333	$11,051	$11,751
4/19	$11,488	$11,066	$11,945
5/19	$11,446	$11,236	$11,919
6/19	$11,451	$11,395	$11,948
7/19	$11,519	$11,429	$12,044
8/19	$11,501	$11,687	$12,011
9/19	$11,529	$11,637	$12,067
10/19	$11,467	$11,674	$12,012
11/19	$11,530	$11,672	$12,083
12/19	$11,705	$11,689	$12,276
1/20	$11,745	$11,899	$12,344
2/20	$11,614	$12,077	$12,181
3/20	$10,297	$11,841	$10,674
4/20	$10,652	$12,078	$11,155
5/20	$10,996	$12,191	$11,578
6/20	$11,156	$12,293	$11,710
7/20	$11,305	$12,509	$11,939
8/20	$11,482	$12,437	$12,118
9/20	$11,525	$12,414	$12,194
10/20	$11,558	$12,370	$12,219
11/20	$11,827	$12,531	$12,491
12/20	$11,958	$12,575	$12,659
1/21	$12,082	$12,496	$12,810
2/21	$12,137	$12,334	$12,885
3/21	$12,115	$12,191	$12,885
4/21	$12,162	$12,293	$12,951
5/21	$12,219	$12,340	$13,026
6/21	$12,276	$12,430	$13,074
7/21	$12,266	$12,555	$13,073
8/21	$12,339	$12,547	$13,135
9/21	$12,382	$12,440	$13,219
10/21	$12,399	$12,429	$13,254
11/21	$12,361	$12,444	$13,233
12/21	$12,438	$12,436	$13,318
1/22	$12,442	$12,163	$13,366
2/22	$12,374	$11,998	$13,298
3/22	$12,365	$11,676	$13,304
4/22	$12,345	$11,240	$13,333
5/22	$12,050	$11,302	$12,992
6/22	$11,716	$11,076	$12,710
7/22	$11,985	$11,355	$12,981
8/22	$12,122	$11,060	$13,177
9/22	$11,811	$10,583	$12,877
10/22	$11,931	$10,467	$13,005
11/22	$12,115	$10,857	$13,161
12/22	$12,116	$10,820	$13,215
1/23	$12,437	$11,156	$13,568
2/23	$12,509	$10,882	$13,646
3/23	$12,474	$11,137	$13,642
4/23	$12,599	$11,205	$13,785
5/23	$12,594	$11,089	$13,760
6/23	$12,812	$11,072	$14,071
7/23	$12,977	$11,083	$14,252
8/23	$13,132	$11,016	$14,419
9/23	$13,172	$10,753	$14,558
10/23	$13,128	$10,592	$14,555
11/23	$13,332	$11,068	$14,733
12/23	$13,549	$11,488	$14,976
1/24	$13,646	$11,461	$15,077
2/24	$13,752	$11,323	$15,214
3/24	$13,864	$11,435	$15,343
4/24	$13,910	$11,167	$15,436
5/24	$14,007	$11,352	$15,581
6/24	$14,052	$11,456	$15,635
7/24	$14,167	$11,716	$15,742
8/24	$14,246	$11,889	$15,842
9/24	$14,322	$12,052	$15,955
10/24	$14,431	$11,778	$16,092
11/24	$14,553	$11,902	$16,225
12/24	$14,627	$11,722	$16,317
1/25	$14,700	$11,793	$16,429
2/25	$14,730	$12,037	$16,447
3/25	$14,617	$12,034	$16,395
4/25	$14,590	$12,077	$16,386
5/25	$14,800	$12,015	$16,641
6/25	$14,904	$12,203	$16,775
7/25	$14,959	$12,185	$16,922
8/25	$15,012	$12,331	$16,997
9/25	$15,095	$12,462	$17,072
10/25	$15,114	$12,544	$17,109

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	4.72%	5.50%	4.56%
Class A with 3.25% Maximum Sales Charge	1.32%	4.82%	4.21%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 3,838,737,827
Holdings Count | Holding	595
Advisory Fees Paid, Amount	$ 21,761,315
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,838,737,827
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	595
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	35%
Total Advisory Fees Paid	$21,761,315

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Common Stocks	1.6%
Asset-Backed Securities	2.4%
Short-Term Investments	4.4%
Corporate Bonds	5.4%
Senior Floating-Rate Loans	85.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.3%
CCC or Lower	4.9%
B	63.5%
BB	23.1%
BBB	4.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014443
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Fund
Class Name	Class C
Trading Symbol	ECBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.82%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↓ Loan selection in the energy equipment and services, professional services, and machinery industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest single detractor from performance was an overweight to a contract producer and packager of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to secured high-yield bonds aided returns, as these fixed-rate bonds benefited from the interest-rate environment and outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top contributor was an underweight to a defaulted auto components company

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$10,000	$10,000	$10,000
11/15	$9,865	$9,964	$9,912
12/15	$9,744	$9,914	$9,808
1/16	$9,655	$10,023	$9,744
2/16	$9,612	$10,094	$9,693
3/16	$9,910	$10,218	$9,960
4/16	$10,149	$10,288	$10,158
5/16	$10,213	$10,296	$10,248
6/16	$10,206	$10,477	$10,250
7/16	$10,328	$10,563	$10,397
8/16	$10,393	$10,575	$10,475
9/16	$10,492	$10,577	$10,566
10/16	$10,579	$10,507	$10,653
11/16	$10,591	$10,271	$10,681
12/16	$10,729	$10,301	$10,805
1/17	$10,790	$10,338	$10,865
2/17	$10,836	$10,418	$10,920
3/17	$10,860	$10,414	$10,928
4/17	$10,897	$10,500	$10,976
5/17	$10,923	$10,581	$11,016
6/17	$10,924	$10,573	$11,011
7/17	$10,976	$10,625	$11,087
8/17	$10,966	$10,717	$11,082
9/17	$10,992	$10,679	$11,126
10/17	$11,056	$10,692	$11,192
11/17	$11,057	$10,676	$11,205
12/17	$11,084	$10,723	$11,250
1/18	$11,187	$10,620	$11,358
2/18	$11,201	$10,519	$11,380
3/18	$11,230	$10,572	$11,412
4/18	$11,271	$10,501	$11,460
5/18	$11,290	$10,559	$11,479
6/18	$11,295	$10,543	$11,492
7/18	$11,377	$10,565	$11,577
8/18	$11,421	$10,618	$11,624
9/18	$11,477	$10,572	$11,704
10/18	$11,461	$10,484	$11,700
11/18	$11,342	$10,531	$11,594
12/18	$11,060	$10,696	$11,299
1/19	$11,301	$10,843	$11,587
2/19	$11,451	$10,855	$11,771
3/19	$11,415	$11,051	$11,751
4/19	$11,568	$11,066	$11,945
5/19	$11,515	$11,236	$11,919
6/19	$11,512	$11,395	$11,948
7/19	$11,586	$11,429	$12,044
8/19	$11,545	$11,687	$12,011
9/19	$11,579	$11,637	$12,067
10/19	$11,507	$11,674	$12,012
11/19	$11,563	$11,672	$12,083
12/19	$11,723	$11,689	$12,276
1/20	$11,769	$11,899	$12,344
2/20	$11,624	$12,077	$12,181
3/20	$10,292	$11,841	$10,674
4/20	$10,652	$12,078	$11,155
5/20	$10,986	$12,191	$11,578
6/20	$11,144	$12,293	$11,710
7/20	$11,276	$12,509	$11,939
8/20	$11,450	$12,437	$12,118
9/20	$11,487	$12,414	$12,194
10/20	$11,513	$12,370	$12,219
11/20	$11,769	$12,531	$12,491
12/20	$11,895	$12,575	$12,659
1/21	$12,014	$12,496	$12,810
2/21	$12,049	$12,334	$12,885
3/21	$12,018	$12,191	$12,885
4/21	$12,057	$12,293	$12,951
5/21	$12,107	$12,340	$13,026
6/21	$12,157	$12,430	$13,074
7/21	$12,138	$12,555	$13,073
8/21	$12,217	$12,547	$13,135
9/21	$12,253	$12,440	$13,219
10/21	$12,247	$12,429	$13,254
11/21	$12,214	$12,444	$13,233
12/21	$12,270	$12,436	$13,318
1/22	$12,265	$12,163	$13,366
2/22	$12,201	$11,998	$13,298
3/22	$12,184	$11,676	$13,304
4/22	$12,154	$11,240	$13,333
5/22	$11,859	$11,302	$12,992
6/22	$11,523	$11,076	$12,710
7/22	$11,788	$11,355	$12,981
8/22	$11,919	$11,060	$13,177
9/22	$11,593	$10,583	$12,877
10/22	$11,705	$10,467	$13,005
11/22	$11,868	$10,857	$13,161
12/22	$11,873	$10,820	$13,215
1/23	$12,174	$11,156	$13,568
2/23	$12,238	$10,882	$13,646
3/23	$12,192	$11,137	$13,642
4/23	$12,308	$11,205	$13,785
5/23	$12,293	$11,089	$13,760
6/23	$12,502	$11,072	$14,071
7/23	$12,658	$11,083	$14,252
8/23	$12,803	$11,016	$14,419
9/23	$12,833	$10,753	$14,558
10/23	$12,792	$10,592	$14,555
11/23	$12,971	$11,068	$14,733
12/23	$13,177	$11,488	$14,976
1/24	$13,262	$11,461	$15,077
2/24	$13,358	$11,323	$15,214
3/24	$13,459	$11,435	$15,343
4/24	$13,493	$11,167	$15,436
5/24	$13,579	$11,352	$15,581
6/24	$13,613	$11,456	$15,635
7/24	$13,716	$11,716	$15,742
8/24	$13,783	$11,889	$15,842
9/24	$13,865	$12,052	$15,955
10/24	$13,961	$11,778	$16,092
11/24	$14,056	$11,902	$16,225
12/24	$14,117	$11,722	$16,317
1/25	$14,178	$11,793	$16,429
2/25	$14,197	$12,037	$16,447
3/25	$14,072	$12,034	$16,395
4/25	$14,050	$12,077	$16,386
5/25	$14,248	$12,015	$16,641
6/25	$14,323	$12,203	$16,775
7/25	$14,383	$12,185	$16,922
8/25	$14,423	$12,331	$16,997
9/25	$14,476	$12,462	$17,072
10/25	$14,725	$12,544	$17,109

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	3.84%	4.72%	3.94%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	2.87%	4.72%	3.94%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 3,838,737,827
Holdings Count | Holding	595
Advisory Fees Paid, Amount	$ 21,761,315
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,838,737,827
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	595
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	35%
Total Advisory Fees Paid	$21,761,315

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Common Stocks	1.6%
Asset-Backed Securities	2.4%
Short-Term Investments	4.4%
Corporate Bonds	5.4%
Senior Floating-Rate Loans	85.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.3%
CCC or Lower	4.9%
B	63.5%
BB	23.1%
BBB	4.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014444
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Fund
Class Name	Class I
Trading Symbol	EIBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84	0.82%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↓ Loan selection in the energy equipment and services, professional services, and machinery industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest single detractor from performance was an overweight to a contract producer and packager of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to secured high-yield bonds aided returns, as these fixed-rate bonds benefited from the interest-rate environment and outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top contributor was an underweight to a defaulted auto components company

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$1,000,000	$1,000,000	$1,000,000
11/15	$986,226	$996,353	$991,240
12/15	$976,109	$991,376	$980,832
1/16	$968,047	$1,002,320	$974,428
2/16	$963,287	$1,009,440	$969,293
3/16	$995,184	$1,021,811	$996,005
4/16	$1,018,755	$1,028,772	$1,015,777
5/16	$1,027,219	$1,029,576	$1,024,833
6/16	$1,026,136	$1,047,701	$1,025,049
7/16	$1,039,320	$1,056,335	$1,039,713
8/16	$1,046,687	$1,057,474	$1,047,520
9/16	$1,057,519	$1,057,726	$1,056,570
10/16	$1,067,180	$1,050,709	$1,065,291
11/16	$1,069,270	$1,027,092	$1,068,111
12/16	$1,084,121	$1,030,143	$1,080,461
1/17	$1,091,249	$1,033,777	$1,086,507
2/17	$1,096,693	$1,041,753	$1,091,959
3/17	$1,100,057	$1,041,404	$1,092,837
4/17	$1,104,748	$1,050,045	$1,097,608
5/17	$1,109,560	$1,058,147	$1,101,621
6/17	$1,110,601	$1,057,250	$1,101,149
7/17	$1,116,743	$1,062,516	$1,108,725
8/17	$1,115,483	$1,071,683	$1,108,237
9/17	$1,120,268	$1,067,911	$1,112,569
10/17	$1,126,521	$1,069,193	$1,119,224
11/17	$1,128,831	$1,067,575	$1,120,522
12/17	$1,132,553	$1,072,282	$1,124,960
1/18	$1,142,729	$1,061,963	$1,135,787
2/18	$1,145,039	$1,051,894	$1,138,043
3/18	$1,150,232	$1,057,199	$1,141,249
4/18	$1,155,368	$1,050,145	$1,145,965
5/18	$1,157,004	$1,055,872	$1,147,897
6/18	$1,158,501	$1,054,340	$1,149,221
7/18	$1,167,876	$1,056,547	$1,157,714
8/18	$1,173,411	$1,061,752	$1,162,359
9/18	$1,180,110	$1,057,203	$1,170,351
10/18	$1,180,745	$1,048,359	$1,169,987
11/18	$1,169,479	$1,053,074	$1,159,432
12/18	$1,141,457	$1,069,550	$1,129,926
1/19	$1,167,342	$1,084,296	$1,158,701
2/19	$1,182,373	$1,085,478	$1,177,144
3/19	$1,181,003	$1,105,079	$1,175,090
4/19	$1,197,749	$1,106,626	$1,194,497
5/19	$1,193,310	$1,123,578	$1,191,907
6/19	$1,193,993	$1,139,470	$1,194,795
7/19	$1,202,708	$1,142,862	$1,204,372
8/19	$1,199,474	$1,168,722	$1,201,062
9/19	$1,202,647	$1,163,659	$1,206,665
10/19	$1,197,432	$1,167,418	$1,201,237
11/19	$1,202,940	$1,167,185	$1,208,295
12/19	$1,222,005	$1,168,924	$1,227,572
1/20	$1,227,769	$1,189,904	$1,234,431
2/20	$1,213,727	$1,207,721	$1,218,117
3/20	$1,075,848	$1,184,130	$1,067,434
4/20	$1,112,901	$1,207,849	$1,115,486
5/20	$1,148,713	$1,219,130	$1,157,825
6/20	$1,166,228	$1,229,303	$1,171,004
7/20	$1,182,447	$1,250,897	$1,193,922
8/20	$1,200,245	$1,243,684	$1,211,755
9/20	$1,206,516	$1,241,442	$1,219,439
10/20	$1,208,793	$1,237,005	$1,221,919
11/20	$1,238,033	$1,253,147	$1,249,119
12/20	$1,250,900	$1,257,475	$1,265,928
1/21	$1,264,459	$1,249,571	$1,280,980
2/21	$1,270,540	$1,233,448	$1,288,507
3/21	$1,268,370	$1,219,093	$1,288,475
4/21	$1,273,573	$1,229,345	$1,295,097
5/21	$1,279,891	$1,234,034	$1,302,619
6/21	$1,286,216	$1,243,030	$1,307,444
7/21	$1,285,354	$1,255,512	$1,307,271
8/21	$1,293,352	$1,254,673	$1,313,479
9/21	$1,298,197	$1,243,959	$1,321,918
10/21	$1,300,179	$1,242,942	$1,325,443
11/21	$1,296,206	$1,244,444	$1,323,329
12/21	$1,304,774	$1,243,605	$1,331,786
1/22	$1,305,315	$1,216,340	$1,336,629
2/22	$1,298,068	$1,199,756	$1,329,766
3/22	$1,298,816	$1,167,568	$1,330,401
4/22	$1,295,221	$1,124,021	$1,333,289
5/22	$1,264,927	$1,130,205	$1,299,180
6/22	$1,230,212	$1,107,621	$1,271,039
7/22	$1,259,525	$1,135,469	$1,298,143
8/22	$1,274,498	$1,105,951	$1,317,747
9/22	$1,240,824	$1,058,302	$1,287,733
10/22	$1,253,807	$1,046,690	$1,300,529
11/22	$1,273,837	$1,085,718	$1,316,107
12/22	$1,273,986	$1,082,030	$1,321,517
1/23	$1,308,853	$1,115,595	$1,356,766
2/23	$1,315,203	$1,088,183	$1,364,593
3/23	$1,312,924	$1,113,711	$1,364,164
4/23	$1,326,501	$1,120,515	$1,378,512
5/23	$1,325,969	$1,108,897	$1,375,980
6/23	$1,349,666	$1,107,174	$1,407,134
7/23	$1,367,536	$1,108,275	$1,425,220
8/23	$1,382,778	$1,101,601	$1,441,918
9/23	$1,388,751	$1,075,333	$1,455,796
10/23	$1,383,961	$1,059,162	$1,455,531
11/23	$1,406,048	$1,106,829	$1,473,284
12/23	$1,429,511	$1,148,827	$1,497,560
1/24	$1,438,341	$1,146,078	$1,507,669
2/24	$1,449,876	$1,132,337	$1,521,378
3/24	$1,462,032	$1,143,455	$1,534,339
4/24	$1,468,719	$1,116,734	$1,543,570
5/24	$1,479,292	$1,135,245	$1,558,065
6/24	$1,484,225	$1,145,623	$1,563,507
7/24	$1,494,875	$1,171,626	$1,574,170
8/24	$1,505,277	$1,188,874	$1,584,158
9/24	$1,513,618	$1,205,180	$1,595,460
10/24	$1,525,476	$1,177,807	$1,609,188
11/24	$1,537,020	$1,190,224	$1,622,490
12/24	$1,545,040	$1,172,248	$1,631,665
1/25	$1,553,023	$1,179,312	$1,642,939
2/25	$1,556,330	$1,203,695	$1,644,677
3/25	$1,545,865	$1,203,408	$1,639,523
4/25	$1,542,880	$1,207,658	$1,638,644
5/25	$1,565,879	$1,201,533	$1,664,096
6/25	$1,577,323	$1,220,252	$1,677,481
7/25	$1,583,346	$1,218,511	$1,692,161
8/25	$1,589,159	$1,233,147	$1,699,725
9/25	$1,598,240	$1,246,212	$1,707,156
10/25	$1,600,078	$1,254,442	$1,710,926

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	4.89%	5.77%	4.81%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 3,838,737,827
Holdings Count | Holding	595
Advisory Fees Paid, Amount	$ 21,761,315
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,838,737,827
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	595
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	35%
Total Advisory Fees Paid	$21,761,315

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Common Stocks	1.6%
Asset-Backed Securities	2.4%
Short-Term Investments	4.4%
Corporate Bonds	5.4%
Senior Floating-Rate Loans	85.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.3%
CCC or Lower	4.9%
B	63.5%
BB	23.1%
BBB	4.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000177290
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Fund
Class Name	Class R6
Trading Symbol	ESBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$78	0.76%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↓ Loan selection in the energy equipment and services, professional services, and machinery industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest single detractor from performance was an overweight to a contract producer and packager of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to secured high-yield bonds aided returns, as these fixed-rate bonds benefited from the interest-rate environment and outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top contributor was an underweight to a defaulted auto components company

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$5,000,000	$5,000,000	$5,000,000
11/15	$4,931,130	$4,981,766	$4,956,200
12/15	$4,880,546	$4,956,879	$4,904,160
1/16	$4,840,236	$5,011,598	$4,872,138
2/16	$4,816,434	$5,047,198	$4,846,467
3/16	$4,975,918	$5,109,053	$4,980,025
4/16	$5,093,773	$5,143,862	$5,078,886
5/16	$5,136,095	$5,147,880	$5,124,163
6/16	$5,130,681	$5,238,507	$5,125,247
7/16	$5,196,602	$5,281,675	$5,198,563
8/16	$5,233,436	$5,287,372	$5,237,601
9/16	$5,287,597	$5,288,629	$5,282,850
10/16	$5,335,900	$5,253,543	$5,326,456
11/16	$5,346,349	$5,135,458	$5,340,555
12/16	$5,426,923	$5,150,713	$5,402,306
1/17	$5,462,859	$5,168,885	$5,432,535
2/17	$5,490,373	$5,208,767	$5,459,794
3/17	$5,507,495	$5,207,022	$5,464,185
4/17	$5,531,257	$5,250,226	$5,488,038
5/17	$5,555,569	$5,290,734	$5,508,103
6/17	$5,554,828	$5,286,248	$5,505,744
7/17	$5,591,970	$5,312,578	$5,543,626
8/17	$5,585,920	$5,358,413	$5,541,183
9/17	$5,610,094	$5,339,555	$5,562,847
10/17	$5,641,642	$5,345,966	$5,596,118
11/17	$5,653,453	$5,337,876	$5,602,611
12/17	$5,666,034	$5,361,408	$5,624,799
1/18	$5,723,490	$5,309,816	$5,678,937
2/18	$5,735,301	$5,259,468	$5,690,213
3/18	$5,755,195	$5,285,995	$5,706,247
4/18	$5,787,464	$5,250,724	$5,729,825
5/18	$5,795,915	$5,279,359	$5,739,485
6/18	$5,803,656	$5,271,702	$5,746,104
7/18	$5,850,829	$5,282,735	$5,788,571
8/18	$5,878,826	$5,308,761	$5,811,795
9/18	$5,912,655	$5,286,013	$5,851,753
10/18	$5,909,659	$5,241,794	$5,849,936
11/18	$5,860,039	$5,265,368	$5,797,159
12/18	$5,720,020	$5,347,748	$5,649,631
1/19	$5,849,850	$5,421,482	$5,793,507
2/19	$5,925,331	$5,427,391	$5,885,722
3/19	$5,918,768	$5,525,397	$5,875,448
4/19	$6,002,842	$5,533,131	$5,972,486
5/19	$5,974,218	$5,617,891	$5,959,534
6/19	$5,984,636	$5,697,352	$5,973,973
7/19	$6,021,754	$5,714,311	$6,021,862
8/19	$6,005,692	$5,843,610	$6,005,311
9/19	$6,028,663	$5,818,293	$6,033,327
10/19	$6,002,839	$5,837,092	$6,006,187
11/19	$6,030,803	$5,835,924	$6,041,475
12/19	$6,126,605	$5,844,621	$6,137,861
1/20	$6,148,868	$5,949,520	$6,172,156
2/20	$6,078,685	$6,038,603	$6,090,586
3/20	$5,388,465	$5,920,648	$5,337,170
4/20	$5,581,473	$6,039,247	$5,577,432
5/20	$5,761,195	$6,095,652	$5,789,125
6/20	$5,849,261	$6,146,514	$5,855,019
7/20	$5,930,870	$6,254,483	$5,969,611
8/20	$6,020,239	$6,218,418	$6,058,776
9/20	$6,044,865	$6,207,211	$6,097,196
10/20	$6,063,646	$6,185,025	$6,109,597
11/20	$6,210,465	$6,265,736	$6,245,595
12/20	$6,275,262	$6,287,373	$6,329,640
1/21	$6,343,515	$6,247,854	$6,404,900
2/21	$6,366,945	$6,167,238	$6,442,537
3/21	$6,363,586	$6,095,467	$6,442,376
4/21	$6,389,897	$6,146,723	$6,475,484
5/21	$6,421,815	$6,170,168	$6,513,096
6/21	$6,446,413	$6,215,150	$6,537,220
7/21	$6,449,634	$6,277,558	$6,536,355
8/21	$6,490,119	$6,273,367	$6,567,395
9/21	$6,514,646	$6,219,796	$6,609,592
10/21	$6,524,842	$6,214,712	$6,627,214
11/21	$6,505,159	$6,222,219	$6,616,645
12/21	$6,548,358	$6,218,024	$6,658,931
1/22	$6,551,295	$6,081,699	$6,683,146
2/22	$6,515,195	$5,998,781	$6,648,830
3/22	$6,511,696	$5,837,841	$6,652,007
4/22	$6,501,405	$5,620,104	$6,666,443
5/22	$6,349,811	$5,651,027	$6,495,902
6/22	$6,176,151	$5,538,106	$6,355,193
7/22	$6,323,492	$5,677,345	$6,490,715
8/22	$6,399,135	$5,529,755	$6,588,733
9/22	$6,230,613	$5,291,512	$6,438,663
10/22	$6,296,018	$5,233,452	$6,502,645
11/22	$6,389,132	$5,428,589	$6,580,537
12/22	$6,398,031	$5,410,151	$6,607,584
1/23	$6,573,325	$5,577,976	$6,783,832
2/23	$6,605,465	$5,440,916	$6,822,963
3/23	$6,594,438	$5,568,556	$6,820,821
4/23	$6,663,050	$5,602,573	$6,892,559
5/23	$6,652,820	$5,544,487	$6,879,899
6/23	$6,772,168	$5,535,870	$7,035,670
7/23	$6,870,404	$5,541,373	$7,126,102
8/23	$6,947,361	$5,508,004	$7,209,592
9/23	$6,969,535	$5,376,665	$7,278,978
10/23	$6,953,614	$5,295,810	$7,277,657
11/23	$7,064,863	$5,534,147	$7,366,422
12/23	$7,183,213	$5,744,136	$7,487,798
1/24	$7,227,964	$5,730,389	$7,538,346
2/24	$7,286,276	$5,661,684	$7,606,888
3/24	$7,347,736	$5,717,273	$7,671,694
4/24	$7,381,786	$5,583,670	$7,717,851
5/24	$7,435,296	$5,676,226	$7,790,327
6/24	$7,460,494	$5,728,116	$7,817,537
7/24	$7,514,407	$5,858,131	$7,870,851
8/24	$7,567,103	$5,944,368	$7,920,788
9/24	$7,609,425	$6,025,898	$7,977,298
10/24	$7,669,038	$5,889,033	$8,045,940
11/24	$7,727,418	$5,951,119	$8,112,449
12/24	$7,768,109	$5,861,240	$8,158,325
1/25	$7,808,647	$5,896,559	$8,214,695
2/25	$7,825,665	$6,018,474	$8,223,386
3/25	$7,773,561	$6,017,038	$8,197,617
4/25	$7,758,799	$6,038,290	$8,193,221
5/25	$7,874,789	$6,007,665	$8,320,479
6/25	$7,923,178	$6,101,262	$8,387,404
7/25	$7,963,535	$6,092,553	$8,460,806
8/25	$7,993,229	$6,165,735	$8,498,627
9/25	$8,039,337	$6,231,062	$8,535,781
10/25	$8,048,577	$6,272,211	$8,554,630

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	4.95%	5.82%	4.87%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%
Footnote	Description
Footnote[1]	Class R6 performance prior to 12/1/16 is linked to Class I. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 3,838,737,827
Holdings Count | Holding	595
Advisory Fees Paid, Amount	$ 21,761,315
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,838,737,827
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	595
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	35%
Total Advisory Fees Paid	$21,761,315

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Common Stocks	1.6%
Asset-Backed Securities	2.4%
Short-Term Investments	4.4%
Corporate Bonds	5.4%
Senior Floating-Rate Loans	85.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.3%
CCC or Lower	4.9%
B	63.5%
BB	23.1%
BBB	4.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000049802
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Fund
Class Name	Class A
Trading Symbol	EAGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$159	1.50%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ Long exposure to Venezuelan sovereign credit contributed to performance as sanctions relief and restructuring discussions progressed and oil exports restarted

↑ Long Egyptian local bond exposure helped returns given, international and regional support, cooling inflation and fiscal/monetary reforms

↑ Long exposure to Uzbekistani local bonds, which benefited from perceptions of strengthening political institutions and currency appreciation, helped returns

↑ Use of derivatives —foreign exchange forwards for managing currency exposures, and interest-rate swaps for managing interest-rate exposures- helped performance

↑ Long Nigerian naira exposure contributed, given micro-market reforms and clearing of backlogs

↓ A short position in the Emerging Market bond index detracted from returns, as strong technicals and USD weakness supported an asset class level rally

↓ A short position in European equities hurt returns, given sustained profitability and a broad valuation re-rating due to stable economic conditions

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/15	$10,000	$10,000	$10,000
11/15	$9,738	$10,005	$10,001
12/15	$9,752	$9,978	$10,004
1/16	$9,656	$10,123	$10,004
2/16	$9,665	$10,221	$10,007
3/16	$9,763	$10,305	$10,011
4/16	$9,794	$10,322	$10,014
5/16	$9,871	$10,366	$10,015
6/16	$9,893	$10,563	$10,018
7/16	$9,937	$10,627	$10,021
8/16	$10,069	$10,621	$10,023
9/16	$10,096	$10,620	$10,028
10/16	$10,122	$10,517	$10,031
11/16	$10,037	$10,343	$10,032
12/16	$10,119	$10,372	$10,037
1/17	$10,146	$10,334	$10,041
2/17	$10,150	$10,422	$10,045
3/17	$10,267	$10,417	$10,047
4/17	$10,316	$10,488	$10,054
5/17	$10,343	$10,549	$10,059
6/17	$10,370	$10,520	$10,067
7/17	$10,351	$10,554	$10,076
8/17	$10,413	$10,650	$10,085
9/17	$10,417	$10,601	$10,094
10/17	$10,478	$10,646	$10,103
11/17	$10,517	$10,663	$10,111
12/17	$10,521	$10,686	$10,123
1/18	$10,595	$10,610	$10,135
2/18	$10,565	$10,586	$10,144
3/18	$10,558	$10,674	$10,158
4/18	$10,492	$10,634	$10,172
5/18	$10,415	$10,674	$10,187
6/18	$10,361	$10,694	$10,204
7/18	$10,366	$10,697	$10,220
8/18	$10,253	$10,730	$10,239
9/18	$10,246	$10,689	$10,255
10/18	$10,168	$10,668	$10,272
11/18	$10,125	$10,720	$10,293
12/18	$10,146	$10,875	$10,312
1/19	$10,263	$10,990	$10,333
2/19	$10,344	$11,003	$10,351
3/19	$10,342	$11,200	$10,374
4/19	$10,363	$11,207	$10,394
5/19	$10,421	$11,368	$10,417
6/19	$10,574	$11,528	$10,440
7/19	$10,727	$11,618	$10,459
8/19	$10,673	$11,882	$10,481
9/19	$10,779	$11,827	$10,499
10/19	$10,792	$11,806	$10,519
11/19	$10,916	$11,792	$10,532
12/19	$11,101	$11,768	$10,547
1/20	$11,177	$11,981	$10,562
2/20	$11,127	$12,127	$10,577
3/20	$10,371	$11,938	$10,608
4/20	$10,650	$12,132	$10,609
5/20	$10,936	$12,166	$10,609
6/20	$11,057	$12,227	$10,610
7/20	$11,050	$12,360	$10,613
8/20	$11,197	$12,271	$10,613
9/20	$11,178	$12,316	$10,615
10/20	$11,184	$12,317	$10,616
11/20	$11,358	$12,387	$10,617
12/20	$11,464	$12,425	$10,618
1/21	$11,509	$12,358	$10,619
2/21	$11,515	$12,166	$10,620
3/21	$11,455	$12,118	$10,620
4/21	$11,514	$12,150	$10,621
5/21	$11,586	$12,177	$10,621
6/21	$11,645	$12,236	$10,620
7/21	$11,625	$12,388	$10,621
8/21	$11,684	$12,364	$10,621
9/21	$11,677	$12,247	$10,622
10/21	$11,643	$12,215	$10,622
11/21	$11,582	$12,302	$10,622
12/21	$11,679	$12,252	$10,623
1/22	$11,644	$12,060	$10,623
2/22	$11,488	$11,899	$10,624
3/22	$11,248	$11,643	$10,627
4/22	$11,419	$11,330	$10,629
5/22	$11,302	$11,314	$10,636
6/22	$11,137	$11,142	$10,638
7/22	$10,943	$11,426	$10,644
8/22	$11,152	$11,128	$10,661
9/22	$11,065	$10,771	$10,687
10/22	$11,146	$10,734	$10,704
11/22	$11,396	$11,007	$10,739
12/22	$11,591	$10,877	$10,778
1/23	$11,758	$11,128	$10,811
2/23	$11,826	$10,951	$10,847
3/23	$11,794	$11,193	$10,893
4/23	$11,819	$11,251	$10,928
5/23	$11,960	$11,207	$10,970
6/23	$12,145	$11,200	$11,021
7/23	$12,186	$11,204	$11,065
8/23	$12,198	$11,190	$11,114
9/23	$12,121	$10,997	$11,165
10/23	$12,133	$10,919	$11,215
11/23	$12,204	$11,294	$11,266
12/23	$12,366	$11,655	$11,318
1/24	$12,468	$11,632	$11,366
2/24	$12,600	$11,552	$11,413
3/24	$12,794	$11,656	$11,464
4/24	$12,791	$11,469	$11,513
5/24	$12,971	$11,570	$11,569
6/24	$12,952	$11,671	$11,616
7/24	$13,057	$11,896	$11,668
8/24	$13,070	$12,026	$11,724
9/24	$13,175	$12,166	$11,775
10/24	$13,141	$12,001	$11,819
11/24	$13,232	$12,144	$11,865
12/24	$13,405	$12,051	$11,912
1/25	$13,608	$12,097	$11,956
2/25	$13,717	$12,243	$11,994
3/25	$13,778	$12,192	$12,034
4/25	$13,806	$12,312	$12,076
5/25	$13,997	$12,271	$12,120
6/25	$14,124	$12,389	$12,160
7/25	$14,203	$12,379	$12,201
8/25	$14,347	$12,447	$12,249
9/25	$14,492	$12,538	$12,290
10/25	$14,700	$12,637	$12,333

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	11.89%	5.62%	4.27%
Class A with 3.25% Maximum Sales Charge	8.27%	4.93%	3.92%
Bloomberg Global Aggregate Index (USD Hedged)	5.30%	0.52%	2.37%
ICE BofA 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.12%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 2,985,675,207
Holdings Count | Holding	1,144
Advisory Fees Paid, Amount	$ 12,330,049
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,985,675,207
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,144
Portfolio Turnover Rate (for Global Macro Portfolio)	142%
Total Advisory Fees Paid	$12,330,049

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	3.0%
Senior Floating-Rate Loans	1.3%
Sovereign Loans	1.6%
Foreign Corporate Bonds	4.5%
Common Stocks	5.1%
Short-Term Investments	39.6%
Sovereign Government Bonds	44.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	5.9%
Kazakhstan	4.9%
Nigeria	4.8%
Uzbekistan	2.9%
Sweden	2.0%
Iceland	1.8%
India	1.6%
Korea, South	1.5%
Turkey	1.4%
Uganda	1.3%
Other	9.3%
Total Long Exposure	37.4%
Kuwait	(1.3)%
Indonesia	(2.0)%
Euro	(2.0)%
Other	(4.0)%
Total Short Exposure	(9.3)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081636
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Fund
Class Name	Class C
Trading Symbol	ECGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$239	2.27%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 239
Expense Ratio, Percent	2.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ Long exposure to Venezuelan sovereign credit contributed to performance as sanctions relief and restructuring discussions progressed and oil exports restarted

↑ Long Egyptian local bond exposure helped returns given, international and regional support, cooling inflation and fiscal/monetary reforms

↑ Long exposure to Uzbekistani local bonds, which benefited from perceptions of strengthening political institutions and currency appreciation, helped returns

↑ Use of derivatives —foreign exchange forwards for managing currency exposures, and interest-rate swaps for managing interest-rate exposures- helped performance

↑ Long Nigerian naira exposure contributed, given micro-market reforms and clearing of backlogs

↓ A short position in the Emerging Market bond index detracted from returns, as strong technicals and USD weakness supported an asset class level rally

↓ A short position in European equities hurt returns, given sustained profitability and a broad valuation re-rating due to stable economic conditions

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/15	$10,000	$10,000	$10,000
11/15	$10,058	$10,005	$10,001
12/15	$10,077	$9,978	$10,004
1/16	$9,971	$10,123	$10,004
2/16	$9,974	$10,221	$10,007
3/16	$10,068	$10,305	$10,011
4/16	$10,094	$10,322	$10,014
5/16	$10,166	$10,366	$10,015
6/16	$10,182	$10,563	$10,018
7/16	$10,220	$10,627	$10,021
8/16	$10,349	$10,621	$10,023
9/16	$10,370	$10,620	$10,028
10/16	$10,391	$10,517	$10,031
11/16	$10,310	$10,343	$10,032
12/16	$10,377	$10,372	$10,037
1/17	$10,398	$10,334	$10,041
2/17	$10,408	$10,422	$10,045
3/17	$10,509	$10,417	$10,047
4/17	$10,553	$10,488	$10,054
5/17	$10,575	$10,549	$10,059
6/17	$10,596	$10,520	$10,067
7/17	$10,571	$10,554	$10,076
8/17	$10,627	$10,650	$10,085
9/17	$10,626	$10,601	$10,094
10/17	$10,682	$10,646	$10,103
11/17	$10,715	$10,663	$10,111
12/17	$10,713	$10,686	$10,123
1/18	$10,782	$10,610	$10,135
2/18	$10,745	$10,586	$10,144
3/18	$10,731	$10,674	$10,158
4/18	$10,659	$10,634	$10,172
5/18	$10,587	$10,674	$10,187
6/18	$10,514	$10,694	$10,204
7/18	$10,525	$10,697	$10,220
8/18	$10,393	$10,730	$10,239
9/18	$10,379	$10,689	$10,255
10/18	$10,295	$10,668	$10,272
11/18	$10,246	$10,720	$10,293
12/18	$10,261	$10,875	$10,312
1/19	$10,373	$10,990	$10,333
2/19	$10,449	$11,003	$10,351
3/19	$10,440	$11,200	$10,374
4/19	$10,456	$11,207	$10,394
5/19	$10,508	$11,368	$10,417
6/19	$10,655	$11,528	$10,440
7/19	$10,803	$11,618	$10,459
8/19	$10,743	$11,882	$10,481
9/19	$10,842	$11,827	$10,499
10/19	$10,849	$11,806	$10,519
11/19	$10,980	$11,792	$10,532
12/19	$11,147	$11,768	$10,547
1/20	$11,216	$11,981	$10,562
2/20	$11,160	$12,127	$10,577
3/20	$10,398	$11,938	$10,608
4/20	$10,671	$12,132	$10,609
5/20	$10,951	$12,166	$10,609
6/20	$11,065	$12,227	$10,610
7/20	$11,064	$12,360	$10,613
8/20	$11,192	$12,271	$10,613
9/20	$11,166	$12,316	$10,615
10/20	$11,165	$12,317	$10,616
11/20	$11,332	$12,387	$10,617
12/20	$11,443	$12,425	$10,618
1/21	$11,468	$12,358	$10,619
2/21	$11,467	$12,166	$10,620
3/21	$11,402	$12,118	$10,620
4/21	$11,467	$12,150	$10,621
5/21	$11,532	$12,177	$10,621
6/21	$11,584	$12,236	$10,620
7/21	$11,544	$12,388	$10,621
8/21	$11,609	$12,364	$10,621
9/21	$11,582	$12,247	$10,622
10/21	$11,542	$12,215	$10,622
11/21	$11,488	$12,302	$10,622
12/21	$11,577	$12,252	$10,623
1/22	$11,523	$12,060	$10,623
2/22	$11,362	$11,899	$10,624
3/22	$11,133	$11,643	$10,627
4/22	$11,294	$11,330	$10,629
5/22	$11,159	$11,314	$10,636
6/22	$10,990	$11,142	$10,638
7/22	$10,794	$11,426	$10,644
8/22	$11,007	$11,128	$10,661
9/22	$10,901	$10,771	$10,687
10/22	$10,975	$10,734	$10,704
11/22	$11,228	$11,007	$10,739
12/22	$11,398	$10,877	$10,778
1/23	$11,569	$11,128	$10,811
2/23	$11,615	$10,951	$10,847
3/23	$11,591	$11,193	$10,893
4/23	$11,609	$11,251	$10,928
5/23	$11,741	$11,207	$10,970
6/23	$11,901	$11,200	$11,021
7/23	$11,933	$11,204	$11,065
8/23	$11,937	$11,190	$11,114
9/23	$11,855	$10,997	$11,165
10/23	$11,860	$10,919	$11,215
11/23	$11,922	$11,294	$11,266
12/23	$12,071	$11,655	$11,318
1/24	$12,163	$11,632	$11,366
2/24	$12,299	$11,552	$11,413
3/24	$12,480	$11,656	$11,464
4/24	$12,469	$11,469	$11,513
5/24	$12,622	$11,570	$11,569
6/24	$12,596	$11,671	$11,616
7/24	$12,690	$11,896	$11,668
8/24	$12,694	$12,026	$11,724
9/24	$12,788	$12,166	$11,775
10/24	$12,763	$12,001	$11,819
11/24	$12,827	$12,144	$11,865
12/24	$12,985	$12,051	$11,912
1/25	$13,189	$12,097	$11,956
2/25	$13,271	$12,243	$11,994
3/25	$13,321	$12,192	$12,034
4/25	$13,356	$12,312	$12,076
5/25	$13,516	$12,271	$12,120
6/25	$13,630	$12,389	$12,160
7/25	$13,713	$12,379	$12,201
8/25	$13,827	$12,447	$12,249
9/25	$13,974	$12,538	$12,290
10/25	$14,372	$12,637	$12,333

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	10.89%	4.85%	3.69%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	9.89%	4.85%	3.69%
Bloomberg Global Aggregate Index (USD Hedged)	5.30%	0.52%	2.37%
ICE BofA 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.12%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 2,985,675,207
Holdings Count | Holding	1,144
Advisory Fees Paid, Amount	$ 12,330,049
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,985,675,207
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,144
Portfolio Turnover Rate (for Global Macro Portfolio)	142%
Total Advisory Fees Paid	$12,330,049

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	3.0%
Senior Floating-Rate Loans	1.3%
Sovereign Loans	1.6%
Foreign Corporate Bonds	4.5%
Common Stocks	5.1%
Short-Term Investments	39.6%
Sovereign Government Bonds	44.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	5.9%
Kazakhstan	4.9%
Nigeria	4.8%
Uzbekistan	2.9%
Sweden	2.0%
Iceland	1.8%
India	1.6%
Korea, South	1.5%
Turkey	1.4%
Uganda	1.3%
Other	9.3%
Total Long Exposure	37.4%
Kuwait	(1.3)%
Indonesia	(2.0)%
Euro	(2.0)%
Other	(4.0)%
Total Short Exposure	(9.3)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000049803
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Fund
Class Name	Class I
Trading Symbol	EIGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$130	1.23%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ Long exposure to Venezuelan sovereign credit contributed to performance as sanctions relief and restructuring discussions progressed and oil exports restarted

↑ Long Egyptian local bond exposure helped returns given, international and regional support, cooling inflation and fiscal/monetary reforms

↑ Long exposure to Uzbekistani local bonds, which benefited from perceptions of strengthening political institutions and currency appreciation, helped returns

↑ Use of derivatives —foreign exchange forwards for managing currency exposures, and interest-rate swaps for managing interest-rate exposures- helped performance

↑ Long Nigerian naira exposure contributed, given micro-market reforms and clearing of backlogs

↓ A short position in the Emerging Market bond index detracted from returns, as strong technicals and USD weakness supported an asset class level rally

↓ A short position in European equities hurt returns, given sustained profitability and a broad valuation re-rating due to stable economic conditions

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/15	$1,000,000	$1,000,000	$1,000,000
11/15	$1,006,769	$1,000,460	$1,000,059
12/15	$1,009,663	$997,753	$1,000,389
1/16	$999,953	$1,012,349	$1,000,419
2/16	$1,001,154	$1,022,079	$1,000,663
3/16	$1,011,612	$1,030,494	$1,001,121
4/16	$1,015,210	$1,032,243	$1,001,390
5/16	$1,022,344	$1,036,607	$1,001,469
6/16	$1,024,836	$1,056,340	$1,001,846
7/16	$1,029,730	$1,062,651	$1,002,136
8/16	$1,043,803	$1,062,109	$1,002,314
9/16	$1,046,788	$1,061,982	$1,002,808
10/16	$1,049,782	$1,051,685	$1,003,059
11/16	$1,042,391	$1,034,316	$1,003,234
12/16	$1,050,029	$1,037,150	$1,003,661
1/17	$1,053,045	$1,033,372	$1,004,104
2/17	$1,053,741	$1,042,218	$1,004,520
3/17	$1,066,127	$1,041,738	$1,004,694
4/17	$1,071,520	$1,048,802	$1,005,369
5/17	$1,074,578	$1,054,924	$1,005,876
6/17	$1,077,645	$1,051,971	$1,006,723
7/17	$1,075,987	$1,055,429	$1,007,579
8/17	$1,082,623	$1,065,048	$1,008,523
9/17	$1,083,340	$1,060,131	$1,009,387
10/17	$1,090,014	$1,064,602	$1,010,289
11/17	$1,094,316	$1,066,252	$1,011,128
12/17	$1,095,039	$1,068,635	$1,012,252
1/18	$1,102,972	$1,061,006	$1,013,461
2/18	$1,100,083	$1,058,614	$1,014,419
3/18	$1,099,603	$1,067,391	$1,015,842
4/18	$1,093,056	$1,063,420	$1,017,170
5/18	$1,086,490	$1,067,393	$1,018,722
6/18	$1,079,906	$1,069,382	$1,020,436
7/18	$1,081,859	$1,069,675	$1,022,035
8/18	$1,070,329	$1,072,963	$1,023,878
9/18	$1,068,603	$1,068,858	$1,025,451
10/18	$1,061,943	$1,066,769	$1,027,224
11/18	$1,057,746	$1,071,989	$1,029,332
12/18	$1,058,967	$1,087,473	$1,031,227
1/19	$1,072,693	$1,098,992	$1,033,259
2/19	$1,080,223	$1,100,312	$1,035,099
3/19	$1,080,245	$1,120,019	$1,037,410
4/19	$1,082,776	$1,120,687	$1,039,361
5/19	$1,089,105	$1,136,813	$1,041,733
6/19	$1,105,352	$1,152,753	$1,044,038
7/19	$1,121,665	$1,161,824	$1,045,932
8/19	$1,116,312	$1,188,172	$1,048,077
9/19	$1,127,624	$1,182,666	$1,049,908
10/19	$1,129,285	$1,180,624	$1,051,928
11/19	$1,143,898	$1,179,240	$1,053,240
12/19	$1,162,291	$1,176,822	$1,054,743
1/20	$1,170,558	$1,198,059	$1,056,153
2/20	$1,165,628	$1,212,722	$1,057,714
3/20	$1,087,771	$1,193,848	$1,060,803
4/20	$1,116,114	$1,213,175	$1,060,886
5/20	$1,146,434	$1,216,614	$1,060,904
6/20	$1,159,413	$1,222,685	$1,061,040
7/20	$1,160,328	$1,236,047	$1,061,250
8/20	$1,174,742	$1,227,090	$1,061,331
9/20	$1,172,960	$1,231,572	$1,061,457
10/20	$1,175,240	$1,231,662	$1,061,568
11/20	$1,192,508	$1,238,690	$1,061,662
12/20	$1,203,969	$1,242,496	$1,061,779
1/21	$1,209,037	$1,235,831	$1,061,879
2/21	$1,209,971	$1,216,607	$1,061,969
3/21	$1,203,990	$1,211,814	$1,062,046
4/21	$1,210,485	$1,214,982	$1,062,062
5/21	$1,218,401	$1,217,694	$1,062,084
6/21	$1,224,940	$1,223,633	$1,062,045
7/21	$1,223,090	$1,238,841	$1,062,098
8/21	$1,229,674	$1,236,359	$1,062,140
9/21	$1,229,223	$1,224,686	$1,062,198
10/21	$1,225,941	$1,221,483	$1,062,155
11/21	$1,219,807	$1,230,197	$1,062,226
12/21	$1,230,315	$1,225,207	$1,062,301
1/22	$1,226,993	$1,205,958	$1,062,253
2/22	$1,210,719	$1,189,917	$1,062,390
3/22	$1,187,163	$1,164,266	$1,062,717
4/22	$1,204,083	$1,132,975	$1,062,867
5/22	$1,192,008	$1,131,416	$1,063,599
6/22	$1,174,810	$1,114,245	$1,063,831
7/22	$1,154,647	$1,142,626	$1,064,376
8/22	$1,178,459	$1,112,797	$1,066,094
9/22	$1,168,076	$1,077,074	$1,068,747
10/22	$1,176,933	$1,073,387	$1,070,424
11/22	$1,205,194	$1,100,740	$1,073,876
12/22	$1,224,604	$1,087,749	$1,077,763
1/23	$1,244,102	$1,112,803	$1,081,138
2/23	$1,250,095	$1,095,054	$1,084,667
3/23	$1,248,515	$1,119,336	$1,089,332
4/23	$1,251,492	$1,125,099	$1,092,761
5/23	$1,265,227	$1,120,669	$1,097,041
6/23	$1,285,199	$1,120,001	$1,102,061
7/23	$1,289,797	$1,120,363	$1,106,450
8/23	$1,291,283	$1,118,956	$1,111,446
9/23	$1,283,404	$1,099,659	$1,116,539
10/23	$1,284,912	$1,091,851	$1,121,526
11/23	$1,292,742	$1,129,392	$1,126,561
12/23	$1,310,126	$1,165,486	$1,131,812
1/24	$1,321,227	$1,163,201	$1,136,648
2/24	$1,335,576	$1,155,220	$1,141,305
3/24	$1,358,048	$1,165,637	$1,146,430
4/24	$1,357,983	$1,146,870	$1,151,349
5/24	$1,375,794	$1,157,018	$1,156,874
6/24	$1,374,104	$1,167,057	$1,161,592
7/24	$1,385,517	$1,189,603	$1,166,795
8/24	$1,387,098	$1,202,633	$1,172,377
9/24	$1,398,627	$1,216,588	$1,177,462
10/24	$1,395,234	$1,200,125	$1,181,935
11/24	$1,405,193	$1,214,380	$1,186,451
12/24	$1,423,928	$1,205,061	$1,191,248
1/25	$1,445,897	$1,209,730	$1,195,634
2/25	$1,457,751	$1,224,297	$1,199,431
3/25	$1,464,518	$1,219,188	$1,203,435
4/25	$1,467,879	$1,231,192	$1,207,576
5/25	$1,488,533	$1,227,121	$1,211,966
6/25	$1,502,351	$1,238,873	$1,215,951
7/25	$1,510,996	$1,237,881	$1,220,148
8/25	$1,526,683	$1,244,665	$1,224,942
9/25	$1,542,443	$1,253,833	$1,229,044
10/25	$1,565,357	$1,263,731	$1,233,289

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	12.19%	5.90%	4.58%
Bloomberg Global Aggregate Index (USD Hedged)	5.30%	0.52%	2.37%
ICE BofA 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.12%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 2,985,675,207
Holdings Count | Holding	1,144
Advisory Fees Paid, Amount	$ 12,330,049
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,985,675,207
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,144
Portfolio Turnover Rate (for Global Macro Portfolio)	142%
Total Advisory Fees Paid	$12,330,049

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	3.0%
Senior Floating-Rate Loans	1.3%
Sovereign Loans	1.6%
Foreign Corporate Bonds	4.5%
Common Stocks	5.1%
Short-Term Investments	39.6%
Sovereign Government Bonds	44.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	5.9%
Kazakhstan	4.9%
Nigeria	4.8%
Uzbekistan	2.9%
Sweden	2.0%
Iceland	1.8%
India	1.6%
Korea, South	1.5%
Turkey	1.4%
Uganda	1.3%
Other	9.3%
Total Long Exposure	37.4%
Kuwait	(1.3)%
Indonesia	(2.0)%
Euro	(2.0)%
Other	(4.0)%
Total Short Exposure	(9.3)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000089783
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Fund
Class Name	Class R
Trading Symbol	ERGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$186	1.76%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ Long exposure to Venezuelan sovereign credit contributed to performance as sanctions relief and restructuring discussions progressed and oil exports restarted

↑ Long Egyptian local bond exposure helped returns given, international and regional support, cooling inflation and fiscal/monetary reforms

↑ Long exposure to Uzbekistani local bonds, which benefited from perceptions of strengthening political institutions and currency appreciation, helped returns

↑ Use of derivatives —foreign exchange forwards for managing currency exposures, and interest-rate swaps for managing interest-rate exposures- helped performance

↑ Long Nigerian naira exposure contributed, given micro-market reforms and clearing of backlogs

↓ A short position in the Emerging Market bond index detracted from returns, as strong technicals and USD weakness supported an asset class level rally

↓ A short position in European equities hurt returns, given sustained profitability and a broad valuation re-rating due to stable economic conditions

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class R	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/15	$10,000	$10,000	$10,000
11/15	$10,063	$10,005	$10,001
12/15	$10,087	$9,978	$10,004
1/16	$9,985	$10,123	$10,004
2/16	$9,993	$10,221	$10,007
3/16	$10,092	$10,305	$10,011
4/16	$10,123	$10,322	$10,014
5/16	$10,201	$10,366	$10,015
6/16	$10,210	$10,563	$10,018
7/16	$10,253	$10,627	$10,021
8/16	$10,399	$10,621	$10,023
9/16	$10,413	$10,620	$10,028
10/16	$10,439	$10,517	$10,031
11/16	$10,361	$10,343	$10,032
12/16	$10,444	$10,372	$10,037
1/17	$10,458	$10,334	$10,041
2/17	$10,473	$10,422	$10,045
3/17	$10,579	$10,417	$10,047
4/17	$10,628	$10,488	$10,054
5/17	$10,666	$10,549	$10,059
6/17	$10,692	$10,520	$10,067
7/17	$10,671	$10,554	$10,076
8/17	$10,721	$10,650	$10,085
9/17	$10,735	$10,601	$10,094
10/17	$10,785	$10,646	$10,103
11/17	$10,835	$10,663	$10,111
12/17	$10,826	$10,686	$10,123
1/18	$10,911	$10,610	$10,135
2/18	$10,878	$10,586	$10,144
3/18	$10,869	$10,674	$10,158
4/18	$10,800	$10,634	$10,172
5/18	$10,719	$10,674	$10,187
6/18	$10,650	$10,694	$10,204
7/18	$10,665	$10,697	$10,220
8/18	$10,548	$10,730	$10,239
9/18	$10,539	$10,689	$10,255
10/18	$10,457	$10,668	$10,272
11/18	$10,411	$10,720	$10,293
12/18	$10,419	$10,875	$10,312
1/19	$10,549	$10,990	$10,333
2/19	$10,619	$11,003	$10,351
3/19	$10,615	$11,200	$10,374
4/19	$10,648	$11,207	$10,394
5/19	$10,705	$11,368	$10,417
6/19	$10,860	$11,528	$10,440
7/19	$11,003	$11,618	$10,459
8/19	$10,946	$11,882	$10,481
9/19	$11,065	$11,827	$10,499
10/19	$11,064	$11,806	$10,519
11/19	$11,202	$11,792	$10,532
12/19	$11,390	$11,768	$10,547
1/20	$11,466	$11,981	$10,562
2/20	$11,413	$12,127	$10,577
3/20	$10,637	$11,938	$10,608
4/20	$10,909	$12,132	$10,609
5/20	$11,212	$12,166	$10,609
6/20	$11,334	$12,227	$10,610
7/20	$11,325	$12,360	$10,613
8/20	$11,461	$12,271	$10,613
9/20	$11,439	$12,316	$10,615
10/20	$11,456	$12,317	$10,616
11/20	$11,619	$12,387	$10,617
12/20	$11,738	$12,425	$10,618
1/21	$11,783	$12,358	$10,619
2/21	$11,787	$12,166	$10,620
3/21	$11,724	$12,118	$10,620
4/21	$11,782	$12,150	$10,621
5/21	$11,854	$12,177	$10,621
6/21	$11,913	$12,236	$10,620
7/21	$11,890	$12,388	$10,621
8/21	$11,949	$12,364	$10,621
9/21	$11,939	$12,247	$10,622
10/21	$11,889	$12,215	$10,622
11/21	$11,839	$12,302	$10,622
12/21	$11,935	$12,252	$10,623
1/22	$11,884	$12,060	$10,623
2/22	$11,736	$11,899	$10,624
3/22	$11,490	$11,643	$10,627
4/22	$11,663	$11,330	$10,629
5/22	$11,542	$11,314	$10,636
6/22	$11,357	$11,142	$10,638
7/22	$11,158	$11,426	$10,644
8/22	$11,383	$11,128	$10,661
9/22	$11,279	$10,771	$10,687
10/22	$11,359	$10,734	$10,704
11/22	$11,627	$11,007	$10,739
12/22	$11,823	$10,877	$10,778
1/23	$11,991	$11,128	$10,811
2/23	$12,058	$10,951	$10,847
3/23	$12,024	$11,193	$10,893
4/23	$12,047	$11,251	$10,928
5/23	$12,189	$11,207	$10,970
6/23	$12,376	$11,200	$11,021
7/23	$12,400	$11,204	$11,065
8/23	$12,424	$11,190	$11,114
9/23	$12,344	$10,997	$11,165
10/23	$12,338	$10,919	$11,215
11/23	$12,408	$11,294	$11,266
12/23	$12,569	$11,655	$11,318
1/24	$12,671	$11,632	$11,366
2/24	$12,818	$11,552	$11,413
3/24	$13,012	$11,656	$11,464
4/24	$13,006	$11,469	$11,513
5/24	$13,171	$11,570	$11,569
6/24	$13,149	$11,671	$11,616
7/24	$13,268	$11,896	$11,668
8/24	$13,262	$12,026	$11,724
9/24	$13,367	$12,166	$11,775
10/24	$13,345	$12,001	$11,819
11/24	$13,418	$12,144	$11,865
12/24	$13,591	$12,051	$11,912
1/25	$13,810	$12,097	$11,956
2/25	$13,901	$12,243	$11,994
3/25	$13,960	$12,192	$12,034
4/25	$14,003	$12,312	$12,076
5/25	$14,177	$12,271	$12,120
6/25	$14,302	$12,389	$12,160
7/25	$14,395	$12,379	$12,201
8/25	$14,521	$12,447	$12,249
9/25	$14,681	$12,538	$12,290
10/25	$14,876	$12,637	$12,333

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class R	11.47%	5.36%	4.05%
Bloomberg Global Aggregate Index (USD Hedged)	5.30%	0.52%	2.37%
ICE BofA 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.12%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 2,985,675,207
Holdings Count | Holding	1,144
Advisory Fees Paid, Amount	$ 12,330,049
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,985,675,207
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,144
Portfolio Turnover Rate (for Global Macro Portfolio)	142%
Total Advisory Fees Paid	$12,330,049

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	3.0%
Senior Floating-Rate Loans	1.3%
Sovereign Loans	1.6%
Foreign Corporate Bonds	4.5%
Common Stocks	5.1%
Short-Term Investments	39.6%
Sovereign Government Bonds	44.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	5.9%
Kazakhstan	4.9%
Nigeria	4.8%
Uzbekistan	2.9%
Sweden	2.0%
Iceland	1.8%
India	1.6%
Korea, South	1.5%
Turkey	1.4%
Uganda	1.3%
Other	9.3%
Total Long Exposure	37.4%
Kuwait	(1.3)%
Indonesia	(2.0)%
Euro	(2.0)%
Other	(4.0)%
Total Short Exposure	(9.3)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000191155
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Fund
Class Name	Class R6
Trading Symbol	EGMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$127	1.20%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ Long exposure to Venezuelan sovereign credit contributed to performance as sanctions relief and restructuring discussions progressed and oil exports restarted

↑ Long Egyptian local bond exposure helped returns given, international and regional support, cooling inflation and fiscal/monetary reforms

↑ Long exposure to Uzbekistani local bonds, which benefited from perceptions of strengthening political institutions and currency appreciation, helped returns

↑ Use of derivatives —foreign exchange forwards for managing currency exposures, and interest-rate swaps for managing interest-rate exposures- helped performance

↑ Long Nigerian naira exposure contributed, given micro-market reforms and clearing of backlogs

↓ A short position in the Emerging Market bond index detracted from returns, as strong technicals and USD weakness supported an asset class level rally

↓ A short position in European equities hurt returns, given sustained profitability and a broad valuation re-rating due to stable economic conditions

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/15	$5,000,000	$5,000,000	$5,000,000
11/15	$5,033,843	$5,002,302	$5,000,297
12/15	$5,048,314	$4,988,766	$5,001,943
1/16	$4,999,763	$5,061,744	$5,002,095
2/16	$5,005,771	$5,110,397	$5,003,313
3/16	$5,058,061	$5,152,468	$5,005,603
4/16	$5,076,049	$5,161,217	$5,006,952
5/16	$5,111,721	$5,183,035	$5,007,343
6/16	$5,124,180	$5,281,699	$5,009,228
7/16	$5,148,648	$5,313,255	$5,010,678
8/16	$5,219,013	$5,310,546	$5,011,569
9/16	$5,233,940	$5,309,912	$5,014,041
10/16	$5,248,911	$5,258,426	$5,015,295
11/16	$5,211,955	$5,171,578	$5,016,172
12/16	$5,250,143	$5,185,749	$5,018,303
1/17	$5,265,226	$5,166,860	$5,020,522
2/17	$5,268,704	$5,211,092	$5,022,602
3/17	$5,330,637	$5,208,688	$5,023,472
4/17	$5,357,599	$5,244,010	$5,026,843
5/17	$5,372,890	$5,274,618	$5,029,380
6/17	$5,388,460	$5,259,855	$5,033,613
7/17	$5,380,484	$5,277,147	$5,037,897
8/17	$5,408,021	$5,325,239	$5,042,616
9/17	$5,417,844	$5,300,656	$5,046,936
10/17	$5,451,460	$5,323,012	$5,051,445
11/17	$5,473,218	$5,331,259	$5,055,642
12/17	$5,471,119	$5,343,176	$5,061,260
1/18	$5,517,113	$5,305,032	$5,067,306
2/18	$5,502,978	$5,293,071	$5,072,097
3/18	$5,500,897	$5,336,956	$5,079,208
4/18	$5,468,468	$5,317,098	$5,085,848
5/18	$5,429,763	$5,336,963	$5,093,612
6/18	$5,397,044	$5,346,910	$5,102,180
7/18	$5,407,043	$5,348,376	$5,110,176
8/18	$5,349,578	$5,364,813	$5,119,389
9/18	$5,347,343	$5,344,290	$5,127,254
10/18	$5,308,091	$5,333,847	$5,136,119
11/18	$5,287,318	$5,359,944	$5,146,659
12/18	$5,299,891	$5,437,366	$5,156,133
1/19	$5,362,576	$5,494,959	$5,166,296
2/19	$5,406,776	$5,501,561	$5,175,495
3/19	$5,407,134	$5,600,097	$5,187,050
4/19	$5,420,054	$5,603,433	$5,196,807
5/19	$5,452,055	$5,684,063	$5,208,666
6/19	$5,533,670	$5,763,765	$5,220,192
7/19	$5,615,592	$5,809,118	$5,229,659
8/19	$5,582,644	$5,940,859	$5,240,387
9/19	$5,645,995	$5,913,331	$5,249,542
10/19	$5,654,572	$5,903,122	$5,259,640
11/19	$5,721,493	$5,896,198	$5,266,200
12/19	$5,820,366	$5,884,109	$5,273,717
1/20	$5,862,025	$5,990,296	$5,280,763
2/20	$5,837,627	$6,063,612	$5,288,570
3/20	$5,441,333	$5,969,242	$5,304,017
4/20	$5,590,223	$6,065,877	$5,304,431
5/20	$5,742,285	$6,083,068	$5,304,518
6/20	$5,807,587	$6,113,427	$5,305,199
7/20	$5,805,700	$6,180,233	$5,306,250
8/20	$5,884,933	$6,135,449	$5,306,656
9/20	$5,869,475	$6,157,862	$5,307,287
10/20	$5,881,173	$6,158,311	$5,307,838
11/20	$5,967,958	$6,193,449	$5,308,309
12/20	$6,032,634	$6,212,477	$5,308,896
1/21	$6,058,303	$6,179,154	$5,309,396
2/21	$6,063,261	$6,083,036	$5,309,846
3/21	$6,033,569	$6,059,070	$5,310,230
4/21	$6,066,416	$6,074,909	$5,310,309
5/21	$6,106,368	$6,088,469	$5,310,418
6/21	$6,139,421	$6,118,163	$5,310,223
7/21	$6,130,452	$6,194,203	$5,310,491
8/21	$6,163,733	$6,181,793	$5,310,701
9/21	$6,161,754	$6,123,429	$5,310,991
10/21	$6,138,474	$6,107,417	$5,310,773
11/21	$6,115,121	$6,150,983	$5,311,129
12/21	$6,168,281	$6,126,036	$5,311,506
1/22	$6,152,057	$6,029,788	$5,311,266
2/22	$6,070,917	$5,949,583	$5,311,948
3/22	$5,945,905	$5,821,332	$5,313,586
4/22	$6,038,445	$5,664,874	$5,314,333
5/22	$5,978,353	$5,657,081	$5,317,993
6/22	$5,885,227	$5,571,227	$5,319,153
7/22	$5,791,873	$5,713,130	$5,321,879
8/22	$5,904,394	$5,563,986	$5,330,469
9/22	$5,860,186	$5,385,368	$5,343,734
10/22	$5,905,069	$5,366,936	$5,352,121
11/22	$6,039,802	$5,503,702	$5,369,381
12/22	$6,145,160	$5,438,747	$5,388,815
1/23	$6,235,866	$5,564,016	$5,405,690
2/23	$6,273,986	$5,475,270	$5,423,334
3/23	$6,258,855	$5,596,680	$5,446,661
4/23	$6,274,254	$5,625,494	$5,463,804
5/23	$6,351,393	$5,603,347	$5,485,203
6/23	$6,452,155	$5,600,003	$5,510,306
7/23	$6,467,896	$5,601,816	$5,532,248
8/23	$6,483,675	$5,594,778	$5,557,228
9/23	$6,444,623	$5,498,295	$5,582,693
10/23	$6,452,669	$5,459,257	$5,607,629
11/23	$6,484,536	$5,646,962	$5,632,804
12/23	$6,580,330	$5,827,429	$5,659,060
1/24	$6,636,605	$5,816,007	$5,683,242
2/24	$6,709,165	$5,776,099	$5,706,525
3/24	$6,814,410	$5,828,185	$5,732,150
4/24	$6,814,533	$5,734,348	$5,756,745
5/24	$6,904,469	$5,785,088	$5,784,371
6/24	$6,896,472	$5,835,286	$5,807,959
7/24	$6,962,593	$5,948,017	$5,833,975
8/24	$6,962,758	$6,013,163	$5,861,883
9/24	$7,021,155	$6,082,940	$5,887,312
10/24	$7,012,964	$6,000,625	$5,909,675
11/24	$7,055,126	$6,071,901	$5,932,255
12/24	$7,149,727	$6,025,304	$5,956,241
1/25	$7,260,680	$6,048,650	$5,978,169
2/25	$7,320,786	$6,121,483	$5,997,154
3/25	$7,355,328	$6,095,939	$6,017,175
4/25	$7,372,746	$6,155,958	$6,037,878
5/25	$7,477,128	$6,135,606	$6,059,828
6/25	$7,547,141	$6,194,364	$6,079,755
7/25	$7,591,144	$6,189,406	$6,100,740
8/25	$7,670,578	$6,223,323	$6,124,712
9/25	$7,750,381	$6,269,164	$6,145,219
10/25	$7,866,185	$6,318,655	$6,166,444

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	12.17%	5.99%	4.63%
Bloomberg Global Aggregate Index (USD Hedged)	5.30%	0.52%	2.37%
ICE BofA 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.12%
Footnote	Description
Footnote[1]	Class R6 performance prior to 5/31/17 is linked to Class I. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 2,985,675,207
Holdings Count | Holding	1,144
Advisory Fees Paid, Amount	$ 12,330,049
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,985,675,207
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,144
Portfolio Turnover Rate (for Global Macro Portfolio)	142%
Total Advisory Fees Paid	$12,330,049

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	3.0%
Senior Floating-Rate Loans	1.3%
Sovereign Loans	1.6%
Foreign Corporate Bonds	4.5%
Common Stocks	5.1%
Short-Term Investments	39.6%
Sovereign Government Bonds	44.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	5.9%
Kazakhstan	4.9%
Nigeria	4.8%
Uzbekistan	2.9%
Sweden	2.0%
Iceland	1.8%
India	1.6%
Korea, South	1.5%
Turkey	1.4%
Uganda	1.3%
Other	9.3%
Total Long Exposure	37.4%
Kuwait	(1.3)%
Indonesia	(2.0)%
Euro	(2.0)%
Other	(4.0)%
Total Short Exposure	(9.3)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014451
Shareholder Report [Line Items]
Fund Name	Eaton Vance Government Opportunities Fund
Class Name	Class A
Trading Symbol	EVGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Government Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$288	2.76%

Expenses Paid, Amount	$ 288
Expense Ratio, Percent	2.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. Mortgage Backed Securities Index (the Index):

↑ Out-of-Index exposures to agency collateralized mortgage obligations (CMOs) contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to non-agency mortgage-backed securities (MBS) contributed to performance relative to the Index during the period

↑ Duration positioning – which was longer than that of the Index – contributed to returns during a period when interest rates generally declined

↓ Out-of-Index use of derivatives for duration management – by investing in U.S. Treasury futures and interest rate swap options or swaptions – hurt returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	ICE BofA U.S. MBS Index
10/15	$10,000	$10,000	$10,000
11/15	$9,643	$9,964	$9,984
12/15	$9,640	$9,914	$9,981
1/16	$9,666	$10,023	$10,105
2/16	$9,677	$10,094	$10,145
3/16	$9,691	$10,218	$10,176
4/16	$9,703	$10,288	$10,194
5/16	$9,701	$10,296	$10,207
6/16	$9,697	$10,477	$10,290
7/16	$9,724	$10,563	$10,313
8/16	$9,705	$10,575	$10,324
9/16	$9,715	$10,577	$10,353
10/16	$9,696	$10,507	$10,323
11/16	$9,660	$10,271	$10,145
12/16	$9,685	$10,301	$10,148
1/17	$9,711	$10,338	$10,143
2/17	$9,725	$10,418	$10,193
3/17	$9,737	$10,414	$10,195
4/17	$9,750	$10,500	$10,259
5/17	$9,779	$10,581	$10,326
6/17	$9,776	$10,573	$10,287
7/17	$9,790	$10,625	$10,333
8/17	$9,836	$10,717	$10,408
9/17	$9,803	$10,679	$10,382
10/17	$9,800	$10,692	$10,379
11/17	$9,797	$10,676	$10,363
12/17	$9,809	$10,723	$10,396
1/18	$9,760	$10,620	$10,273
2/18	$9,771	$10,519	$10,202
3/18	$9,784	$10,572	$10,270
4/18	$9,799	$10,501	$10,221
5/18	$9,814	$10,559	$10,296
6/18	$9,800	$10,543	$10,302
7/18	$9,808	$10,565	$10,292
8/18	$9,851	$10,618	$10,351
9/18	$9,831	$10,572	$10,290
10/18	$9,842	$10,484	$10,221
11/18	$9,854	$10,531	$10,314
12/18	$9,881	$10,696	$10,500
1/19	$9,924	$10,843	$10,589
2/19	$9,952	$10,855	$10,580
3/19	$9,995	$11,051	$10,738
4/19	$10,037	$11,066	$10,725
5/19	$10,046	$11,236	$10,862
6/19	$10,026	$11,395	$10,953
7/19	$10,053	$11,429	$11,003
8/19	$10,044	$11,687	$11,111
9/19	$10,069	$11,637	$11,111
10/19	$10,109	$11,674	$11,146
11/19	$10,117	$11,672	$11,155
12/19	$10,121	$11,689	$11,184
1/20	$10,162	$11,899	$11,265
2/20	$10,286	$12,077	$11,378
3/20	$10,309	$11,841	$11,496
4/20	$10,399	$12,078	$11,585
5/20	$10,487	$12,191	$11,604
6/20	$10,506	$12,293	$11,589
7/20	$10,506	$12,509	$11,614
8/20	$10,522	$12,437	$11,615
9/20	$10,554	$12,414	$11,602
10/20	$10,553	$12,370	$11,603
11/20	$10,553	$12,531	$11,613
12/20	$10,585	$12,575	$11,641
1/21	$10,617	$12,496	$11,656
2/21	$10,616	$12,334	$11,563
3/21	$10,613	$12,191	$11,507
4/21	$10,611	$12,293	$11,574
5/21	$10,607	$12,340	$11,544
6/21	$10,571	$12,430	$11,544
7/21	$10,537	$12,555	$11,610
8/21	$10,536	$12,547	$11,595
9/21	$10,589	$12,440	$11,550
10/21	$10,484	$12,429	$11,526
11/21	$10,443	$12,444	$11,516
12/21	$10,457	$12,436	$11,500
1/22	$10,458	$12,163	$11,329
2/22	$10,439	$11,998	$11,213
3/22	$10,314	$11,676	$10,920
4/22	$10,260	$11,240	$10,537
5/22	$10,242	$11,302	$10,650
6/22	$10,172	$11,076	$10,493
7/22	$10,159	$11,355	$10,826
8/22	$10,112	$11,060	$10,465
9/22	$9,820	$10,583	$9,929
10/22	$9,788	$10,467	$9,786
11/22	$9,865	$10,857	$10,199
12/22	$9,770	$10,820	$10,134
1/23	$9,880	$11,156	$10,458
2/23	$9,811	$10,882	$10,185
3/23	$9,947	$11,137	$10,383
4/23	$9,937	$11,205	$10,440
5/23	$9,910	$11,089	$10,368
6/23	$9,845	$11,072	$10,329
7/23	$9,855	$11,083	$10,312
8/23	$9,864	$11,016	$10,227
9/23	$9,687	$10,753	$9,909
10/23	$9,604	$10,592	$9,711
11/23	$9,987	$11,068	$10,207
12/23	$10,317	$11,488	$10,639
1/24	$10,309	$11,461	$10,595
2/24	$10,030	$11,323	$10,424
3/24	$10,098	$11,435	$10,525
4/24	$9,780	$11,167	$10,215
5/24	$10,002	$11,352	$10,425
6/24	$10,186	$11,456	$10,550
7/24	$10,469	$11,716	$10,829
8/24	$10,655	$11,889	$10,998
9/24	$10,762	$12,052	$11,134
10/24	$10,397	$11,778	$10,814
11/24	$10,506	$11,902	$10,956
12/24	$10,376	$11,722	$10,780
1/25	$10,466	$11,793	$10,840
2/25	$10,772	$12,037	$11,101
3/25	$10,842	$12,034	$11,101
4/25	$10,993	$12,077	$11,139
5/25	$10,880	$12,015	$11,031
6/25	$11,072	$12,203	$11,227
7/25	$11,041	$12,185	$11,184
8/25	$11,278	$12,331	$11,365
9/25	$11,245	$12,462	$11,497
10/25	$11,322	$12,544	$11,594

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	8.85%	1.41%	1.58%
Class A with 3.25% Maximum Sales Charge	5.23%	0.73%	1.25%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA U.S. MBS Index	7.22%	(0.01)%	1.49%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 388,803,790
Holdings Count | Holding	450
Advisory Fees Paid, Amount	$ 2,053,279
InvestmentCompanyPortfolioTurnover	254.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$388,803,790
# of Portfolio Holdings	450
Portfolio Turnover Rate	254%
Total Advisory Fees Paid	$2,053,279

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.5%
Short-Term Investments	0.7%
Asset-Backed Securities	2.2%
Government National Mortgage Association Participation Agreements	2.5%
U.S. Department of Agriculture Loans	4.5%
U.S. Government Agency Mortgage-Backed Securities	40.2%
Collateralized Mortgage Obligations	49.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014453
Shareholder Report [Line Items]
Fund Name	Eaton Vance Government Opportunities Fund
Class Name	Class C
Trading Symbol	ECGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Government Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$365	3.51%

Expenses Paid, Amount	$ 365
Expense Ratio, Percent	3.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. Mortgage Backed Securities Index (the Index):

↑ Out-of-Index exposures to agency collateralized mortgage obligations (CMOs) contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to non-agency mortgage-backed securities (MBS) contributed to performance relative to the Index during the period

↑ Duration positioning – which was longer than that of the Index – contributed to returns during a period when interest rates generally declined

↓ Out-of-Index use of derivatives for duration management – by investing in U.S. Treasury futures and interest rate swap options or swaptions – hurt returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	ICE BofA U.S. MBS Index
10/15	$10,000	$10,000	$10,000
11/15	$9,960	$9,964	$9,984
12/15	$9,951	$9,914	$9,981
1/16	$9,971	$10,023	$10,105
2/16	$9,978	$10,094	$10,145
3/16	$9,985	$10,218	$10,176
4/16	$9,992	$10,288	$10,194
5/16	$9,983	$10,296	$10,207
6/16	$9,973	$10,477	$10,290
7/16	$9,994	$10,563	$10,313
8/16	$9,968	$10,575	$10,324
9/16	$9,973	$10,577	$10,353
10/16	$9,946	$10,507	$10,323
11/16	$9,904	$10,271	$10,145
12/16	$9,923	$10,301	$10,148
1/17	$9,943	$10,338	$10,143
2/17	$9,951	$10,418	$10,193
3/17	$9,958	$10,414	$10,195
4/17	$9,981	$10,500	$10,259
5/17	$9,988	$10,581	$10,326
6/17	$9,980	$10,573	$10,287
7/17	$10,002	$10,625	$10,333
8/17	$10,028	$10,717	$10,408
9/17	$9,987	$10,679	$10,382
10/17	$9,978	$10,692	$10,379
11/17	$9,969	$10,676	$10,363
12/17	$9,975	$10,723	$10,396
1/18	$9,917	$10,620	$10,273
2/18	$9,924	$10,519	$10,202
3/18	$9,930	$10,572	$10,270
4/18	$9,940	$10,501	$10,221
5/18	$9,948	$10,559	$10,296
6/18	$9,927	$10,543	$10,302
7/18	$9,929	$10,565	$10,292
8/18	$9,967	$10,618	$10,351
9/18	$9,940	$10,572	$10,290
10/18	$9,945	$10,484	$10,221
11/18	$9,951	$10,531	$10,314
12/18	$9,972	$10,696	$10,500
1/19	$10,009	$10,843	$10,589
2/19	$10,048	$10,855	$10,580
3/19	$10,069	$11,051	$10,738
4/19	$10,105	$11,066	$10,725
5/19	$10,107	$11,236	$10,862
6/19	$10,097	$11,395	$10,953
7/19	$10,101	$11,429	$11,003
8/19	$10,086	$11,687	$11,111
9/19	$10,105	$11,637	$11,111
10/19	$10,138	$11,674	$11,146
11/19	$10,141	$11,672	$11,155
12/19	$10,138	$11,689	$11,184
1/20	$10,172	$11,899	$11,265
2/20	$10,291	$12,077	$11,378
3/20	$10,324	$11,841	$11,496
4/20	$10,391	$12,078	$11,585
5/20	$10,473	$12,191	$11,604
6/20	$10,485	$12,293	$11,589
7/20	$10,478	$12,509	$11,614
8/20	$10,487	$12,437	$11,615
9/20	$10,514	$12,414	$11,602
10/20	$10,506	$12,370	$11,603
11/20	$10,499	$12,531	$11,613
12/20	$10,524	$12,575	$11,641
1/21	$10,549	$12,496	$11,656
2/21	$10,542	$12,334	$11,563
3/21	$10,533	$12,191	$11,507
4/21	$10,524	$12,293	$11,574
5/21	$10,514	$12,340	$11,544
6/21	$10,471	$12,430	$11,544
7/21	$10,430	$12,555	$11,610
8/21	$10,423	$12,547	$11,595
9/21	$10,469	$12,440	$11,550
10/21	$10,358	$12,429	$11,526
11/21	$10,312	$12,444	$11,516
12/21	$10,319	$12,436	$11,500
1/22	$10,313	$12,163	$11,329
2/22	$10,288	$11,998	$11,213
3/22	$10,158	$11,676	$10,920
4/22	$10,099	$11,240	$10,537
5/22	$10,075	$11,302	$10,650
6/22	$9,999	$11,076	$10,493
7/22	$9,998	$11,355	$10,826
8/22	$9,928	$11,060	$10,465
9/22	$9,635	$10,583	$9,929
10/22	$9,597	$10,467	$9,786
11/22	$9,667	$10,857	$10,199
12/22	$9,568	$10,820	$10,134
1/23	$9,669	$11,156	$10,458
2/23	$9,595	$10,882	$10,185
3/23	$9,723	$11,137	$10,383
4/23	$9,707	$11,205	$10,440
5/23	$9,674	$11,089	$10,368
6/23	$9,623	$11,072	$10,329
7/23	$9,608	$11,083	$10,312
8/23	$9,611	$11,016	$10,227
9/23	$9,432	$10,753	$9,909
10/23	$9,344	$10,592	$9,711
11/23	$9,712	$11,068	$10,207
12/23	$10,027	$11,488	$10,639
1/24	$10,012	$11,461	$10,595
2/24	$9,736	$11,323	$10,424
3/24	$9,795	$11,435	$10,525
4/24	$9,480	$11,167	$10,215
5/24	$9,708	$11,352	$10,425
6/24	$9,860	$11,456	$10,550
7/24	$10,147	$11,716	$10,829
8/24	$10,302	$11,889	$10,998
9/24	$10,400	$12,052	$11,134
10/24	$10,059	$11,778	$10,814
11/24	$10,157	$11,902	$10,956
12/24	$10,025	$11,722	$10,780
1/25	$10,086	$11,793	$10,840
2/25	$10,396	$12,037	$11,101
3/25	$10,457	$12,034	$11,101
4/25	$10,576	$12,077	$11,139
5/25	$10,461	$12,015	$11,031
6/25	$10,640	$12,203	$11,227
7/25	$10,603	$12,185	$11,184
8/25	$10,825	$12,331	$11,365
9/25	$10,786	$12,462	$11,497
10/25	$11,012	$12,544	$11,594

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	8.05%	0.68%	0.97%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	7.05%	0.68%	0.97%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA U.S. MBS Index	7.22%	(0.01)%	1.49%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 388,803,790
Holdings Count | Holding	450
Advisory Fees Paid, Amount	$ 2,053,279
InvestmentCompanyPortfolioTurnover	254.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$388,803,790
# of Portfolio Holdings	450
Portfolio Turnover Rate	254%
Total Advisory Fees Paid	$2,053,279

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.5%
Short-Term Investments	0.7%
Asset-Backed Securities	2.2%
Government National Mortgage Association Participation Agreements	2.5%
U.S. Department of Agriculture Loans	4.5%
U.S. Government Agency Mortgage-Backed Securities	40.2%
Collateralized Mortgage Obligations	49.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000077399
Shareholder Report [Line Items]
Fund Name	Eaton Vance Government Opportunities Fund
Class Name	Class I
Trading Symbol	EIGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Government Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$262	2.51%

Expenses Paid, Amount	$ 262
Expense Ratio, Percent	2.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. Mortgage Backed Securities Index (the Index):

↑ Out-of-Index exposures to agency collateralized mortgage obligations (CMOs) contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to non-agency mortgage-backed securities (MBS) contributed to performance relative to the Index during the period

↑ Duration positioning – which was longer than that of the Index – contributed to returns during a period when interest rates generally declined

↓ Out-of-Index use of derivatives for duration management – by investing in U.S. Treasury futures and interest rate swap options or swaptions – hurt returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	ICE BofA U.S. MBS Index
10/15	$1,000,000	$1,000,000	$1,000,000
11/15	$996,869	$996,353	$998,423
12/15	$998,264	$991,376	$998,140
1/16	$1,001,175	$1,002,320	$1,010,524
2/16	$1,001,056	$1,009,440	$1,014,503
3/16	$1,004,207	$1,021,811	$1,017,620
4/16	$1,005,662	$1,028,772	$1,019,393
5/16	$1,004,075	$1,029,576	$1,020,748
6/16	$1,003,949	$1,047,701	$1,028,993
7/16	$1,006,912	$1,056,335	$1,031,274
8/16	$1,005,153	$1,057,474	$1,032,370
9/16	$1,006,428	$1,057,726	$1,035,292
10/16	$1,006,148	$1,050,709	$1,032,327
11/16	$1,002,680	$1,027,092	$1,014,548
12/16	$1,003,881	$1,030,143	$1,014,795
1/17	$1,008,350	$1,033,777	$1,014,287
2/17	$1,009,981	$1,041,753	$1,019,262
3/17	$1,011,531	$1,041,404	$1,019,472
4/17	$1,013,119	$1,050,045	$1,025,922
5/17	$1,016,327	$1,058,147	$1,032,581
6/17	$1,016,260	$1,057,250	$1,028,691
7/17	$1,017,836	$1,062,516	$1,033,342
8/17	$1,021,284	$1,071,683	$1,040,779
9/17	$1,019,640	$1,067,911	$1,038,173
10/17	$1,019,471	$1,069,193	$1,037,912
11/17	$1,019,332	$1,067,575	$1,036,256
12/17	$1,019,192	$1,072,282	$1,039,642
1/18	$1,015,856	$1,061,963	$1,027,330
2/18	$1,017,280	$1,051,894	$1,020,153
3/18	$1,017,188	$1,057,199	$1,027,025
4/18	$1,018,985	$1,050,145	$1,022,123
5/18	$1,022,352	$1,055,872	$1,029,598
6/18	$1,021,083	$1,054,340	$1,030,244
7/18	$1,022,144	$1,056,547	$1,029,192
8/18	$1,025,186	$1,061,752	$1,035,141
9/18	$1,024,964	$1,057,203	$1,029,005
10/18	$1,026,320	$1,048,359	$1,022,070
11/18	$1,027,813	$1,053,074	$1,031,413
12/18	$1,030,848	$1,069,550	$1,050,000
1/19	$1,035,539	$1,084,296	$1,058,859
2/19	$1,038,670	$1,085,478	$1,057,989
3/19	$1,041,685	$1,105,079	$1,073,790
4/19	$1,047,969	$1,106,626	$1,072,490
5/19	$1,047,451	$1,123,578	$1,086,179
6/19	$1,047,248	$1,139,470	$1,095,346
7/19	$1,048,581	$1,142,862	$1,100,278
8/19	$1,047,849	$1,168,722	$1,111,082
9/19	$1,052,435	$1,163,659	$1,111,095
10/19	$1,055,067	$1,167,418	$1,114,639
11/19	$1,057,953	$1,167,185	$1,115,450
12/19	$1,056,772	$1,168,924	$1,118,396
1/20	$1,063,039	$1,189,904	$1,126,476
2/20	$1,074,529	$1,207,721	$1,137,812
3/20	$1,078,876	$1,184,130	$1,149,571
4/20	$1,088,502	$1,207,849	$1,158,512
5/20	$1,097,959	$1,219,130	$1,160,362
6/20	$1,098,398	$1,229,303	$1,158,930
7/20	$1,098,620	$1,250,897	$1,161,360
8/20	$1,102,274	$1,243,684	$1,161,518
9/20	$1,104,153	$1,241,442	$1,160,249
10/20	$1,104,288	$1,237,005	$1,160,297
11/20	$1,106,254	$1,253,147	$1,161,275
12/20	$1,109,845	$1,257,475	$1,164,105
1/21	$1,111,654	$1,249,571	$1,165,609
2/21	$1,111,722	$1,233,448	$1,156,294
3/21	$1,113,525	$1,219,093	$1,150,717
4/21	$1,111,661	$1,229,345	$1,157,423
5/21	$1,113,351	$1,234,034	$1,154,424
6/21	$1,109,798	$1,243,030	$1,154,392
7/21	$1,106,382	$1,255,512	$1,161,002
8/21	$1,106,603	$1,254,673	$1,159,492
9/21	$1,110,494	$1,243,959	$1,154,951
10/21	$1,101,527	$1,242,942	$1,152,592
11/21	$1,097,528	$1,244,444	$1,151,627
12/21	$1,097,405	$1,243,605	$1,150,047
1/22	$1,099,515	$1,216,340	$1,132,852
2/22	$1,097,725	$1,199,756	$1,121,325
3/22	$1,082,978	$1,167,568	$1,092,026
4/22	$1,079,371	$1,124,021	$1,053,661
5/22	$1,075,834	$1,130,205	$1,064,959
6/22	$1,070,530	$1,107,621	$1,049,307
7/22	$1,069,390	$1,135,469	$1,082,626
8/22	$1,064,676	$1,105,951	$1,046,514
9/22	$1,034,194	$1,058,302	$992,892
10/22	$1,031,012	$1,046,690	$978,572
11/22	$1,039,377	$1,085,718	$1,019,928
12/22	$1,029,587	$1,082,030	$1,013,401
1/23	$1,039,513	$1,115,595	$1,045,759
2/23	$1,034,263	$1,088,183	$1,018,479
3/23	$1,048,834	$1,113,711	$1,038,345
4/23	$1,048,000	$1,120,515	$1,043,996
5/23	$1,045,404	$1,108,897	$1,036,790
6/23	$1,038,765	$1,107,174	$1,032,886
7/23	$1,040,027	$1,108,275	$1,031,193
8/23	$1,041,295	$1,101,601	$1,022,732
9/23	$1,022,792	$1,075,333	$990,862
10/23	$1,014,219	$1,059,162	$971,128
11/23	$1,054,955	$1,106,829	$1,020,718
12/23	$1,088,096	$1,148,827	$1,063,876
1/24	$1,089,396	$1,146,078	$1,059,527
2/24	$1,060,209	$1,132,337	$1,042,443
3/24	$1,067,580	$1,143,455	$1,052,501
4/24	$1,032,192	$1,116,734	$1,021,549
5/24	$1,057,997	$1,135,245	$1,042,497
6/24	$1,075,557	$1,145,623	$1,054,959
7/24	$1,107,803	$1,171,626	$1,082,889
8/24	$1,125,714	$1,188,874	$1,099,844
9/24	$1,139,373	$1,205,180	$1,113,404
10/24	$1,101,011	$1,177,807	$1,081,365
11/24	$1,112,702	$1,190,224	$1,095,553
12/24	$1,099,208	$1,172,248	$1,078,049
1/25	$1,108,957	$1,179,312	$1,083,956
2/25	$1,141,679	$1,203,695	$1,110,051
3/25	$1,149,378	$1,203,408	$1,110,113
4/25	$1,165,544	$1,207,658	$1,113,851
5/25	$1,151,693	$1,201,533	$1,103,050
6/25	$1,174,532	$1,220,252	$1,122,707
7/25	$1,169,281	$1,218,511	$1,118,402
8/25	$1,196,910	$1,233,147	$1,136,529
9/25	$1,193,627	$1,246,212	$1,149,662
10/25	$1,201,587	$1,254,442	$1,159,440

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	9.13%	1.70%	1.85%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA U.S. MBS Index	7.22%	(0.01)%	1.49%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 388,803,790
Holdings Count | Holding	450
Advisory Fees Paid, Amount	$ 2,053,279
InvestmentCompanyPortfolioTurnover	254.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$388,803,790
# of Portfolio Holdings	450
Portfolio Turnover Rate	254%
Total Advisory Fees Paid	$2,053,279

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.5%
Short-Term Investments	0.7%
Asset-Backed Securities	2.2%
Government National Mortgage Association Participation Agreements	2.5%
U.S. Department of Agriculture Loans	4.5%
U.S. Government Agency Mortgage-Backed Securities	40.2%
Collateralized Mortgage Obligations	49.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014450
Shareholder Report [Line Items]
Fund Name	Eaton Vance Government Opportunities Fund
Class Name	Class R
Trading Symbol	ERGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Government Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$314	3.01%

Expenses Paid, Amount	$ 314
Expense Ratio, Percent	3.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. Mortgage Backed Securities Index (the Index):

↑ Out-of-Index exposures to agency collateralized mortgage obligations (CMOs) contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to non-agency mortgage-backed securities (MBS) contributed to performance relative to the Index during the period

↑ Duration positioning – which was longer than that of the Index – contributed to returns during a period when interest rates generally declined

↓ Out-of-Index use of derivatives for duration management – by investing in U.S. Treasury futures and interest rate swap options or swaptions – hurt returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Universal Index	ICE BofA U.S. MBS Index
10/15	$10,000	$10,000	$10,000
11/15	$9,964	$9,964	$9,984
12/15	$9,974	$9,914	$9,981
1/16	$9,999	$10,023	$10,105
2/16	$9,994	$10,094	$10,145
3/16	$10,021	$10,218	$10,176
4/16	$10,031	$10,288	$10,194
5/16	$10,011	$10,296	$10,207
6/16	$10,006	$10,477	$10,290
7/16	$10,031	$10,563	$10,313
8/16	$10,009	$10,575	$10,324
9/16	$10,017	$10,577	$10,353
10/16	$10,010	$10,507	$10,323
11/16	$9,956	$10,271	$10,145
12/16	$9,979	$10,301	$10,148
1/17	$10,004	$10,338	$10,143
2/17	$10,032	$10,418	$10,193
3/17	$10,027	$10,414	$10,195
4/17	$10,054	$10,500	$10,259
5/17	$10,066	$10,581	$10,326
6/17	$10,077	$10,573	$10,287
7/17	$10,088	$10,625	$10,333
8/17	$10,118	$10,717	$10,408
9/17	$10,082	$10,679	$10,382
10/17	$10,092	$10,692	$10,379
11/17	$10,070	$10,676	$10,363
12/17	$10,080	$10,723	$10,396
1/18	$10,043	$10,620	$10,273
2/18	$10,053	$10,519	$10,202
3/18	$10,048	$10,572	$10,270
4/18	$10,061	$10,501	$10,221
5/18	$10,074	$10,559	$10,296
6/18	$10,057	$10,543	$10,302
7/18	$10,080	$10,565	$10,292
8/18	$10,105	$10,618	$10,351
9/18	$10,099	$10,572	$10,290
10/18	$10,091	$10,484	$10,221
11/18	$10,119	$10,531	$10,314
12/18	$10,127	$10,696	$10,500
1/19	$10,186	$10,843	$10,589
2/19	$10,213	$10,855	$10,580
3/19	$10,238	$11,051	$10,738
4/19	$10,296	$11,066	$10,725
5/19	$10,286	$11,236	$10,862
6/19	$10,280	$11,395	$10,953
7/19	$10,289	$11,429	$11,003
8/19	$10,277	$11,687	$11,111
9/19	$10,318	$11,637	$11,111
10/19	$10,339	$11,674	$11,146
11/19	$10,363	$11,672	$11,155
12/19	$10,347	$11,689	$11,184
1/20	$10,404	$11,899	$11,265
2/20	$10,513	$12,077	$11,378
3/20	$10,551	$11,841	$11,496
4/20	$10,641	$12,078	$11,585
5/20	$10,729	$12,191	$11,604
6/20	$10,729	$12,293	$11,589
7/20	$10,727	$12,509	$11,614
8/20	$10,758	$12,437	$11,615
9/20	$10,772	$12,414	$11,602
10/20	$10,769	$12,370	$11,603
11/20	$10,783	$12,531	$11,613
12/20	$10,814	$12,575	$11,641
1/21	$10,827	$12,496	$11,656
2/21	$10,823	$12,334	$11,563
3/21	$10,836	$12,191	$11,507
4/21	$10,814	$12,293	$11,574
5/21	$10,825	$12,340	$11,544
6/21	$10,786	$12,430	$11,544
7/21	$10,748	$12,555	$11,610
8/21	$10,746	$12,547	$11,595
9/21	$10,779	$12,440	$11,550
10/21	$10,687	$12,429	$11,526
11/21	$10,644	$12,444	$11,516
12/21	$10,638	$12,436	$11,500
1/22	$10,654	$12,163	$11,329
2/22	$10,633	$11,998	$11,213
3/22	$10,485	$11,676	$10,920
4/22	$10,445	$11,240	$10,537
5/22	$10,407	$11,302	$10,650
6/22	$10,351	$11,076	$10,493
7/22	$10,335	$11,355	$10,826
8/22	$10,285	$11,060	$10,465
9/22	$9,985	$10,583	$9,929
10/22	$9,950	$10,467	$9,786
11/22	$10,027	$10,857	$10,199
12/22	$9,928	$10,820	$10,134
1/23	$10,019	$11,156	$10,458
2/23	$9,964	$10,882	$10,185
3/23	$10,100	$11,137	$10,383
4/23	$10,088	$11,205	$10,440
5/23	$10,058	$11,089	$10,368
6/23	$9,990	$11,072	$10,329
7/23	$9,997	$11,083	$10,312
8/23	$10,005	$11,016	$10,227
9/23	$9,822	$10,753	$9,909
10/23	$9,735	$10,592	$9,711
11/23	$10,123	$11,068	$10,207
12/23	$10,456	$11,488	$10,639
1/24	$10,445	$11,461	$10,595
2/24	$10,159	$11,323	$10,424
3/24	$10,226	$11,435	$10,525
4/24	$9,900	$11,167	$10,215
5/24	$10,124	$11,352	$10,425
6/24	$10,307	$11,456	$10,550
7/24	$10,592	$11,716	$10,829
8/24	$10,779	$11,889	$10,998
9/24	$10,886	$12,052	$11,134
10/24	$10,513	$11,778	$10,814
11/24	$10,620	$11,902	$10,956
12/24	$10,486	$11,722	$10,780
1/25	$10,575	$11,793	$10,840
2/25	$10,884	$12,037	$11,101
3/25	$10,952	$12,034	$11,101
4/25	$11,102	$12,077	$11,139
5/25	$10,986	$12,015	$11,031
6/25	$11,179	$12,203	$11,227
7/25	$11,144	$12,185	$11,184
8/25	$11,382	$12,331	$11,365
9/25	$11,346	$12,462	$11,497
10/25	$11,417	$12,544	$11,594

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R	8.60%	1.18%	1.33%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA U.S. MBS Index	7.22%	(0.01)%	1.49%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 388,803,790
Holdings Count | Holding	450
Advisory Fees Paid, Amount	$ 2,053,279
InvestmentCompanyPortfolioTurnover	254.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$388,803,790
# of Portfolio Holdings	450
Portfolio Turnover Rate	254%
Total Advisory Fees Paid	$2,053,279

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.5%
Short-Term Investments	0.7%
Asset-Backed Securities	2.2%
Government National Mortgage Association Participation Agreements	2.5%
U.S. Department of Agriculture Loans	4.5%
U.S. Government Agency Mortgage-Backed Securities	40.2%
Collateralized Mortgage Obligations	49.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014454
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Income Opportunities Fund
Class Name	Class A
Trading Symbol	ETHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance High Income Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.88%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and High Income Opportunities Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ The Fund’s allocations by sector, in broadcasting and telecommunications, and security selections in the healthcare, homebuilders and real estate sectors hurt

↓ An overweight allocation in the B-rated securities and security selections in CCC-rated securities hampered relative returns

↓ The Fund’s allocations by duration, especially in securities with duration of 1 year or less and between 5- 10 years, detracted from returns relative to the Index

↑ The Fund’s security selections by sector particularly in utilities, retail and gaming and overweight allocations in the retail and healthcare sectors contributed

↑ The Fund’s allocations by credit rating, in non-rated and CCC- and lower-rated securities and security selections in the B-rated segment also contributed

↑ The Fund’s security selections, especially in securities with duration of 5 years or less, were also additive to relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Constrained Index	ICE BofA U.S. High Yield Index
10/15	$10,000	$10,000	$10,000	$10,000
11/15	$9,523	$9,964	$9,777	$9,776
12/15	$9,372	$9,914	$9,525	$9,523
1/16	$9,286	$10,023	$9,374	$9,373
2/16	$9,376	$10,094	$9,418	$9,416
3/16	$9,670	$10,218	$9,834	$9,833
4/16	$9,875	$10,288	$10,227	$10,225
5/16	$9,946	$10,296	$10,301	$10,299
6/16	$9,971	$10,477	$10,413	$10,411
7/16	$10,180	$10,563	$10,675	$10,674
8/16	$10,341	$10,575	$10,913	$10,912
9/16	$10,409	$10,577	$10,984	$10,982
10/16	$10,386	$10,507	$11,018	$11,016
11/16	$10,362	$10,271	$10,975	$10,973
12/16	$10,549	$10,301	$11,191	$11,189
1/17	$10,667	$10,338	$11,341	$11,339
2/17	$10,781	$10,418	$11,518	$11,516
3/17	$10,782	$10,414	$11,493	$11,492
4/17	$10,899	$10,500	$11,623	$11,622
5/17	$10,972	$10,581	$11,727	$11,726
6/17	$10,995	$10,573	$11,739	$11,738
7/17	$11,092	$10,625	$11,875	$11,874
8/17	$11,092	$10,717	$11,872	$11,871
9/17	$11,164	$10,679	$11,978	$11,977
10/17	$11,189	$10,692	$12,025	$12,023
11/17	$11,163	$10,676	$11,993	$11,991
12/17	$11,213	$10,723	$12,028	$12,026
1/18	$11,263	$10,620	$12,105	$12,103
2/18	$11,159	$10,519	$11,992	$11,990
3/18	$11,110	$10,572	$11,918	$11,916
4/18	$11,159	$10,501	$11,997	$11,996
5/18	$11,160	$10,559	$11,996	$11,994
6/18	$11,159	$10,543	$12,037	$12,035
7/18	$11,286	$10,565	$12,172	$12,170
8/18	$11,363	$10,618	$12,260	$12,258
9/18	$11,413	$10,572	$12,331	$12,329
10/18	$11,208	$10,484	$12,129	$12,127
11/18	$11,103	$10,531	$12,019	$12,017
12/18	$10,844	$10,696	$11,755	$11,754
1/19	$11,341	$10,843	$12,295	$12,294
2/19	$11,494	$10,855	$12,503	$12,501
3/19	$11,573	$11,051	$12,625	$12,624
4/19	$11,705	$11,066	$12,802	$12,800
5/19	$11,599	$11,236	$12,639	$12,638
6/19	$11,865	$11,395	$12,949	$12,947
7/19	$11,892	$11,429	$13,015	$13,014
8/19	$11,947	$11,687	$13,066	$13,065
9/19	$12,000	$11,637	$13,108	$13,106
10/19	$12,028	$11,674	$13,138	$13,136
11/19	$12,108	$11,672	$13,174	$13,172
12/19	$12,356	$11,689	$13,449	$13,448
1/20	$12,329	$11,899	$13,450	$13,448
2/20	$12,104	$12,077	$13,241	$13,240
3/20	$10,602	$11,841	$11,683	$11,683
4/20	$11,105	$12,078	$12,127	$12,127
5/20	$11,583	$12,191	$12,677	$12,682
6/20	$11,610	$12,293	$12,798	$12,805
7/20	$12,150	$12,509	$13,405	$13,417
8/20	$12,236	$12,437	$13,539	$13,549
9/20	$12,121	$12,414	$13,399	$13,408
10/20	$12,179	$12,370	$13,459	$13,470
11/20	$12,669	$12,531	$13,999	$14,010
12/20	$12,902	$12,575	$14,266	$14,277
1/21	$12,991	$12,496	$14,321	$14,332
2/21	$13,073	$12,334	$14,371	$14,381
3/21	$13,099	$12,191	$14,396	$14,406
4/21	$13,241	$12,293	$14,554	$14,564
5/21	$13,297	$12,340	$14,596	$14,606
6/21	$13,500	$12,430	$14,794	$14,806
7/21	$13,526	$12,555	$14,846	$14,858
8/21	$13,612	$12,547	$14,928	$14,939
9/21	$13,757	$12,440	$14,934	$14,944
10/21	$13,753	$12,429	$14,906	$14,918
11/21	$13,595	$12,444	$14,752	$14,765
12/21	$13,835	$12,436	$15,029	$15,043
1/22	$13,432	$12,163	$14,617	$14,629
2/22	$13,608	$11,998	$14,486	$14,498
3/22	$13,480	$11,676	$14,353	$14,364
4/22	$13,101	$11,240	$13,832	$13,841
5/22	$13,066	$11,302	$13,865	$13,876
6/22	$12,308	$11,076	$12,920	$12,931
7/22	$12,996	$11,355	$13,698	$13,710
8/22	$12,739	$11,060	$13,371	$13,382
9/22	$12,288	$10,583	$12,834	$12,844
10/22	$12,571	$10,467	$13,199	$13,209
11/22	$12,918	$10,857	$13,444	$13,457
12/22	$12,817	$10,820	$13,344	$13,355
1/23	$13,298	$11,156	$13,866	$13,877
2/23	$13,126	$10,882	$13,688	$13,698
3/23	$13,317	$11,137	$13,840	$13,852
4/23	$13,410	$11,205	$13,975	$13,986
5/23	$13,247	$11,089	$13,842	$13,853
6/23	$13,447	$11,072	$14,067	$14,078
7/23	$13,613	$11,083	$14,268	$14,279
8/23	$13,649	$11,016	$14,310	$14,320
9/23	$13,485	$10,753	$14,142	$14,153
10/23	$13,318	$10,592	$13,966	$13,978
11/23	$13,866	$11,068	$14,603	$14,614
12/23	$14,316	$11,488	$15,142	$15,152
1/24	$14,352	$11,461	$15,145	$15,155
2/24	$14,390	$11,323	$15,190	$15,200
3/24	$14,570	$11,435	$15,371	$15,381
4/24	$14,470	$11,167	$15,217	$15,227
5/24	$14,617	$11,352	$15,390	$15,400
6/24	$14,765	$11,456	$15,538	$15,549
7/24	$14,985	$11,716	$15,843	$15,854
8/24	$15,170	$11,889	$16,095	$16,106
9/24	$15,319	$12,052	$16,358	$16,369
10/24	$15,254	$11,778	$16,268	$16,279
11/24	$15,438	$11,902	$16,454	$16,466
12/24	$15,376	$11,722	$16,384	$16,395
1/25	$15,564	$11,793	$16,610	$16,622
2/25	$15,642	$12,037	$16,718	$16,730
3/25	$15,467	$12,034	$16,539	$16,550
4/25	$15,546	$12,077	$16,539	$16,550
5/25	$15,813	$12,015	$16,817	$16,829
6/25	$16,082	$12,203	$17,129	$17,141
7/25	$16,127	$12,185	$17,198	$17,210
8/25	$16,285	$12,331	$17,407	$17,419
9/25	$16,369	$12,462	$17,540	$17,552
10/25	$16,448	$12,544	$17,575	$17,587

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	7.88%	6.20%	5.45%
Class A with 3.25% Maximum Sales Charge	4.42%	5.51%	5.10%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA U.S. High Yield Index	8.03%	5.47%	5.80%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,054,906,487
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 5,071,792
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,054,906,487
# of Portfolio Holdings (for High Income Opportunities Portfolio)	468
Portfolio Turnover Rate (for High Income Opportunities Portfolio)	45%
Total Advisory Fees Paid	$5,071,792

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Common Stocks	1.4%
Asset-Backed Securities	2.3%
Short-Term Investments	3.9%
Senior Floating-Rate Loans	8.4%
Corporate Bonds	83.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.9%
CCC or Lower	10.2%
B	41.2%
BB	41.3%
BBB	2.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014456
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Income Opportunities Fund
Class Name	Class C
Trading Symbol	ECHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance High Income Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$169	1.63%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and High Income Opportunities Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ The Fund’s allocations by sector, in broadcasting and telecommunications, and security selections in the healthcare, homebuilders and real estate sectors hurt

↓ An overweight allocation in the B-rated securities and security selections in CCC-rated securities hampered relative returns

↓ The Fund’s allocations by duration, especially in securities with duration of 1 year or less and between 5- 10 years, detracted from returns relative to the Index

↑ The Fund’s security selections by sector particularly in utilities, retail and gaming and overweight allocations in the retail and healthcare sectors contributed

↑ The Fund’s allocations by credit rating, in non-rated and CCC- and lower-rated securities and security selections in the B-rated segment also contributed

↑ The Fund’s security selections, especially in securities with duration of 5 years or less, were also additive to relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Constrained Index	ICE BofA U.S. High Yield Index
10/15	$10,000	$10,000	$10,000	$10,000
11/15	$9,837	$9,964	$9,777	$9,776
12/15	$9,674	$9,914	$9,525	$9,523
1/16	$9,602	$10,023	$9,374	$9,373
2/16	$9,689	$10,094	$9,418	$9,416
3/16	$9,963	$10,218	$9,834	$9,833
4/16	$10,167	$10,288	$10,227	$10,225
5/16	$10,234	$10,296	$10,301	$10,299
6/16	$10,253	$10,477	$10,413	$10,411
7/16	$10,461	$10,563	$10,675	$10,674
8/16	$10,620	$10,575	$10,913	$10,912
9/16	$10,684	$10,577	$10,984	$10,982
10/16	$10,654	$10,507	$11,018	$11,016
11/16	$10,622	$10,271	$10,975	$10,973
12/16	$10,807	$10,301	$11,191	$11,189
1/17	$10,921	$10,338	$11,341	$11,339
2/17	$11,032	$10,418	$11,518	$11,516
3/17	$11,025	$10,414	$11,493	$11,492
4/17	$11,139	$10,500	$11,623	$11,622
5/17	$11,230	$10,581	$11,727	$11,726
6/17	$11,223	$10,573	$11,739	$11,738
7/17	$11,315	$10,625	$11,875	$11,874
8/17	$11,308	$10,717	$11,872	$11,871
9/17	$11,375	$10,679	$11,978	$11,977
10/17	$11,393	$10,692	$12,025	$12,023
11/17	$11,360	$10,676	$11,993	$11,991
12/17	$11,403	$10,723	$12,028	$12,026
1/18	$11,447	$10,620	$12,105	$12,103
2/18	$11,335	$10,519	$11,992	$11,990
3/18	$11,278	$10,572	$11,918	$11,916
4/18	$11,321	$10,501	$11,997	$11,996
5/18	$11,314	$10,559	$11,996	$11,994
6/18	$11,306	$10,543	$12,037	$12,035
7/18	$11,428	$10,565	$12,172	$12,170
8/18	$11,498	$10,618	$12,260	$12,258
9/18	$11,542	$10,572	$12,331	$12,329
10/18	$11,327	$10,484	$12,129	$12,127
11/18	$11,214	$10,531	$12,019	$12,017
12/18	$10,944	$10,696	$11,755	$11,754
1/19	$11,438	$10,843	$12,295	$12,294
2/19	$11,586	$10,855	$12,503	$12,501
3/19	$11,659	$11,051	$12,625	$12,624
4/19	$11,783	$11,066	$12,802	$12,800
5/19	$11,669	$11,236	$12,639	$12,638
6/19	$11,930	$11,395	$12,949	$12,947
7/19	$11,949	$11,429	$13,015	$13,014
8/19	$11,997	$11,687	$13,066	$13,065
9/19	$12,042	$11,637	$13,108	$13,106
10/19	$12,062	$11,674	$13,138	$13,136
11/19	$12,136	$11,672	$13,174	$13,172
12/19	$12,376	$11,689	$13,449	$13,448
1/20	$12,341	$11,899	$13,450	$13,448
2/20	$12,109	$12,077	$13,241	$13,240
3/20	$10,599	$11,841	$11,683	$11,683
4/20	$11,121	$12,078	$12,127	$12,127
5/20	$11,563	$12,191	$12,677	$12,682
6/20	$11,582	$12,293	$12,798	$12,805
7/20	$12,113	$12,509	$13,405	$13,417
8/20	$12,191	$12,437	$13,539	$13,549
9/20	$12,067	$12,414	$13,399	$13,408
10/20	$12,117	$12,370	$13,459	$13,470
11/20	$12,626	$12,531	$13,999	$14,010
12/20	$12,849	$12,575	$14,266	$14,277
1/21	$12,900	$12,496	$14,321	$14,332
2/21	$13,004	$12,334	$14,371	$14,381
3/21	$12,992	$12,191	$14,396	$14,406
4/21	$13,154	$12,293	$14,554	$14,564
5/21	$13,201	$12,340	$14,596	$14,606
6/21	$13,364	$12,430	$14,794	$14,806
7/21	$13,382	$12,555	$14,846	$14,858
8/21	$13,459	$12,547	$14,928	$14,939
9/21	$13,594	$12,440	$14,934	$14,944
10/21	$13,582	$12,429	$14,906	$14,918
11/21	$13,418	$12,444	$14,752	$14,765
12/21	$13,677	$12,436	$15,029	$15,043
1/22	$13,271	$12,163	$14,617	$14,629
2/22	$13,405	$11,998	$14,486	$14,498
3/22	$13,271	$11,676	$14,353	$14,364
4/22	$12,890	$11,240	$13,832	$13,841
5/22	$12,877	$11,302	$13,865	$13,876
6/22	$12,093	$11,076	$12,920	$12,931
7/22	$12,761	$11,355	$13,698	$13,710
8/22	$12,530	$11,060	$13,371	$13,382
9/22	$12,048	$10,583	$12,834	$12,844
10/22	$12,317	$10,467	$13,199	$13,209
11/22	$12,648	$10,857	$13,444	$13,457
12/22	$12,572	$10,820	$13,344	$13,355
1/23	$13,034	$11,156	$13,866	$13,877
2/23	$12,826	$10,882	$13,688	$13,698
3/23	$13,036	$11,137	$13,840	$13,852
4/23	$13,086	$11,205	$13,975	$13,986
5/23	$12,951	$11,089	$13,842	$13,853
6/23	$13,138	$11,072	$14,067	$14,078
7/23	$13,292	$11,083	$14,268	$14,279
8/23	$13,319	$11,016	$14,310	$14,320
9/23	$13,151	$10,753	$14,142	$14,153
10/23	$12,980	$10,592	$13,966	$13,978
11/23	$13,471	$11,068	$14,603	$14,614
12/23	$13,933	$11,488	$15,142	$15,152
1/24	$13,960	$11,461	$15,145	$15,155
2/24	$13,955	$11,323	$15,190	$15,200
3/24	$14,154	$11,435	$15,371	$15,381
4/24	$14,015	$11,167	$15,217	$15,227
5/24	$14,182	$11,352	$15,390	$15,400
6/24	$14,317	$11,456	$15,538	$15,549
7/24	$14,486	$11,716	$15,843	$15,854
8/24	$14,691	$11,889	$16,095	$16,106
9/24	$14,826	$12,052	$16,358	$16,369
10/24	$14,753	$11,778	$16,268	$16,279
11/24	$14,922	$11,902	$16,454	$16,466
12/24	$14,853	$11,722	$16,384	$16,395
1/25	$14,990	$11,793	$16,610	$16,622
2/25	$15,092	$12,037	$16,718	$16,730
3/25	$14,914	$12,034	$16,539	$16,550
4/25	$14,981	$12,077	$16,539	$16,550
5/25	$15,228	$12,015	$16,817	$16,829
6/25	$15,477	$12,203	$17,129	$17,141
7/25	$15,510	$12,185	$17,198	$17,210
8/25	$15,653	$12,331	$17,407	$17,419
9/25	$15,723	$12,462	$17,540	$17,552
10/25	$16,038	$12,544	$17,575	$17,587

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	6.82%	5.39%	4.83%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	5.82%	5.39%	4.83%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA U.S. High Yield Index	8.03%	5.47%	5.80%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,054,906,487
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 5,071,792
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,054,906,487
# of Portfolio Holdings (for High Income Opportunities Portfolio)	468
Portfolio Turnover Rate (for High Income Opportunities Portfolio)	45%
Total Advisory Fees Paid	$5,071,792

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Common Stocks	1.4%
Asset-Backed Securities	2.3%
Short-Term Investments	3.9%
Senior Floating-Rate Loans	8.4%
Corporate Bonds	83.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.9%
CCC or Lower	10.2%
B	41.2%
BB	41.3%
BBB	2.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081635
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Income Opportunities Fund
Class Name	Class I
Trading Symbol	EIHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance High Income Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	0.63%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and High Income Opportunities Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ The Fund’s allocations by sector, in broadcasting and telecommunications, and security selections in the healthcare, homebuilders and real estate sectors hurt

↓ An overweight allocation in the B-rated securities and security selections in CCC-rated securities hampered relative returns

↓ The Fund’s allocations by duration, especially in securities with duration of 1 year or less and between 5- 10 years, detracted from returns relative to the Index

↑ The Fund’s security selections by sector particularly in utilities, retail and gaming and overweight allocations in the retail and healthcare sectors contributed

↑ The Fund’s allocations by credit rating, in non-rated and CCC- and lower-rated securities and security selections in the B-rated segment also contributed

↑ The Fund’s security selections, especially in securities with duration of 5 years or less, were also additive to relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Constrained Index	ICE BofA U.S. High Yield Index
10/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
11/15	$984,576	$996,353	$977,696	$977,550
12/15	$966,905	$991,376	$952,486	$952,335
1/16	$960,581	$1,002,320	$937,418	$937,272
2/16	$970,016	$1,009,440	$941,779	$941,631
3/16	$998,354	$1,021,811	$983,409	$983,255
4/16	$1,022,016	$1,028,772	$1,022,705	$1,022,543
5/16	$1,027,256	$1,029,576	$1,030,083	$1,029,922
6/16	$1,032,352	$1,047,701	$1,041,251	$1,041,085
7/16	$1,051,819	$1,056,335	$1,067,549	$1,067,380
8/16	$1,071,072	$1,057,474	$1,091,328	$1,091,155
9/16	$1,075,941	$1,057,726	$1,098,386	$1,098,214
10/16	$1,076,202	$1,050,709	$1,101,819	$1,101,646
11/16	$1,073,893	$1,027,092	$1,097,474	$1,097,301
12/16	$1,091,087	$1,030,143	$1,119,052	$1,118,885
1/17	$1,103,502	$1,033,777	$1,134,070	$1,133,910
2/17	$1,117,928	$1,041,753	$1,151,750	$1,151,604
3/17	$1,115,757	$1,041,404	$1,149,331	$1,149,188
4/17	$1,128,187	$1,050,045	$1,162,339	$1,162,209
5/17	$1,138,368	$1,058,147	$1,172,677	$1,172,589
6/17	$1,140,969	$1,057,250	$1,173,921	$1,173,827
7/17	$1,151,242	$1,062,516	$1,187,491	$1,187,366
8/17	$1,149,022	$1,071,683	$1,187,172	$1,187,058
9/17	$1,159,219	$1,067,911	$1,197,824	$1,197,723
10/17	$1,162,040	$1,069,193	$1,202,498	$1,202,345
11/17	$1,159,616	$1,067,575	$1,199,290	$1,199,119
12/17	$1,162,463	$1,072,282	$1,202,786	$1,202,614
1/18	$1,167,890	$1,061,963	$1,210,498	$1,210,325
2/18	$1,159,924	$1,051,894	$1,199,212	$1,199,041
3/18	$1,155,043	$1,057,199	$1,191,808	$1,191,638
4/18	$1,160,367	$1,050,145	$1,199,736	$1,199,565
5/18	$1,158,054	$1,055,872	$1,199,566	$1,199,384
6/18	$1,160,802	$1,054,340	$1,203,710	$1,203,526
7/18	$1,174,296	$1,056,547	$1,217,159	$1,216,974
8/18	$1,179,902	$1,061,752	$1,225,974	$1,225,788
9/18	$1,185,353	$1,057,203	$1,233,099	$1,232,911
10/18	$1,166,929	$1,048,359	$1,212,897	$1,212,720
11/18	$1,156,300	$1,053,074	$1,201,887	$1,201,715
12/18	$1,126,892	$1,069,550	$1,175,531	$1,175,375
1/19	$1,178,796	$1,084,296	$1,229,517	$1,229,360
2/19	$1,194,923	$1,085,478	$1,250,277	$1,250,117
3/19	$1,206,200	$1,105,079	$1,262,528	$1,262,366
4/19	$1,220,098	$1,106,626	$1,280,193	$1,280,027
5/19	$1,206,582	$1,123,578	$1,263,919	$1,263,757
6/19	$1,234,513	$1,139,470	$1,294,912	$1,294,746
7/19	$1,240,420	$1,142,862	$1,301,544	$1,301,376
8/19	$1,243,548	$1,168,722	$1,306,621	$1,306,454
9/19	$1,252,139	$1,163,659	$1,310,765	$1,310,596
10/19	$1,255,297	$1,167,418	$1,313,809	$1,313,639
11/19	$1,263,969	$1,167,185	$1,317,397	$1,317,226
12/19	$1,290,035	$1,168,924	$1,344,934	$1,344,762
1/20	$1,284,618	$1,189,904	$1,344,992	$1,344,819
2/20	$1,264,348	$1,207,721	$1,324,145	$1,323,976
3/20	$1,108,087	$1,184,130	$1,168,312	$1,168,292
4/20	$1,160,712	$1,207,849	$1,212,730	$1,212,691
5/20	$1,207,946	$1,219,130	$1,267,743	$1,268,156
6/20	$1,213,975	$1,229,303	$1,279,787	$1,280,516
7/20	$1,267,612	$1,250,897	$1,340,519	$1,341,700
8/20	$1,279,856	$1,243,684	$1,353,919	$1,354,903
9/20	$1,268,034	$1,241,442	$1,339,886	$1,340,778
10/20	$1,274,388	$1,237,005	$1,345,931	$1,347,048
11/20	$1,325,867	$1,253,147	$1,399,881	$1,400,967
12/20	$1,350,487	$1,257,475	$1,426,615	$1,427,688
1/21	$1,356,934	$1,249,571	$1,432,118	$1,433,152
2/21	$1,368,911	$1,233,448	$1,437,054	$1,438,146
3/21	$1,371,870	$1,219,093	$1,439,603	$1,440,594
4/21	$1,387,006	$1,229,345	$1,455,353	$1,456,396
5/21	$1,393,094	$1,234,034	$1,459,554	$1,460,600
6/21	$1,414,594	$1,243,030	$1,479,425	$1,480,556
7/21	$1,417,604	$1,255,512	$1,484,617	$1,485,826
8/21	$1,423,771	$1,254,673	$1,492,811	$1,493,930
9/21	$1,439,235	$1,243,959	$1,493,418	$1,494,431
10/21	$1,439,115	$1,242,942	$1,490,607	$1,491,773
11/21	$1,422,872	$1,244,444	$1,475,154	$1,476,485
12/21	$1,451,528	$1,243,605	$1,502,896	$1,504,263
1/22	$1,409,658	$1,216,340	$1,461,694	$1,462,912
2/22	$1,425,052	$1,199,756	$1,448,605	$1,449,776
3/22	$1,415,212	$1,167,568	$1,435,344	$1,436,362
4/22	$1,372,589	$1,124,021	$1,383,204	$1,384,113
5/22	$1,372,464	$1,130,205	$1,386,513	$1,387,578
6/22	$1,290,046	$1,107,621	$1,292,049	$1,293,130
7/22	$1,362,506	$1,135,469	$1,369,804	$1,371,014
8/22	$1,339,174	$1,105,951	$1,337,078	$1,338,182
9/22	$1,288,867	$1,058,302	$1,283,381	$1,284,363
10/22	$1,318,869	$1,046,690	$1,319,897	$1,320,924
11/22	$1,355,537	$1,085,718	$1,344,445	$1,345,651
12/22	$1,348,648	$1,082,030	$1,334,414	$1,335,516
1/23	$1,399,475	$1,115,595	$1,386,571	$1,387,729
2/23	$1,378,217	$1,088,183	$1,368,785	$1,369,771
3/23	$1,402,085	$1,113,711	$1,383,993	$1,385,190
4/23	$1,408,710	$1,120,515	$1,397,480	$1,398,560
5/23	$1,395,295	$1,108,897	$1,384,169	$1,385,281
6/23	$1,416,593	$1,107,174	$1,406,684	$1,407,830
7/23	$1,434,385	$1,108,275	$1,426,788	$1,427,877
8/23	$1,434,988	$1,101,601	$1,431,032	$1,431,951
9/23	$1,421,555	$1,075,333	$1,414,217	$1,415,298
10/23	$1,404,342	$1,059,162	$1,396,558	$1,397,780
11/23	$1,458,632	$1,106,829	$1,460,312	$1,461,355
12/23	$1,509,893	$1,148,827	$1,514,202	$1,515,247
1/24	$1,514,054	$1,146,078	$1,514,493	$1,515,528
2/24	$1,514,696	$1,132,337	$1,518,977	$1,520,015
3/24	$1,537,642	$1,143,455	$1,537,071	$1,538,122
4/24	$1,523,776	$1,116,734	$1,521,701	$1,522,740
5/24	$1,543,242	$1,135,245	$1,538,968	$1,540,018
6/24	$1,559,186	$1,145,623	$1,553,823	$1,554,885
7/24	$1,578,926	$1,171,626	$1,584,314	$1,585,397
8/24	$1,602,534	$1,188,874	$1,609,516	$1,610,615
9/24	$1,618,612	$1,205,180	$1,635,817	$1,636,935
10/24	$1,612,067	$1,177,807	$1,626,815	$1,627,926
11/24	$1,631,859	$1,190,224	$1,645,444	$1,646,568
12/24	$1,625,688	$1,172,248	$1,638,392	$1,639,510
1/25	$1,642,035	$1,179,312	$1,661,015	$1,662,150
2/25	$1,654,444	$1,203,695	$1,671,812	$1,672,955
3/25	$1,636,358	$1,203,408	$1,653,868	$1,654,998
4/25	$1,644,975	$1,207,658	$1,653,905	$1,655,037
5/25	$1,673,590	$1,201,533	$1,681,721	$1,682,870
6/25	$1,698,385	$1,220,252	$1,712,930	$1,714,101
7/25	$1,707,403	$1,218,511	$1,719,799	$1,720,975
8/25	$1,724,548	$1,233,147	$1,740,744	$1,741,934
9/25	$1,733,728	$1,246,212	$1,754,034	$1,755,234
10/25	$1,739,277	$1,254,442	$1,757,484	$1,758,685

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	7.89%	6.41%	5.69%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA U.S. High Yield Index	8.03%	5.47%	5.80%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,054,906,487
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 5,071,792
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,054,906,487
# of Portfolio Holdings (for High Income Opportunities Portfolio)	468
Portfolio Turnover Rate (for High Income Opportunities Portfolio)	45%
Total Advisory Fees Paid	$5,071,792

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Common Stocks	1.4%
Asset-Backed Securities	2.3%
Short-Term Investments	3.9%
Senior Floating-Rate Loans	8.4%
Corporate Bonds	83.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.9%
CCC or Lower	10.2%
B	41.2%
BB	41.3%
BBB	2.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000243418
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Income Opportunities Fund
Class Name	Class R6
Trading Symbol	ERHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance High Income Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	0.54%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and High Income Opportunities Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ The Fund’s allocations by sector, in broadcasting and telecommunications, and security selections in the healthcare, homebuilders and real estate sectors hurt

↓ An overweight allocation in the B-rated securities and security selections in CCC-rated securities hampered relative returns

↓ The Fund’s allocations by duration, especially in securities with duration of 1 year or less and between 5- 10 years, detracted from returns relative to the Index

↑ The Fund’s security selections by sector particularly in utilities, retail and gaming and overweight allocations in the retail and healthcare sectors contributed

↑ The Fund’s allocations by credit rating, in non-rated and CCC- and lower-rated securities and security selections in the B-rated segment also contributed

↑ The Fund’s security selections, especially in securities with duration of 5 years or less, were also additive to relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Constrained Index	ICE BofA U.S. High Yield Index
10/15	$5,000,000	$5,000,000	$5,000,000	$5,000,000
11/15	$4,922,879	$4,981,766	$4,888,479	$4,887,751
12/15	$4,834,523	$4,956,879	$4,762,429	$4,761,673
1/16	$4,802,907	$5,011,598	$4,687,092	$4,686,359
2/16	$4,850,081	$5,047,198	$4,708,893	$4,708,154
3/16	$4,991,768	$5,109,053	$4,917,047	$4,916,273
4/16	$5,110,081	$5,143,862	$5,113,523	$5,112,716
5/16	$5,136,278	$5,147,880	$5,150,413	$5,149,608
6/16	$5,161,760	$5,238,507	$5,206,253	$5,205,423
7/16	$5,259,093	$5,281,675	$5,337,746	$5,336,899
8/16	$5,355,359	$5,287,372	$5,456,640	$5,455,774
9/16	$5,379,703	$5,288,629	$5,491,932	$5,491,070
10/16	$5,381,009	$5,253,543	$5,509,096	$5,508,230
11/16	$5,369,464	$5,135,458	$5,487,368	$5,486,507
12/16	$5,455,436	$5,150,713	$5,595,260	$5,594,425
1/17	$5,517,512	$5,168,885	$5,670,352	$5,669,548
2/17	$5,589,638	$5,208,767	$5,758,748	$5,758,020
3/17	$5,578,787	$5,207,022	$5,746,653	$5,745,938
4/17	$5,640,937	$5,250,226	$5,811,694	$5,811,043
5/17	$5,691,839	$5,290,734	$5,863,387	$5,862,946
6/17	$5,704,845	$5,286,248	$5,869,607	$5,869,135
7/17	$5,756,211	$5,312,578	$5,937,456	$5,936,831
8/17	$5,745,110	$5,358,413	$5,935,858	$5,935,292
9/17	$5,796,093	$5,339,555	$5,989,120	$5,988,615
10/17	$5,810,201	$5,345,966	$6,012,490	$6,011,725
11/17	$5,798,079	$5,337,876	$5,996,449	$5,995,594
12/17	$5,812,316	$5,361,408	$6,013,930	$6,013,069
1/18	$5,839,450	$5,309,816	$6,052,491	$6,051,623
2/18	$5,799,620	$5,259,468	$5,996,060	$5,995,204
3/18	$5,775,215	$5,285,995	$5,959,040	$5,958,192
4/18	$5,801,835	$5,250,724	$5,998,681	$5,997,824
5/18	$5,790,268	$5,279,359	$5,997,831	$5,996,919
6/18	$5,804,010	$5,271,702	$6,018,552	$6,017,628
7/18	$5,871,479	$5,282,735	$6,085,796	$6,084,871
8/18	$5,899,508	$5,308,761	$6,129,872	$6,128,938
9/18	$5,926,763	$5,286,013	$6,165,495	$6,164,553
10/18	$5,834,647	$5,241,794	$6,064,485	$6,063,600
11/18	$5,781,498	$5,265,368	$6,009,437	$6,008,576
12/18	$5,634,459	$5,347,748	$5,877,656	$5,876,876
1/19	$5,893,981	$5,421,482	$6,147,583	$6,146,798
2/19	$5,974,615	$5,427,391	$6,251,386	$6,250,586
3/19	$6,031,001	$5,525,397	$6,312,640	$6,311,832
4/19	$6,100,490	$5,533,131	$6,400,964	$6,400,137
5/19	$6,032,911	$5,617,891	$6,319,595	$6,318,787
6/19	$6,172,566	$5,697,352	$6,474,558	$6,473,731
7/19	$6,202,099	$5,714,311	$6,507,719	$6,506,878
8/19	$6,217,742	$5,843,610	$6,533,105	$6,532,270
9/19	$6,260,696	$5,818,293	$6,553,825	$6,552,979
10/19	$6,276,487	$5,837,092	$6,569,045	$6,568,195
11/19	$6,319,847	$5,835,924	$6,586,987	$6,586,132
12/19	$6,450,173	$5,844,621	$6,724,671	$6,723,811
1/20	$6,423,091	$5,949,520	$6,724,959	$6,724,096
2/20	$6,321,741	$6,038,603	$6,620,724	$6,619,880
3/20	$5,540,437	$5,920,648	$5,841,558	$5,841,461
4/20	$5,803,558	$6,039,247	$6,063,650	$6,063,457
5/20	$6,039,728	$6,095,652	$6,338,717	$6,340,778
6/20	$6,069,876	$6,146,514	$6,398,934	$6,402,581
7/20	$6,338,058	$6,254,483	$6,702,597	$6,708,499
8/20	$6,399,278	$6,218,418	$6,769,597	$6,774,514
9/20	$6,340,168	$6,207,211	$6,699,430	$6,703,892
10/20	$6,371,941	$6,185,025	$6,729,653	$6,735,239
11/20	$6,629,334	$6,265,736	$6,999,407	$7,004,833
12/20	$6,752,436	$6,287,373	$7,133,074	$7,138,438
1/21	$6,784,671	$6,247,854	$7,160,591	$7,165,760
2/21	$6,844,556	$6,167,238	$7,185,271	$7,190,728
3/21	$6,859,351	$6,095,467	$7,198,014	$7,202,971
4/21	$6,935,030	$6,146,723	$7,276,763	$7,281,982
5/21	$6,965,468	$6,170,168	$7,297,771	$7,303,000
6/21	$7,072,968	$6,215,150	$7,397,125	$7,402,782
7/21	$7,088,020	$6,277,558	$7,423,087	$7,429,131
8/21	$7,118,854	$6,273,367	$7,464,053	$7,469,649
9/21	$7,196,177	$6,219,796	$7,467,091	$7,472,155
10/21	$7,195,573	$6,214,712	$7,453,037	$7,458,863
11/21	$7,114,362	$6,222,219	$7,375,771	$7,382,425
12/21	$7,257,640	$6,218,024	$7,514,478	$7,521,314
1/22	$7,048,291	$6,081,699	$7,308,470	$7,314,558
2/22	$7,125,258	$5,998,781	$7,243,026	$7,248,881
3/22	$7,076,060	$5,837,841	$7,176,718	$7,181,809
4/22	$6,862,943	$5,620,104	$6,916,021	$6,920,563
5/22	$6,862,321	$5,651,027	$6,932,566	$6,937,889
6/22	$6,450,231	$5,538,106	$6,460,245	$6,465,651
7/22	$6,812,531	$5,677,345	$6,849,022	$6,855,072
8/22	$6,695,871	$5,529,755	$6,685,390	$6,690,911
9/22	$6,444,337	$5,291,512	$6,416,904	$6,421,813
10/22	$6,594,346	$5,233,452	$6,599,485	$6,604,621
11/22	$6,777,686	$5,428,589	$6,722,223	$6,728,255
12/22	$6,743,239	$5,410,151	$6,672,071	$6,677,581
1/23	$6,997,374	$5,577,976	$6,932,854	$6,938,647
2/23	$6,891,083	$5,440,916	$6,843,925	$6,848,855
3/23	$7,010,425	$5,568,556	$6,919,967	$6,925,951
4/23	$7,043,549	$5,602,573	$6,987,398	$6,992,799
5/23	$6,976,475	$5,544,487	$6,920,845	$6,926,403
6/23	$7,082,965	$5,535,870	$7,033,418	$7,039,147
7/23	$7,172,494	$5,541,373	$7,133,938	$7,139,386
8/23	$7,193,679	$5,508,004	$7,155,162	$7,159,757
9/23	$7,109,410	$5,376,665	$7,071,086	$7,076,488
10/23	$7,024,148	$5,295,810	$6,982,790	$6,988,902
11/23	$7,296,281	$5,534,147	$7,301,558	$7,306,773
12/23	$7,553,265	$5,744,136	$7,571,009	$7,576,233
1/24	$7,574,645	$5,730,389	$7,572,464	$7,577,638
2/24	$7,596,562	$5,661,684	$7,594,883	$7,600,077
3/24	$7,693,695	$5,717,273	$7,685,353	$7,690,611
4/24	$7,643,428	$5,583,670	$7,608,505	$7,613,702
5/24	$7,722,935	$5,676,226	$7,694,842	$7,700,092
6/24	$7,803,485	$5,728,116	$7,769,113	$7,774,424
7/24	$7,902,858	$5,858,131	$7,921,571	$7,926,985
8/24	$8,021,603	$5,944,368	$8,047,578	$8,053,074
9/24	$8,102,637	$6,025,898	$8,179,085	$8,184,674
10/24	$8,070,475	$5,889,033	$8,134,073	$8,139,630
11/24	$8,151,012	$5,951,119	$8,227,221	$8,232,842
12/24	$8,120,656	$5,861,240	$8,191,958	$8,197,551
1/25	$8,222,364	$5,896,559	$8,305,077	$8,310,752
2/25	$8,265,617	$6,018,474	$8,359,060	$8,364,776
3/25	$8,195,102	$6,017,038	$8,269,339	$8,274,989
4/25	$8,239,237	$6,038,290	$8,269,526	$8,275,184
5/25	$8,363,603	$6,007,665	$8,408,607	$8,414,349
6/25	$8,508,348	$6,101,262	$8,564,651	$8,570,503
7/25	$8,534,341	$6,092,553	$8,598,993	$8,604,875
8/25	$8,641,020	$6,165,735	$8,703,718	$8,709,668
9/25	$8,687,756	$6,231,062	$8,770,170	$8,776,169
10/25	$8,715,526	$6,272,211	$8,787,420	$8,793,424

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	7.99%	6.46%	5.71%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA U.S. High Yield Index	8.03%	5.47%	5.80%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%
Footnote	Description
Footnote[1]	Class R6 performance prior to 6/30/23 is linked to Class I. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,054,906,487
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 5,071,792
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,054,906,487
# of Portfolio Holdings (for High Income Opportunities Portfolio)	468
Portfolio Turnover Rate (for High Income Opportunities Portfolio)	45%
Total Advisory Fees Paid	$5,071,792

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Common Stocks	1.4%
Asset-Backed Securities	2.3%
Short-Term Investments	3.9%
Senior Floating-Rate Loans	8.4%
Corporate Bonds	83.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.9%
CCC or Lower	10.2%
B	41.2%
BB	41.3%
BBB	2.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000227652
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Government Income Fund
Class Name	Advisers Class
Trading Symbol	EASDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Short Duration Government Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 1-3 Year U.S. Treasury Index (the Index):

↑ Out-of-Index exposures to interest-only agency mortgage-backed securities (MBS) contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to agency collateralized mortgage obligations (CMOs) contributed to performance relative to the Index during the period

↑ Duration positioning – which was longer than that of the Index – contributed to returns during a period when interest rates generally declined

↑ The Fund’s underweight exposure to U.S. Treasuries contributed to returns relative to the Index during the period

↓ Out-of-Index use of derivatives for duration management – by investing in U.S. Treasury futures and interest rate swap options or swaptions – hurt returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Advisers Class	Bloomberg U.S. Universal Index	ICE BofA 1-3 Year U.S. Treasury Index
10/15	$10,000	$10,000	$10,000
11/15	$9,783	$9,964	$9,975
12/15	$9,780	$9,914	$9,966
1/16	$9,729	$10,023	$10,027
2/16	$9,703	$10,094	$10,038
3/16	$9,735	$10,218	$10,056
4/16	$9,766	$10,288	$10,060
5/16	$9,797	$10,296	$10,049
6/16	$9,757	$10,477	$10,109
7/16	$9,786	$10,563	$10,103
8/16	$9,803	$10,575	$10,087
9/16	$9,819	$10,577	$10,098
10/16	$9,846	$10,507	$10,091
11/16	$9,872	$10,271	$10,051
12/16	$9,899	$10,301	$10,054
1/17	$9,906	$10,338	$10,067
2/17	$9,923	$10,418	$10,077
3/17	$9,942	$10,414	$10,081
4/17	$9,961	$10,500	$10,095
5/17	$9,993	$10,581	$10,106
6/17	$10,001	$10,573	$10,098
7/17	$10,019	$10,625	$10,120
8/17	$10,014	$10,717	$10,139
9/17	$10,032	$10,679	$10,122
10/17	$10,039	$10,692	$10,116
11/17	$10,034	$10,676	$10,096
12/17	$10,053	$10,723	$10,097
1/18	$10,060	$10,620	$10,068
2/18	$10,102	$10,519	$10,064
3/18	$10,122	$10,572	$10,084
4/18	$10,154	$10,501	$10,068
5/18	$10,150	$10,559	$10,105
6/18	$10,158	$10,543	$10,106
7/18	$10,181	$10,565	$10,106
8/18	$10,190	$10,618	$10,138
9/18	$10,201	$10,572	$10,126
10/18	$10,226	$10,484	$10,141
11/18	$10,264	$10,531	$10,176
12/18	$10,254	$10,696	$10,257
1/19	$10,280	$10,843	$10,284
2/19	$10,304	$10,855	$10,295
3/19	$10,317	$11,051	$10,358
4/19	$10,367	$11,066	$10,379
5/19	$10,368	$11,236	$10,452
6/19	$10,368	$11,395	$10,507
7/19	$10,394	$11,429	$10,494
8/19	$10,395	$11,687	$10,579
9/19	$10,407	$11,637	$10,567
10/19	$10,408	$11,674	$10,602
11/19	$10,420	$11,672	$10,598
12/19	$10,431	$11,689	$10,621
1/20	$10,443	$11,899	$10,678
2/20	$10,517	$12,077	$10,771
3/20	$10,538	$11,841	$10,919
4/20	$10,598	$12,078	$10,924
5/20	$10,617	$12,191	$10,931
6/20	$10,634	$12,293	$10,934
7/20	$10,652	$12,509	$10,945
8/20	$10,667	$12,437	$10,942
9/20	$10,668	$12,414	$10,945
10/20	$10,669	$12,370	$10,940
11/20	$10,669	$12,531	$10,945
12/20	$10,696	$12,575	$10,951
1/21	$10,722	$12,496	$10,952
2/21	$10,722	$12,334	$10,943
3/21	$10,735	$12,191	$10,945
4/21	$10,749	$12,293	$10,950
5/21	$10,723	$12,340	$10,959
6/21	$10,682	$12,430	$10,942
7/21	$10,656	$12,555	$10,960
8/21	$10,669	$12,547	$10,959
9/21	$10,695	$12,440	$10,948
10/21	$10,655	$12,429	$10,915
11/21	$10,628	$12,444	$10,917
12/21	$10,628	$12,436	$10,890
1/22	$10,614	$12,163	$10,818
2/22	$10,586	$11,998	$10,778
3/22	$10,575	$11,676	$10,634
4/22	$10,604	$11,240	$10,584
5/22	$10,581	$11,302	$10,642
6/22	$10,557	$11,076	$10,581
7/22	$10,548	$11,355	$10,616
8/22	$10,546	$11,060	$10,540
9/22	$10,344	$10,583	$10,416
10/22	$10,364	$10,467	$10,405
11/22	$10,427	$10,857	$10,471
12/22	$10,278	$10,820	$10,492
1/23	$10,361	$11,156	$10,564
2/23	$10,343	$10,882	$10,488
3/23	$10,429	$11,137	$10,655
4/23	$10,388	$11,205	$10,683
5/23	$10,391	$11,089	$10,646
6/23	$10,392	$11,072	$10,594
7/23	$10,438	$11,083	$10,632
8/23	$10,455	$11,016	$10,674
9/23	$10,331	$10,753	$10,673
10/23	$10,268	$10,592	$10,709
11/23	$10,505	$11,068	$10,818
12/23	$10,633	$11,488	$10,939
1/24	$10,672	$11,461	$10,981
2/24	$10,562	$11,323	$10,936
3/24	$10,660	$11,435	$10,971
4/24	$10,537	$11,167	$10,936
5/24	$10,680	$11,352	$11,011
6/24	$10,793	$11,456	$11,074
7/24	$10,953	$11,716	$11,201
8/24	$11,039	$11,889	$11,301
9/24	$11,123	$12,052	$11,392
10/24	$10,950	$11,778	$11,326
11/24	$11,033	$11,902	$11,359
12/24	$11,055	$11,722	$11,386
1/25	$11,154	$11,793	$11,435
2/25	$11,310	$12,037	$11,513
3/25	$11,379	$12,034	$11,567
4/25	$11,446	$12,077	$11,658
5/25	$11,452	$12,015	$11,633
6/25	$11,567	$12,203	$11,703
7/25	$11,590	$12,185	$11,697
8/25	$11,756	$12,331	$11,797
9/25	$11,728	$12,462	$11,833
10/25	$11,788	$12,544	$11,873

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Advisers Class	7.61%	2.01%	1.88%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA 1-3 Year U.S. Treasury Index	4.83%	1.65%	1.73%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 2,786,905,722
Holdings Count | Holding	765
Advisory Fees Paid, Amount	$ 12,686,504
InvestmentCompanyPortfolioTurnover	580.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,786,905,722
# of Portfolio Holdings	765
Portfolio Turnover Rate	580%
Total Advisory Fees Paid	$12,686,504

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.1%
Short-Term Investments	1.1%
U.S. Department of Agriculture Loans	1.5%
Government National Mortgage Association Participation Agreements	2.7%
Collateralized Mortgage Obligations	43.8%
U.S. Government Agency Mortgage-Backed Securities	49.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000014457
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Government Income Fund
Class Name	Class A
Trading Symbol	EALDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Short Duration Government Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 1-3 Year U.S. Treasury Index (the Index):

↑ Out-of-Index exposures to interest-only agency mortgage-backed securities (MBS) contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to agency collateralized mortgage obligations (CMOs) contributed to performance relative to the Index during the period

↑ Duration positioning – which was longer than that of the Index – contributed to returns during a period when interest rates generally declined

↑ The Fund’s underweight exposure to U.S. Treasuries contributed to returns relative to the Index during the period

↓ Out-of-Index use of derivatives for duration management – by investing in U.S. Treasury futures and interest rate swap options or swaptions – hurt returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	ICE BofA 1-3 Year U.S. Treasury Index
10/15	$10,000	$10,000	$10,000
11/15	$9,783	$9,964	$9,975
12/15	$9,780	$9,914	$9,966
1/16	$9,729	$10,023	$10,027
2/16	$9,703	$10,094	$10,038
3/16	$9,735	$10,218	$10,056
4/16	$9,766	$10,288	$10,060
5/16	$9,797	$10,296	$10,049
6/16	$9,757	$10,477	$10,109
7/16	$9,786	$10,563	$10,103
8/16	$9,803	$10,575	$10,087
9/16	$9,819	$10,577	$10,098
10/16	$9,846	$10,507	$10,091
11/16	$9,872	$10,271	$10,051
12/16	$9,899	$10,301	$10,054
1/17	$9,906	$10,338	$10,067
2/17	$9,923	$10,418	$10,077
3/17	$9,942	$10,414	$10,081
4/17	$9,961	$10,500	$10,095
5/17	$9,993	$10,581	$10,106
6/17	$10,001	$10,573	$10,098
7/17	$10,019	$10,625	$10,120
8/17	$10,014	$10,717	$10,139
9/17	$10,032	$10,679	$10,122
10/17	$10,039	$10,692	$10,116
11/17	$10,034	$10,676	$10,096
12/17	$10,053	$10,723	$10,097
1/18	$10,060	$10,620	$10,068
2/18	$10,102	$10,519	$10,064
3/18	$10,122	$10,572	$10,084
4/18	$10,154	$10,501	$10,068
5/18	$10,150	$10,559	$10,105
6/18	$10,158	$10,543	$10,106
7/18	$10,181	$10,565	$10,106
8/18	$10,190	$10,618	$10,138
9/18	$10,201	$10,572	$10,126
10/18	$10,226	$10,484	$10,141
11/18	$10,264	$10,531	$10,176
12/18	$10,254	$10,696	$10,257
1/19	$10,280	$10,843	$10,284
2/19	$10,304	$10,855	$10,295
3/19	$10,317	$11,051	$10,358
4/19	$10,367	$11,066	$10,379
5/19	$10,368	$11,236	$10,452
6/19	$10,368	$11,395	$10,507
7/19	$10,394	$11,429	$10,494
8/19	$10,395	$11,687	$10,579
9/19	$10,407	$11,637	$10,567
10/19	$10,408	$11,674	$10,602
11/19	$10,420	$11,672	$10,598
12/19	$10,431	$11,689	$10,621
1/20	$10,443	$11,899	$10,678
2/20	$10,517	$12,077	$10,771
3/20	$10,538	$11,841	$10,919
4/20	$10,598	$12,078	$10,924
5/20	$10,617	$12,191	$10,931
6/20	$10,634	$12,293	$10,934
7/20	$10,652	$12,509	$10,945
8/20	$10,667	$12,437	$10,942
9/20	$10,668	$12,414	$10,945
10/20	$10,669	$12,370	$10,940
11/20	$10,669	$12,531	$10,945
12/20	$10,696	$12,575	$10,951
1/21	$10,722	$12,496	$10,952
2/21	$10,722	$12,334	$10,943
3/21	$10,735	$12,191	$10,945
4/21	$10,749	$12,293	$10,950
5/21	$10,723	$12,340	$10,959
6/21	$10,696	$12,430	$10,942
7/21	$10,669	$12,555	$10,960
8/21	$10,669	$12,547	$10,959
9/21	$10,708	$12,440	$10,948
10/21	$10,668	$12,429	$10,915
11/21	$10,628	$12,444	$10,917
12/21	$10,641	$12,436	$10,890
1/22	$10,627	$12,163	$10,818
2/22	$10,586	$11,998	$10,778
3/22	$10,575	$11,676	$10,634
4/22	$10,618	$11,240	$10,584
5/22	$10,594	$11,302	$10,642
6/22	$10,571	$11,076	$10,581
7/22	$10,548	$11,355	$10,616
8/22	$10,559	$11,060	$10,540
9/22	$10,357	$10,583	$10,416
10/22	$10,364	$10,467	$10,405
11/22	$10,427	$10,857	$10,471
12/22	$10,292	$10,820	$10,492
1/23	$10,361	$11,156	$10,564
2/23	$10,343	$10,882	$10,488
3/23	$10,429	$11,137	$10,655
4/23	$10,402	$11,205	$10,683
5/23	$10,404	$11,089	$10,646
6/23	$10,392	$11,072	$10,594
7/23	$10,438	$11,083	$10,632
8/23	$10,469	$11,016	$10,674
9/23	$10,331	$10,753	$10,673
10/23	$10,268	$10,592	$10,709
11/23	$10,520	$11,068	$10,818
12/23	$10,634	$11,488	$10,939
1/24	$10,688	$11,461	$10,981
2/24	$10,578	$11,323	$10,936
3/24	$10,662	$11,435	$10,971
4/24	$10,538	$11,167	$10,936
5/24	$10,696	$11,352	$11,011
6/24	$10,794	$11,456	$11,074
7/24	$10,954	$11,716	$11,201
8/24	$11,040	$11,889	$11,301
9/24	$11,124	$12,052	$11,392
10/24	$10,966	$11,778	$11,326
11/24	$11,049	$11,902	$11,359
12/24	$11,056	$11,722	$11,386
1/25	$11,155	$11,793	$11,435
2/25	$11,327	$12,037	$11,513
3/25	$11,396	$12,034	$11,567
4/25	$11,463	$12,077	$11,658
5/25	$11,454	$12,015	$11,633
6/25	$11,585	$12,203	$11,703
7/25	$11,592	$12,185	$11,697
8/25	$11,758	$12,331	$11,797
9/25	$11,747	$12,462	$11,833
10/25	$11,807	$12,544	$11,873

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	7.62%	2.04%	1.90%
Class A with 2.25% Maximum Sales Charge	5.14%	1.57%	1.67%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA 1-3 Year U.S. Treasury Index	4.83%	1.65%	1.73%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 2,786,905,722
Holdings Count | Holding	765
Advisory Fees Paid, Amount	$ 12,686,504
InvestmentCompanyPortfolioTurnover	580.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,786,905,722
# of Portfolio Holdings	765
Portfolio Turnover Rate	580%
Total Advisory Fees Paid	$12,686,504

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.1%
Short-Term Investments	1.1%
U.S. Department of Agriculture Loans	1.5%
Government National Mortgage Association Participation Agreements	2.7%
Collateralized Mortgage Obligations	43.8%
U.S. Government Agency Mortgage-Backed Securities	49.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000014459
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Government Income Fund
Class Name	Class C
Trading Symbol	ECLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Short Duration Government Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	1.49%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 1-3 Year U.S. Treasury Index (the Index):

↑ Out-of-Index exposures to interest-only agency mortgage-backed securities (MBS) contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to agency collateralized mortgage obligations (CMOs) contributed to performance relative to the Index during the period

↑ Duration positioning – which was longer than that of the Index – contributed to returns during a period when interest rates generally declined

↑ The Fund’s underweight exposure to U.S. Treasuries contributed to returns relative to the Index during the period

↓ Out-of-Index use of derivatives for duration management – by investing in U.S. Treasury futures and interest rate swap options or swaptions – hurt returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	ICE BofA 1-3 Year U.S. Treasury Index
10/15	$10,000	$10,000	$10,000
11/15	$10,004	$9,964	$9,975
12/15	$9,995	$9,914	$9,966
1/16	$9,938	$10,023	$10,027
2/16	$9,907	$10,094	$10,038
3/16	$9,934	$10,218	$10,056
4/16	$9,962	$10,288	$10,060
5/16	$9,988	$10,296	$10,049
6/16	$9,954	$10,477	$10,109
7/16	$9,966	$10,563	$10,103
8/16	$9,978	$10,575	$10,087
9/16	$9,990	$10,577	$10,098
10/16	$10,012	$10,507	$10,091
11/16	$10,034	$10,271	$10,051
12/16	$10,056	$10,301	$10,054
1/17	$10,070	$10,338	$10,067
2/17	$10,071	$10,418	$10,077
3/17	$10,085	$10,414	$10,081
4/17	$10,100	$10,500	$10,095
5/17	$10,127	$10,581	$10,106
6/17	$10,130	$10,573	$10,098
7/17	$10,143	$10,625	$10,120
8/17	$10,133	$10,717	$10,139
9/17	$10,147	$10,679	$10,122
10/17	$10,149	$10,692	$10,116
11/17	$10,138	$10,676	$10,096
12/17	$10,152	$10,723	$10,097
1/18	$10,155	$10,620	$10,068
2/18	$10,205	$10,519	$10,064
3/18	$10,219	$10,572	$10,084
4/18	$10,234	$10,501	$10,068
5/18	$10,237	$10,559	$10,105
6/18	$10,229	$10,543	$10,106
7/18	$10,245	$10,565	$10,106
8/18	$10,250	$10,618	$10,138
9/18	$10,256	$10,572	$10,126
10/18	$10,275	$10,484	$10,141
11/18	$10,309	$10,531	$10,176
12/18	$10,294	$10,696	$10,257
1/19	$10,314	$10,843	$10,284
2/19	$10,333	$10,855	$10,295
3/19	$10,341	$11,051	$10,358
4/19	$10,387	$11,066	$10,379
5/19	$10,382	$11,236	$10,452
6/19	$10,377	$11,395	$10,507
7/19	$10,398	$11,429	$10,494
8/19	$10,393	$11,687	$10,579
9/19	$10,400	$11,637	$10,567
10/19	$10,396	$11,674	$10,602
11/19	$10,402	$11,672	$10,598
12/19	$10,409	$11,689	$10,621
1/20	$10,415	$11,899	$10,678
2/20	$10,483	$12,077	$10,771
3/20	$10,500	$11,841	$10,919
4/20	$10,554	$12,078	$10,924
5/20	$10,567	$12,191	$10,931
6/20	$10,579	$12,293	$10,934
7/20	$10,578	$12,509	$10,945
8/20	$10,602	$12,437	$10,942
9/20	$10,597	$12,414	$10,945
10/20	$10,592	$12,370	$10,940
11/20	$10,587	$12,531	$10,945
12/20	$10,608	$12,575	$10,951
1/21	$10,629	$12,496	$10,952
2/21	$10,623	$12,334	$10,943
3/21	$10,632	$12,191	$10,945
4/21	$10,639	$12,293	$10,950
5/21	$10,608	$12,340	$10,959
6/21	$10,576	$12,430	$10,942
7/21	$10,545	$12,555	$10,960
8/21	$10,539	$12,547	$10,959
9/21	$10,573	$12,440	$10,948
10/21	$10,528	$12,429	$10,915
11/21	$10,483	$12,444	$10,917
12/21	$10,491	$12,436	$10,890
1/22	$10,472	$12,163	$10,818
2/22	$10,426	$11,998	$10,778
3/22	$10,410	$11,676	$10,634
4/22	$10,447	$11,240	$10,584
5/22	$10,419	$11,302	$10,642
6/22	$10,390	$11,076	$10,581
7/22	$10,363	$11,355	$10,616
8/22	$10,369	$11,060	$10,540
9/22	$10,166	$10,583	$10,416
10/22	$10,167	$10,467	$10,405
11/22	$10,224	$10,857	$10,471
12/22	$10,086	$10,820	$10,492
1/23	$10,149	$11,156	$10,564
2/23	$10,127	$10,882	$10,488
3/23	$10,205	$11,137	$10,655
4/23	$10,174	$11,205	$10,683
5/23	$10,171	$11,089	$10,646
6/23	$10,168	$11,072	$10,594
7/23	$10,194	$11,083	$10,632
8/23	$10,219	$11,016	$10,674
9/23	$10,080	$10,753	$10,673
10/23	$10,013	$10,592	$10,709
11/23	$10,253	$11,068	$10,818
12/23	$10,360	$11,488	$10,939
1/24	$10,407	$11,461	$10,981
2/24	$10,295	$11,323	$10,936
3/24	$10,371	$11,435	$10,971
4/24	$10,245	$11,167	$10,936
5/24	$10,394	$11,352	$11,011
6/24	$10,483	$11,456	$11,074
7/24	$10,633	$11,716	$11,201
8/24	$10,711	$11,889	$11,301
9/24	$10,787	$12,052	$11,392
10/24	$10,629	$11,778	$11,326
11/24	$10,704	$11,902	$11,359
12/24	$10,705	$11,722	$11,386
1/25	$10,796	$11,793	$11,435
2/25	$10,957	$12,037	$11,513
3/25	$11,018	$12,034	$11,567
4/25	$11,078	$12,077	$11,658
5/25	$11,063	$12,015	$11,633
6/25	$11,184	$12,203	$11,703
7/25	$11,201	$12,185	$11,697
8/25	$11,355	$12,331	$11,797
9/25	$11,324	$12,462	$11,833
10/25	$11,509	$12,544	$11,873

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	6.98%	1.43%	1.41%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	5.98%	1.43%	1.41%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA 1-3 Year U.S. Treasury Index	4.83%	1.65%	1.73%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 2,786,905,722
Holdings Count | Holding	765
Advisory Fees Paid, Amount	$ 12,686,504
InvestmentCompanyPortfolioTurnover	580.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,786,905,722
# of Portfolio Holdings	765
Portfolio Turnover Rate	580%
Total Advisory Fees Paid	$12,686,504

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.1%
Short-Term Investments	1.1%
U.S. Department of Agriculture Loans	1.5%
Government National Mortgage Association Participation Agreements	2.7%
Collateralized Mortgage Obligations	43.8%
U.S. Government Agency Mortgage-Backed Securities	49.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000078260
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Government Income Fund
Class Name	Class I
Trading Symbol	EILDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Short Duration Government Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 1-3 Year U.S. Treasury Index (the Index):

↑ Out-of-Index exposures to interest-only agency mortgage-backed securities (MBS) contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to agency collateralized mortgage obligations (CMOs) contributed to performance relative to the Index during the period

↑ Duration positioning – which was longer than that of the Index – contributed to returns during a period when interest rates generally declined

↑ The Fund’s underweight exposure to U.S. Treasuries contributed to returns relative to the Index during the period

↓ Out-of-Index use of derivatives for duration management – by investing in U.S. Treasury futures and interest rate swap options or swaptions – hurt returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	ICE BofA 1-3 Year U.S. Treasury Index
10/15	$1,000,000	$1,000,000	$1,000,000
11/15	$1,001,047	$996,353	$997,545
12/15	$1,000,913	$991,376	$996,611
1/16	$995,949	$1,002,320	$1,002,683
2/16	$993,446	$1,009,440	$1,003,838
3/16	$996,922	$1,021,811	$1,005,590
4/16	$1,000,344	$1,028,772	$1,005,954
5/16	$1,003,745	$1,029,576	$1,004,885
6/16	$1,001,023	$1,047,701	$1,010,905
7/16	$1,002,938	$1,056,335	$1,010,328
8/16	$1,004,891	$1,057,474	$1,008,651
9/16	$1,006,755	$1,057,726	$1,009,823
10/16	$1,009,704	$1,050,709	$1,009,147
11/16	$1,012,642	$1,027,092	$1,005,143
12/16	$1,015,566	$1,030,143	$1,005,441
1/17	$1,017,733	$1,033,777	$1,006,708
2/17	$1,018,465	$1,041,753	$1,007,735
3/17	$1,020,640	$1,041,404	$1,008,058
4/17	$1,022,804	$1,050,045	$1,009,455
5/17	$1,026,350	$1,058,147	$1,010,623
6/17	$1,027,317	$1,057,250	$1,009,812
7/17	$1,029,408	$1,062,516	$1,011,963
8/17	$1,029,093	$1,071,683	$1,013,880
9/17	$1,031,226	$1,067,911	$1,012,221
10/17	$1,032,184	$1,069,193	$1,011,606
11/17	$1,031,820	$1,067,575	$1,009,568
12/17	$1,034,038	$1,072,282	$1,009,689
1/18	$1,035,002	$1,061,963	$1,006,786
2/18	$1,040,796	$1,051,894	$1,006,404
3/18	$1,041,764	$1,057,199	$1,008,377
4/18	$1,045,274	$1,050,145	$1,006,811
5/18	$1,046,333	$1,055,872	$1,010,458
6/18	$1,046,179	$1,054,340	$1,010,614
7/18	$1,048,668	$1,056,547	$1,010,568
8/18	$1,049,899	$1,061,752	$1,013,783
9/18	$1,051,239	$1,057,203	$1,012,583
10/18	$1,053,954	$1,048,359	$1,014,119
11/18	$1,058,192	$1,053,074	$1,017,633
12/18	$1,057,367	$1,069,550	$1,025,668
1/19	$1,060,258	$1,084,296	$1,028,430
2/19	$1,062,867	$1,085,478	$1,029,464
3/19	$1,064,460	$1,105,079	$1,035,758
4/19	$1,069,879	$1,106,626	$1,037,863
5/19	$1,070,173	$1,123,578	$1,045,229
6/19	$1,071,686	$1,139,470	$1,050,655
7/19	$1,073,297	$1,142,862	$1,049,417
8/19	$1,073,594	$1,168,722	$1,057,880
9/19	$1,075,119	$1,163,659	$1,056,707
10/19	$1,075,417	$1,167,418	$1,060,188
11/19	$1,076,865	$1,167,185	$1,059,849
12/19	$1,078,275	$1,168,924	$1,062,097
1/20	$1,079,689	$1,189,904	$1,067,842
2/20	$1,087,541	$1,207,721	$1,077,141
3/20	$1,090,032	$1,184,130	$1,091,918
4/20	$1,096,408	$1,207,849	$1,092,375
5/20	$1,098,635	$1,219,130	$1,093,088
6/20	$1,100,618	$1,229,303	$1,093,369
7/20	$1,102,665	$1,250,897	$1,094,474
8/20	$1,104,531	$1,243,684	$1,094,209
9/20	$1,104,798	$1,241,442	$1,094,504
10/20	$1,105,120	$1,237,005	$1,094,043
11/20	$1,105,348	$1,253,147	$1,094,547
12/20	$1,108,358	$1,257,475	$1,095,055
1/21	$1,111,373	$1,249,571	$1,095,219
2/21	$1,111,495	$1,233,448	$1,094,339
3/21	$1,113,148	$1,219,093	$1,094,543
4/21	$1,114,750	$1,229,345	$1,095,036
5/21	$1,112,284	$1,234,034	$1,095,864
6/21	$1,109,706	$1,243,030	$1,094,171
7/21	$1,107,175	$1,255,512	$1,095,991
8/21	$1,107,401	$1,254,673	$1,095,905
9/21	$1,111,722	$1,243,959	$1,094,804
10/21	$1,107,796	$1,242,942	$1,091,476
11/21	$1,103,811	$1,244,444	$1,091,685
12/21	$1,105,426	$1,243,605	$1,088,977
1/22	$1,104,263	$1,216,340	$1,081,848
2/22	$1,100,157	$1,199,756	$1,077,798
3/22	$1,099,239	$1,167,568	$1,063,448
4/22	$1,103,919	$1,124,021	$1,058,396
5/22	$1,101,682	$1,130,205	$1,064,249
6/22	$1,099,470	$1,107,621	$1,058,095
7/22	$1,097,309	$1,135,469	$1,061,642
8/22	$1,098,746	$1,105,951	$1,053,994
9/22	$1,077,921	$1,058,302	$1,041,577
10/22	$1,080,231	$1,046,690	$1,040,548
11/22	$1,085,652	$1,085,718	$1,047,090
12/22	$1,071,741	$1,082,030	$1,049,232
1/23	$1,079,148	$1,115,595	$1,056,423
2/23	$1,077,545	$1,088,183	$1,048,795
3/23	$1,086,675	$1,113,711	$1,065,526
4/23	$1,084,105	$1,120,515	$1,068,286
5/23	$1,084,591	$1,108,897	$1,064,603
6/23	$1,085,002	$1,107,174	$1,059,445
7/23	$1,089,967	$1,108,275	$1,063,217
8/23	$1,092,005	$1,101,601	$1,067,393
9/23	$1,077,846	$1,075,333	$1,067,299
10/23	$1,071,449	$1,059,162	$1,070,910
11/23	$1,097,934	$1,106,829	$1,081,765
12/23	$1,111,625	$1,148,827	$1,093,889
1/24	$1,115,942	$1,146,078	$1,098,100
2/24	$1,104,658	$1,132,337	$1,093,574
3/24	$1,113,616	$1,143,455	$1,097,125
4/24	$1,100,866	$1,116,734	$1,093,573
5/24	$1,117,660	$1,135,245	$1,101,083
6/24	$1,128,124	$1,145,623	$1,107,433
7/24	$1,145,095	$1,171,626	$1,120,100
8/24	$1,154,292	$1,188,874	$1,130,148
9/24	$1,163,340	$1,205,180	$1,139,236
10/24	$1,147,020	$1,177,807	$1,132,560
11/24	$1,155,964	$1,190,224	$1,135,873
12/24	$1,156,940	$1,172,248	$1,138,558
1/25	$1,169,155	$1,179,312	$1,143,475
2/25	$1,185,734	$1,203,695	$1,151,302
3/25	$1,193,177	$1,203,408	$1,156,668
4/25	$1,200,468	$1,207,658	$1,165,768
5/25	$1,199,761	$1,201,533	$1,163,291
6/25	$1,213,733	$1,220,252	$1,170,272
7/25	$1,216,339	$1,218,511	$1,169,679
8/25	$1,233,975	$1,233,147	$1,179,740
9/25	$1,231,384	$1,246,212	$1,183,346
10/25	$1,237,398	$1,254,442	$1,187,318

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	7.88%	2.29%	2.15%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA 1-3 Year U.S. Treasury Index	4.83%	1.65%	1.73%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 2,786,905,722
Holdings Count | Holding	765
Advisory Fees Paid, Amount	$ 12,686,504
InvestmentCompanyPortfolioTurnover	580.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,786,905,722
# of Portfolio Holdings	765
Portfolio Turnover Rate	580%
Total Advisory Fees Paid	$12,686,504

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.1%
Short-Term Investments	1.1%
U.S. Department of Agriculture Loans	1.5%
Government National Mortgage Association Participation Agreements	2.7%
Collateralized Mortgage Obligations	43.8%
U.S. Government Agency Mortgage-Backed Securities	49.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000014479
Shareholder Report [Line Items]
Fund Name	Eaton Vance Strategic Income Fund
Class Name	Class A
Trading Symbol	ETSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Strategic Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$154	1.46%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ Out-of-Index exposures to emerging-market debt ― both U.S. dollar-denominated and local currency-denominated bonds ― contributed to returns

↑ Out-of-Index exposures to Global Macro Strategy contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to high yield corporate bonds and non-agency mortgage-backed securities (MBS) contributed to performance relative to the Index

↑ The Fund’s investments in Agency MBS contributed to performance relative to the Index during the period

↑ The Fund’s out-of-Index use of derivatives for duration management ― by investing in U.S. Treasury futures and interest-rate ― contributed to performance

↓ The Fund’s out-of-Index allocation to bank loans detracted from returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
10/15	$10,000	$10,000	$10,000
11/15	$9,669	$9,964	$9,974
12/15	$9,623	$9,914	$9,941
1/16	$9,417	$10,023	$10,078
2/16	$9,343	$10,094	$10,150
3/16	$9,536	$10,218	$10,243
4/16	$9,650	$10,288	$10,282
5/16	$9,670	$10,296	$10,285
6/16	$9,609	$10,477	$10,470
7/16	$9,750	$10,563	$10,536
8/16	$9,880	$10,575	$10,524
9/16	$9,924	$10,577	$10,518
10/16	$9,970	$10,507	$10,437
11/16	$10,042	$10,271	$10,190
12/16	$10,156	$10,301	$10,205
1/17	$10,229	$10,338	$10,225
2/17	$10,233	$10,418	$10,293
3/17	$10,348	$10,414	$10,288
4/17	$10,408	$10,500	$10,367
5/17	$10,454	$10,581	$10,447
6/17	$10,473	$10,573	$10,437
7/17	$10,491	$10,625	$10,481
8/17	$10,509	$10,717	$10,575
9/17	$10,542	$10,679	$10,525
10/17	$10,603	$10,692	$10,531
11/17	$10,635	$10,676	$10,518
12/17	$10,654	$10,723	$10,566
1/18	$10,801	$10,620	$10,444
2/18	$10,748	$10,519	$10,345
3/18	$10,738	$10,572	$10,412
4/18	$10,742	$10,501	$10,334
5/18	$10,660	$10,559	$10,408
6/18	$10,621	$10,543	$10,395
7/18	$10,683	$10,565	$10,398
8/18	$10,673	$10,618	$10,465
9/18	$10,648	$10,572	$10,397
10/18	$10,608	$10,484	$10,315
11/18	$10,539	$10,531	$10,377
12/18	$10,369	$10,696	$10,567
1/19	$10,614	$10,843	$10,679
2/19	$10,697	$10,855	$10,673
3/19	$10,690	$11,051	$10,878
4/19	$10,803	$11,066	$10,881
5/19	$10,796	$11,236	$11,074
6/19	$10,941	$11,395	$11,213
7/19	$11,056	$11,429	$11,238
8/19	$11,003	$11,687	$11,529
9/19	$11,073	$11,637	$11,468
10/19	$11,097	$11,674	$11,502
11/19	$11,182	$11,672	$11,496
12/19	$11,335	$11,689	$11,488
1/20	$11,392	$11,899	$11,709
2/20	$11,401	$12,077	$11,920
3/20	$10,497	$11,841	$11,850
4/20	$10,892	$12,078	$12,061
5/20	$11,370	$12,191	$12,117
6/20	$11,557	$12,293	$12,193
7/20	$11,647	$12,509	$12,375
8/20	$11,836	$12,437	$12,275
9/20	$11,829	$12,414	$12,269
10/20	$11,855	$12,370	$12,214
11/20	$12,012	$12,531	$12,334
12/20	$12,187	$12,575	$12,351
1/21	$12,263	$12,496	$12,262
2/21	$12,288	$12,334	$12,085
3/21	$12,281	$12,191	$11,934
4/21	$12,307	$12,293	$12,028
5/21	$12,367	$12,340	$12,068
6/21	$12,360	$12,430	$12,153
7/21	$12,335	$12,555	$12,288
8/21	$12,379	$12,547	$12,265
9/21	$12,389	$12,440	$12,159
10/21	$12,330	$12,429	$12,155
11/21	$12,270	$12,444	$12,191
12/21	$12,349	$12,436	$12,160
1/22	$12,342	$12,163	$11,898
2/22	$12,213	$11,998	$11,765
3/22	$12,100	$11,676	$11,439
4/22	$12,128	$11,240	$11,005
5/22	$12,015	$11,302	$11,076
6/22	$11,831	$11,076	$10,902
7/22	$11,788	$11,355	$11,168
8/22	$11,916	$11,060	$10,853
9/22	$11,681	$10,583	$10,384
10/22	$11,714	$10,467	$10,249
11/22	$11,983	$10,857	$10,626
12/22	$12,034	$10,820	$10,578
1/23	$12,269	$11,156	$10,904
2/23	$12,230	$10,882	$10,622
3/23	$12,319	$11,137	$10,891
4/23	$12,354	$11,205	$10,957
5/23	$12,369	$11,089	$10,838
6/23	$12,442	$11,072	$10,800
7/23	$12,534	$11,083	$10,792
8/23	$12,549	$11,016	$10,723
9/23	$12,374	$10,753	$10,451
10/23	$12,313	$10,592	$10,286
11/23	$12,659	$11,068	$10,751
12/23	$13,026	$11,488	$11,163
1/24	$13,083	$11,461	$11,132
2/24	$13,000	$11,323	$10,975
3/24	$13,156	$11,435	$11,076
4/24	$12,953	$11,167	$10,797
5/24	$13,231	$11,352	$10,980
6/24	$13,349	$11,456	$11,084
7/24	$13,630	$11,716	$11,343
8/24	$13,770	$11,889	$11,505
9/24	$13,931	$12,052	$11,660
10/24	$13,700	$11,778	$11,370
11/24	$13,842	$11,902	$11,491
12/24	$13,858	$11,722	$11,303
1/25	$14,065	$11,793	$11,363
2/25	$14,294	$12,037	$11,613
3/25	$14,311	$12,034	$11,617
4/25	$14,392	$12,077	$11,663
5/25	$14,452	$12,015	$11,579
6/25	$14,709	$12,203	$11,757
7/25	$14,727	$12,185	$11,726
8/25	$15,009	$12,331	$11,866
9/25	$15,117	$12,462	$11,996
10/25	$15,264	$12,544	$12,071

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	11.46%	5.19%	4.66%
Class A with 3.25% Maximum Sales Charge	7.86%	4.50%	4.32%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 13,480,942,720
Holdings Count | Holding	4,716
Advisory Fees Paid, Amount	$ 54,185,547
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$13,480,942,720
# of Portfolio Holdings (for the Fund and Portfolios)	4,716
Portfolio Turnover RateFootnote Reference1	5%
Total Advisory Fees Paid	$54,185,547
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference‡	(11.5%)
Government National Mortgage Association Participation Agreements	1.2%
Insurance Linked Securities	1.7%
Convertible Bonds	1.8%
Common Stocks	2.5%
Corporate Bonds	3.6%
Commercial Mortgage-Backed Securities	4.0%
Investments in Affiliated Investment Funds	4.2%
Senior Floating-Rate LoansFootnote Reference*	5.1%
Foreign Corporate Bonds	6.6%
Short-Term Investments	7.3%
Asset-Backed Securities	7.3%
U.S. Government Agency Mortgage-Backed SecuritiesFootnote Reference‡	15.0%
Sovereign Government BondsFootnote Reference†	20.1%
Collateralized Mortgage Obligations	31.1%
Footnote	Description
Footnote‡	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote*	Net of unfunded loan commitments.
Footnote‡	Net of TBA sale commitments.
Footnote†	Net of securities sold short.

Credit Quality Explanation [Text Block]

Portfolio Allocation (% of total investments)

Value	Value
Emerging Markets Local Income Portfolio	1.0%
Senior Debt Portfolio	3.9%
High Income Opportunities Portfolio	4.0%
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	4.2%
Global Macro Absolute Return Advantage Portfolio	17.5%
Global Opportunities Portfolio	69.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014481
Shareholder Report [Line Items]
Fund Name	Eaton Vance Strategic Income Fund
Class Name	Class C
Trading Symbol	ECSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Strategic Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$232	2.20%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	2.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ Out-of-Index exposures to emerging-market debt ― both U.S. dollar-denominated and local currency-denominated bonds ― contributed to returns

↑ Out-of-Index exposures to Global Macro Strategy contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to high yield corporate bonds and non-agency mortgage-backed securities (MBS) contributed to performance relative to the Index

↑ The Fund’s investments in Agency MBS contributed to performance relative to the Index during the period

↑ The Fund’s out-of-Index use of derivatives for duration management ― by investing in U.S. Treasury futures and interest-rate ― contributed to performance

↓ The Fund’s out-of-Index allocation to bank loans detracted from returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
10/15	$10,000	$10,000	$10,000
11/15	$9,985	$9,964	$9,974
12/15	$9,941	$9,914	$9,941
1/16	$9,722	$10,023	$10,078
2/16	$9,633	$10,094	$10,150
3/16	$9,821	$10,218	$10,243
4/16	$9,937	$10,288	$10,282
5/16	$9,951	$10,296	$10,285
6/16	$9,890	$10,477	$10,470
7/16	$10,022	$10,563	$10,536
8/16	$10,154	$10,575	$10,524
9/16	$10,180	$10,577	$10,518
10/16	$10,235	$10,507	$10,437
11/16	$10,291	$10,271	$10,190
12/16	$10,407	$10,301	$10,205
1/17	$10,477	$10,338	$10,225
2/17	$10,473	$10,418	$10,293
3/17	$10,575	$10,414	$10,288
4/17	$10,646	$10,500	$10,367
5/17	$10,672	$10,581	$10,447
6/17	$10,698	$10,573	$10,437
7/17	$10,709	$10,625	$10,481
8/17	$10,721	$10,717	$10,575
9/17	$10,732	$10,679	$10,525
10/17	$10,804	$10,692	$10,531
11/17	$10,831	$10,676	$10,518
12/17	$10,827	$10,723	$10,566
1/18	$10,976	$10,620	$10,444
2/18	$10,926	$10,519	$10,345
3/18	$10,906	$10,572	$10,412
4/18	$10,902	$10,501	$10,334
5/18	$10,820	$10,559	$10,408
6/18	$10,769	$10,543	$10,395
7/18	$10,827	$10,565	$10,398
8/18	$10,792	$10,618	$10,465
9/18	$10,772	$10,572	$10,397
10/18	$10,721	$10,484	$10,315
11/18	$10,638	$10,531	$10,377
12/18	$10,462	$10,696	$10,567
1/19	$10,700	$10,843	$10,679
2/19	$10,796	$10,855	$10,673
3/19	$10,763	$11,051	$10,878
4/19	$10,891	$11,066	$10,881
5/19	$10,874	$11,236	$11,074
6/19	$11,003	$11,395	$11,213
7/19	$11,116	$11,429	$11,238
8/19	$11,051	$11,687	$11,529
9/19	$11,116	$11,637	$11,468
10/19	$11,132	$11,674	$11,502
11/19	$11,214	$11,672	$11,496
12/19	$11,367	$11,689	$11,488
1/20	$11,417	$11,899	$11,709
2/20	$11,417	$12,077	$11,920
3/20	$10,499	$11,841	$11,850
4/20	$10,892	$12,078	$12,061
5/20	$11,355	$12,191	$12,117
6/20	$11,544	$12,293	$12,193
7/20	$11,612	$12,509	$12,375
8/20	$11,802	$12,437	$12,275
9/20	$11,785	$12,414	$12,269
10/20	$11,802	$12,370	$12,214
11/20	$11,959	$12,531	$12,334
12/20	$12,116	$12,575	$12,351
1/21	$12,185	$12,496	$12,262
2/21	$12,220	$12,334	$12,085
3/21	$12,184	$12,191	$11,934
4/21	$12,219	$12,293	$12,028
5/21	$12,272	$12,340	$12,068
6/21	$12,254	$12,430	$12,153
7/21	$12,218	$12,555	$12,288
8/21	$12,254	$12,547	$12,265
9/21	$12,253	$12,440	$12,159
10/21	$12,199	$12,429	$12,155
11/21	$12,127	$12,444	$12,191
12/21	$12,199	$12,436	$12,160
1/22	$12,181	$12,163	$11,898
2/22	$12,035	$11,998	$11,765
3/22	$11,926	$11,676	$11,439
4/22	$11,944	$11,240	$11,005
5/22	$11,835	$11,302	$11,076
6/22	$11,632	$11,076	$10,902
7/22	$11,596	$11,355	$11,168
8/22	$11,719	$11,060	$10,853
9/22	$11,481	$10,583	$10,384
10/22	$11,486	$10,467	$10,249
11/22	$11,754	$10,857	$10,626
12/22	$11,796	$10,820	$10,578
1/23	$12,028	$11,156	$10,904
2/23	$11,975	$10,882	$10,622
3/23	$12,056	$11,137	$10,891
4/23	$12,080	$11,205	$10,957
5/23	$12,084	$11,089	$10,838
6/23	$12,147	$11,072	$10,800
7/23	$12,230	$11,083	$10,792
8/23	$12,235	$11,016	$10,723
9/23	$12,061	$10,753	$10,451
10/23	$11,986	$10,592	$10,286
11/23	$12,311	$11,068	$10,751
12/23	$12,658	$11,488	$11,163
1/24	$12,704	$11,461	$11,132
2/24	$12,627	$11,323	$10,975
3/24	$12,774	$11,435	$11,076
4/24	$12,573	$11,167	$10,797
5/24	$12,826	$11,352	$10,980
6/24	$12,956	$11,456	$11,084
7/24	$13,211	$11,716	$11,343
8/24	$13,321	$11,889	$11,505
9/24	$13,473	$12,052	$11,660
10/24	$13,244	$11,778	$11,370
11/24	$13,377	$11,902	$11,491
12/24	$13,380	$11,722	$11,303
1/25	$13,579	$11,793	$11,363
2/25	$13,778	$12,037	$11,613
3/25	$13,782	$12,034	$11,617
4/25	$13,874	$12,077	$11,663
5/25	$13,900	$12,015	$11,579
6/25	$14,148	$12,203	$11,757
7/25	$14,153	$12,185	$11,726
8/25	$14,427	$12,331	$11,866
9/25	$14,522	$12,462	$11,996
10/25	$14,864	$12,544	$12,071

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	10.72%	4.44%	4.04%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	9.72%	4.44%	4.04%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 13,480,942,720
Holdings Count | Holding	4,716
Advisory Fees Paid, Amount	$ 54,185,547
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$13,480,942,720
# of Portfolio Holdings (for the Fund and Portfolios)	4,716
Portfolio Turnover RateFootnote Reference1	5%
Total Advisory Fees Paid	$54,185,547
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference‡	(11.5%)
Government National Mortgage Association Participation Agreements	1.2%
Insurance Linked Securities	1.7%
Convertible Bonds	1.8%
Common Stocks	2.5%
Corporate Bonds	3.6%
Commercial Mortgage-Backed Securities	4.0%
Investments in Affiliated Investment Funds	4.2%
Senior Floating-Rate LoansFootnote Reference*	5.1%
Foreign Corporate Bonds	6.6%
Short-Term Investments	7.3%
Asset-Backed Securities	7.3%
U.S. Government Agency Mortgage-Backed SecuritiesFootnote Reference‡	15.0%
Sovereign Government BondsFootnote Reference†	20.1%
Collateralized Mortgage Obligations	31.1%
Footnote	Description
Footnote‡	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote*	Net of unfunded loan commitments.
Footnote‡	Net of TBA sale commitments.
Footnote†	Net of securities sold short.

Credit Quality Explanation [Text Block]

Portfolio Allocation (% of total investments)

Value	Value
Emerging Markets Local Income Portfolio	1.0%
Senior Debt Portfolio	3.9%
High Income Opportunities Portfolio	4.0%
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	4.2%
Global Macro Absolute Return Advantage Portfolio	17.5%
Global Opportunities Portfolio	69.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000077400
Shareholder Report [Line Items]
Fund Name	Eaton Vance Strategic Income Fund
Class Name	Class I
Trading Symbol	ESIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Strategic Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$127	1.20%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ Out-of-Index exposures to emerging-market debt ― both U.S. dollar-denominated and local currency-denominated bonds ― contributed to returns

↑ Out-of-Index exposures to Global Macro Strategy contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to high yield corporate bonds and non-agency mortgage-backed securities (MBS) contributed to performance relative to the Index

↑ The Fund’s investments in Agency MBS contributed to performance relative to the Index during the period

↑ The Fund’s out-of-Index use of derivatives for duration management ― by investing in U.S. Treasury futures and interest-rate ― contributed to performance

↓ The Fund’s out-of-Index allocation to bank loans detracted from returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
10/15	$1,000,000	$1,000,000	$1,000,000
11/15	$999,587	$996,353	$997,358
12/15	$995,040	$991,376	$994,135
1/16	$973,928	$1,002,320	$1,007,816
2/16	$966,434	$1,009,440	$1,014,965
3/16	$986,624	$1,021,811	$1,024,277
4/16	$998,610	$1,028,772	$1,028,209
5/16	$999,501	$1,029,576	$1,028,473
6/16	$994,779	$1,047,701	$1,046,952
7/16	$1,008,280	$1,056,335	$1,053,571
8/16	$1,023,285	$1,057,474	$1,052,366
9/16	$1,026,743	$1,057,726	$1,051,750
10/16	$1,033,045	$1,050,709	$1,043,705
11/16	$1,040,799	$1,027,092	$1,019,017
12/16	$1,052,841	$1,030,143	$1,020,455
1/17	$1,060,633	$1,033,777	$1,022,457
2/17	$1,061,279	$1,041,753	$1,029,329
3/17	$1,073,451	$1,041,404	$1,028,789
4/17	$1,079,885	$1,050,045	$1,036,728
5/17	$1,084,891	$1,058,147	$1,044,708
6/17	$1,087,004	$1,057,250	$1,043,657
7/17	$1,089,120	$1,062,516	$1,048,148
8/17	$1,091,243	$1,071,683	$1,057,549
9/17	$1,093,372	$1,067,911	$1,052,512
10/17	$1,101,403	$1,069,193	$1,053,122
11/17	$1,105,030	$1,067,575	$1,051,770
12/17	$1,107,186	$1,072,282	$1,056,597
1/18	$1,122,742	$1,061,963	$1,044,429
2/18	$1,117,442	$1,051,894	$1,034,528
3/18	$1,116,623	$1,057,199	$1,041,163
4/18	$1,117,299	$1,050,145	$1,033,419
5/18	$1,108,925	$1,055,872	$1,040,794
6/18	$1,105,068	$1,054,340	$1,039,514
7/18	$1,111,817	$1,056,547	$1,039,761
8/18	$1,109,457	$1,061,752	$1,046,452
9/18	$1,108,616	$1,057,203	$1,039,713
10/18	$1,104,711	$1,048,359	$1,031,497
11/18	$1,097,721	$1,053,074	$1,037,655
12/18	$1,080,152	$1,069,550	$1,056,718
1/19	$1,105,997	$1,084,296	$1,067,939
2/19	$1,114,839	$1,085,478	$1,067,321
3/19	$1,114,335	$1,105,079	$1,087,815
4/19	$1,126,393	$1,106,626	$1,088,094
5/19	$1,125,900	$1,123,578	$1,107,409
6/19	$1,141,239	$1,139,470	$1,121,316
7/19	$1,153,460	$1,142,862	$1,123,782
8/19	$1,148,225	$1,168,722	$1,152,902
9/19	$1,155,741	$1,163,659	$1,146,761
10/19	$1,158,482	$1,167,418	$1,150,215
11/19	$1,167,669	$1,167,185	$1,149,630
12/19	$1,183,868	$1,168,924	$1,148,828
1/20	$1,190,043	$1,189,904	$1,170,937
2/20	$1,191,222	$1,207,721	$1,192,012
3/20	$1,096,941	$1,184,130	$1,184,998
4/20	$1,138,520	$1,207,849	$1,206,062
5/20	$1,188,719	$1,219,130	$1,211,678
6/20	$1,208,583	$1,229,303	$1,219,310
7/20	$1,218,303	$1,250,897	$1,237,523
8/20	$1,238,318	$1,243,684	$1,227,534
9/20	$1,237,827	$1,241,442	$1,226,861
10/20	$1,240,778	$1,237,005	$1,221,383
11/20	$1,257,558	$1,253,147	$1,233,367
12/20	$1,276,135	$1,257,475	$1,235,067
1/21	$1,284,335	$1,249,571	$1,226,212
2/21	$1,287,316	$1,233,448	$1,208,504
3/21	$1,285,054	$1,219,093	$1,193,414
4/21	$1,289,818	$1,229,345	$1,202,842
5/21	$1,296,380	$1,234,034	$1,206,772
6/21	$1,295,865	$1,243,030	$1,215,251
7/21	$1,293,569	$1,255,512	$1,228,839
8/21	$1,298,411	$1,254,673	$1,226,499
9/21	$1,297,891	$1,243,959	$1,215,880
10/21	$1,293,762	$1,242,942	$1,215,545
11/21	$1,287,817	$1,244,444	$1,219,141
12/21	$1,296,360	$1,243,605	$1,216,021
1/22	$1,295,839	$1,216,340	$1,189,823
2/22	$1,280,680	$1,199,756	$1,176,549
3/22	$1,269,132	$1,167,568	$1,143,863
4/22	$1,274,124	$1,124,021	$1,100,455
5/22	$1,262,492	$1,130,205	$1,107,551
6/22	$1,243,373	$1,107,621	$1,090,175
7/22	$1,239,119	$1,135,469	$1,116,813
8/22	$1,252,886	$1,105,951	$1,085,256
9/22	$1,230,244	$1,058,302	$1,038,366
10/22	$1,232,091	$1,046,690	$1,024,917
11/22	$1,260,622	$1,085,718	$1,062,609
12/22	$1,266,312	$1,082,030	$1,057,816
1/23	$1,291,311	$1,115,595	$1,090,358
2/23	$1,287,386	$1,088,183	$1,062,167
3/23	$1,297,092	$1,113,711	$1,089,148
4/23	$1,300,958	$1,120,515	$1,095,749
5/23	$1,302,885	$1,108,897	$1,083,818
6/23	$1,310,782	$1,107,174	$1,079,952
7/23	$1,320,725	$1,108,275	$1,079,200
8/23	$1,322,675	$1,101,601	$1,072,306
9/23	$1,306,447	$1,075,333	$1,045,057
10/23	$1,298,246	$1,059,162	$1,028,565
11/23	$1,335,044	$1,106,829	$1,075,145
12/23	$1,374,139	$1,148,827	$1,116,300
1/24	$1,380,332	$1,146,078	$1,113,235
2/24	$1,371,929	$1,132,337	$1,097,507
3/24	$1,388,635	$1,143,455	$1,107,641
4/24	$1,367,455	$1,116,734	$1,079,664
5/24	$1,397,145	$1,135,245	$1,097,968
6/24	$1,412,035	$1,145,623	$1,108,362
7/24	$1,439,936	$1,171,626	$1,134,250
8/24	$1,455,005	$1,188,874	$1,150,549
9/24	$1,472,327	$1,205,180	$1,165,955
10/24	$1,448,196	$1,177,807	$1,137,040
11/24	$1,463,550	$1,190,224	$1,149,062
12/24	$1,465,511	$1,172,248	$1,130,257
1/25	$1,487,703	$1,179,312	$1,136,253
2/25	$1,512,286	$1,203,695	$1,161,253
3/25	$1,514,404	$1,203,408	$1,161,690
4/25	$1,523,359	$1,207,658	$1,166,255
5/25	$1,530,077	$1,201,533	$1,157,905
6/25	$1,557,586	$1,220,252	$1,175,709
7/25	$1,559,848	$1,218,511	$1,172,608
8/25	$1,590,070	$1,233,147	$1,186,633
9/25	$1,601,814	$1,246,212	$1,199,578
10/25	$1,618,387	$1,254,442	$1,207,072

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	11.75%	5.45%	4.93%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 13,480,942,720
Holdings Count | Holding	4,716
Advisory Fees Paid, Amount	$ 54,185,547
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$13,480,942,720
# of Portfolio Holdings (for the Fund and Portfolios)	4,716
Portfolio Turnover RateFootnote Reference1	5%
Total Advisory Fees Paid	$54,185,547
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference‡	(11.5%)
Government National Mortgage Association Participation Agreements	1.2%
Insurance Linked Securities	1.7%
Convertible Bonds	1.8%
Common Stocks	2.5%
Corporate Bonds	3.6%
Commercial Mortgage-Backed Securities	4.0%
Investments in Affiliated Investment Funds	4.2%
Senior Floating-Rate LoansFootnote Reference*	5.1%
Foreign Corporate Bonds	6.6%
Short-Term Investments	7.3%
Asset-Backed Securities	7.3%
U.S. Government Agency Mortgage-Backed SecuritiesFootnote Reference‡	15.0%
Sovereign Government BondsFootnote Reference†	20.1%
Collateralized Mortgage Obligations	31.1%
Footnote	Description
Footnote‡	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote*	Net of unfunded loan commitments.
Footnote‡	Net of TBA sale commitments.
Footnote†	Net of securities sold short.

Credit Quality Explanation [Text Block]

Portfolio Allocation (% of total investments)

Value	Value
Emerging Markets Local Income Portfolio	1.0%
Senior Debt Portfolio	3.9%
High Income Opportunities Portfolio	4.0%
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	4.2%
Global Macro Absolute Return Advantage Portfolio	17.5%
Global Opportunities Portfolio	69.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000080481
Shareholder Report [Line Items]
Fund Name	Eaton Vance Strategic Income Fund
Class Name	Class R
Trading Symbol	ERSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Strategic Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$179	1.70%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ Out-of-Index exposures to emerging-market debt ― both U.S. dollar-denominated and local currency-denominated bonds ― contributed to returns

↑ Out-of-Index exposures to Global Macro Strategy contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to high yield corporate bonds and non-agency mortgage-backed securities (MBS) contributed to performance relative to the Index

↑ The Fund’s investments in Agency MBS contributed to performance relative to the Index during the period

↑ The Fund’s out-of-Index use of derivatives for duration management ― by investing in U.S. Treasury futures and interest-rate ― contributed to performance

↓ The Fund’s out-of-Index allocation to bank loans detracted from returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class R	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
10/15	$10,000	$10,000	$10,000
11/15	$9,992	$9,964	$9,974
12/15	$9,942	$9,914	$9,941
1/16	$9,728	$10,023	$10,078
2/16	$9,650	$10,094	$10,150
3/16	$9,846	$10,218	$10,243
4/16	$9,962	$10,288	$10,282
5/16	$9,980	$10,296	$10,285
6/16	$9,915	$10,477	$10,470
7/16	$10,059	$10,563	$10,536
8/16	$10,190	$10,575	$10,524
9/16	$10,234	$10,577	$10,518
10/16	$10,279	$10,507	$10,437
11/16	$10,351	$10,271	$10,190
12/16	$10,467	$10,301	$10,205
1/17	$10,540	$10,338	$10,225
2/17	$10,542	$10,418	$10,293
3/17	$10,658	$10,414	$10,288
4/17	$10,717	$10,500	$10,367
5/17	$10,762	$10,581	$10,447
6/17	$10,779	$10,573	$10,437
7/17	$10,795	$10,625	$10,481
8/17	$10,812	$10,717	$10,575
9/17	$10,843	$10,679	$10,525
10/17	$10,903	$10,692	$10,531
11/17	$10,935	$10,676	$10,518
12/17	$10,951	$10,723	$10,566
1/18	$11,100	$10,620	$10,444
2/18	$11,058	$10,519	$10,345
3/18	$11,031	$10,572	$10,412
4/18	$11,033	$10,501	$10,334
5/18	$10,961	$10,559	$10,408
6/18	$10,904	$10,543	$10,395
7/18	$10,966	$10,565	$10,398
8/18	$10,953	$10,618	$10,465
9/18	$10,925	$10,572	$10,397
10/18	$10,882	$10,484	$10,315
11/18	$10,809	$10,531	$10,377
12/18	$10,633	$10,696	$10,567
1/19	$10,882	$10,843	$10,679
2/19	$10,964	$10,855	$10,673
3/19	$10,955	$11,051	$10,878
4/19	$11,068	$11,066	$10,881
5/19	$11,059	$11,236	$11,074
6/19	$11,205	$11,395	$11,213
7/19	$11,320	$11,429	$11,238
8/19	$11,264	$11,687	$11,529
9/19	$11,333	$11,637	$11,468
10/19	$11,355	$11,674	$11,502
11/19	$11,440	$11,672	$11,496
12/19	$11,594	$11,689	$11,488
1/20	$11,649	$11,899	$11,709
2/20	$11,656	$12,077	$11,920
3/20	$10,732	$11,841	$11,850
4/20	$11,133	$12,078	$12,061
5/20	$11,617	$12,191	$12,117
6/20	$11,806	$12,293	$12,193
7/20	$11,896	$12,509	$12,375
8/20	$12,086	$12,437	$12,275
9/20	$12,076	$12,414	$12,269
10/20	$12,100	$12,370	$12,214
11/20	$12,258	$12,531	$12,334
12/20	$12,434	$12,575	$12,351
1/21	$12,508	$12,496	$12,262
2/21	$12,532	$12,334	$12,085
3/21	$12,522	$12,191	$11,934
4/21	$12,546	$12,293	$12,028
5/21	$12,604	$12,340	$12,068
6/21	$12,594	$12,430	$12,153
7/21	$12,567	$12,555	$12,288
8/21	$12,609	$12,547	$12,265
9/21	$12,616	$12,440	$12,159
10/21	$12,553	$12,429	$12,155
11/21	$12,491	$12,444	$12,191
12/21	$12,568	$12,436	$12,160
1/22	$12,558	$12,163	$11,898
2/22	$12,424	$11,998	$11,765
3/22	$12,308	$11,676	$11,439
4/22	$12,333	$11,240	$11,005
5/22	$12,216	$11,302	$11,076
6/22	$12,027	$11,076	$10,902
7/22	$11,981	$11,355	$11,168
8/22	$12,109	$11,060	$10,853
9/22	$11,868	$10,583	$10,384
10/22	$11,899	$10,467	$10,249
11/22	$12,169	$10,857	$10,626
12/22	$12,219	$10,820	$10,578
1/23	$12,454	$11,156	$10,904
2/23	$12,411	$10,882	$10,622
3/23	$12,500	$11,137	$10,891
4/23	$12,551	$11,205	$10,957
5/23	$12,545	$11,089	$10,838
6/23	$12,616	$11,072	$10,800
7/23	$12,706	$11,083	$10,792
8/23	$12,720	$11,016	$10,723
9/23	$12,559	$10,753	$10,451
10/23	$12,476	$10,592	$10,286
11/23	$12,823	$11,068	$10,751
12/23	$13,192	$11,488	$11,163
1/24	$13,246	$11,461	$11,132
2/24	$13,161	$11,323	$10,975
3/24	$13,315	$11,435	$11,076
4/24	$13,107	$11,167	$10,797
5/24	$13,385	$11,352	$10,980
6/24	$13,522	$11,456	$11,084
7/24	$13,783	$11,716	$11,343
8/24	$13,921	$11,889	$11,505
9/24	$14,081	$12,052	$11,660
10/24	$13,845	$11,778	$11,370
11/24	$13,986	$11,902	$11,491
12/24	$13,999	$11,722	$11,303
1/25	$14,226	$11,793	$11,363
2/25	$14,433	$12,037	$11,613
3/25	$14,447	$12,034	$11,617
4/25	$14,526	$12,077	$11,663
5/25	$14,584	$12,015	$11,579
6/25	$14,839	$12,203	$11,757
7/25	$14,855	$12,185	$11,726
8/25	$15,136	$12,331	$11,866
9/25	$15,241	$12,462	$11,996
10/25	$15,392	$12,544	$12,071

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class R	11.17%	4.93%	4.40%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 13,480,942,720
Holdings Count | Holding	4,716
Advisory Fees Paid, Amount	$ 54,185,547
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$13,480,942,720
# of Portfolio Holdings (for the Fund and Portfolios)	4,716
Portfolio Turnover RateFootnote Reference1	5%
Total Advisory Fees Paid	$54,185,547
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference‡	(11.5%)
Government National Mortgage Association Participation Agreements	1.2%
Insurance Linked Securities	1.7%
Convertible Bonds	1.8%
Common Stocks	2.5%
Corporate Bonds	3.6%
Commercial Mortgage-Backed Securities	4.0%
Investments in Affiliated Investment Funds	4.2%
Senior Floating-Rate LoansFootnote Reference*	5.1%
Foreign Corporate Bonds	6.6%
Short-Term Investments	7.3%
Asset-Backed Securities	7.3%
U.S. Government Agency Mortgage-Backed SecuritiesFootnote Reference‡	15.0%
Sovereign Government BondsFootnote Reference†	20.1%
Collateralized Mortgage Obligations	31.1%
Footnote	Description
Footnote‡	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote*	Net of unfunded loan commitments.
Footnote‡	Net of TBA sale commitments.
Footnote†	Net of securities sold short.

Credit Quality Explanation [Text Block]

Portfolio Allocation (% of total investments)

Value	Value
Emerging Markets Local Income Portfolio	1.0%
Senior Debt Portfolio	3.9%
High Income Opportunities Portfolio	4.0%
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	4.2%
Global Macro Absolute Return Advantage Portfolio	17.5%
Global Opportunities Portfolio	69.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014463
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Equity Asset Allocation Fund
Class Name	Class A
Trading Symbol	EAEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Equity Asset Allocation Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.14%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed Multi-Cap Growth Portfolio and Tax-Managed Small-Cap Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Index (the Index):

↓ Fund allocations to Tax-Managed Small-Cap Portfolio, Tax-Managed Value Portfolio, and Tax-Managed Multi-Cap Growth Portfolio detracted from returns

↓ Fund allocations to direct investments in preferred stocks and hybrid securities detracted from Index-relative returns during the period

↑Stock selection within the communication services and financials sectors contributed to performance relative to the Index during the period

● In November 2024, the Eaton Vance Global Equity Income Fund replaced the Tax-Managed International Equity Portfolio within the Fund’s allocation mix

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Russell 3000® Index	Blended Index	ICE BofA Fixed Rate Preferred Securities Index	MSCI EAFE Index
10/15	$10,000	$10,000	$10,000	$10,000	$10,000
11/15	$9,539	$10,055	$10,035	$10,060	$9,844
12/15	$9,361	$9,849	$9,862	$10,116	$9,712
1/16	$8,864	$9,293	$9,345	$10,113	$9,009
2/16	$8,756	$9,290	$9,324	$10,095	$8,844
3/16	$9,281	$9,944	$9,927	$10,278	$9,420
4/16	$9,355	$10,006	$10,014	$10,369	$9,693
5/16	$9,504	$10,185	$10,162	$10,511	$9,605
6/16	$9,458	$10,206	$10,156	$10,631	$9,282
7/16	$9,766	$10,611	$10,545	$10,794	$9,753
8/16	$9,795	$10,638	$10,573	$10,846	$9,760
9/16	$9,755	$10,655	$10,591	$10,761	$9,879
10/16	$9,578	$10,424	$10,382	$10,723	$9,677
11/16	$9,869	$10,891	$10,694	$10,325	$9,485
12/16	$10,070	$11,103	$10,901	$10,351	$9,809
1/17	$10,238	$11,312	$11,125	$10,626	$10,093
2/17	$10,549	$11,733	$11,493	$10,820	$10,238
3/17	$10,561	$11,741	$11,538	$10,890	$10,520
4/17	$10,665	$11,865	$11,681	$11,043	$10,787
5/17	$10,780	$11,987	$11,830	$11,140	$11,183
6/17	$10,890	$12,095	$11,925	$11,254	$11,163
7/17	$11,057	$12,323	$12,146	$11,317	$11,485
8/17	$11,034	$12,347	$12,170	$11,364	$11,481
9/17	$11,311	$12,648	$12,441	$11,397	$11,767
10/17	$11,531	$12,924	$12,680	$11,428	$11,945
11/17	$11,848	$13,316	$13,003	$11,438	$12,071
12/17	$11,998	$13,450	$13,129	$11,446	$12,265
1/18	$12,594	$14,158	$13,723	$11,231	$12,880
2/18	$12,183	$13,637	$13,265	$11,301	$12,298
3/18	$11,962	$13,363	$13,032	$11,332	$12,077
4/18	$12,058	$13,414	$13,093	$11,261	$12,352
5/18	$12,350	$13,792	$13,370	$11,349	$12,075
6/18	$12,379	$13,883	$13,435	$11,451	$11,927
7/18	$12,743	$14,343	$13,829	$11,487	$12,221
8/18	$13,094	$14,847	$14,203	$11,584	$11,985
9/18	$13,100	$14,871	$14,220	$11,473	$12,089
10/18	$12,177	$13,776	$13,247	$11,287	$11,127
11/18	$12,314	$14,052	$13,429	$11,050	$11,113
12/18	$11,302	$12,745	$12,352	$10,949	$10,573
1/19	$12,196	$13,838	$13,351	$11,570	$11,268
2/19	$12,622	$14,325	$13,784	$11,771	$11,555
3/19	$12,780	$14,534	$13,969	$11,902	$11,628
4/19	$13,285	$15,115	$14,470	$12,034	$11,955
5/19	$12,507	$14,137	$13,659	$12,094	$11,381
6/19	$13,261	$15,130	$14,526	$12,261	$12,056
7/19	$13,468	$15,354	$14,704	$12,463	$11,903
8/19	$13,224	$15,041	$14,437	$12,553	$11,595
9/19	$13,401	$15,305	$14,691	$12,636	$11,927
10/19	$13,608	$15,635	$15,007	$12,728	$12,355
11/19	$14,076	$16,229	$15,477	$12,694	$12,495
12/19	$14,402	$16,698	$15,908	$12,888	$12,901
1/20	$14,340	$16,680	$15,874	$12,995	$12,631
2/20	$13,194	$15,314	$14,648	$12,648	$11,490
3/20	$11,279	$13,208	$12,738	$11,751	$9,956
4/20	$12,630	$14,957	$14,250	$12,491	$10,599
5/20	$13,305	$15,757	$14,936	$12,617	$11,061
6/20	$13,491	$16,117	$15,254	$12,568	$11,437
7/20	$14,130	$17,033	$16,047	$13,100	$11,704
8/20	$15,028	$18,266	$17,085	$13,306	$12,306
9/20	$14,508	$17,601	$16,527	$13,184	$11,986
10/20	$14,297	$17,222	$16,183	$13,242	$11,507
11/20	$15,914	$19,317	$18,046	$13,548	$13,291
12/20	$16,629	$20,186	$18,811	$13,783	$13,909
1/21	$16,411	$20,096	$18,698	$13,597	$13,761
2/21	$17,003	$20,724	$19,184	$13,422	$14,070
3/21	$17,502	$21,467	$19,809	$13,641	$14,393
4/21	$18,331	$22,573	$20,712	$13,821	$14,826
5/21	$18,406	$22,676	$20,863	$13,870	$15,310
6/21	$18,730	$23,236	$21,279	$14,058	$15,137
7/21	$19,054	$23,628	$21,588	$14,090	$15,251
8/21	$19,565	$24,302	$22,119	$14,096	$15,520
9/21	$18,674	$23,212	$21,260	$14,089	$15,070
10/21	$19,765	$24,782	$22,460	$14,073	$15,441
11/21	$19,335	$24,404	$22,041	$13,817	$14,722
12/21	$20,152	$25,365	$22,892	$14,092	$15,476
1/22	$19,007	$23,873	$21,636	$13,674	$14,728
2/22	$18,578	$23,272	$21,093	$13,240	$14,468
3/22	$18,892	$24,027	$21,639	$13,145	$14,561
4/22	$17,350	$21,870	$19,827	$12,426	$13,619
5/22	$17,305	$21,841	$19,855	$12,638	$13,721
6/22	$16,051	$20,014	$18,262	$12,130	$12,448
7/22	$17,382	$21,891	$19,835	$12,874	$13,068
8/22	$16,653	$21,074	$19,082	$12,439	$12,447
9/22	$15,239	$19,120	$17,423	$12,015	$11,283
10/22	$16,422	$20,688	$18,625	$11,776	$11,889
11/22	$17,356	$21,768	$19,690	$12,270	$13,229
12/22	$16,487	$20,493	$18,732	$12,034	$13,239
1/23	$17,590	$21,905	$20,089	$13,148	$14,311
2/23	$17,171	$21,393	$19,628	$12,864	$14,013
3/23	$17,428	$21,965	$20,031	$12,436	$14,360
4/23	$17,751	$22,199	$20,292	$12,642	$14,765
5/23	$17,512	$22,285	$20,240	$12,463	$14,141
6/23	$18,499	$23,807	$21,458	$12,588	$14,784
7/23	$19,111	$24,661	$22,173	$12,763	$15,262
8/23	$18,750	$24,185	$21,719	$12,610	$14,678
9/23	$17,880	$23,033	$20,788	$12,440	$14,176
10/23	$17,409	$22,422	$20,195	$12,033	$13,602
11/23	$18,924	$24,513	$22,035	$12,906	$14,864
12/23	$19,899	$25,813	$23,148	$13,263	$15,654
1/24	$20,074	$26,099	$23,432	$13,633	$15,744
2/24	$21,040	$27,512	$24,508	$13,742	$16,032
3/24	$21,701	$28,399	$25,242	$13,862	$16,559
4/24	$20,865	$27,150	$24,223	$13,497	$16,135
5/24	$21,759	$28,432	$25,275	$13,734	$16,760
6/24	$22,252	$29,313	$25,880	$13,844	$16,490
7/24	$22,589	$29,857	$26,349	$13,889	$16,974
8/24	$23,120	$30,507	$26,968	$14,279	$17,525
9/24	$23,425	$31,138	$27,507	$14,638	$17,687
10/24	$23,107	$30,910	$27,166	$14,479	$16,725
11/24	$24,417	$32,966	$28,592	$14,460	$16,631
12/24	$23,481	$31,958	$27,776	$14,198	$16,252
1/25	$24,370	$32,967	$28,641	$14,287	$17,106
2/25	$23,958	$32,336	$28,289	$14,444	$17,438
3/25	$22,691	$30,449	$26,912	$14,209	$17,368
4/25	$22,331	$30,245	$26,853	$14,011	$18,163
5/25	$23,501	$32,162	$28,356	$14,108	$18,994
6/25	$24,474	$33,796	$29,618	$14,341	$19,413
7/25	$24,762	$34,540	$30,141	$14,549	$19,140
8/25	$25,265	$35,340	$30,865	$14,729	$19,956
9/25	$25,696	$36,559	$31,827	$14,974	$20,338
10/25	$26,090	$37,343	$32,410	$14,974	$20,578

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	12.93%	12.78%	10.65%
Class A with 5.25% Maximum Sales Charge	6.99%	11.57%	10.06%
Russell 3000® Index	20.81%	16.73%	14.07%
Blended IndexFootnote Reference1	19.31%	14.89%	12.47%
ICE BofA Fixed Rate Preferred Securities Index	3.42%	2.49%	4.12%
MSCI EAFE Index (net of foreign withholding taxes)	23.03%	12.32%	7.48%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 859,743,839
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 4,898,353
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$859,743,839
# of Portfolio Holdings	67
Portfolio Turnover RateFootnote Reference1	10%
Total Advisory Fees Paid	$4,898,353
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	0.0%
Short-Term Investments	0.1%
Preferred Stocks	0.3%
Debt ObligationsFootnote Reference†	3.4%
Tax-Managed Small-Cap Portfolio	8.1%
Affiliated Investment Funds	8.3%
Tax-Managed Multi-Cap Growth Portfolio	16.6%
Tax-Managed Value Portfolio	26.1%
Tax-Managed Growth Portfolio	37.1%
Footnote	Description
Footnote*	Investment types less than 1% each
Footnote†	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014465
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Equity Asset Allocation Fund
Class Name	Class C
Trading Symbol	ECEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Equity Asset Allocation Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	1.89%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed Multi-Cap Growth Portfolio and Tax-Managed Small-Cap Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Index (the Index):

↓ Fund allocations to Tax-Managed Small-Cap Portfolio, Tax-Managed Value Portfolio, and Tax-Managed Multi-Cap Growth Portfolio detracted from returns

↓ Fund allocations to direct investments in preferred stocks and hybrid securities detracted from Index-relative returns during the period

↑Stock selection within the communication services and financials sectors contributed to performance relative to the Index during the period

● In November 2024, the Eaton Vance Global Equity Income Fund replaced the Tax-Managed International Equity Portfolio within the Fund’s allocation mix

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Blended Index	ICE BofA Fixed Rate Preferred Securities Index	MSCI EAFE Index
10/15	$10,000	$10,000	$10,000	$10,000	$10,000
11/15	$10,061	$10,055	$10,035	$10,060	$9,844
12/15	$9,864	$9,849	$9,862	$10,116	$9,712
1/16	$9,342	$9,293	$9,345	$10,113	$9,009
2/16	$9,213	$9,290	$9,324	$10,095	$8,844
3/16	$9,768	$9,944	$9,927	$10,278	$9,420
4/16	$9,838	$10,006	$10,014	$10,369	$9,693
5/16	$9,987	$10,185	$10,162	$10,511	$9,605
6/16	$9,935	$10,206	$10,156	$10,631	$9,282
7/16	$10,251	$10,611	$10,545	$10,794	$9,753
8/16	$10,277	$10,638	$10,573	$10,846	$9,760
9/16	$10,225	$10,655	$10,591	$10,761	$9,879
10/16	$10,032	$10,424	$10,382	$10,723	$9,677
11/16	$10,328	$10,891	$10,694	$10,325	$9,485
12/16	$10,538	$11,103	$10,901	$10,351	$9,809
1/17	$10,706	$11,312	$11,125	$10,626	$10,093
2/17	$11,023	$11,733	$11,493	$10,820	$10,238
3/17	$11,023	$11,741	$11,538	$10,890	$10,520
4/17	$11,133	$11,865	$11,681	$11,043	$10,787
5/17	$11,243	$11,987	$11,830	$11,140	$11,183
6/17	$11,353	$12,095	$11,925	$11,254	$11,163
7/17	$11,515	$12,323	$12,146	$11,317	$11,485
8/17	$11,489	$12,347	$12,170	$11,364	$11,481
9/17	$11,767	$12,648	$12,441	$11,397	$11,767
10/17	$11,988	$12,924	$12,680	$11,428	$11,945
11/17	$12,311	$13,316	$13,003	$11,438	$12,071
12/17	$12,457	$13,450	$13,129	$11,446	$12,265
1/18	$13,068	$14,158	$13,723	$11,231	$12,880
2/18	$12,630	$13,637	$13,265	$11,301	$12,298
3/18	$12,397	$13,363	$13,032	$11,332	$12,077
4/18	$12,490	$13,414	$13,093	$11,261	$12,352
5/18	$12,783	$13,792	$13,370	$11,349	$12,075
6/18	$12,809	$13,883	$13,435	$11,451	$11,927
7/18	$13,174	$14,343	$13,829	$11,487	$12,221
8/18	$13,526	$14,847	$14,203	$11,584	$11,985
9/18	$13,526	$14,871	$14,220	$11,473	$12,089
10/18	$12,570	$13,776	$13,247	$11,287	$11,127
11/18	$12,696	$14,052	$13,429	$11,050	$11,113
12/18	$11,648	$12,745	$12,352	$10,949	$10,573
1/19	$12,564	$13,838	$13,351	$11,570	$11,268
2/19	$12,988	$14,325	$13,784	$11,771	$11,555
3/19	$13,143	$14,534	$13,969	$11,902	$11,628
4/19	$13,662	$15,115	$14,470	$12,034	$11,955
5/19	$12,847	$14,137	$13,659	$12,094	$11,381
6/19	$13,614	$15,130	$14,526	$12,261	$12,056
7/19	$13,816	$15,354	$14,704	$12,463	$11,903
8/19	$13,561	$15,041	$14,437	$12,553	$11,595
9/19	$13,736	$15,305	$14,691	$12,636	$11,927
10/19	$13,938	$15,635	$15,007	$12,728	$12,355
11/19	$14,402	$16,229	$15,477	$12,694	$12,495
12/19	$14,733	$16,698	$15,908	$12,888	$12,901
1/20	$14,658	$16,680	$15,874	$12,995	$12,631
2/20	$13,478	$15,314	$14,648	$12,648	$11,490
3/20	$11,513	$13,208	$12,738	$11,751	$9,956
4/20	$12,891	$14,957	$14,250	$12,491	$10,599
5/20	$13,567	$15,757	$14,936	$12,617	$11,061
6/20	$13,751	$16,117	$15,254	$12,568	$11,437
7/20	$14,385	$17,033	$16,047	$13,100	$11,704
8/20	$15,292	$18,266	$17,085	$13,306	$12,306
9/20	$14,760	$17,601	$16,527	$13,184	$11,986
10/20	$14,535	$17,222	$16,183	$13,242	$11,507
11/20	$16,165	$19,317	$18,046	$13,548	$13,291
12/20	$16,881	$20,186	$18,811	$13,783	$13,909
1/21	$16,650	$20,096	$18,698	$13,597	$13,761
2/21	$17,243	$20,724	$19,184	$13,422	$14,070
3/21	$17,741	$21,467	$19,809	$13,641	$14,393
4/21	$18,566	$22,573	$20,712	$13,821	$14,826
5/21	$18,628	$22,676	$20,863	$13,870	$15,310
6/21	$18,941	$23,236	$21,279	$14,058	$15,137
7/21	$19,262	$23,628	$21,588	$14,090	$15,251
8/21	$19,767	$24,302	$22,119	$14,096	$15,520
9/21	$18,853	$23,212	$21,260	$14,089	$15,070
10/21	$19,937	$24,782	$22,460	$14,073	$15,441
11/21	$19,494	$24,404	$22,041	$13,817	$14,722
12/21	$20,307	$25,365	$22,892	$14,092	$15,476
1/22	$19,142	$23,873	$21,636	$13,674	$14,728
2/22	$18,696	$23,272	$21,093	$13,240	$14,468
3/22	$19,003	$24,027	$21,639	$13,145	$14,561
4/22	$17,440	$21,870	$19,827	$12,426	$13,619
5/22	$17,384	$21,841	$19,855	$12,638	$13,721
6/22	$16,115	$20,014	$18,262	$12,130	$12,448
7/22	$17,440	$21,891	$19,835	$12,874	$13,068
8/22	$16,694	$21,074	$19,082	$12,439	$12,447
9/22	$15,270	$19,120	$17,423	$12,015	$11,283
10/22	$16,442	$20,688	$18,625	$11,776	$11,889
11/22	$17,370	$21,768	$19,690	$12,270	$13,229
12/22	$16,490	$20,493	$18,732	$12,034	$13,239
1/23	$17,581	$21,905	$20,089	$13,148	$14,311
2/23	$17,147	$21,393	$19,628	$12,864	$14,013
3/23	$17,399	$21,965	$20,031	$12,436	$14,360
4/23	$17,707	$22,199	$20,292	$12,642	$14,765
5/23	$17,462	$22,285	$20,240	$12,463	$14,141
6/23	$18,434	$23,807	$21,458	$12,588	$14,784
7/23	$19,028	$24,661	$22,173	$12,763	$15,262
8/23	$18,658	$24,185	$21,719	$12,610	$14,678
9/23	$17,784	$23,033	$20,788	$12,440	$14,176
10/23	$17,301	$22,422	$20,195	$12,033	$13,602
11/23	$18,798	$24,513	$22,035	$12,906	$14,864
12/23	$19,756	$25,813	$23,148	$13,263	$15,654
1/24	$19,917	$26,099	$23,432	$13,633	$15,744
2/24	$20,861	$27,512	$24,508	$13,742	$16,032
3/24	$21,497	$28,399	$25,242	$13,862	$16,559
4/24	$20,658	$27,150	$24,223	$13,497	$16,135
5/24	$21,532	$28,432	$25,275	$13,734	$16,760
6/24	$22,007	$29,313	$25,880	$13,844	$16,490
7/24	$22,322	$29,857	$26,349	$13,889	$16,974
8/24	$22,833	$30,507	$26,968	$14,279	$17,525
9/24	$23,126	$31,138	$27,507	$14,638	$17,687
10/24	$22,791	$30,910	$27,166	$14,479	$16,725
11/24	$24,070	$32,966	$28,592	$14,460	$16,631
12/24	$23,133	$31,958	$27,776	$14,198	$16,252
1/25	$23,992	$32,967	$28,641	$14,287	$17,106
2/25	$23,577	$32,336	$28,289	$14,444	$17,438
3/25	$22,308	$30,449	$26,912	$14,209	$17,368
4/25	$21,949	$30,245	$26,853	$14,011	$18,163
5/25	$23,083	$32,162	$28,356	$14,108	$18,994
6/25	$24,028	$33,796	$29,618	$14,341	$19,413
7/25	$24,288	$34,540	$30,141	$14,549	$19,140
8/25	$24,767	$35,340	$30,865	$14,729	$19,956
9/25	$25,176	$36,559	$31,827	$14,974	$20,338
10/25	$25,933	$37,343	$32,410	$14,974	$20,578

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	12.11%	11.94%	9.99%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	11.11%	11.94%	9.99%
Russell 3000® Index	20.81%	16.73%	14.07%
Blended IndexFootnote Reference1	19.31%	14.89%	12.47%
ICE BofA Fixed Rate Preferred Securities Index	3.42%	2.49%	4.12%
MSCI EAFE Index (net of foreign withholding taxes)	23.03%	12.32%	7.48%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 859,743,839
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 4,898,353
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$859,743,839
# of Portfolio Holdings	67
Portfolio Turnover RateFootnote Reference1	10%
Total Advisory Fees Paid	$4,898,353
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	0.0%
Short-Term Investments	0.1%
Preferred Stocks	0.3%
Debt ObligationsFootnote Reference†	3.4%
Tax-Managed Small-Cap Portfolio	8.1%
Affiliated Investment Funds	8.3%
Tax-Managed Multi-Cap Growth Portfolio	16.6%
Tax-Managed Value Portfolio	26.1%
Tax-Managed Growth Portfolio	37.1%
Footnote	Description
Footnote*	Investment types less than 1% each
Footnote†	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000162692
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Equity Asset Allocation Fund
Class Name	Class I
Trading Symbol	EIEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Equity Asset Allocation Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.89%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed Multi-Cap Growth Portfolio and Tax-Managed Small-Cap Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Index (the Index):

↓ Fund allocations to Tax-Managed Small-Cap Portfolio, Tax-Managed Value Portfolio, and Tax-Managed Multi-Cap Growth Portfolio detracted from returns

↓ Fund allocations to direct investments in preferred stocks and hybrid securities detracted from Index-relative returns during the period

↑Stock selection within the communication services and financials sectors contributed to performance relative to the Index during the period

● In November 2024, the Eaton Vance Global Equity Income Fund replaced the Tax-Managed International Equity Portfolio within the Fund’s allocation mix

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Blended Index	ICE BofA Fixed Rate Preferred Securities Index	MSCI EAFE Index
10/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
11/15	$1,007,378	$1,005,544	$1,003,474	$1,005,953	$984,443
12/15	$988,838	$984,904	$986,213	$1,011,643	$971,179
1/16	$936,826	$929,331	$934,534	$1,011,345	$900,949
2/16	$924,730	$929,032	$932,415	$1,009,544	$884,443
3/16	$980,976	$994,441	$992,689	$1,027,839	$941,991
4/16	$988,838	$1,000,604	$1,001,363	$1,036,929	$969,263
5/16	$1,004,562	$1,018,505	$1,016,158	$1,051,149	$960,458
6/16	$1,000,329	$1,020,600	$1,015,579	$1,063,146	$928,218
7/16	$1,032,988	$1,061,104	$1,054,519	$1,079,361	$975,261
8/16	$1,036,617	$1,063,811	$1,057,260	$1,084,623	$975,953
9/16	$1,032,383	$1,065,483	$1,059,054	$1,076,067	$987,942
10/16	$1,013,634	$1,042,431	$1,038,186	$1,072,295	$967,734
11/16	$1,044,479	$1,089,082	$1,069,438	$1,032,542	$948,460
12/16	$1,065,936	$1,110,333	$1,090,053	$1,035,079	$980,892
1/17	$1,084,324	$1,131,232	$1,112,530	$1,062,636	$1,009,346
2/17	$1,117,424	$1,173,304	$1,149,251	$1,082,014	$1,023,779
3/17	$1,118,650	$1,174,102	$1,153,779	$1,088,966	$1,051,962
4/17	$1,130,296	$1,186,547	$1,168,127	$1,104,336	$1,078,729
5/17	$1,142,556	$1,198,690	$1,183,001	$1,114,002	$1,118,323
6/17	$1,154,815	$1,209,508	$1,192,543	$1,125,404	$1,116,345
7/17	$1,172,591	$1,232,313	$1,214,636	$1,131,676	$1,148,547
8/17	$1,170,752	$1,234,688	$1,216,974	$1,136,443	$1,148,114
9/17	$1,200,174	$1,264,799	$1,244,094	$1,139,705	$1,176,680
10/17	$1,224,079	$1,292,400	$1,268,041	$1,142,807	$1,194,547
11/17	$1,257,179	$1,331,643	$1,300,282	$1,143,777	$1,207,077
12/17	$1,273,525	$1,344,953	$1,312,864	$1,144,638	$1,226,452
1/18	$1,336,885	$1,415,846	$1,372,335	$1,123,052	$1,287,970
2/18	$1,293,800	$1,363,659	$1,326,534	$1,130,093	$1,229,837
3/18	$1,270,991	$1,336,285	$1,303,207	$1,133,219	$1,207,670
4/18	$1,281,128	$1,341,363	$1,309,329	$1,126,125	$1,235,245
5/18	$1,312,175	$1,379,230	$1,336,979	$1,134,923	$1,207,479
6/18	$1,315,976	$1,388,250	$1,343,542	$1,145,117	$1,192,727
7/18	$1,354,625	$1,434,321	$1,382,933	$1,148,655	$1,222,086
8/18	$1,392,008	$1,484,691	$1,420,286	$1,158,382	$1,198,485
9/18	$1,393,275	$1,487,149	$1,422,039	$1,147,288	$1,208,886
10/18	$1,295,701	$1,377,646	$1,324,652	$1,128,713	$1,112,668
11/18	$1,310,274	$1,405,238	$1,342,932	$1,105,043	$1,111,266
12/18	$1,202,852	$1,274,453	$1,235,195	$1,094,930	$1,057,321
1/19	$1,298,275	$1,383,845	$1,335,138	$1,157,046	$1,126,809
2/19	$1,343,714	$1,432,513	$1,378,419	$1,177,096	$1,155,532
3/19	$1,360,592	$1,453,431	$1,396,929	$1,190,240	$1,162,819
4/19	$1,415,120	$1,511,469	$1,447,032	$1,203,445	$1,195,512
5/19	$1,332,030	$1,413,659	$1,365,890	$1,209,425	$1,138,096
6/19	$1,413,172	$1,512,950	$1,452,628	$1,226,134	$1,205,614
7/19	$1,435,243	$1,535,440	$1,470,445	$1,246,275	$1,190,307
8/19	$1,409,926	$1,504,139	$1,443,719	$1,255,293	$1,159,471
9/19	$1,428,751	$1,530,538	$1,469,078	$1,263,561	$1,192,697
10/19	$1,451,471	$1,563,486	$1,500,734	$1,272,834	$1,235,549
11/19	$1,501,455	$1,622,917	$1,547,662	$1,269,438	$1,249,478
12/19	$1,536,506	$1,669,777	$1,590,803	$1,288,812	$1,290,086
1/20	$1,529,877	$1,667,953	$1,587,409	$1,299,497	$1,263,138
2/20	$1,407,911	$1,531,392	$1,464,842	$1,264,755	$1,148,954
3/20	$1,203,751	$1,320,798	$1,273,751	$1,175,075	$995,605
4/20	$1,348,917	$1,495,725	$1,424,966	$1,249,147	$1,059,923
5/20	$1,421,168	$1,575,714	$1,493,567	$1,261,705	$1,106,078
6/20	$1,441,717	$1,611,738	$1,525,387	$1,256,784	$1,143,739
7/20	$1,509,328	$1,703,258	$1,604,697	$1,310,019	$1,170,398
8/20	$1,606,106	$1,826,649	$1,708,467	$1,330,580	$1,230,570
9/20	$1,551,088	$1,760,139	$1,652,696	$1,318,386	$1,198,595
10/20	$1,528,551	$1,722,150	$1,618,283	$1,324,150	$1,150,737
11/20	$1,702,220	$1,931,655	$1,804,613	$1,354,827	$1,329,116
12/20	$1,778,577	$2,018,556	$1,881,085	$1,378,341	$1,390,915
1/21	$1,755,860	$2,009,578	$1,869,837	$1,359,652	$1,376,096
2/21	$1,819,333	$2,072,392	$1,918,392	$1,342,237	$1,406,961
3/21	$1,873,452	$2,146,672	$1,980,938	$1,364,108	$1,439,312
4/21	$1,962,314	$2,257,331	$2,071,209	$1,382,136	$1,482,620
5/21	$1,970,332	$2,267,636	$2,086,257	$1,387,002	$1,530,970
6/21	$2,005,743	$2,323,553	$2,127,890	$1,405,788	$1,513,740
7/21	$2,041,154	$2,362,846	$2,158,759	$1,408,953	$1,525,138
8/21	$2,095,941	$2,430,229	$2,211,918	$1,409,609	$1,552,040
9/21	$2,001,734	$2,321,190	$2,125,985	$1,408,857	$1,506,999
10/21	$2,117,990	$2,478,159	$2,245,991	$1,407,276	$1,544,064
11/21	$2,073,224	$2,440,439	$2,204,099	$1,381,659	$1,472,197
12/21	$2,160,598	$2,536,540	$2,289,221	$1,409,243	$1,547,580
1/22	$2,038,235	$2,387,300	$2,163,604	$1,367,366	$1,472,794
2/22	$1,992,864	$2,327,165	$2,109,319	$1,324,012	$1,446,753
3/22	$2,027,236	$2,402,650	$2,163,899	$1,314,533	$1,456,052
4/22	$1,861,565	$2,187,030	$1,982,705	$1,242,604	$1,361,853
5/22	$1,857,440	$2,184,098	$1,985,453	$1,263,840	$1,372,063
6/22	$1,723,391	$2,001,379	$1,826,167	$1,213,022	$1,244,752
7/22	$1,866,377	$2,189,145	$1,983,530	$1,287,426	$1,306,778
8/22	$1,788,697	$2,107,447	$1,908,189	$1,243,934	$1,244,713
9/22	$1,637,462	$1,912,026	$1,742,269	$1,201,471	$1,128,274
10/22	$1,764,637	$2,068,823	$1,862,479	$1,177,608	$1,188,947
11/22	$1,865,002	$2,176,808	$1,969,038	$1,226,983	$1,322,865
12/22	$1,772,324	$2,049,348	$1,873,184	$1,203,447	$1,323,928
1/23	$1,891,822	$2,190,493	$2,008,890	$1,314,774	$1,431,136
2/23	$1,846,663	$2,139,295	$1,962,795	$1,286,370	$1,401,273
3/23	$1,875,148	$2,196,498	$2,003,125	$1,243,630	$1,436,002
4/23	$1,909,191	$2,219,900	$2,029,162	$1,264,167	$1,476,544
5/23	$1,884,875	$2,228,537	$2,024,030	$1,246,343	$1,414,060
6/23	$1,991,173	$2,380,714	$2,145,838	$1,258,827	$1,478,413
7/23	$2,057,869	$2,466,055	$2,217,304	$1,276,343	$1,526,249
8/23	$2,018,963	$2,418,451	$2,171,910	$1,261,047	$1,467,775
9/23	$1,925,866	$2,303,250	$2,078,789	$1,243,996	$1,417,639
10/23	$1,875,148	$2,242,193	$2,019,471	$1,203,270	$1,360,166
11/23	$2,039,111	$2,451,274	$2,203,535	$1,290,563	$1,486,413
12/23	$2,144,923	$2,581,294	$2,314,846	$1,326,289	$1,565,385
1/24	$2,163,825	$2,609,902	$2,343,153	$1,363,253	$1,574,394
2/24	$2,268,831	$2,751,177	$2,450,796	$1,374,216	$1,603,212
3/24	$2,339,535	$2,839,923	$2,524,233	$1,386,171	$1,655,941
4/24	$2,249,929	$2,714,962	$2,422,267	$1,349,680	$1,613,534
5/24	$2,347,235	$2,843,236	$2,527,464	$1,373,404	$1,676,035
6/24	$2,401,138	$2,931,255	$2,588,007	$1,384,428	$1,648,977
7/24	$2,437,540	$2,985,744	$2,634,913	$1,388,852	$1,697,352
8/24	$2,495,644	$3,050,740	$2,696,782	$1,427,933	$1,752,544
9/24	$2,529,246	$3,113,847	$2,750,677	$1,463,811	$1,768,727
10/24	$2,495,644	$3,090,980	$2,716,570	$1,447,905	$1,672,542
11/24	$2,637,752	$3,296,605	$2,859,242	$1,445,985	$1,663,053
12/24	$2,536,530	$3,195,843	$2,777,649	$1,419,809	$1,625,232
1/25	$2,633,436	$3,296,730	$2,864,138	$1,428,722	$1,710,641
2/25	$2,588,874	$3,233,552	$2,828,920	$1,444,375	$1,743,816
3/25	$2,452,356	$3,044,937	$2,691,180	$1,420,946	$1,736,781
4/25	$2,414,867	$3,024,509	$2,685,304	$1,401,101	$1,816,334
5/25	$2,541,482	$3,216,220	$2,835,619	$1,410,807	$1,899,437
6/25	$2,647,583	$3,379,614	$2,961,801	$1,434,130	$1,941,288
7/25	$2,678,706	$3,454,041	$3,014,123	$1,454,943	$1,914,039
8/25	$2,734,586	$3,533,974	$3,086,491	$1,472,880	$1,995,639
9/25	$2,781,271	$3,655,937	$3,182,742	$1,497,356	$2,033,832
10/25	$2,825,126	$3,734,291	$3,241,045	$1,497,437	$2,057,758

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	13.20%	13.06%	10.93%
Russell 3000® Index	20.81%	16.73%	14.07%
Blended IndexFootnote Reference1	19.31%	14.89%	12.47%
ICE BofA Fixed Rate Preferred Securities Index	3.42%	2.49%	4.12%
MSCI EAFE Index (net of foreign withholding taxes)	23.03%	12.32%	7.48%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 859,743,839
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 4,898,353
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$859,743,839
# of Portfolio Holdings	67
Portfolio Turnover RateFootnote Reference1	10%
Total Advisory Fees Paid	$4,898,353
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	0.0%
Short-Term Investments	0.1%
Preferred Stocks	0.3%
Debt ObligationsFootnote Reference†	3.4%
Tax-Managed Small-Cap Portfolio	8.1%
Affiliated Investment Funds	8.3%
Tax-Managed Multi-Cap Growth Portfolio	16.6%
Tax-Managed Value Portfolio	26.1%
Tax-Managed Growth Portfolio	37.1%
Footnote	Description
Footnote*	Investment types less than 1% each
Footnote†	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014437
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Value Fund
Class Name	Class A
Trading Symbol	EATVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.15%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Value Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight position in Ingersoll Rand Inc. hurt, as its shares were impacted by tariffs affecting margins, and increasing costs as well as slowing growth

↓ An overweight position in Zoetis, Inc. also hurt as softening demand for pet care products, led by macroeconomic concerns, impacted its sales

↓ An overweight to Clorox Company detracted as it fell in value due to macroeconomic concerns impacting consumers, operational issues and divestitures

↓ Among sectors, stock selections in the industrials, health care, and consumer staples sectors detracted from performance relative to the Index

↑ An overweight position in Micron Technology, Inc. contributed as artificial intelligence growth drove demand for the company’s high-bandwidth memory chips

↑ An overweight position in Interactive Brokers Group, Inc. helped as its shares rose on the back of strong customer growth, and rising demand and trade volumes

↑ An overweight position in Charles Schwab Corp. contributed as strong client activity, new client growth and successful integration with TD Ameritrade helped

↑ Among sectors, stock selections in the financials, information technology, and energy sectors contributed to performance relative to the Index

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 1000® Value Index
10/15	$10,000	$10,000	$10,000
11/15	$9,520	$10,055	$10,038
12/15	$9,392	$9,849	$9,822
1/16	$8,923	$9,293	$9,315
2/16	$8,767	$9,290	$9,312
3/16	$9,298	$9,944	$9,983
4/16	$9,392	$10,006	$10,193
5/16	$9,494	$10,185	$10,351
6/16	$9,535	$10,206	$10,441
7/16	$9,695	$10,611	$10,744
8/16	$9,713	$10,638	$10,827
9/16	$9,619	$10,655	$10,804
10/16	$9,459	$10,424	$10,637
11/16	$9,887	$10,891	$11,245
12/16	$10,240	$11,103	$11,526
1/17	$10,298	$11,312	$11,608
2/17	$10,610	$11,733	$12,025
3/17	$10,465	$11,741	$11,902
4/17	$10,528	$11,865	$11,880
5/17	$10,546	$11,987	$11,868
6/17	$10,745	$12,095	$12,062
7/17	$10,844	$12,323	$12,223
8/17	$10,785	$12,347	$12,080
9/17	$11,137	$12,648	$12,438
10/17	$11,385	$12,924	$12,528
11/17	$11,814	$13,316	$12,912
12/17	$12,047	$13,450	$13,101
1/18	$12,567	$14,158	$13,607
2/18	$12,011	$13,637	$12,957
3/18	$11,815	$13,363	$12,729
4/18	$11,965	$13,414	$12,771
5/18	$12,102	$13,792	$12,847
6/18	$12,129	$13,883	$12,879
7/18	$12,685	$14,343	$13,389
8/18	$12,917	$14,847	$13,587
9/18	$13,004	$14,871	$13,614
10/18	$12,298	$13,776	$12,909
11/18	$12,494	$14,052	$13,294
12/18	$11,329	$12,745	$12,018
1/19	$12,101	$13,838	$12,953
2/19	$12,554	$14,325	$13,367
3/19	$12,776	$14,534	$13,452
4/19	$13,215	$15,115	$13,929
5/19	$12,434	$14,137	$13,033
6/19	$13,238	$15,130	$13,969
7/19	$13,428	$15,354	$14,085
8/19	$13,252	$15,041	$13,671
9/19	$13,590	$15,305	$14,158
10/19	$13,816	$15,635	$14,356
11/19	$14,292	$16,229	$14,800
12/19	$14,697	$16,698	$15,207
1/20	$14,458	$16,680	$14,880
2/20	$13,028	$15,314	$13,439
3/20	$10,881	$13,208	$11,142
4/20	$12,083	$14,957	$12,395
5/20	$12,625	$15,757	$12,820
6/20	$12,551	$16,117	$12,735
7/20	$12,976	$17,033	$13,238
8/20	$13,640	$18,266	$13,785
9/20	$13,289	$17,601	$13,447
10/20	$13,172	$17,222	$13,270
11/20	$14,762	$19,317	$15,055
12/20	$15,339	$20,186	$15,632
1/21	$15,131	$20,096	$15,489
2/21	$15,932	$20,724	$16,425
3/21	$16,694	$21,467	$17,392
4/21	$17,424	$22,573	$18,087
5/21	$17,637	$22,676	$18,509
6/21	$17,580	$23,236	$18,297
7/21	$17,855	$23,628	$18,444
8/21	$18,371	$24,302	$18,809
9/21	$17,651	$23,212	$18,155
10/21	$18,840	$24,782	$19,077
11/21	$18,324	$24,404	$18,404
12/21	$19,320	$25,365	$19,565
1/22	$18,755	$23,873	$19,110
2/22	$18,398	$23,272	$18,888
3/22	$18,621	$24,027	$19,421
4/22	$17,407	$21,870	$18,326
5/22	$17,848	$21,841	$18,682
6/22	$16,510	$20,014	$17,050
7/22	$17,585	$21,891	$18,180
8/22	$16,827	$21,074	$17,639
9/22	$15,533	$19,120	$16,092
10/22	$17,154	$20,688	$17,742
11/22	$18,224	$21,768	$18,850
12/22	$17,430	$20,493	$18,091
1/23	$18,256	$21,905	$19,028
2/23	$17,608	$21,393	$18,357
3/23	$17,375	$21,965	$18,273
4/23	$17,785	$22,199	$18,548
5/23	$17,020	$22,285	$17,833
6/23	$17,922	$23,807	$19,017
7/23	$18,616	$24,661	$19,686
8/23	$18,150	$24,185	$19,154
9/23	$17,370	$23,033	$18,415
10/23	$16,757	$22,422	$17,766
11/23	$17,998	$24,513	$19,106
12/23	$19,070	$25,813	$20,164
1/24	$19,013	$26,099	$20,185
2/24	$19,870	$27,512	$20,930
3/24	$20,984	$28,399	$21,976
4/24	$20,430	$27,150	$21,037
5/24	$21,136	$28,432	$21,704
6/24	$21,063	$29,313	$21,500
7/24	$21,591	$29,857	$22,599
8/24	$22,104	$30,507	$23,205
9/24	$22,438	$31,138	$23,528
10/24	$22,062	$30,910	$23,269
11/24	$23,453	$32,966	$24,755
12/24	$21,816	$31,958	$23,062
1/25	$22,933	$32,967	$24,129
2/25	$22,500	$32,336	$24,227
3/25	$21,697	$30,449	$23,554
4/25	$20,781	$30,245	$22,836
5/25	$21,659	$32,162	$23,638
6/25	$22,510	$33,796	$24,446
7/25	$22,700	$34,540	$24,586
8/25	$23,210	$35,340	$25,370
9/25	$23,725	$36,559	$25,749
10/25	$24,001	$37,343	$25,863

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	8.79%	12.74%	9.73%
Class A with 5.25% Maximum Sales Charge	3.07%	11.53%	9.14%
Russell 3000® Index	20.81%	16.73%	14.07%
Russell 1000® Value Index	11.15%	14.27%	9.96%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 837,952,985
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 5,124,259
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$837,952,985
# of Portfolio Holdings (for Tax-Managed Value Portfolio)	72
Portfolio Turnover Rate (for Tax-Managed Value Portfolio)	42%
Total Advisory Fees Paid	$5,124,259

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Real Estate	1.7%
Consumer Staples	4.8%
Materials	5.2%
Utilities	5.8%
Communication Services	6.8%
Energy	6.8%
Information Technology	9.1%
Consumer Discretionary	9.1%
Health Care	14.4%
Industrials	15.0%
Financials	21.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	3.9%
Chevron Corp.	3.7%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.4%
Charles Schwab Corp.	3.1%
Micron Technology, Inc.	2.9%
Home Depot, Inc.	2.9%
PNC Financial Services Group, Inc.	2.4%
3M Co.	2.4%
Parker-Hannifin Corp.	2.4%
Total	30.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014439
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Value Fund
Class Name	Class C
Trading Symbol	ECTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.90%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Value Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight position in Ingersoll Rand Inc. hurt, as its shares were impacted by tariffs affecting margins, and increasing costs as well as slowing growth

↓ An overweight position in Zoetis, Inc. also hurt as softening demand for pet care products, led by macroeconomic concerns, impacted its sales

↓ An overweight to Clorox Company detracted as it fell in value due to macroeconomic concerns impacting consumers, operational issues and divestitures

↓ Among sectors, stock selections in the industrials, health care, and consumer staples sectors detracted from performance relative to the Index

↑ An overweight position in Micron Technology, Inc. contributed as artificial intelligence growth drove demand for the company’s high-bandwidth memory chips

↑ An overweight position in Interactive Brokers Group, Inc. helped as its shares rose on the back of strong customer growth, and rising demand and trade volumes

↑ An overweight position in Charles Schwab Corp. contributed as strong client activity, new client growth and successful integration with TD Ameritrade helped

↑ Among sectors, stock selections in the financials, information technology, and energy sectors contributed to performance relative to the Index

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Russell 3000® Index	Russell 1000® Value Index
10/15	$10,000	$10,000	$10,000
11/15	$10,041	$10,055	$10,038
12/15	$9,900	$9,849	$9,822
1/16	$9,397	$9,293	$9,315
2/16	$9,226	$9,290	$9,312
3/16	$9,783	$9,944	$9,983
4/16	$9,875	$10,006	$10,193
5/16	$9,973	$10,185	$10,351
6/16	$10,012	$10,206	$10,441
7/16	$10,173	$10,611	$10,744
8/16	$10,188	$10,638	$10,827
9/16	$10,080	$10,655	$10,804
10/16	$9,910	$10,424	$10,637
11/16	$10,349	$10,891	$11,245
12/16	$10,712	$11,103	$11,526
1/17	$10,766	$11,312	$11,608
2/17	$11,085	$11,733	$12,025
3/17	$10,928	$11,741	$11,902
4/17	$10,987	$11,865	$11,880
5/17	$11,001	$11,987	$11,868
6/17	$11,198	$12,095	$12,062
7/17	$11,296	$12,323	$12,223
8/17	$11,227	$12,347	$12,080
9/17	$11,585	$12,648	$12,438
10/17	$11,840	$12,924	$12,528
11/17	$12,277	$13,316	$12,912
12/17	$12,508	$13,450	$13,101
1/18	$13,039	$14,158	$13,607
2/18	$12,454	$13,637	$12,957
3/18	$12,242	$13,363	$12,729
4/18	$12,390	$13,414	$12,771
5/18	$12,527	$13,792	$12,847
6/18	$12,547	$13,883	$12,879
7/18	$13,112	$14,343	$13,389
8/18	$13,348	$14,847	$13,587
9/18	$13,422	$14,871	$13,614
10/18	$12,690	$13,776	$12,909
11/18	$12,881	$14,052	$13,294
12/18	$11,674	$12,745	$12,018
1/19	$12,461	$13,838	$12,953
2/19	$12,921	$14,325	$13,367
3/19	$13,139	$14,534	$13,452
4/19	$13,585	$15,115	$13,929
5/19	$12,773	$14,137	$13,033
6/19	$13,590	$15,130	$13,969
7/19	$13,778	$15,354	$14,085
8/19	$13,585	$15,041	$13,671
9/19	$13,922	$15,305	$14,158
10/19	$14,149	$15,635	$14,356
11/19	$14,629	$16,229	$14,800
12/19	$15,033	$16,698	$15,207
1/20	$14,780	$16,680	$14,880
2/20	$13,308	$15,314	$13,439
3/20	$11,109	$13,208	$11,142
4/20	$12,327	$14,957	$12,395
5/20	$12,868	$15,757	$12,820
6/20	$12,788	$16,117	$12,735
7/20	$13,209	$17,033	$13,238
8/20	$13,878	$18,266	$13,785
9/20	$13,517	$17,601	$13,447
10/20	$13,388	$17,222	$13,270
11/20	$14,993	$19,317	$15,055
12/20	$15,572	$20,186	$15,632
1/21	$15,348	$20,096	$15,489
2/21	$16,150	$20,724	$16,425
3/21	$16,916	$21,467	$17,392
4/21	$17,643	$22,573	$18,087
5/21	$17,847	$22,676	$18,509
6/21	$17,778	$23,236	$18,297
7/21	$18,046	$23,628	$18,444
8/21	$18,559	$24,302	$18,809
9/21	$17,817	$23,212	$18,155
10/21	$19,002	$24,782	$19,077
11/21	$18,475	$24,404	$18,404
12/21	$19,462	$25,365	$19,565
1/22	$18,881	$23,873	$19,110
2/22	$18,513	$23,272	$18,888
3/22	$18,726	$24,027	$19,421
4/22	$17,497	$21,870	$18,326
5/22	$17,922	$21,841	$18,682
6/22	$16,570	$20,014	$17,050
7/22	$17,642	$21,891	$18,180
8/22	$16,870	$21,074	$17,639
9/22	$15,559	$19,120	$16,092
10/22	$17,176	$20,688	$17,742
11/22	$18,238	$21,768	$18,850
12/22	$17,431	$20,493	$18,091
1/23	$18,241	$21,905	$19,028
2/23	$17,583	$21,393	$18,357
3/23	$17,341	$21,965	$18,273
4/23	$17,741	$22,199	$18,548
5/23	$16,968	$22,285	$17,833
6/23	$17,857	$23,807	$19,017
7/23	$18,530	$24,661	$19,686
8/23	$18,057	$24,185	$19,154
9/23	$17,273	$23,033	$18,415
10/23	$16,652	$22,422	$17,766
11/23	$17,873	$24,513	$19,106
12/23	$18,926	$25,813	$20,164
1/24	$18,856	$26,099	$20,185
2/24	$19,698	$27,512	$20,930
3/24	$20,783	$28,399	$21,976
4/24	$20,222	$27,150	$21,037
5/24	$20,913	$28,432	$21,704
6/24	$20,826	$29,313	$21,500
7/24	$21,334	$29,857	$22,599
8/24	$21,831	$30,507	$23,205
9/24	$22,144	$31,138	$23,528
10/24	$21,761	$30,910	$23,269
11/24	$23,116	$32,966	$24,755
12/24	$21,491	$31,958	$23,062
1/25	$22,576	$32,967	$24,129
2/25	$22,136	$32,336	$24,227
3/25	$21,329	$30,449	$23,554
4/25	$20,417	$30,245	$22,836
5/25	$21,268	$32,162	$23,638
6/25	$22,092	$33,796	$24,446
7/25	$22,259	$34,540	$24,586
8/25	$22,749	$35,340	$25,370
9/25	$23,239	$36,559	$25,749
10/25	$23,851	$37,343	$25,863

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	7.97%	11.90%	9.07%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	6.97%	11.90%	9.07%
Russell 3000® Index	20.81%	16.73%	14.07%
Russell 1000® Value Index	11.15%	14.27%	9.96%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 837,952,985
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 5,124,259
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$837,952,985
# of Portfolio Holdings (for Tax-Managed Value Portfolio)	72
Portfolio Turnover Rate (for Tax-Managed Value Portfolio)	42%
Total Advisory Fees Paid	$5,124,259

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Real Estate	1.7%
Consumer Staples	4.8%
Materials	5.2%
Utilities	5.8%
Communication Services	6.8%
Energy	6.8%
Information Technology	9.1%
Consumer Discretionary	9.1%
Health Care	14.4%
Industrials	15.0%
Financials	21.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	3.9%
Chevron Corp.	3.7%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.4%
Charles Schwab Corp.	3.1%
Micron Technology, Inc.	2.9%
Home Depot, Inc.	2.9%
PNC Financial Services Group, Inc.	2.4%
3M Co.	2.4%
Parker-Hannifin Corp.	2.4%
Total	30.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000058335
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Value Fund
Class Name	Class I
Trading Symbol	EITVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.90%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Value Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight position in Ingersoll Rand Inc. hurt, as its shares were impacted by tariffs affecting margins, and increasing costs as well as slowing growth

↓ An overweight position in Zoetis, Inc. also hurt as softening demand for pet care products, led by macroeconomic concerns, impacted its sales

↓ An overweight to Clorox Company detracted as it fell in value due to macroeconomic concerns impacting consumers, operational issues and divestitures

↓ Among sectors, stock selections in the industrials, health care, and consumer staples sectors detracted from performance relative to the Index

↑ An overweight position in Micron Technology, Inc. contributed as artificial intelligence growth drove demand for the company’s high-bandwidth memory chips

↑ An overweight position in Interactive Brokers Group, Inc. helped as its shares rose on the back of strong customer growth, and rising demand and trade volumes

↑ An overweight position in Charles Schwab Corp. contributed as strong client activity, new client growth and successful integration with TD Ameritrade helped

↑ Among sectors, stock selections in the financials, information technology, and energy sectors contributed to performance relative to the Index

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 3000® Index	Russell 1000® Value Index
10/15	$1,000,000	$1,000,000	$1,000,000
11/15	$1,004,340	$1,005,544	$1,003,827
12/15	$991,230	$984,904	$982,239
1/16	$942,000	$929,331	$931,485
2/16	$925,432	$929,032	$931,249
3/16	$982,236	$994,441	$998,332
4/16	$992,176	$1,000,604	$1,019,303
5/16	$1,003,064	$1,018,505	$1,035,135
6/16	$1,007,324	$1,020,600	$1,044,086
7/16	$1,024,839	$1,061,104	$1,074,402
8/16	$1,026,732	$1,063,811	$1,082,686
9/16	$1,017,265	$1,065,483	$1,080,430
10/16	$1,000,697	$1,042,431	$1,063,708
11/16	$1,045,667	$1,089,082	$1,124,461
12/16	$1,083,396	$1,110,333	$1,152,564
1/17	$1,089,633	$1,131,232	$1,160,775
2/17	$1,123,220	$1,173,304	$1,202,486
3/17	$1,108,346	$1,174,102	$1,190,237
4/17	$1,115,063	$1,186,547	$1,188,003
5/17	$1,117,462	$1,198,690	$1,186,839
6/17	$1,138,094	$1,209,508	$1,206,240
7/17	$1,149,129	$1,232,313	$1,222,272
8/17	$1,143,371	$1,234,688	$1,208,034
9/17	$1,180,796	$1,264,799	$1,243,814
10/17	$1,207,665	$1,292,400	$1,252,844
11/17	$1,252,767	$1,331,643	$1,291,208
12/17	$1,277,722	$1,344,953	$1,310,057
1/18	$1,333,571	$1,415,846	$1,360,706
2/18	$1,274,808	$1,363,659	$1,295,731
3/18	$1,253,925	$1,336,285	$1,272,937
4/18	$1,269,952	$1,341,363	$1,277,140
5/18	$1,285,006	$1,379,230	$1,284,721
6/18	$1,288,406	$1,388,250	$1,287,903
7/18	$1,347,654	$1,434,321	$1,338,877
8/18	$1,372,908	$1,484,691	$1,358,666
9/18	$1,381,649	$1,487,149	$1,361,360
10/18	$1,307,346	$1,377,646	$1,290,868
11/18	$1,328,229	$1,405,238	$1,329,407
12/18	$1,204,879	$1,274,453	$1,201,750
1/19	$1,287,412	$1,383,845	$1,295,288
2/19	$1,335,844	$1,432,513	$1,336,674
3/19	$1,359,566	$1,453,431	$1,345,172
4/19	$1,406,516	$1,511,469	$1,392,887
5/19	$1,323,489	$1,413,659	$1,303,329
6/19	$1,409,481	$1,512,950	$1,396,888
7/19	$1,430,238	$1,535,440	$1,408,466
8/19	$1,411,458	$1,504,139	$1,367,050
9/19	$1,448,030	$1,530,538	$1,415,823
10/19	$1,472,246	$1,563,486	$1,435,613
11/19	$1,523,643	$1,622,917	$1,479,997
12/19	$1,567,005	$1,669,777	$1,520,711
1/20	$1,541,949	$1,667,953	$1,487,995
2/20	$1,389,608	$1,531,392	$1,343,888
3/20	$1,161,097	$1,320,798	$1,114,225
4/20	$1,289,384	$1,495,725	$1,239,489
5/20	$1,347,013	$1,575,714	$1,281,964
6/20	$1,339,997	$1,611,738	$1,273,455
7/20	$1,385,098	$1,703,258	$1,323,799
8/20	$1,456,257	$1,826,649	$1,378,538
9/20	$1,419,675	$1,760,139	$1,344,676
10/20	$1,407,147	$1,722,150	$1,327,004
11/20	$1,577,528	$1,931,655	$1,505,504
12/20	$1,639,790	$2,018,556	$1,563,225
1/21	$1,617,397	$2,009,578	$1,548,908
2/21	$1,703,407	$2,072,392	$1,642,513
3/21	$1,785,346	$2,146,672	$1,739,166
4/21	$1,863,722	$2,257,331	$1,808,717
5/21	$1,887,133	$2,267,636	$1,850,940
6/21	$1,881,535	$2,323,553	$1,829,744
7/21	$1,911,053	$2,362,846	$1,844,368
8/21	$1,967,036	$2,430,229	$1,880,945
9/21	$1,890,187	$2,321,190	$1,815,473
10/21	$2,017,929	$2,478,159	$1,907,658
11/21	$1,962,964	$2,440,439	$1,840,432
12/21	$2,069,697	$2,536,540	$1,956,538
1/22	$2,009,907	$2,387,300	$1,910,963
2/22	$1,972,004	$2,327,165	$1,888,787
3/22	$1,996,561	$2,402,650	$1,942,106
4/22	$1,866,838	$2,187,030	$1,832,564
5/22	$1,914,349	$2,184,098	$1,868,188
6/22	$1,771,280	$2,001,379	$1,704,961
7/22	$1,887,124	$2,189,145	$1,818,021
8/22	$1,805,980	$2,107,447	$1,763,852
9/22	$1,667,182	$1,912,026	$1,609,185
10/22	$1,842,281	$2,068,823	$1,774,175
11/22	$1,957,591	$2,176,808	$1,885,046
12/22	$1,872,280	$2,049,348	$1,809,057
1/23	$1,960,915	$2,190,493	$1,902,803
2/23	$1,891,977	$2,139,295	$1,835,712
3/23	$1,867,356	$2,196,498	$1,827,258
4/23	$1,912,221	$2,219,900	$1,854,790
5/23	$1,830,151	$2,228,537	$1,783,254
6/23	$1,927,541	$2,380,714	$1,901,711
7/23	$2,002,497	$2,466,055	$1,968,584
8/23	$1,952,709	$2,418,451	$1,915,439
9/23	$1,869,545	$2,303,250	$1,841,523
10/23	$1,803,889	$2,242,193	$1,776,551
11/23	$1,937,936	$2,451,274	$1,910,591
12/23	$2,053,185	$2,581,294	$2,016,424
1/24	$2,047,521	$2,609,902	$2,018,512
2/24	$2,140,977	$2,751,177	$2,092,974
3/24	$2,261,052	$2,839,923	$2,197,612
4/24	$2,201,581	$2,714,962	$2,103,739
5/24	$2,278,611	$2,843,236	$2,170,428
6/24	$2,271,248	$2,931,255	$2,150,012
7/24	$2,328,454	$2,985,744	$2,259,924
8/24	$2,384,527	$3,050,740	$2,320,547
9/24	$2,420,776	$3,113,847	$2,352,756
10/24	$2,381,128	$3,090,980	$2,326,862
11/24	$2,531,223	$3,296,605	$2,475,452
12/24	$2,355,153	$3,195,843	$2,306,150
1/25	$2,476,413	$3,296,730	$2,412,890
2/25	$2,429,910	$3,233,552	$2,422,687
3/25	$2,343,380	$3,044,937	$2,355,404
4/25	$2,245,077	$3,024,509	$2,283,614
5/25	$2,340,437	$3,216,220	$2,363,804
6/25	$2,432,853	$3,379,614	$2,444,605
7/25	$2,454,044	$3,454,041	$2,458,642
8/25	$2,509,965	$3,533,974	$2,537,000
9/25	$2,565,886	$3,655,937	$2,574,897
10/25	$2,596,495	$3,734,291	$2,586,266

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	9.04%	13.03%	10.00%
Russell 3000® Index	20.81%	16.73%	14.07%
Russell 1000® Value Index	11.15%	14.27%	9.96%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 837,952,985
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 5,124,259
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$837,952,985
# of Portfolio Holdings (for Tax-Managed Value Portfolio)	72
Portfolio Turnover Rate (for Tax-Managed Value Portfolio)	42%
Total Advisory Fees Paid	$5,124,259

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Real Estate	1.7%
Consumer Staples	4.8%
Materials	5.2%
Utilities	5.8%
Communication Services	6.8%
Energy	6.8%
Information Technology	9.1%
Consumer Discretionary	9.1%
Health Care	14.4%
Industrials	15.0%
Financials	21.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	3.9%
Chevron Corp.	3.7%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.4%
Charles Schwab Corp.	3.1%
Micron Technology, Inc.	2.9%
Home Depot, Inc.	2.9%
PNC Financial Services Group, Inc.	2.4%
3M Co.	2.4%
Parker-Hannifin Corp.	2.4%
Total	30.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000148037
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging and Frontier Countries Equity Fund
Class Name	Class A
Trading Symbol	EACOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Emerging and Frontier Countries Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$162	1.40%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Capital Opportunities Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Equal Country Weighted Index (the Index):

↓ Zero-weights to Columbian and Hungarian equities detracted from performance as both markets rallied along with most Emerging Market (EM) equities

↓ An underweight to Egyptian equities detracted from performance. The position was sold before the end of the period

↑ An overweight to Greek equities contributed to relative performance due to positive progress on a robust reform agenda

↑ An out-of-Index allocation to Cyprus equities aided performance due to continued business friendly and pro-growth policies

↑ An overweight to South Korean equities contributed to performance as the newly elected President looked to improve corporate governance

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI Emerging Markets Index	Blended Index	MSCI Emerging Markets Equal Country Weighted Index	MSCI Frontier Markets Index
10/15	$10,000	$10,000	$10,000	$10,000	$10,000
11/15	$9,165	$9,610	$9,467	$9,378	$9,557
12/15	$9,051	$9,396	$9,408	$9,288	$9,528
1/16	$8,498	$8,786	$8,842	$8,806	$8,876
2/16	$8,431	$8,772	$9,048	$8,909	$9,186
3/16	$9,006	$9,933	$9,788	$10,123	$9,438
4/16	$9,018	$9,987	$10,060	$10,375	$9,727
5/16	$9,040	$9,614	$9,877	$9,894	$9,824
6/16	$9,334	$9,998	$9,830	$10,144	$9,483
7/16	$9,638	$10,501	$10,133	$10,644	$9,600
8/16	$9,830	$10,762	$10,114	$10,723	$9,491
9/16	$10,045	$10,901	$10,225	$10,685	$9,734
10/16	$9,988	$10,927	$10,280	$10,842	$9,695
11/16	$9,751	$10,424	$9,831	$10,088	$9,523
12/16	$9,796	$10,447	$10,116	$10,398	$9,782
1/17	$10,204	$11,018	$10,631	$10,765	$10,433
2/17	$10,407	$11,356	$10,726	$10,996	$10,395
3/17	$10,736	$11,642	$10,956	$11,197	$10,652
4/17	$10,962	$11,897	$11,167	$11,498	$10,776
5/17	$11,359	$12,249	$11,572	$11,842	$11,236
6/17	$11,461	$12,372	$11,618	$11,863	$11,305
7/17	$11,789	$13,110	$12,002	$12,397	$11,543
8/17	$11,914	$13,402	$12,345	$12,647	$11,969
9/17	$11,970	$13,349	$12,374	$12,450	$12,213
10/17	$12,401	$13,817	$12,509	$12,568	$12,363
11/17	$12,480	$13,845	$12,522	$12,448	$12,507
12/17	$12,854	$14,342	$13,068	$13,145	$12,898
1/18	$13,692	$15,537	$13,905	$14,074	$13,637
2/18	$13,137	$14,820	$13,524	$13,512	$13,434
3/18	$13,329	$14,545	$13,511	$13,365	$13,556
4/18	$13,057	$14,481	$13,332	$13,432	$13,129
5/18	$12,571	$13,967	$12,241	$12,471	$11,919
6/18	$12,129	$13,387	$11,872	$12,160	$11,497
7/18	$12,321	$13,681	$12,315	$12,623	$11,918
8/18	$11,948	$13,311	$11,778	$12,202	$11,275
9/18	$11,812	$13,241	$11,768	$12,188	$11,269
10/18	$10,985	$12,088	$11,221	$11,487	$10,871
11/18	$11,279	$12,586	$11,456	$11,718	$11,106
12/18	$10,956	$12,252	$11,185	$11,507	$10,781
1/19	$11,631	$13,325	$11,936	$12,505	$11,294
2/19	$11,701	$13,355	$11,943	$12,420	$11,385
3/19	$11,771	$13,467	$11,980	$12,347	$11,522
4/19	$11,817	$13,751	$12,096	$12,563	$11,542
5/19	$11,387	$12,753	$11,969	$12,029	$11,792
6/19	$12,027	$13,549	$12,415	$12,649	$12,063
7/19	$11,876	$13,383	$12,534	$12,573	$12,365
8/19	$11,363	$12,731	$12,008	$11,718	$12,168
9/19	$11,445	$12,974	$11,998	$11,928	$11,930
10/19	$11,759	$13,521	$12,213	$12,258	$12,027
11/19	$11,771	$13,502	$12,262	$12,190	$12,192
12/19	$12,307	$14,509	$12,907	$12,943	$12,721
1/20	$11,881	$13,833	$12,645	$12,424	$12,714
2/20	$11,348	$13,104	$11,676	$11,252	$11,966
3/20	$9,014	$11,085	$9,061	$8,682	$9,338
4/20	$9,701	$12,100	$9,824	$9,559	$9,967
5/20	$10,009	$12,193	$10,232	$9,807	$10,538
6/20	$10,388	$13,090	$10,523	$10,200	$10,715
7/20	$10,779	$14,259	$10,758	$10,726	$10,641
8/20	$11,300	$14,575	$11,243	$10,809	$11,518
9/20	$11,289	$14,341	$11,066	$10,388	$11,603
10/20	$11,383	$14,636	$11,037	$10,224	$11,725
11/20	$12,675	$15,990	$12,079	$11,737	$12,205
12/20	$13,930	$17,166	$12,898	$12,658	$12,903
1/21	$14,072	$17,692	$12,857	$12,529	$12,951
2/21	$14,309	$17,827	$12,948	$12,690	$12,968
3/21	$14,238	$17,558	$12,955	$12,666	$13,006
4/21	$14,665	$17,995	$13,508	$12,881	$13,896
5/21	$15,209	$18,412	$14,054	$13,407	$14,454
6/21	$15,375	$18,444	$14,137	$13,206	$14,840
7/21	$15,127	$17,203	$14,010	$13,011	$14,793
8/21	$15,423	$17,653	$14,616	$13,814	$15,161
9/21	$15,008	$16,952	$14,451	$13,338	$15,340
10/21	$15,387	$17,119	$14,935	$13,695	$15,956
11/21	$15,292	$16,421	$14,237	$13,045	$15,221
12/21	$15,749	$16,729	$14,557	$13,437	$15,448
1/22	$15,579	$16,413	$14,486	$13,780	$14,904
2/22	$15,033	$15,922	$14,075	$13,605	$14,248
3/22	$14,766	$15,562	$14,270	$14,002	$14,228
4/22	$14,256	$14,697	$13,660	$13,184	$13,842
5/22	$14,487	$14,761	$13,239	$13,211	$12,960
6/22	$13,358	$13,781	$12,137	$11,718	$12,268
7/22	$13,383	$13,747	$12,359	$12,000	$12,421
8/22	$13,722	$13,804	$12,489	$12,035	$12,645
9/22	$12,533	$12,186	$11,375	$11,003	$11,475
10/22	$12,752	$11,807	$11,445	$11,612	$10,980
11/22	$13,722	$13,559	$12,287	$12,719	$11,549
12/22	$13,413	$13,368	$12,131	$12,582	$11,379
1/23	$14,630	$14,424	$12,736	$13,273	$11,892
2/23	$14,374	$13,488	$12,392	$12,883	$11,597
3/23	$14,451	$13,897	$12,481	$12,920	$11,731
4/23	$14,707	$13,739	$12,663	$13,230	$11,791
5/23	$14,669	$13,509	$12,456	$12,883	$11,715
6/23	$15,566	$14,022	$12,886	$13,481	$11,981
7/23	$16,603	$14,894	$13,759	$14,368	$12,815
8/23	$16,091	$13,977	$13,381	$13,708	$12,699
9/23	$15,553	$13,611	$12,950	$13,345	$12,218
10/23	$14,771	$13,083	$12,365	$12,913	$11,509
11/23	$16,116	$14,130	$13,325	$14,001	$12,327
12/23	$16,826	$14,682	$13,853	$14,684	$12,703
1/24	$16,734	$14,000	$13,868	$14,569	$12,829
2/24	$17,569	$14,666	$14,000	$14,838	$12,837
3/24	$17,947	$15,030	$14,286	$14,828	$13,370
4/24	$17,947	$15,097	$14,026	$14,730	$12,971
5/24	$18,000	$15,182	$14,345	$14,848	$13,458
6/24	$18,560	$15,781	$14,385	$14,932	$13,456
7/24	$18,860	$15,828	$14,705	$15,320	$13,706
8/24	$19,095	$16,083	$15,019	$15,668	$13,979
9/24	$19,121	$17,157	$15,288	$16,137	$14,062
10/24	$18,300	$16,394	$14,908	$15,425	$13,983
11/24	$18,469	$15,805	$14,691	$15,098	$13,873
12/24	$18,802	$15,784	$14,667	$15,021	$13,899
1/25	$19,081	$16,066	$15,178	$15,612	$14,320
2/25	$19,254	$16,144	$15,353	$15,682	$14,585
3/25	$19,573	$16,246	$15,798	$16,144	$15,002
4/25	$19,613	$16,459	$15,991	$16,729	$14,825
5/25	$20,875	$17,161	$16,779	$17,270	$15,807
6/25	$21,991	$18,193	$17,651	$18,118	$16,673
7/25	$22,483	$18,548	$18,444	$18,512	$17,809
8/25	$22,975	$18,786	$19,270	$19,006	$18,929
9/25	$23,466	$20,130	$19,766	$19,757	$19,155
10/25	$24,117	$20,971	$20,151	$20,403	$19,276

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	31.72%	16.18%	9.78%
Class A with 5.25% Maximum Sales Charge	24.78%	14.94%	9.19%
MSCI Emerging Markets Index (net of foreign withholding taxes)	27.91%	7.45%	7.68%
Blended IndexFootnote Reference1	35.17%	12.79%	7.25%
MSCI Emerging Markets Equal Country Weighted Index (net of foreign withholding taxes)	32.27%	14.81%	7.38%
MSCI Frontier Markets Index (net of foreign withholding taxes)	37.85%	10.45%	6.78%
Footnote	Description
Footnote[1]	Index consists of 50% MSCI Emerging Markets Equal Country Weighted Index and 50% MSCI Frontier Markets Index, rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 2,614,058,686
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 14,947,537
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,614,058,686
# of Portfolio Holdings (for Global Macro Capital Opportunities Portfolio)	471
Portfolio Turnover Rate (for Global Macro Capital Opportunities Portfolio)	54%
Total Advisory Fees Paid	$14,947,537

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	22.4%
South Africa	4.2%
United States	4.3%
United Arab Emirates	4.5%
Argentina	4.5%
Chile	6.0%
Taiwan	6.9%
India	8.0%
Greece	10.8%
Vietnam	13.7%
South Korea	14.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Samsung Electronics Co. Ltd.	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.2%
SK Hynix, Inc.	2.9%
Bank of Cyprus Holdings PLC	2.7%
National Bank of Greece SA	1.8%
Nova Ljubljanska Banka DD, GDR	1.5%
Eurobank Ergasias Services & Holdings SA, Class A	1.5%
Kuwait Finance House KSCP	1.3%
National Bank of Kuwait SAKP	1.3%
Grupo Financiero Galicia SA, ADR	1.3%
Total	23.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000148039
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging and Frontier Countries Equity Fund
Class Name	Class I
Trading Symbol	EICOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Emerging and Frontier Countries Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$133	1.15%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Capital Opportunities Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Equal Country Weighted Index (the Index):

↓ Zero-weights to Columbian and Hungarian equities detracted from performance as both markets rallied along with most Emerging Market (EM) equities

↓ An underweight to Egyptian equities detracted from performance. The position was sold before the end of the period

↑ An overweight to Greek equities contributed to relative performance due to positive progress on a robust reform agenda

↑ An out-of-Index allocation to Cyprus equities aided performance due to continued business friendly and pro-growth policies

↑ An overweight to South Korean equities contributed to performance as the newly elected President looked to improve corporate governance

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI Emerging Markets Index	Blended Index	MSCI Emerging Markets Equal Country Weighted Index	MSCI Frontier Markets Index
10/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
11/15	$967,404	$960,992	$946,723	$937,794	$955,652
12/15	$955,471	$939,570	$940,755	$928,772	$952,797
1/16	$897,095	$878,616	$884,190	$880,625	$887,611
2/16	$891,138	$877,179	$904,830	$890,946	$918,649
3/16	$951,897	$993,254	$978,846	$1,012,298	$943,816
4/16	$953,089	$998,652	$1,005,981	$1,037,477	$972,669
5/16	$955,471	$961,400	$987,734	$989,412	$982,446
6/16	$986,447	$999,824	$983,026	$1,014,383	$948,284
7/16	$1,019,805	$1,050,137	$1,013,308	$1,064,353	$959,995
8/16	$1,040,058	$1,076,236	$1,011,367	$1,072,344	$949,108
9/16	$1,062,694	$1,090,074	$1,022,476	$1,068,454	$973,402
10/16	$1,056,737	$1,092,674	$1,028,001	$1,084,249	$969,532
11/16	$1,031,718	$1,042,377	$983,069	$1,008,767	$952,274
12/16	$1,037,822	$1,044,678	$1,011,552	$1,039,777	$978,182
1/17	$1,080,965	$1,101,846	$1,063,085	$1,076,462	$1,043,338
2/17	$1,102,536	$1,135,576	$1,072,567	$1,099,594	$1,039,529
3/17	$1,137,290	$1,164,242	$1,095,610	$1,119,709	$1,065,178
4/17	$1,161,258	$1,189,731	$1,116,690	$1,149,774	$1,077,567
5/17	$1,203,202	$1,224,905	$1,157,241	$1,184,168	$1,123,593
6/17	$1,215,187	$1,237,235	$1,161,823	$1,186,267	$1,130,499
7/17	$1,249,940	$1,310,986	$1,200,210	$1,239,657	$1,154,324
8/17	$1,263,123	$1,340,228	$1,234,453	$1,264,721	$1,196,853
9/17	$1,269,115	$1,334,899	$1,237,434	$1,244,985	$1,221,311
10/17	$1,315,853	$1,381,695	$1,250,892	$1,256,804	$1,236,280
11/17	$1,324,242	$1,384,469	$1,252,186	$1,244,765	$1,250,681
12/17	$1,363,789	$1,434,167	$1,306,829	$1,314,480	$1,289,790
1/18	$1,453,670	$1,553,699	$1,390,491	$1,407,433	$1,363,724
2/18	$1,394,948	$1,482,044	$1,352,366	$1,351,214	$1,343,414
3/18	$1,415,321	$1,454,487	$1,351,124	$1,336,501	$1,355,576
4/18	$1,386,559	$1,448,052	$1,333,228	$1,343,167	$1,312,905
5/18	$1,335,027	$1,396,742	$1,224,093	$1,247,105	$1,191,860
6/18	$1,288,289	$1,338,712	$1,187,170	$1,216,029	$1,149,658
7/18	$1,308,662	$1,368,119	$1,231,513	$1,262,301	$1,191,796
8/18	$1,270,313	$1,331,127	$1,177,794	$1,220,231	$1,127,541
9/18	$1,254,734	$1,324,062	$1,176,802	$1,218,847	$1,126,922
10/18	$1,167,250	$1,208,759	$1,122,131	$1,148,669	$1,087,099
11/18	$1,198,409	$1,258,572	$1,145,585	$1,171,806	$1,110,645
12/18	$1,164,959	$1,225,231	$1,118,499	$1,150,690	$1,078,140
1/19	$1,237,769	$1,332,509	$1,193,593	$1,250,478	$1,129,413
2/19	$1,243,939	$1,335,505	$1,194,319	$1,241,993	$1,138,451
3/19	$1,252,578	$1,346,713	$1,198,034	$1,234,688	$1,152,229
4/19	$1,257,514	$1,375,064	$1,209,560	$1,256,323	$1,154,210
5/19	$1,213,087	$1,275,287	$1,196,914	$1,202,901	$1,179,154
6/19	$1,280,961	$1,354,880	$1,241,516	$1,264,906	$1,206,254
7/19	$1,264,918	$1,338,312	$1,253,368	$1,257,314	$1,236,524
8/19	$1,209,385	$1,273,060	$1,200,776	$1,171,820	$1,216,833
9/19	$1,219,258	$1,297,363	$1,199,797	$1,192,817	$1,193,046
10/19	$1,252,578	$1,352,069	$1,221,268	$1,225,832	$1,202,727
11/19	$1,255,046	$1,350,208	$1,226,222	$1,219,026	$1,219,161
12/19	$1,311,578	$1,450,941	$1,290,716	$1,294,309	$1,272,116
1/20	$1,266,265	$1,383,306	$1,264,477	$1,242,447	$1,271,366
2/20	$1,209,623	$1,310,360	$1,167,610	$1,125,153	$1,196,601
3/20	$961,656	$1,108,534	$906,074	$868,205	$933,805
4/20	$1,035,920	$1,210,047	$982,381	$955,931	$996,736
5/20	$1,067,388	$1,219,341	$1,023,221	$980,658	$1,053,827
6/20	$1,108,926	$1,308,974	$1,052,347	$1,020,039	$1,071,502
7/20	$1,150,463	$1,425,946	$1,075,838	$1,072,630	$1,064,096
8/20	$1,207,105	$1,457,466	$1,124,325	$1,080,915	$1,151,791
9/20	$1,205,847	$1,434,089	$1,106,608	$1,038,831	$1,160,335
10/20	$1,215,916	$1,463,636	$1,103,680	$1,022,429	$1,172,516
11/20	$1,354,375	$1,599,004	$1,207,892	$1,173,686	$1,220,477
12/20	$1,488,087	$1,716,552	$1,289,817	$1,265,795	$1,290,254
1/21	$1,503,208	$1,769,178	$1,285,693	$1,252,938	$1,295,109
2/21	$1,529,668	$1,782,710	$1,294,770	$1,268,975	$1,296,819
3/21	$1,523,368	$1,755,786	$1,295,470	$1,266,610	$1,300,638
4/21	$1,567,469	$1,799,501	$1,350,775	$1,288,073	$1,389,648
5/21	$1,626,690	$1,841,232	$1,405,443	$1,340,669	$1,445,388
6/21	$1,644,330	$1,844,406	$1,413,708	$1,320,639	$1,483,982
7/21	$1,619,130	$1,720,280	$1,401,022	$1,301,144	$1,479,257
8/21	$1,650,630	$1,765,309	$1,461,644	$1,381,371	$1,516,060
9/21	$1,606,530	$1,695,154	$1,445,108	$1,333,786	$1,533,982
10/21	$1,648,110	$1,711,873	$1,493,486	$1,369,505	$1,595,608
11/21	$1,638,030	$1,642,109	$1,423,657	$1,304,538	$1,522,094
12/21	$1,687,805	$1,672,920	$1,455,671	$1,343,706	$1,544,849
1/22	$1,669,685	$1,641,254	$1,448,568	$1,377,974	$1,490,376
2/22	$1,611,440	$1,592,196	$1,407,491	$1,360,462	$1,424,791
3/22	$1,582,965	$1,556,235	$1,427,035	$1,400,179	$1,422,765
4/22	$1,528,603	$1,469,668	$1,366,007	$1,318,376	$1,384,196
5/22	$1,553,195	$1,476,139	$1,323,922	$1,321,139	$1,296,005
6/22	$1,432,822	$1,378,050	$1,213,736	$1,171,757	$1,226,820
7/22	$1,435,411	$1,374,664	$1,235,890	$1,199,973	$1,242,062
8/22	$1,472,947	$1,380,403	$1,248,865	$1,203,470	$1,264,524
9/22	$1,344,808	$1,218,576	$1,137,546	$1,100,344	$1,147,451
10/22	$1,369,400	$1,180,741	$1,144,468	$1,161,188	$1,097,967
11/22	$1,472,947	$1,355,866	$1,228,727	$1,271,943	$1,154,912
12/22	$1,440,838	$1,336,808	$1,213,051	$1,258,220	$1,137,905
1/23	$1,572,196	$1,442,364	$1,273,647	$1,327,255	$1,189,155
2/23	$1,544,830	$1,348,838	$1,239,156	$1,288,259	$1,159,687
3/23	$1,554,408	$1,389,691	$1,248,122	$1,291,976	$1,173,125
4/23	$1,580,406	$1,373,942	$1,266,326	$1,323,045	$1,179,134
5/23	$1,577,670	$1,350,865	$1,245,632	$1,288,322	$1,171,541
6/23	$1,674,820	$1,402,157	$1,288,609	$1,348,053	$1,198,065
7/23	$1,787,022	$1,489,443	$1,375,900	$1,436,780	$1,281,527
8/23	$1,730,921	$1,397,693	$1,338,082	$1,370,803	$1,269,927
9/23	$1,673,452	$1,361,140	$1,294,984	$1,334,464	$1,221,785
10/23	$1,589,985	$1,308,253	$1,236,456	$1,291,287	$1,150,878
11/23	$1,735,026	$1,412,953	$1,332,505	$1,400,081	$1,232,715
12/23	$1,812,158	$1,468,191	$1,385,323	$1,468,437	$1,270,255
1/24	$1,802,393	$1,400,018	$1,386,790	$1,456,881	$1,282,942
2/24	$1,893,071	$1,466,620	$1,400,000	$1,483,818	$1,283,662
3/24	$1,934,922	$1,502,962	$1,428,587	$1,482,805	$1,336,962
4/24	$1,934,922	$1,509,687	$1,402,587	$1,473,042	$1,297,100
5/24	$1,940,502	$1,518,214	$1,434,534	$1,484,796	$1,345,838
6/24	$2,001,884	$1,578,098	$1,438,508	$1,493,244	$1,345,636
7/24	$2,033,970	$1,582,794	$1,470,534	$1,532,000	$1,370,630
8/24	$2,060,476	$1,608,349	$1,501,877	$1,566,798	$1,397,924
9/24	$2,063,266	$1,715,747	$1,528,832	$1,613,749	$1,406,213
10/24	$1,975,378	$1,639,442	$1,490,773	$1,542,535	$1,398,254
11/24	$1,993,514	$1,580,536	$1,469,123	$1,509,776	$1,387,338
12/24	$2,029,603	$1,578,366	$1,466,739	$1,502,099	$1,389,889
1/25	$2,060,916	$1,606,572	$1,517,819	$1,561,240	$1,431,972
2/25	$2,080,842	$1,614,355	$1,535,300	$1,568,233	$1,458,544
3/25	$2,115,000	$1,624,574	$1,579,800	$1,614,400	$1,500,156
4/25	$2,119,270	$1,645,923	$1,599,132	$1,672,901	$1,482,510
5/25	$2,255,905	$1,716,142	$1,677,930	$1,726,997	$1,580,673
6/25	$2,376,885	$1,819,329	$1,765,082	$1,811,774	$1,667,279
7/25	$2,432,393	$1,854,785	$1,844,396	$1,851,180	$1,780,855
8/25	$2,485,054	$1,878,576	$1,927,011	$1,900,576	$1,892,873
9/25	$2,539,139	$2,012,959	$1,976,598	$1,975,650	$1,915,522
10/25	$2,607,457	$2,097,083	$2,015,132	$2,040,268	$1,927,556

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	32.00%	16.47%	10.05%
MSCI Emerging Markets Index (net of foreign withholding taxes)	27.91%	7.45%	7.68%
Blended IndexFootnote Reference1	35.17%	12.79%	7.25%
MSCI Emerging Markets Equal Country Weighted Index (net of foreign withholding taxes)	32.27%	14.81%	7.38%
MSCI Frontier Markets Index (net of foreign withholding taxes)	37.85%	10.45%	6.78%
Footnote	Description
Footnote[1]	Index consists of 50% MSCI Emerging Markets Equal Country Weighted Index and 50% MSCI Frontier Markets Index, rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 2,614,058,686
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 14,947,537
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,614,058,686
# of Portfolio Holdings (for Global Macro Capital Opportunities Portfolio)	471
Portfolio Turnover Rate (for Global Macro Capital Opportunities Portfolio)	54%
Total Advisory Fees Paid	$14,947,537

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	22.4%
South Africa	4.2%
United States	4.3%
United Arab Emirates	4.5%
Argentina	4.5%
Chile	6.0%
Taiwan	6.9%
India	8.0%
Greece	10.8%
Vietnam	13.7%
South Korea	14.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Samsung Electronics Co. Ltd.	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.2%
SK Hynix, Inc.	2.9%
Bank of Cyprus Holdings PLC	2.7%
National Bank of Greece SA	1.8%
Nova Ljubljanska Banka DD, GDR	1.5%
Eurobank Ergasias Services & Holdings SA, Class A	1.5%
Kuwait Finance House KSCP	1.3%
National Bank of Kuwait SAKP	1.3%
Grupo Financiero Galicia SA, ADR	1.3%
Total	23.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000049805
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging Markets Local Income Fund
Class Name	Class A
Trading Symbol	EEIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Emerging Markets Local Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.17%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged) (the Index):

↑ An out-of-Index allocation to Egyptian local currency bonds contributed to relative performance due to policy improvements and regional support

↑ An out-of-Index allocation to the Nigerian naira aided performance due to reform progress and fiscal improvements

↑ An out-of-Index allocation to Uzbekistani local bonds helped performance due to continued reforms and privatizing progress

↑ Derivatives — led by foreign exchange forwards to manage currency exposures and interest-rate swaps to manage interest-rate exposures — helped Fund returns

↓ An underweight to the Malaysian ringgit detracted from performance as the ringgit was boosted by U.S. dollar weakness

↓ An underweight to the Peruvian sol detracted from performance due to increase in commodity prices and broader support from U.S. dollar weakness

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
10/15	$10,000	$10,000
11/15	$9,607	$9,784
12/15	$9,493	$9,566
1/16	$9,331	$9,599
2/16	$9,485	$9,738
3/16	$10,383	$10,619
4/16	$10,725	$10,893
5/16	$10,306	$10,300
6/16	$10,873	$10,907
7/16	$10,905	$10,972
8/16	$11,074	$10,977
9/16	$11,258	$11,199
10/16	$11,217	$11,104
11/16	$10,440	$10,323
12/16	$10,664	$10,517
1/17	$10,889	$10,754
2/17	$11,152	$10,947
3/17	$11,416	$11,200
4/17	$11,574	$11,331
5/17	$11,770	$11,553
6/17	$11,855	$11,606
7/17	$12,091	$11,847
8/17	$12,309	$12,059
9/17	$12,359	$12,019
10/17	$12,086	$11,680
11/17	$12,271	$11,877
12/17	$12,380	$12,117
1/18	$12,859	$12,659
2/18	$12,735	$12,527
3/18	$12,886	$12,655
4/18	$12,521	$12,281
5/18	$11,854	$11,670
6/18	$11,525	$11,336
7/18	$11,700	$11,551
8/18	$10,976	$10,848
9/18	$11,073	$11,129
10/18	$10,919	$10,911
11/18	$11,207	$11,218
12/18	$11,341	$11,364
1/19	$12,015	$11,984
2/19	$11,939	$11,853
3/19	$11,817	$11,696
4/19	$11,825	$11,675
5/19	$11,966	$11,710
6/19	$12,698	$12,355
7/19	$12,918	$12,470
8/19	$12,756	$12,140
9/19	$13,003	$12,257
10/19	$13,392	$12,612
11/19	$13,318	$12,383
12/19	$13,909	$12,895
1/20	$13,904	$12,729
2/20	$13,702	$12,295
3/20	$11,639	$10,933
4/20	$12,338	$11,362
5/20	$13,102	$11,950
6/20	$13,285	$12,007
7/20	$13,546	$12,369
8/20	$13,550	$12,329
9/20	$13,319	$12,080
10/20	$13,350	$12,131
11/20	$14,072	$12,797
12/20	$14,559	$13,242
1/21	$14,401	$13,100
2/21	$13,996	$12,749
3/21	$13,425	$12,358
4/21	$13,762	$12,637
5/21	$14,074	$12,953
6/21	$13,966	$12,795
7/21	$13,913	$12,741
8/21	$14,119	$12,839
9/21	$13,662	$12,398
10/21	$13,492	$12,234
11/21	$13,234	$11,899
12/21	$13,447	$12,084
1/22	$13,334	$12,083
2/22	$12,641	$11,479
3/22	$12,219	$11,303
4/22	$11,763	$10,622
5/22	$11,863	$10,809
6/22	$11,325	$10,328
7/22	$11,165	$10,358
8/22	$11,182	$10,344
9/22	$10,613	$9,840
10/22	$10,730	$9,753
11/22	$11,582	$10,446
12/22	$11,836	$10,672
1/23	$12,399	$11,130
2/23	$12,005	$10,778
3/23	$12,545	$11,223
4/23	$12,739	$11,319
5/23	$12,581	$11,141
6/23	$13,030	$11,504
7/23	$13,303	$11,835
8/23	$12,921	$11,517
9/23	$12,404	$11,129
10/23	$12,290	$11,070
11/23	$12,998	$11,654
12/23	$13,449	$12,027
1/24	$13,218	$11,844
2/24	$13,215	$11,776
3/24	$13,406	$11,773
4/24	$13,051	$11,521
5/24	$13,443	$11,707
6/24	$13,202	$11,581
7/24	$13,521	$11,844
8/24	$13,923	$12,208
9/24	$14,368	$12,622
10/24	$13,624	$12,040
11/24	$13,539	$11,972
12/24	$13,284	$11,741
1/25	$13,703	$11,982
2/25	$13,828	$12,061
3/25	$13,997	$12,247
4/25	$14,472	$12,645
5/25	$14,775	$12,823
6/25	$15,247	$13,181
7/25	$15,053	$13,082
8/25	$15,487	$13,364
9/25	$15,789	$13,550
10/25	$15,992	$13,613

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	17.44%	3.69%	5.16%
Class A with 3.25% Maximum Sales Charge	13.63%	3.00%	4.80%
J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	13.06%	2.33%	3.13%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,283,781,872
Holdings Count | Holding	971
Advisory Fees Paid, Amount	$ 5,969,156
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,283,781,872
# of Portfolio Holdings (including derivatives) (for Emerging Markets Local Income Portfolio)	971
Portfolio Turnover Rate (for Emerging Markets Local Income Portfolio)	93%
Total Advisory Fees Paid	$5,969,156

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Credit Linked Notes	1.6%
Foreign Corporate Bonds	5.4%
Short-Term Investments	23.3%
Sovereign Government Bonds	69.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

India	11.6%
Malaysia	11.2%
China	10.8%
Mexico	9.9%
Egypt	8.9%
Thailand	8.3%
Brazil	7.8%
Poland	7.6%
South Africa	7.4%
Indonesia	6.6%
Other	46.4%
Total Long Exposure	136.5%
Euro	(0.7)%
Total Short Exposure	(0.7)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000092670
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging Markets Local Income Fund
Class Name	Class C
Trading Symbol	EEICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Emerging Markets Local Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$208	1.92%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged) (the Index):

↑ An out-of-Index allocation to Egyptian local currency bonds contributed to relative performance due to policy improvements and regional support

↑ An out-of-Index allocation to the Nigerian naira aided performance due to reform progress and fiscal improvements

↑ An out-of-Index allocation to Uzbekistani local bonds helped performance due to continued reforms and privatizing progress

↑ Derivatives — led by foreign exchange forwards to manage currency exposures and interest-rate swaps to manage interest-rate exposures — helped Fund returns

↓ An underweight to the Malaysian ringgit detracted from performance as the ringgit was boosted by U.S. dollar weakness

↓ An underweight to the Peruvian sol detracted from performance due to increase in commodity prices and broader support from U.S. dollar weakness

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
10/15	$10,000	$10,000
11/15	$9,920	$9,784
12/15	$9,794	$9,566
1/16	$9,635	$9,599
2/16	$9,766	$9,738
3/16	$10,691	$10,619
4/16	$11,030	$10,893
5/16	$10,610	$10,300
6/16	$11,178	$10,907
7/16	$11,217	$10,972
8/16	$11,379	$10,977
9/16	$11,560	$11,199
10/16	$11,513	$11,104
11/16	$10,719	$10,323
12/16	$10,922	$10,517
1/17	$11,145	$10,754
2/17	$11,423	$10,947
3/17	$11,685	$11,200
4/17	$11,820	$11,331
5/17	$12,012	$11,553
6/17	$12,111	$11,606
7/17	$12,343	$11,847
8/17	$12,557	$12,059
9/17	$12,601	$12,019
10/17	$12,319	$11,680
11/17	$12,499	$11,877
12/17	$12,603	$12,117
1/18	$13,079	$12,659
2/18	$12,946	$12,527
3/18	$13,092	$12,655
4/18	$12,719	$12,281
5/18	$12,022	$11,670
6/18	$11,686	$11,336
7/18	$11,856	$11,551
8/18	$11,104	$10,848
9/18	$11,216	$11,129
10/18	$11,035	$10,911
11/18	$11,338	$11,218
12/18	$11,445	$11,364
1/19	$12,135	$11,984
2/19	$12,053	$11,853
3/19	$11,925	$11,696
4/19	$11,927	$11,675
5/19	$12,039	$11,710
6/19	$12,785	$12,355
7/19	$12,998	$12,470
8/19	$12,830	$12,140
9/19	$13,069	$12,257
10/19	$13,449	$12,612
11/19	$13,369	$12,383
12/19	$13,973	$12,895
1/20	$13,961	$12,729
2/20	$13,729	$12,295
3/20	$11,654	$10,933
4/20	$12,365	$11,362
5/20	$13,116	$11,950
6/20	$13,290	$12,007
7/20	$13,541	$12,369
8/20	$13,538	$12,329
9/20	$13,304	$12,080
10/20	$13,328	$12,131
11/20	$14,033	$12,797
12/20	$14,506	$13,242
1/21	$14,317	$13,100
2/21	$13,938	$12,749
3/21	$13,342	$12,358
4/21	$13,666	$12,637
5/21	$13,993	$12,953
6/21	$13,880	$12,795
7/21	$13,794	$12,741
8/21	$14,017	$12,839
9/21	$13,534	$12,398
10/21	$13,390	$12,234
11/21	$13,102	$11,899
12/21	$13,304	$12,084
1/22	$13,187	$12,083
2/22	$12,504	$11,479
3/22	$12,057	$11,303
4/22	$11,606	$10,622
5/22	$11,728	$10,809
6/22	$11,167	$10,328
7/22	$11,006	$10,358
8/22	$11,018	$10,344
9/22	$10,427	$9,840
10/22	$10,537	$9,753
11/22	$11,392	$10,446
12/22	$11,634	$10,672
1/23	$12,174	$11,130
2/23	$11,753	$10,778
3/23	$12,304	$11,223
4/23	$12,487	$11,319
5/23	$12,328	$11,141
6/23	$12,757	$11,504
7/23	$13,014	$11,835
8/23	$12,638	$11,517
9/23	$12,131	$11,129
10/23	$11,979	$11,070
11/23	$12,693	$11,654
12/23	$13,121	$12,027
1/24	$12,891	$11,844
2/24	$12,881	$11,776
3/24	$13,021	$11,773
4/24	$12,710	$11,521
5/24	$13,042	$11,707
6/24	$12,842	$11,581
7/24	$13,102	$11,844
8/24	$13,520	$12,208
9/24	$13,941	$12,622
10/24	$13,220	$12,040
11/24	$13,092	$11,972
12/24	$12,841	$11,741
1/25	$13,276	$11,982
2/25	$13,389	$12,061
3/25	$13,502	$12,247
4/25	$13,990	$12,645
5/25	$14,273	$12,823
6/25	$14,715	$13,181
7/25	$14,522	$13,082
8/25	$14,927	$13,364
9/25	$15,206	$13,550
10/25	$15,596	$13,613

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	16.48%	2.93%	4.54%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	15.48%	2.93%	4.54%
J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	13.06%	2.33%	3.13%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,283,781,872
Holdings Count | Holding	971
Advisory Fees Paid, Amount	$ 5,969,156
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,283,781,872
# of Portfolio Holdings (including derivatives) (for Emerging Markets Local Income Portfolio)	971
Portfolio Turnover Rate (for Emerging Markets Local Income Portfolio)	93%
Total Advisory Fees Paid	$5,969,156

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Credit Linked Notes	1.6%
Foreign Corporate Bonds	5.4%
Short-Term Investments	23.3%
Sovereign Government Bonds	69.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

India	11.6%
Malaysia	11.2%
China	10.8%
Mexico	9.9%
Egypt	8.9%
Thailand	8.3%
Brazil	7.8%
Poland	7.6%
South Africa	7.4%
Indonesia	6.6%
Other	46.4%
Total Long Exposure	136.5%
Euro	(0.7)%
Total Short Exposure	(0.7)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000084543
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging Markets Local Income Fund
Class Name	Class I
Trading Symbol	EEIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Emerging Markets Local Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.92%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged) (the Index):

↑ An out-of-Index allocation to Egyptian local currency bonds contributed to relative performance due to policy improvements and regional support

↑ An out-of-Index allocation to the Nigerian naira aided performance due to reform progress and fiscal improvements

↑ An out-of-Index allocation to Uzbekistani local bonds helped performance due to continued reforms and privatizing progress

↑ Derivatives — led by foreign exchange forwards to manage currency exposures and interest-rate swaps to manage interest-rate exposures — helped Fund returns

↓ An underweight to the Malaysian ringgit detracted from performance as the ringgit was boosted by U.S. dollar weakness

↓ An underweight to the Peruvian sol detracted from performance due to increase in commodity prices and broader support from U.S. dollar weakness

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
10/15	$1,000,000	$1,000,000
11/15	$993,377	$978,376
12/15	$980,493	$956,575
1/16	$965,872	$959,898
2/16	$980,569	$973,757
3/16	$1,073,857	$1,061,944
4/16	$1,109,670	$1,089,263
5/16	$1,066,817	$1,030,040
6/16	$1,125,948	$1,090,684
7/16	$1,129,793	$1,097,248
8/16	$1,147,794	$1,097,689
9/16	$1,167,160	$1,119,898
10/16	$1,163,218	$1,110,429
11/16	$1,082,913	$1,032,348
12/16	$1,106,367	$1,051,670
1/17	$1,128,162	$1,075,352
2/17	$1,157,561	$1,094,729
3/17	$1,185,328	$1,120,047
4/17	$1,202,007	$1,133,129
5/17	$1,220,705	$1,155,343
6/17	$1,231,851	$1,160,631
7/17	$1,256,633	$1,184,702
8/17	$1,279,637	$1,205,945
9/17	$1,285,176	$1,201,850
10/17	$1,257,100	$1,167,972
11/17	$1,276,624	$1,187,650
12/17	$1,288,296	$1,211,661
1/18	$1,338,512	$1,265,930
2/18	$1,325,866	$1,252,712
3/18	$1,341,936	$1,265,505
4/18	$1,304,272	$1,228,083
5/18	$1,235,100	$1,166,961
6/18	$1,201,090	$1,133,617
7/18	$1,219,695	$1,155,099
8/18	$1,142,370	$1,084,798
9/18	$1,154,852	$1,112,927
10/18	$1,139,133	$1,091,121
11/18	$1,169,382	$1,121,755
12/18	$1,183,660	$1,136,403
1/19	$1,254,345	$1,198,420
2/19	$1,246,699	$1,185,321
3/19	$1,234,300	$1,169,593
4/19	$1,235,422	$1,167,542
5/19	$1,250,444	$1,170,993
6/19	$1,327,237	$1,235,509
7/19	$1,350,637	$1,246,967
8/19	$1,334,001	$1,214,047
9/19	$1,360,205	$1,225,719
10/19	$1,401,174	$1,261,234
11/19	$1,393,825	$1,238,311
12/19	$1,456,007	$1,289,503
1/20	$1,455,908	$1,272,910
2/20	$1,435,101	$1,229,507
3/20	$1,219,350	$1,093,342
4/20	$1,292,853	$1,136,206
5/20	$1,373,309	$1,195,038
6/20	$1,392,824	$1,200,662
7/20	$1,420,556	$1,236,916
8/20	$1,421,300	$1,232,857
9/20	$1,397,472	$1,208,001
10/20	$1,401,042	$1,213,146
11/20	$1,477,183	$1,279,723
12/20	$1,528,645	$1,324,239
1/21	$1,509,615	$1,310,042
2/21	$1,470,321	$1,274,941
3/21	$1,410,692	$1,235,803
4/21	$1,446,388	$1,263,725
5/21	$1,479,562	$1,295,256
6/21	$1,468,558	$1,279,521
7/21	$1,463,401	$1,274,053
8/21	$1,485,405	$1,283,872
9/21	$1,434,646	$1,239,817
10/21	$1,420,151	$1,223,352
11/21	$1,393,322	$1,189,890
12/21	$1,412,973	$1,208,403
1/22	$1,404,549	$1,208,340
2/22	$1,331,961	$1,147,917
3/22	$1,287,817	$1,130,336
4/22	$1,240,053	$1,062,219
5/22	$1,250,875	$1,080,946
6/22	$1,194,448	$1,032,814
7/22	$1,177,872	$1,035,838
8/22	$1,179,981	$1,034,384
9/22	$1,120,225	$984,007
10/22	$1,129,375	$975,325
11/22	$1,223,142	$1,044,638
12/22	$1,250,309	$1,067,200
1/23	$1,310,057	$1,113,012
2/23	$1,265,129	$1,077,792
3/23	$1,326,112	$1,122,251
4/23	$1,347,004	$1,131,926
5/23	$1,330,653	$1,114,053
6/23	$1,378,474	$1,150,371
7/23	$1,407,609	$1,183,471
8/23	$1,367,538	$1,151,672
9/23	$1,313,063	$1,112,899
10/23	$1,301,305	$1,107,040
11/23	$1,376,617	$1,165,371
12/23	$1,424,638	$1,202,746
1/24	$1,400,459	$1,184,429
2/24	$1,400,459	$1,177,635
3/24	$1,416,851	$1,177,302
4/24	$1,383,633	$1,152,145
5/24	$1,421,255	$1,170,732
6/24	$1,400,207	$1,158,086
7/24	$1,434,370	$1,184,429
8/24	$1,477,315	$1,220,795
9/24	$1,524,933	$1,262,238
10/24	$1,446,283	$1,203,990
11/24	$1,437,506	$1,197,159
12/24	$1,410,803	$1,174,100
1/25	$1,455,691	$1,198,186
2/25	$1,469,253	$1,206,070
3/25	$1,487,604	$1,224,712
4/25	$1,538,423	$1,264,465
5/25	$1,571,015	$1,282,341
6/25	$1,621,513	$1,318,061
7/25	$1,601,182	$1,308,173
8/25	$1,647,602	$1,336,353
9/25	$1,680,014	$1,355,028
10/25	$1,702,970	$1,361,274

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	17.75%	3.98%	5.46%
J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	13.06%	2.33%	3.13%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,283,781,872
Holdings Count | Holding	971
Advisory Fees Paid, Amount	$ 5,969,156
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,283,781,872
# of Portfolio Holdings (including derivatives) (for Emerging Markets Local Income Portfolio)	971
Portfolio Turnover Rate (for Emerging Markets Local Income Portfolio)	93%
Total Advisory Fees Paid	$5,969,156

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Credit Linked Notes	1.6%
Foreign Corporate Bonds	5.4%
Short-Term Investments	23.3%
Sovereign Government Bonds	69.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

India	11.6%
Malaysia	11.2%
China	10.8%
Mexico	9.9%
Egypt	8.9%
Thailand	8.3%
Brazil	7.8%
Poland	7.6%
South Africa	7.4%
Indonesia	6.6%
Other	46.4%
Total Long Exposure	136.5%
Euro	(0.7)%
Total Short Exposure	(0.7)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000053808
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Advantage Fund
Class Name	Advisers Class
Trading Symbol	EVFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$233	2.27%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 233
Expense Ratio, Percent	2.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↓ Loan selection in the professional services, machinery, and energy equipment and services industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest single detractor from performance was an overweight to a contract producer and packager of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to secured high-yield bonds aided returns, as these fixed-rate bonds benefited from the interest-rate environment and outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top contributor was an underweight to a defaulted auto components company

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Advisers Class	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$10,000	$10,000	$10,000
11/15	$9,860	$9,964	$9,912
12/15	$9,733	$9,914	$9,808
1/16	$9,641	$10,023	$9,744
2/16	$9,583	$10,094	$9,693
3/16	$9,959	$10,218	$9,960
4/16	$10,206	$10,288	$10,158
5/16	$10,298	$10,296	$10,248
6/16	$10,280	$10,477	$10,250
7/16	$10,453	$10,563	$10,397
8/16	$10,548	$10,575	$10,475
9/16	$10,670	$10,577	$10,566
10/16	$10,793	$10,507	$10,653
11/16	$10,811	$10,271	$10,681
12/16	$10,965	$10,301	$10,805
1/17	$11,035	$10,338	$10,865
2/17	$11,100	$10,418	$10,920
3/17	$11,128	$10,414	$10,928
4/17	$11,177	$10,500	$10,976
5/17	$11,227	$10,581	$11,016
6/17	$11,235	$10,573	$11,011
7/17	$11,307	$10,625	$11,087
8/17	$11,306	$10,717	$11,082
9/17	$11,366	$10,679	$11,126
10/17	$11,440	$10,692	$11,192
11/17	$11,459	$10,676	$11,205
12/17	$11,490	$10,723	$11,250
1/18	$11,617	$10,620	$11,358
2/18	$11,646	$10,519	$11,380
3/18	$11,690	$10,572	$11,412
4/18	$11,744	$10,501	$11,460
5/18	$11,757	$10,559	$11,479
6/18	$11,759	$10,543	$11,492
7/18	$11,870	$10,565	$11,577
8/18	$11,927	$10,618	$11,624
9/18	$12,005	$10,572	$11,704
10/18	$11,998	$10,484	$11,700
11/18	$11,870	$10,531	$11,594
12/18	$11,503	$10,696	$11,299
1/19	$11,833	$10,843	$11,587
2/19	$12,037	$10,855	$11,771
3/19	$11,991	$11,051	$11,751
4/19	$12,200	$11,066	$11,945
5/19	$12,142	$11,236	$11,919
6/19	$12,160	$11,395	$11,948
7/19	$12,253	$11,429	$12,044
8/19	$12,203	$11,687	$12,011
9/19	$12,266	$11,637	$12,067
10/19	$12,189	$11,674	$12,012
11/19	$12,261	$11,672	$12,083
12/19	$12,496	$11,689	$12,276
1/20	$12,568	$11,899	$12,344
2/20	$12,379	$12,077	$12,181
3/20	$10,532	$11,841	$10,674
4/20	$11,019	$12,078	$11,155
5/20	$11,475	$12,191	$11,578
6/20	$11,657	$12,293	$11,710
7/20	$11,877	$12,509	$11,939
8/20	$12,100	$12,437	$12,118
9/20	$12,152	$12,414	$12,194
10/20	$12,182	$12,370	$12,219
11/20	$12,538	$12,531	$12,491
12/20	$12,710	$12,575	$12,659
1/21	$12,873	$12,496	$12,810
2/21	$12,948	$12,334	$12,885
3/21	$12,942	$12,191	$12,885
4/21	$12,998	$12,293	$12,951
5/21	$13,074	$12,340	$13,026
6/21	$13,139	$12,430	$13,074
7/21	$13,131	$12,555	$13,073
8/21	$13,223	$12,547	$13,135
9/21	$13,300	$12,440	$13,219
10/21	$13,315	$12,429	$13,254
11/21	$13,267	$12,444	$13,233
12/21	$13,364	$12,436	$13,318
1/22	$13,380	$12,163	$13,366
2/22	$13,290	$11,998	$13,298
3/22	$13,296	$11,676	$13,304
4/22	$13,266	$11,240	$13,333
5/22	$12,864	$11,302	$12,992
6/22	$12,428	$11,076	$12,710
7/22	$12,800	$11,355	$12,981
8/22	$12,986	$11,060	$13,177
9/22	$12,559	$10,583	$12,877
10/22	$12,700	$10,467	$13,005
11/22	$12,936	$10,857	$13,161
12/22	$12,930	$10,820	$13,215
1/23	$13,357	$11,156	$13,568
2/23	$13,431	$10,882	$13,646
3/23	$13,392	$11,137	$13,642
4/23	$13,543	$11,205	$13,785
5/23	$13,491	$11,089	$13,760
6/23	$13,786	$11,072	$14,071
7/23	$14,006	$11,083	$14,252
8/23	$14,192	$11,016	$14,419
9/23	$14,279	$10,753	$14,558
10/23	$14,213	$10,592	$14,555
11/23	$14,471	$11,068	$14,733
12/23	$14,761	$11,488	$14,976
1/24	$14,848	$11,461	$15,077
2/24	$14,971	$11,323	$15,214
3/24	$15,115	$11,435	$15,343
4/24	$15,166	$11,167	$15,436
5/24	$15,309	$11,352	$15,581
6/24	$15,357	$11,456	$15,635
7/24	$15,471	$11,716	$15,742
8/24	$15,584	$11,889	$15,842
9/24	$15,661	$12,052	$15,955
10/24	$15,799	$11,778	$16,092
11/24	$15,937	$11,902	$16,225
12/24	$16,027	$11,722	$16,317
1/25	$16,116	$11,793	$16,429
2/25	$16,146	$12,037	$16,447
3/25	$15,995	$12,034	$16,395
4/25	$15,958	$12,077	$16,386
5/25	$16,263	$12,015	$16,641
6/25	$16,382	$12,203	$16,775
7/25	$16,453	$12,185	$16,922
8/25	$16,522	$12,331	$16,997
9/25	$16,600	$12,462	$17,072
10/25	$16,636	$12,544	$17,109

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Advisers Class	5.29%	6.43%	5.22%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 4,864,897,770
Holdings Count | Holding	654
Advisory Fees Paid, Amount	$ 27,657,470
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,864,897,770
# of Portfolio Holdings (for Senior Debt Portfolio)	654
Portfolio Turnover Rate (for Senior Debt Portfolio)	42%
Total Advisory Fees Paid	$27,657,470

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Common Stocks	1.1%
Short-Term Investments	1.2%
Asset-Backed Securities	2.1%
Corporate Bonds	6.2%
Senior Floating-Rate Loans	88.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.1%
CCC or Lower	3.9%
B	64.1%
BB	24.4%
BBB	4.5%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000053809
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Advantage Fund
Class Name	Class A
Trading Symbol	EAFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$233	2.27%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 233
Expense Ratio, Percent	2.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↓ Loan selection in the professional services, machinery, and energy equipment and services industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest single detractor from performance was an overweight to a contract producer and packager of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to secured high-yield bonds aided returns, as these fixed-rate bonds benefited from the interest-rate environment and outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top contributor was an underweight to a defaulted auto components company

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$10,000	$10,000	$10,000
11/15	$9,540	$9,964	$9,912
12/15	$9,407	$9,914	$9,808
1/16	$9,319	$10,023	$9,744
2/16	$9,263	$10,094	$9,693
3/16	$9,626	$10,218	$9,960
4/16	$9,865	$10,288	$10,158
5/16	$9,954	$10,296	$10,248
6/16	$9,947	$10,477	$10,250
7/16	$10,114	$10,563	$10,397
8/16	$10,196	$10,575	$10,475
9/16	$10,323	$10,577	$10,566
10/16	$10,433	$10,507	$10,653
11/16	$10,450	$10,271	$10,681
12/16	$10,599	$10,301	$10,805
1/17	$10,667	$10,338	$10,865
2/17	$10,729	$10,418	$10,920
3/17	$10,756	$10,414	$10,928
4/17	$10,804	$10,500	$10,976
5/17	$10,852	$10,581	$11,016
6/17	$10,860	$10,573	$11,011
7/17	$10,930	$10,625	$11,087
8/17	$10,929	$10,717	$11,082
9/17	$10,987	$10,679	$11,126
10/17	$11,058	$10,692	$11,192
11/17	$11,076	$10,676	$11,205
12/17	$11,116	$10,723	$11,250
1/18	$11,229	$10,620	$11,358
2/18	$11,267	$10,519	$11,380
3/18	$11,299	$10,572	$11,412
4/18	$11,351	$10,501	$11,460
5/18	$11,375	$10,559	$11,479
6/18	$11,377	$10,543	$11,492
7/18	$11,474	$10,565	$11,577
8/18	$11,529	$10,618	$11,624
9/18	$11,604	$10,572	$11,704
10/18	$11,608	$10,484	$11,700
11/18	$11,474	$10,531	$11,594
12/18	$11,129	$10,696	$11,299
1/19	$11,448	$10,843	$11,587
2/19	$11,635	$10,855	$11,771
3/19	$11,601	$11,051	$11,751
4/19	$11,803	$11,066	$11,945
5/19	$11,747	$11,236	$11,919
6/19	$11,754	$11,395	$11,948
7/19	$11,843	$11,429	$12,044
8/19	$11,807	$11,687	$12,011
9/19	$11,856	$11,637	$12,067
10/19	$11,781	$11,674	$12,012
11/19	$11,862	$11,672	$12,083
12/19	$12,089	$11,689	$12,276
1/20	$12,148	$11,899	$12,344
2/20	$11,965	$12,077	$12,181
3/20	$10,180	$11,841	$10,674
4/20	$10,651	$12,078	$11,155
5/20	$11,091	$12,191	$11,578
6/20	$11,268	$12,293	$11,710
7/20	$11,480	$12,509	$11,939
8/20	$11,695	$12,437	$12,118
9/20	$11,746	$12,414	$12,194
10/20	$11,775	$12,370	$12,219
11/20	$12,119	$12,531	$12,491
12/20	$12,286	$12,575	$12,659
1/21	$12,443	$12,496	$12,810
2/21	$12,516	$12,334	$12,885
3/21	$12,510	$12,191	$12,885
4/21	$12,576	$12,293	$12,951
5/21	$12,638	$12,340	$13,026
6/21	$12,700	$12,430	$13,074
7/21	$12,692	$12,555	$13,073
8/21	$12,781	$12,547	$13,135
9/21	$12,855	$12,440	$13,219
10/21	$12,870	$12,429	$13,254
11/21	$12,824	$12,444	$13,233
12/21	$12,918	$12,436	$13,318
1/22	$12,933	$12,163	$13,366
2/22	$12,846	$11,998	$13,298
3/22	$12,852	$11,676	$13,304
4/22	$12,823	$11,240	$13,333
5/22	$12,435	$11,302	$12,992
6/22	$12,013	$11,076	$12,710
7/22	$12,373	$11,355	$12,981
8/22	$12,553	$11,060	$13,177
9/22	$12,140	$10,583	$12,877
10/22	$12,276	$10,467	$13,005
11/22	$12,504	$10,857	$13,161
12/22	$12,512	$10,820	$13,215
1/23	$12,911	$11,156	$13,568
2/23	$12,996	$10,882	$13,646
3/23	$12,944	$11,137	$13,642
4/23	$13,091	$11,205	$13,785
5/23	$13,040	$11,089	$13,760
6/23	$13,326	$11,072	$14,071
7/23	$13,539	$11,083	$14,252
8/23	$13,731	$11,016	$14,419
9/23	$13,816	$10,753	$14,558
10/23	$13,738	$10,592	$14,555
11/23	$13,988	$11,068	$14,733
12/23	$14,269	$11,488	$14,976
1/24	$14,352	$11,461	$15,077
2/24	$14,471	$11,323	$15,214
3/24	$14,610	$11,435	$15,343
4/24	$14,659	$11,167	$15,436
5/24	$14,798	$11,352	$15,581
6/24	$14,845	$11,456	$15,635
7/24	$14,954	$11,716	$15,742
8/24	$15,064	$11,889	$15,842
9/24	$15,139	$12,052	$15,955
10/24	$15,272	$11,778	$16,092
11/24	$15,420	$11,902	$16,225
12/24	$15,492	$11,722	$16,317
1/25	$15,593	$11,793	$16,429
2/25	$15,607	$12,037	$16,447
3/25	$15,461	$12,034	$16,395
4/25	$15,441	$12,077	$16,386
5/25	$15,720	$12,015	$16,641
6/25	$15,835	$12,203	$16,775
7/25	$15,904	$12,185	$16,922
8/25	$15,970	$12,331	$16,997
9/25	$16,062	$12,462	$17,072
10/25	$16,083	$12,544	$17,109

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	5.29%	6.43%	5.21%
Class A with 3.25% Maximum Sales Charge	1.83%	5.72%	4.86%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 4,864,897,770
Holdings Count | Holding	654
Advisory Fees Paid, Amount	$ 27,657,470
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,864,897,770
# of Portfolio Holdings (for Senior Debt Portfolio)	654
Portfolio Turnover Rate (for Senior Debt Portfolio)	42%
Total Advisory Fees Paid	$27,657,470

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Common Stocks	1.1%
Short-Term Investments	1.2%
Asset-Backed Securities	2.1%
Corporate Bonds	6.2%
Senior Floating-Rate Loans	88.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.1%
CCC or Lower	3.9%
B	64.1%
BB	24.4%
BBB	4.5%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000053811
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Advantage Fund
Class Name	Class C
Trading Symbol	ECFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$283	2.77%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 283
Expense Ratio, Percent	2.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↓ Loan selection in the professional services, machinery, and energy equipment and services industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest single detractor from performance was an overweight to a contract producer and packager of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to secured high-yield bonds aided returns, as these fixed-rate bonds benefited from the interest-rate environment and outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top contributor was an underweight to a defaulted auto components company

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$10,000	$10,000	$10,000
11/15	$9,856	$9,964	$9,912
12/15	$9,715	$9,914	$9,808
1/16	$9,618	$10,023	$9,744
2/16	$9,558	$10,094	$9,693
3/16	$9,929	$10,218	$9,960
4/16	$10,171	$10,288	$10,158
5/16	$10,258	$10,296	$10,248
6/16	$10,247	$10,477	$10,250
7/16	$10,405	$10,563	$10,397
8/16	$10,495	$10,575	$10,475
9/16	$10,622	$10,577	$10,566
10/16	$10,730	$10,507	$10,653
11/16	$10,743	$10,271	$10,681
12/16	$10,893	$10,301	$10,805
1/17	$10,957	$10,338	$10,865
2/17	$11,017	$10,418	$10,920
3/17	$11,040	$10,414	$10,928
4/17	$11,084	$10,500	$10,976
5/17	$11,129	$10,581	$11,016
6/17	$11,133	$10,573	$11,011
7/17	$11,200	$10,625	$11,087
8/17	$11,194	$10,717	$11,082
9/17	$11,249	$10,679	$11,126
10/17	$11,317	$10,692	$11,192
11/17	$11,331	$10,676	$11,205
12/17	$11,367	$10,723	$11,250
1/18	$11,478	$10,620	$11,358
2/18	$11,512	$10,519	$11,380
3/18	$11,540	$10,572	$11,412
4/18	$11,589	$10,501	$11,460
5/18	$11,597	$10,559	$11,479
6/18	$11,605	$10,543	$11,492
7/18	$11,699	$10,565	$11,577
8/18	$11,750	$10,618	$11,624
9/18	$11,822	$10,572	$11,704
10/18	$11,810	$10,484	$11,700
11/18	$11,679	$10,531	$11,594
12/18	$11,323	$10,696	$11,299
1/19	$11,643	$10,843	$11,587
2/19	$11,828	$10,855	$11,771
3/19	$11,789	$11,051	$11,751
4/19	$11,990	$11,066	$11,945
5/19	$11,927	$11,236	$11,919
6/19	$11,929	$11,395	$11,948
7/19	$12,015	$11,429	$12,044
8/19	$11,973	$11,687	$12,011
9/19	$12,018	$11,637	$12,067
10/19	$11,937	$11,674	$12,012
11/19	$12,014	$11,672	$12,083
12/19	$12,239	$11,689	$12,276
1/20	$12,293	$11,899	$12,344
2/20	$12,103	$12,077	$12,181
3/20	$10,301	$11,841	$10,674
4/20	$10,762	$12,078	$11,155
5/20	$11,203	$12,191	$11,578
6/20	$11,377	$12,293	$11,710
7/20	$11,599	$12,509	$11,939
8/20	$11,811	$12,437	$12,118
9/20	$11,858	$12,414	$12,194
10/20	$11,870	$12,370	$12,219
11/20	$12,212	$12,531	$12,491
12/20	$12,387	$12,575	$12,659
1/21	$12,541	$12,496	$12,810
2/21	$12,597	$12,334	$12,885
3/21	$12,585	$12,191	$12,885
4/21	$12,647	$12,293	$12,951
5/21	$12,704	$12,340	$13,026
6/21	$12,774	$12,430	$13,074
7/21	$12,748	$12,555	$13,073
8/21	$12,832	$12,547	$13,135
9/21	$12,901	$12,440	$13,219
10/21	$12,911	$12,429	$13,254
11/21	$12,871	$12,444	$13,233
12/21	$12,960	$12,436	$13,318
1/22	$12,957	$12,163	$13,366
2/22	$12,865	$11,998	$13,298
3/22	$12,865	$11,676	$13,304
4/22	$12,830	$11,240	$13,333
5/22	$12,448	$11,302	$12,992
6/22	$12,021	$11,076	$12,710
7/22	$12,364	$11,355	$12,981
8/22	$12,538	$11,060	$13,177
9/22	$12,119	$10,583	$12,877
10/22	$12,251	$10,467	$13,005
11/22	$12,473	$10,857	$13,161
12/22	$12,476	$10,820	$13,215
1/23	$12,883	$11,156	$13,568
2/23	$12,949	$10,882	$13,646
3/23	$12,892	$11,137	$13,642
4/23	$13,033	$11,205	$13,785
5/23	$12,976	$11,089	$13,760
6/23	$13,269	$11,072	$14,071
7/23	$13,462	$11,083	$14,252
8/23	$13,648	$11,016	$14,419
9/23	$13,726	$10,753	$14,558
10/23	$13,657	$10,592	$14,555
11/23	$13,885	$11,068	$14,733
12/23	$14,159	$11,488	$14,976
1/24	$14,250	$11,461	$15,077
2/24	$14,362	$11,323	$15,214
3/24	$14,480	$11,435	$15,343
4/24	$14,537	$11,167	$15,436
5/24	$14,653	$11,352	$15,581
6/24	$14,694	$11,456	$15,635
7/24	$14,811	$11,716	$15,742
8/24	$14,898	$11,889	$15,842
9/24	$14,981	$12,052	$15,955
10/24	$15,106	$11,778	$16,092
11/24	$15,232	$11,902	$16,225
12/24	$15,296	$11,722	$16,317
1/25	$15,390	$11,793	$16,429
2/25	$15,397	$12,037	$16,447
3/25	$15,246	$12,034	$16,395
4/25	$15,220	$12,077	$16,386
5/25	$15,488	$12,015	$16,641
6/25	$15,596	$12,203	$16,775
7/25	$15,673	$12,185	$16,922
8/25	$15,716	$12,331	$16,997
9/25	$15,799	$12,462	$17,072
10/25	$15,985	$12,544	$17,109

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	4.66%	5.90%	4.80%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	3.69%	5.90%	4.80%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 4,864,897,770
Holdings Count | Holding	654
Advisory Fees Paid, Amount	$ 27,657,470
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,864,897,770
# of Portfolio Holdings (for Senior Debt Portfolio)	654
Portfolio Turnover Rate (for Senior Debt Portfolio)	42%
Total Advisory Fees Paid	$27,657,470

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Common Stocks	1.1%
Short-Term Investments	1.2%
Asset-Backed Securities	2.1%
Corporate Bonds	6.2%
Senior Floating-Rate Loans	88.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.1%
CCC or Lower	3.9%
B	64.1%
BB	24.4%
BBB	4.5%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000053812
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Advantage Fund
Class Name	Class I
Trading Symbol	EIFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$208	2.02%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↓ Loan selection in the professional services, machinery, and energy equipment and services industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest single detractor from performance was an overweight to a contract producer and packager of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to secured high-yield bonds aided returns, as these fixed-rate bonds benefited from the interest-rate environment and outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top contributor was an underweight to a defaulted auto components company

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$1,000,000	$1,000,000	$1,000,000
11/15	$987,086	$996,353	$991,240
12/15	$973,613	$991,376	$980,832
1/16	$964,622	$1,002,320	$974,428
2/16	$959,098	$1,009,440	$969,293
3/16	$996,883	$1,021,811	$996,005
4/16	$1,021,786	$1,028,772	$1,015,777
5/16	$1,031,198	$1,029,576	$1,024,833
6/16	$1,029,687	$1,047,701	$1,025,049
7/16	$1,047,244	$1,056,335	$1,039,713
8/16	$1,056,948	$1,057,474	$1,047,520
9/16	$1,070,386	$1,057,726	$1,056,570
10/16	$1,081,900	$1,050,709	$1,065,291
11/16	$1,083,928	$1,027,092	$1,068,111
12/16	$1,099,648	$1,030,143	$1,080,461
1/17	$1,106,879	$1,033,777	$1,086,507
2/17	$1,113,541	$1,041,753	$1,091,959
3/17	$1,116,619	$1,041,404	$1,092,837
4/17	$1,121,731	$1,050,045	$1,097,608
5/17	$1,126,988	$1,058,147	$1,101,621
6/17	$1,128,036	$1,057,250	$1,101,149
7/17	$1,135,535	$1,062,516	$1,108,725
8/17	$1,135,651	$1,071,683	$1,108,237
9/17	$1,141,920	$1,067,911	$1,112,569
10/17	$1,149,643	$1,069,193	$1,119,224
11/17	$1,151,737	$1,067,575	$1,120,522
12/17	$1,156,151	$1,072,282	$1,124,960
1/18	$1,168,146	$1,061,963	$1,135,787
2/18	$1,171,278	$1,051,894	$1,138,043
3/18	$1,175,920	$1,057,199	$1,141,249
4/18	$1,181,597	$1,050,145	$1,145,965
5/18	$1,183,202	$1,055,872	$1,147,897
6/18	$1,184,729	$1,054,340	$1,149,221
7/18	$1,195,085	$1,056,547	$1,157,714
8/18	$1,201,069	$1,061,752	$1,162,359
9/18	$1,209,167	$1,057,203	$1,170,351
10/18	$1,208,722	$1,048,359	$1,169,987
11/18	$1,196,108	$1,053,074	$1,159,432
12/18	$1,159,346	$1,069,550	$1,129,926
1/19	$1,193,918	$1,084,296	$1,158,701
2/19	$1,213,636	$1,085,478	$1,177,144
3/19	$1,209,266	$1,105,079	$1,175,090
4/19	$1,230,622	$1,106,626	$1,194,497
5/19	$1,224,965	$1,123,578	$1,191,907
6/19	$1,227,061	$1,139,470	$1,194,795
7/19	$1,236,690	$1,142,862	$1,204,372
8/19	$1,233,131	$1,168,722	$1,201,062
9/19	$1,238,520	$1,163,659	$1,206,665
10/19	$1,231,010	$1,167,418	$1,201,237
11/19	$1,238,542	$1,167,185	$1,208,295
12/19	$1,263,703	$1,168,924	$1,227,572
1/20	$1,270,121	$1,189,904	$1,234,431
2/20	$1,251,242	$1,207,721	$1,218,117
3/20	$1,064,785	$1,184,130	$1,067,434
4/20	$1,114,256	$1,207,849	$1,115,486
5/20	$1,160,573	$1,219,130	$1,157,825
6/20	$1,179,264	$1,229,303	$1,171,004
7/20	$1,201,791	$1,250,897	$1,193,922
8/20	$1,224,544	$1,243,684	$1,211,755
9/20	$1,230,135	$1,241,442	$1,219,439
10/20	$1,233,437	$1,237,005	$1,221,919
11/20	$1,269,699	$1,253,147	$1,249,119
12/20	$1,287,430	$1,257,475	$1,265,928
1/21	$1,304,216	$1,249,571	$1,280,980
2/21	$1,312,078	$1,233,448	$1,288,507
3/21	$1,311,694	$1,219,093	$1,288,475
4/21	$1,317,629	$1,229,345	$1,295,097
5/21	$1,325,664	$1,234,034	$1,302,619
6/21	$1,332,524	$1,243,030	$1,307,444
7/21	$1,331,927	$1,255,512	$1,307,271
8/21	$1,341,582	$1,254,673	$1,313,479
9/21	$1,349,641	$1,243,959	$1,321,918
10/21	$1,351,474	$1,242,942	$1,325,443
11/21	$1,346,895	$1,244,444	$1,323,329
12/21	$1,357,024	$1,243,605	$1,331,786
1/22	$1,358,893	$1,216,340	$1,336,629
2/22	$1,350,056	$1,199,756	$1,329,766
3/22	$1,350,946	$1,167,568	$1,330,401
4/22	$1,348,127	$1,124,021	$1,333,289
5/22	$1,307,614	$1,130,205	$1,299,180
6/22	$1,263,553	$1,107,621	$1,271,039
7/22	$1,301,664	$1,135,469	$1,298,143
8/22	$1,320,861	$1,105,951	$1,317,747
9/22	$1,277,645	$1,058,302	$1,287,733
10/22	$1,292,245	$1,046,690	$1,300,529
11/22	$1,316,515	$1,085,718	$1,316,107
12/22	$1,316,264	$1,082,030	$1,321,517
1/23	$1,360,018	$1,115,595	$1,356,766
2/23	$1,367,765	$1,088,183	$1,364,593
3/23	$1,364,043	$1,113,711	$1,364,164
4/23	$1,379,788	$1,120,515	$1,378,512
5/23	$1,374,708	$1,108,897	$1,375,980
6/23	$1,405,112	$1,107,174	$1,407,134
7/23	$1,427,837	$1,108,275	$1,425,220
8/23	$1,448,476	$1,101,601	$1,441,918
9/23	$1,457,673	$1,075,333	$1,455,796
10/23	$1,449,803	$1,059,162	$1,455,531
11/23	$1,476,410	$1,106,829	$1,473,284
12/23	$1,506,376	$1,148,827	$1,497,560
1/24	$1,515,551	$1,146,078	$1,507,669
2/24	$1,528,391	$1,132,337	$1,521,378
3/24	$1,543,383	$1,143,455	$1,534,339
4/24	$1,548,909	$1,116,734	$1,543,570
5/24	$1,563,850	$1,135,245	$1,558,065
6/24	$1,569,131	$1,145,623	$1,563,507
7/24	$1,581,058	$1,171,626	$1,574,170
8/24	$1,593,009	$1,188,874	$1,584,158
9/24	$1,601,182	$1,205,180	$1,595,460
10/24	$1,615,644	$1,177,807	$1,609,188
11/24	$1,630,054	$1,190,224	$1,622,490
12/24	$1,639,561	$1,172,248	$1,631,665
1/25	$1,650,687	$1,179,312	$1,642,939
2/25	$1,652,419	$1,203,695	$1,644,677
3/25	$1,637,366	$1,203,408	$1,639,523
4/25	$1,633,842	$1,207,658	$1,638,644
5/25	$1,665,415	$1,201,533	$1,664,096
6/25	$1,678,011	$1,220,252	$1,677,481
7/25	$1,685,638	$1,218,511	$1,692,161
8/25	$1,693,037	$1,233,147	$1,699,725
9/25	$1,701,331	$1,246,212	$1,707,156
10/25	$1,705,389	$1,254,442	$1,710,926

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	5.55%	6.69%	5.48%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 4,864,897,770
Holdings Count | Holding	654
Advisory Fees Paid, Amount	$ 27,657,470
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,864,897,770
# of Portfolio Holdings (for Senior Debt Portfolio)	654
Portfolio Turnover Rate (for Senior Debt Portfolio)	42%
Total Advisory Fees Paid	$27,657,470

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Common Stocks	1.1%
Short-Term Investments	1.2%
Asset-Backed Securities	2.1%
Corporate Bonds	6.2%
Senior Floating-Rate Loans	88.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.1%
CCC or Lower	3.9%
B	64.1%
BB	24.4%
BBB	4.5%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000213855
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Advantage Fund
Class Name	Class R6
Trading Symbol	EFRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$200	1.95%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↓ Loan selection in the professional services, machinery, and energy equipment and services industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest single detractor from performance was an overweight to a contract producer and packager of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to secured high-yield bonds aided returns, as these fixed-rate bonds benefited from the interest-rate environment and outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top contributor was an underweight to a defaulted auto components company

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$5,000,000	$5,000,000	$5,000,000
11/15	$4,935,432	$4,981,766	$4,956,200
12/15	$4,868,065	$4,956,879	$4,904,160
1/16	$4,823,109	$5,011,598	$4,872,138
2/16	$4,795,492	$5,047,198	$4,846,467
3/16	$4,984,413	$5,109,053	$4,980,025
4/16	$5,108,932	$5,143,862	$5,078,886
5/16	$5,155,990	$5,147,880	$5,124,163
6/16	$5,148,434	$5,238,507	$5,125,247
7/16	$5,236,219	$5,281,675	$5,198,563
8/16	$5,284,738	$5,287,372	$5,237,601
9/16	$5,351,928	$5,288,629	$5,282,850
10/16	$5,409,502	$5,253,543	$5,326,456
11/16	$5,419,642	$5,135,458	$5,340,555
12/16	$5,498,239	$5,150,713	$5,402,306
1/17	$5,534,394	$5,168,885	$5,432,535
2/17	$5,567,707	$5,208,767	$5,459,794
3/17	$5,583,095	$5,207,022	$5,464,185
4/17	$5,608,657	$5,250,226	$5,488,038
5/17	$5,634,942	$5,290,734	$5,508,103
6/17	$5,640,181	$5,286,248	$5,505,744
7/17	$5,677,676	$5,312,578	$5,543,626
8/17	$5,678,253	$5,358,413	$5,541,183
9/17	$5,709,598	$5,339,555	$5,562,847
10/17	$5,748,217	$5,345,966	$5,596,118
11/17	$5,758,684	$5,337,876	$5,602,611
12/17	$5,780,754	$5,361,408	$5,624,799
1/18	$5,840,728	$5,309,816	$5,678,937
2/18	$5,856,388	$5,259,468	$5,690,213
3/18	$5,879,600	$5,285,995	$5,706,247
4/18	$5,907,985	$5,250,724	$5,729,825
5/18	$5,916,012	$5,279,359	$5,739,485
6/18	$5,923,644	$5,271,702	$5,746,104
7/18	$5,975,423	$5,282,735	$5,788,571
8/18	$6,005,343	$5,308,761	$5,811,795
9/18	$6,045,837	$5,286,013	$5,851,753
10/18	$6,043,612	$5,241,794	$5,849,936
11/18	$5,980,539	$5,265,368	$5,797,159
12/18	$5,796,730	$5,347,748	$5,649,631
1/19	$5,969,592	$5,421,482	$5,793,507
2/19	$6,068,180	$5,427,391	$5,885,722
3/19	$6,046,332	$5,525,397	$5,875,448
4/19	$6,153,112	$5,533,131	$5,972,486
5/19	$6,124,826	$5,617,891	$5,959,534
6/19	$6,130,098	$5,697,352	$5,973,973
7/19	$6,184,551	$5,714,311	$6,021,862
8/19	$6,161,401	$5,843,610	$6,005,311
9/19	$6,188,561	$5,818,293	$6,033,327
10/19	$6,157,089	$5,837,092	$6,006,187
11/19	$6,195,052	$5,835,924	$6,041,475
12/19	$6,315,348	$5,844,621	$6,137,861
1/20	$6,348,005	$5,949,520	$6,172,156
2/20	$6,253,592	$6,038,603	$6,090,586
3/20	$5,327,062	$5,920,648	$5,337,170
4/20	$5,569,034	$6,039,247	$5,577,432
5/20	$5,807,090	$6,095,652	$5,789,125
6/20	$5,894,927	$6,146,514	$5,855,019
7/20	$6,014,043	$6,254,483	$5,969,611
8/20	$6,128,013	$6,218,418	$6,058,776
9/20	$6,156,154	$6,207,211	$6,097,196
10/20	$6,166,767	$6,185,025	$6,109,597
11/20	$6,354,649	$6,265,736	$6,245,595
12/20	$6,443,687	$6,287,373	$6,329,640
1/21	$6,527,985	$6,247,854	$6,404,900
2/21	$6,567,489	$6,167,238	$6,442,537
3/21	$6,559,587	$6,095,467	$6,442,376
4/21	$6,595,678	$6,146,723	$6,475,484
5/21	$6,629,869	$6,170,168	$6,513,096
6/21	$6,670,721	$6,215,150	$6,537,220
7/21	$6,667,961	$6,277,558	$6,536,355
8/21	$6,710,283	$6,273,367	$6,567,395
9/21	$6,750,873	$6,219,796	$6,609,592
10/21	$6,760,429	$6,214,712	$6,627,214
11/21	$6,744,138	$6,222,219	$6,616,645
12/21	$6,795,096	$6,218,024	$6,658,931
1/22	$6,798,160	$6,081,699	$6,683,146
2/22	$6,754,163	$5,998,781	$6,648,830
3/22	$6,758,796	$5,837,841	$6,652,007
4/22	$6,745,008	$5,620,104	$6,666,443
5/22	$6,541,294	$5,651,027	$6,495,902
6/22	$6,320,887	$5,538,106	$6,355,193
7/22	$6,511,975	$5,677,345	$6,490,715
8/22	$6,608,505	$5,529,755	$6,588,733
9/22	$6,392,366	$5,291,512	$6,438,663
10/22	$6,465,801	$5,233,452	$6,502,645
11/22	$6,594,785	$5,428,589	$6,580,537
12/22	$6,593,886	$5,410,151	$6,607,584
1/23	$6,813,388	$5,577,976	$6,783,832
2/23	$6,852,302	$5,440,916	$6,822,963
3/23	$6,834,009	$5,568,556	$6,820,821
4/23	$6,913,193	$5,602,573	$6,892,559
5/23	$6,888,088	$5,544,487	$6,879,899
6/23	$7,040,775	$5,535,870	$7,035,670
7/23	$7,155,008	$5,541,373	$7,126,102
8/23	$7,251,611	$5,508,004	$7,209,592
9/23	$7,305,308	$5,376,665	$7,278,978
10/23	$7,264,460	$5,295,810	$7,277,657
11/23	$7,398,121	$5,534,147	$7,366,422
12/23	$7,548,550	$5,744,136	$7,487,798
1/24	$7,602,386	$5,730,389	$7,538,346
2/24	$7,667,072	$5,661,684	$7,606,888
3/24	$7,734,959	$5,717,273	$7,671,694
4/24	$7,770,537	$5,583,670	$7,717,851
5/24	$7,838,032	$5,676,226	$7,790,327
6/24	$7,864,838	$5,728,116	$7,817,537
7/24	$7,932,835	$5,858,131	$7,870,851
8/24	$7,985,196	$5,944,368	$7,920,788
9/24	$8,034,531	$6,025,898	$7,977,298
10/24	$8,107,326	$5,889,033	$8,045,940
11/24	$8,179,875	$5,951,119	$8,112,449
12/24	$8,227,936	$5,861,240	$8,158,325
1/25	$8,275,902	$5,896,559	$8,214,695
2/25	$8,293,191	$6,018,474	$8,223,386
3/25	$8,217,023	$6,017,038	$8,197,617
4/25	$8,199,590	$6,038,290	$8,193,221
5/25	$8,349,883	$6,007,665	$8,320,479
6/25	$8,421,922	$6,101,262	$8,387,404
7/25	$8,460,583	$6,092,553	$8,460,806
8/25	$8,498,107	$6,165,735	$8,498,627
9/25	$8,540,115	$6,231,062	$8,535,781
10/25	$8,560,467	$6,272,211	$8,554,630

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	5.59%	6.78%	5.52%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%
Footnote	Description
Footnote[1]	Class R6 performance prior to 5/31/19 is linked to Class I. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 4,864,897,770
Holdings Count | Holding	654
Advisory Fees Paid, Amount	$ 27,657,470
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,864,897,770
# of Portfolio Holdings (for Senior Debt Portfolio)	654
Portfolio Turnover Rate (for Senior Debt Portfolio)	42%
Total Advisory Fees Paid	$27,657,470

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Common Stocks	1.1%
Short-Term Investments	1.2%
Asset-Backed Securities	2.1%
Corporate Bonds	6.2%
Senior Floating-Rate Loans	88.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.1%
CCC or Lower	3.9%
B	64.1%
BB	24.4%
BBB	4.5%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000014460
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Equity Income Fund
Class Name	Class A
Trading Symbol	EADIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Equity Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.16%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index (the Index):

↓ The use of equity index futures contracts – a type of derivative used to manage the Fund’s market exposures – detracted from Index-relative returns

↓ Stock selections and overweight exposure to health care, stock selections in industrials, and stock selections and underweight to information technology impacted returns

↓ On an individual stock basis, the largest detractor from performance was Novo Nordisk

↑ The Fund’s common stock portfolio outperformed the Index and contributed to Index-relative returns during the period

↑ Stock selections and an overweight to financials, stock selections in communication services, and stock selections and an underweight to consumer staples helped

↑ On an individual stock basis, the largest contributor was Zegona Communications – whose stock price more than tripled after closing a strategic acquisition and partnering to build fiber networks across Spain

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI World Index
10/15	$10,000	$10,000
11/15	$9,505	$9,950
12/15	$9,349	$9,775
1/16	$8,892	$9,191
2/16	$8,673	$9,122
3/16	$9,178	$9,741
4/16	$9,283	$9,895
5/16	$9,348	$9,951
6/16	$9,201	$9,839
7/16	$9,536	$10,255
8/16	$9,465	$10,264
9/16	$9,487	$10,318
10/16	$9,313	$10,118
11/16	$9,335	$10,264
12/16	$9,525	$10,510
1/17	$9,785	$10,763
2/17	$9,980	$11,062
3/17	$10,072	$11,180
4/17	$10,304	$11,345
5/17	$10,632	$11,585
6/17	$10,655	$11,630
7/17	$10,845	$11,908
8/17	$10,745	$11,925
9/17	$10,936	$12,192
10/17	$11,118	$12,423
11/17	$11,248	$12,692
12/17	$11,432	$12,864
1/18	$11,965	$13,543
2/18	$11,379	$12,982
3/18	$11,339	$12,699
4/18	$11,389	$12,845
5/18	$11,294	$12,925
6/18	$11,281	$12,919
7/18	$11,623	$13,323
8/18	$11,738	$13,487
9/18	$11,789	$13,563
10/18	$10,869	$12,567
11/18	$10,977	$12,709
12/18	$10,125	$11,743
1/19	$10,880	$12,657
2/19	$11,164	$13,037
3/19	$11,346	$13,209
4/19	$11,819	$13,677
5/19	$11,047	$12,888
6/19	$11,785	$13,737
7/19	$11,771	$13,805
8/19	$11,579	$13,523
9/19	$11,793	$13,810
10/19	$12,121	$14,162
11/19	$12,546	$14,556
12/19	$13,011	$14,992
1/20	$12,891	$14,901
2/20	$11,971	$13,642
3/20	$10,114	$11,836
4/20	$11,126	$13,129
5/20	$11,745	$13,764
6/20	$12,062	$14,128
7/20	$12,574	$14,803
8/20	$13,334	$15,793
9/20	$12,938	$15,248
10/20	$12,510	$14,780
11/20	$14,132	$16,670
12/20	$14,876	$17,377
1/21	$14,698	$17,204
2/21	$15,239	$17,645
3/21	$15,653	$18,232
4/21	$16,488	$19,080
5/21	$16,915	$19,355
6/21	$16,911	$19,644
7/21	$17,229	$19,995
8/21	$17,689	$20,493
9/21	$16,887	$19,642
10/21	$17,864	$20,755
11/21	$17,444	$20,300
12/21	$18,310	$21,168
1/22	$17,377	$20,048
2/22	$16,706	$19,541
3/22	$16,842	$20,077
4/22	$15,446	$18,409
5/22	$15,715	$18,423
6/22	$14,193	$16,827
7/22	$15,330	$18,163
8/22	$14,519	$17,404
9/22	$13,346	$15,786
10/22	$14,354	$16,920
11/22	$15,564	$18,096
12/22	$14,874	$17,327
1/23	$15,981	$18,554
2/23	$15,486	$18,108
3/23	$15,978	$18,667
4/23	$16,303	$18,994
5/23	$16,208	$18,805
6/23	$17,194	$19,942
7/23	$17,785	$20,612
8/23	$17,394	$20,119
9/23	$16,573	$19,252
10/23	$16,235	$18,693
11/23	$17,737	$20,445
12/23	$18,595	$21,449
1/24	$18,698	$21,707
2/24	$19,562	$22,627
3/24	$20,136	$23,354
4/24	$19,438	$22,487
5/24	$20,452	$23,491
6/24	$20,556	$23,969
7/24	$20,565	$24,391
8/24	$21,053	$25,036
9/24	$21,205	$25,494
10/24	$20,419	$24,988
11/24	$20,924	$26,135
12/24	$20,219	$25,454
1/25	$21,030	$26,352
2/25	$21,233	$26,163
3/25	$20,372	$24,998
4/25	$20,507	$25,220
5/25	$21,563	$26,713
6/25	$22,477	$27,865
7/25	$22,300	$28,224
8/25	$22,831	$28,960
9/25	$23,540	$29,891
10/25	$24,146	$30,490

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	18.28%	14.05%	9.80%
Class A with 5.25% Maximum Sales Charge	12.05%	12.84%	9.21%
MSCI World Index (net of foreign withholding taxes)	22.02%	15.57%	11.78%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 758,696,474
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 4,420,728
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$758,696,474
# of Portfolio Holdings	104
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$4,420,728

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	5.2%
Denmark	1.5%
Germany	1.8%
Switzerland	2.0%
Spain	2.0%
Taiwan	2.1%
Japan	2.7%
Netherlands	4.1%
France	5.4%
United Kingdom	9.7%
United States	63.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Alphabet, Inc., Class C	4.6%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.0%
Eli Lilly & Co.	3.6%
Apple, Inc.	3.5%
Amazon.com, Inc.	3.4%
ASML Holding NV	2.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.1%
Micron Technology, Inc.	2.0%
Safran SA	1.7%
Total	31.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014462
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Equity Income Fund
Class Name	Class C
Trading Symbol	ECDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Equity Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$209	1.92%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index (the Index):

↓ The use of equity index futures contracts – a type of derivative used to manage the Fund’s market exposures – detracted from Index-relative returns

↓ Stock selections and overweight exposure to health care, stock selections in industrials, and stock selections and underweight to information technology impacted returns

↓ On an individual stock basis, the largest detractor from performance was Novo Nordisk

↑ The Fund’s common stock portfolio outperformed the Index and contributed to Index-relative returns during the period

↑ Stock selections and an overweight to financials, stock selections in communication services, and stock selections and an underweight to consumer staples helped

↑ On an individual stock basis, the largest contributor was Zegona Communications – whose stock price more than tripled after closing a strategic acquisition and partnering to build fiber networks across Spain

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI World Index
10/15	$10,000	$10,000
11/15	$10,025	$9,950
12/15	$9,857	$9,775
1/16	$9,366	$9,191
2/16	$9,137	$9,122
3/16	$9,656	$9,741
4/16	$9,761	$9,895
5/16	$9,823	$9,951
6/16	$9,671	$9,839
7/16	$10,009	$10,255
8/16	$9,927	$10,264
9/16	$9,953	$10,318
10/16	$9,764	$10,118
11/16	$9,771	$10,264
12/16	$9,968	$10,510
1/17	$10,231	$10,763
2/17	$10,429	$11,062
3/17	$10,519	$11,180
4/17	$10,756	$11,345
5/17	$11,093	$11,585
6/17	$11,100	$11,630
7/17	$11,291	$11,908
8/17	$11,188	$11,925
9/17	$11,381	$12,192
10/17	$11,555	$12,423
11/17	$11,683	$12,692
12/17	$11,878	$12,864
1/18	$12,423	$13,543
2/18	$11,806	$12,982
3/18	$11,748	$12,699
4/18	$11,802	$12,845
5/18	$11,696	$12,925
6/18	$11,676	$12,919
7/18	$12,023	$13,323
8/18	$12,134	$13,487
9/18	$12,180	$13,563
10/18	$11,220	$12,567
11/18	$11,323	$12,709
12/18	$10,436	$11,743
1/19	$11,209	$12,657
2/19	$11,494	$13,037
3/19	$11,676	$13,209
4/19	$12,154	$13,677
5/19	$11,351	$12,888
6/19	$12,105	$13,737
7/19	$12,083	$13,805
8/19	$11,868	$13,523
9/19	$12,090	$13,810
10/19	$12,420	$14,162
11/19	$12,839	$14,556
12/19	$13,307	$14,992
1/20	$13,175	$14,901
2/20	$12,226	$13,642
3/20	$10,324	$11,836
4/20	$11,353	$13,129
5/20	$11,979	$13,764
6/20	$12,285	$14,128
7/20	$12,801	$14,803
8/20	$13,578	$15,793
9/20	$13,155	$15,248
10/20	$12,710	$14,780
11/20	$14,355	$16,670
12/20	$15,104	$17,377
1/21	$14,912	$17,204
2/21	$15,453	$17,645
3/21	$15,865	$18,232
4/21	$16,702	$19,080
5/21	$17,125	$19,355
6/21	$17,099	$19,644
7/21	$17,422	$19,995
8/21	$17,877	$20,493
9/21	$17,053	$19,642
10/21	$18,021	$20,755
11/21	$17,584	$20,300
12/21	$18,458	$21,168
1/22	$17,505	$20,048
2/22	$16,815	$19,541
3/22	$16,943	$20,077
4/22	$15,526	$18,409
5/22	$15,786	$18,423
6/22	$14,254	$16,827
7/22	$15,378	$18,163
8/22	$14,565	$17,404
9/22	$13,372	$15,786
10/22	$14,376	$16,920
11/22	$15,581	$18,096
12/22	$14,877	$17,327
1/23	$15,975	$18,554
2/23	$15,471	$18,108
3/23	$15,956	$18,667
4/23	$16,259	$18,994
5/23	$16,166	$18,805
6/23	$17,140	$19,942
7/23	$17,709	$20,612
8/23	$17,307	$20,119
9/23	$16,478	$19,252
10/23	$16,130	$18,693
11/23	$17,616	$20,445
12/23	$18,460	$21,449
1/24	$18,550	$21,707
2/24	$19,397	$22,627
3/24	$19,944	$23,354
4/24	$19,250	$22,487
5/24	$20,232	$23,491
6/24	$20,334	$23,969
7/24	$20,319	$24,391
8/24	$20,801	$25,036
9/24	$20,928	$25,494
10/24	$20,148	$24,988
11/24	$20,635	$26,135
12/24	$19,925	$25,454
1/25	$20,712	$26,352
2/25	$20,889	$26,163
3/25	$20,040	$24,998
4/25	$20,159	$25,220
5/25	$21,187	$26,713
6/25	$22,073	$27,865
7/25	$21,872	$28,224
8/25	$22,382	$28,960
9/25	$23,064	$29,891
10/25	$23,996	$30,490

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	17.38%	13.22%	9.14%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	16.38%	13.22%	9.14%
MSCI World Index (net of foreign withholding taxes)	22.02%	15.57%	11.78%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 758,696,474
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 4,420,728
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$758,696,474
# of Portfolio Holdings	104
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$4,420,728

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	5.2%
Denmark	1.5%
Germany	1.8%
Switzerland	2.0%
Spain	2.0%
Taiwan	2.1%
Japan	2.7%
Netherlands	4.1%
France	5.4%
United Kingdom	9.7%
United States	63.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Alphabet, Inc., Class C	4.6%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.0%
Eli Lilly & Co.	3.6%
Apple, Inc.	3.5%
Amazon.com, Inc.	3.4%
ASML Holding NV	2.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.1%
Micron Technology, Inc.	2.0%
Safran SA	1.7%
Total	31.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000054103
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Equity Income Fund
Class Name	Class I
Trading Symbol	EIDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Equity Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	0.91%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index (the Index):

↓ The use of equity index futures contracts – a type of derivative used to manage the Fund’s market exposures – detracted from Index-relative returns

↓ Stock selections and overweight exposure to health care, stock selections in industrials, and stock selections and underweight to information technology impacted returns

↓ On an individual stock basis, the largest detractor from performance was Novo Nordisk

↑ The Fund’s common stock portfolio outperformed the Index and contributed to Index-relative returns during the period

↑ Stock selections and an overweight to financials, stock selections in communication services, and stock selections and an underweight to consumer staples helped

↑ On an individual stock basis, the largest contributor was Zegona Communications – whose stock price more than tripled after closing a strategic acquisition and partnering to build fiber networks across Spain

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI World Index
10/15	$1,000,000	$1,000,000
11/15	$1,003,319	$995,024
12/15	$986,495	$977,534
1/16	$939,143	$919,054
2/16	$916,184	$912,214
3/16	$969,721	$974,116
4/16	$980,989	$989,530
5/16	$988,006	$995,088
6/16	$972,745	$983,937
7/16	$1,008,315	$1,025,507
8/16	$1,000,966	$1,026,360
9/16	$1,003,551	$1,031,811
10/16	$985,315	$1,011,843
11/16	$987,888	$1,026,392
12/16	$1,007,545	$1,050,952
1/17	$1,035,888	$1,076,317
2/17	$1,056,782	$1,106,178
3/17	$1,066,726	$1,117,961
4/17	$1,091,531	$1,134,514
5/17	$1,126,505	$1,158,514
6/17	$1,129,157	$1,162,972
7/17	$1,149,460	$1,190,804
8/17	$1,139,142	$1,192,481
9/17	$1,159,598	$1,219,246
10/17	$1,179,189	$1,242,287
11/17	$1,193,236	$1,269,205
12/17	$1,213,875	$1,286,369
1/18	$1,269,662	$1,354,289
2/18	$1,207,832	$1,298,185
3/18	$1,203,826	$1,269,889
4/18	$1,209,376	$1,284,481
5/18	$1,199,593	$1,292,530
6/18	$1,198,453	$1,291,914
7/18	$1,234,991	$1,332,265
8/18	$1,247,486	$1,348,749
9/18	$1,253,173	$1,356,259
10/18	$1,156,654	$1,256,672
11/18	$1,167,382	$1,270,947
12/18	$1,077,085	$1,174,307
1/19	$1,157,642	$1,265,675
2/19	$1,188,049	$1,303,734
3/19	$1,207,618	$1,320,857
4/19	$1,258,149	$1,367,694
5/19	$1,176,257	$1,288,777
6/19	$1,256,016	$1,373,701
7/19	$1,254,862	$1,380,505
8/19	$1,233,677	$1,352,268
9/19	$1,256,662	$1,381,045
10/19	$1,292,960	$1,416,189
11/19	$1,337,462	$1,455,630
12/19	$1,387,199	$1,499,238
1/20	$1,374,748	$1,490,113
2/20	$1,277,011	$1,364,161
3/20	$1,079,293	$1,183,624
4/20	$1,187,496	$1,312,928
5/20	$1,254,742	$1,376,353
6/20	$1,287,789	$1,412,759
7/20	$1,342,749	$1,480,348
8/20	$1,424,078	$1,579,256
9/20	$1,382,184	$1,524,773
10/20	$1,336,680	$1,478,001
11/20	$1,510,231	$1,666,980
12/20	$1,590,341	$1,737,655
1/21	$1,571,245	$1,720,385
2/21	$1,629,431	$1,764,469
3/21	$1,674,025	$1,823,176
4/21	$1,764,676	$1,908,027
5/21	$1,810,667	$1,935,513
6/21	$1,809,589	$1,964,365
7/21	$1,845,063	$1,999,549
8/21	$1,894,634	$2,049,314
9/21	$1,808,214	$1,964,226
10/21	$1,913,097	$2,075,480
11/21	$1,868,464	$2,030,000
12/21	$1,962,016	$2,116,763
1/22	$1,863,177	$2,004,763
2/22	$1,790,611	$1,954,060
3/22	$1,806,634	$2,007,686
4/22	$1,657,417	$1,840,901
5/22	$1,685,442	$1,842,295
6/22	$1,522,773	$1,682,712
7/22	$1,644,888	$1,816,313
8/22	$1,559,479	$1,740,377
9/22	$1,432,689	$1,578,592
10/22	$1,541,121	$1,691,955
11/22	$1,671,351	$1,809,597
12/22	$1,597,779	$1,732,749
1/23	$1,717,732	$1,855,351
2/23	$1,664,018	$1,810,751
3/23	$1,717,246	$1,866,703
4/23	$1,752,403	$1,899,425
5/23	$1,743,814	$1,880,463
6/23	$1,850,190	$1,994,189
7/23	$1,912,769	$2,061,179
8/23	$1,872,446	$2,011,946
9/23	$1,783,323	$1,925,154
10/23	$1,747,269	$1,869,294
11/23	$1,910,558	$2,044,545
12/23	$2,003,205	$2,144,920
1/24	$2,014,672	$2,170,660
2/24	$2,108,178	$2,262,691
3/24	$2,170,308	$2,335,402
4/24	$2,095,648	$2,248,654
5/24	$2,204,064	$2,349,061
6/24	$2,216,944	$2,396,860
7/24	$2,218,374	$2,439,098
8/24	$2,271,402	$2,503,565
9/24	$2,288,350	$2,549,415
10/24	$2,204,008	$2,498,842
11/24	$2,258,929	$2,613,506
12/24	$2,183,359	$2,545,396
1/25	$2,271,334	$2,635,220
2/25	$2,293,716	$2,616,253
3/25	$2,201,237	$2,499,776
4/25	$2,216,361	$2,521,992
5/25	$2,330,735	$2,671,273
6/25	$2,431,264	$2,786,547
7/25	$2,411,287	$2,822,417
8/25	$2,469,230	$2,896,041
9/25	$2,546,285	$2,989,137
10/25	$2,612,876	$3,048,995

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	18.55%	14.34%	10.07%
MSCI World Index (net of foreign withholding taxes)	22.02%	15.57%	11.78%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 758,696,474
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 4,420,728
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$758,696,474
# of Portfolio Holdings	104
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$4,420,728

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	5.2%
Denmark	1.5%
Germany	1.8%
Switzerland	2.0%
Spain	2.0%
Taiwan	2.1%
Japan	2.7%
Netherlands	4.1%
France	5.4%
United Kingdom	9.7%
United States	63.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Alphabet, Inc., Class C	4.6%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.0%
Eli Lilly & Co.	3.6%
Apple, Inc.	3.5%
Amazon.com, Inc.	3.4%
ASML Holding NV	2.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.1%
Micron Technology, Inc.	2.0%
Safran SA	1.7%
Total	31.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000023227
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Income Builder Fund
Class Name	Class A
Trading Symbol	EDIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Income Builder Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.17%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index (the Index). The Fund’s custom benchmark is 65% MSCI World Index / 35% ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index (the ICE BofA Index):

↓ The Fund’s underweight allocation to equities detracted from relative performance compared to the ICE BofA Index

↓ The Fund’s allocation to bank loans underperformed the Index and detracted from Index-relative returns during the period

↓ Allocation to preferred securities underperformed the Index, but outperformed the preferred market as measured by ICE BofA Fixed-Rate Preferred Securities Index

↑ The Fund exhibited strong absolute performance driven by strong security selection in both equity and fixed income sleeves

↑ The Fund’s overweight allocation to high yield contributed to relative performance compared to the ICE BofA Index

↑ The Fund’s common stock portfolio outperformed the Index and contributed to Index-relative returns during the period. Among sectors, stock selections and underweight exposure to consumer staples, and stock selections in communication services and financials helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI World Index	Blended Index	ICE BofA DM HY
10/15	$10,000	$10,000	$10,000	$10,000
11/15	$9,505	$9,950	$9,879	$9,747
12/15	$9,341	$9,775	$9,692	$9,539
1/16	$8,988	$9,191	$9,258	$9,377
2/16	$8,837	$9,122	$9,226	$9,413
3/16	$9,279	$9,741	$9,804	$9,912
4/16	$9,389	$9,895	$10,034	$10,287
5/16	$9,467	$9,951	$10,074	$10,295
6/16	$9,360	$9,839	$10,019	$10,349
7/16	$9,645	$10,255	$10,386	$10,620
8/16	$9,653	$10,264	$10,467	$10,840
9/16	$9,673	$10,318	$10,523	$10,901
10/16	$9,518	$10,118	$10,384	$10,880
11/16	$9,491	$10,264	$10,449	$10,784
12/16	$9,652	$10,510	$10,678	$10,981
1/17	$9,884	$10,763	$10,909	$11,166
2/17	$10,046	$11,062	$11,150	$11,296
3/17	$10,102	$11,180	$11,224	$11,287
4/17	$10,325	$11,345	$11,391	$11,456
5/17	$10,584	$11,585	$11,603	$11,616
6/17	$10,605	$11,630	$11,649	$11,665
7/17	$10,781	$11,908	$11,901	$11,865
8/17	$10,718	$11,925	$11,916	$11,878
9/17	$10,872	$12,192	$12,125	$11,979
10/17	$11,014	$12,423	$12,284	$12,006
11/17	$11,095	$12,692	$12,462	$12,021
12/17	$11,214	$12,864	$12,587	$12,064
1/18	$11,589	$13,543	$13,081	$12,234
2/18	$11,168	$12,982	$12,667	$12,069
3/18	$11,140	$12,699	$12,473	$12,029
4/18	$11,173	$12,845	$12,579	$12,065
5/18	$11,119	$12,925	$12,592	$11,958
6/18	$11,090	$12,919	$12,594	$11,975
7/18	$11,361	$13,323	$12,903	$12,119
8/18	$11,445	$13,487	$13,028	$12,178
9/18	$11,491	$13,563	$13,097	$12,235
10/18	$10,846	$12,567	$12,380	$11,991
11/18	$10,868	$12,709	$12,421	$11,851
12/18	$10,270	$11,743	$11,732	$11,645
1/19	$10,888	$12,657	$12,500	$12,142
2/19	$11,126	$13,037	$12,816	$12,339
3/19	$11,327	$13,209	$12,956	$12,423
4/19	$11,656	$13,677	$13,316	$12,593
5/19	$11,202	$12,888	$12,749	$12,411
6/19	$11,739	$13,737	$13,422	$12,762
7/19	$11,761	$13,805	$13,466	$12,765
8/19	$11,667	$13,523	$13,298	$12,796
9/19	$11,818	$13,810	$13,485	$12,803
10/19	$12,036	$14,162	$13,739	$12,887
11/19	$12,294	$14,556	$13,997	$12,912
12/19	$12,683	$14,992	$14,381	$13,206
1/20	$12,600	$14,901	$14,311	$13,172
2/20	$11,961	$13,642	$13,432	$12,928
3/20	$10,202	$11,836	$11,707	$11,361
4/20	$11,022	$13,129	$12,714	$11,849
5/20	$11,552	$13,764	$13,309	$12,370
6/20	$11,802	$14,128	$13,601	$12,537
7/20	$12,320	$14,803	$14,275	$13,199
8/20	$12,841	$15,793	$14,964	$13,381
9/20	$12,514	$15,248	$14,554	$13,190
10/20	$12,292	$14,780	$14,278	$13,227
11/20	$13,467	$16,670	$15,699	$13,849
12/20	$14,021	$17,377	$16,252	$14,152
1/21	$13,920	$17,204	$16,163	$14,192
2/21	$14,257	$17,645	$16,457	$14,253
3/21	$14,486	$18,232	$16,786	$14,187
4/21	$15,045	$19,080	$17,383	$14,403
5/21	$15,317	$19,355	$17,588	$14,502
6/21	$15,396	$19,644	$17,783	$14,560
7/21	$15,600	$19,995	$18,013	$14,614
8/21	$15,874	$20,493	$18,327	$14,665
9/21	$15,341	$19,642	$17,802	$14,597
10/21	$15,866	$20,755	$18,441	$14,559
11/21	$15,554	$20,300	$18,074	$14,322
12/21	$16,140	$21,168	$18,697	$14,598
1/22	$15,410	$20,048	$17,874	$14,195
2/22	$14,993	$19,541	$17,497	$14,007
3/22	$15,046	$20,077	$17,755	$13,883
4/22	$14,052	$18,409	$16,505	$13,233
5/22	$14,179	$18,423	$16,525	$13,259
6/22	$13,008	$16,827	$15,163	$12,270
7/22	$13,901	$18,163	$16,227	$12,920
8/22	$13,301	$17,404	$15,642	$12,594
9/22	$12,351	$15,786	$14,440	$12,002
10/22	$13,032	$16,920	$15,259	$12,346
11/22	$13,818	$18,096	$16,122	$12,747
12/22	$13,432	$17,327	$15,680	$12,754
1/23	$14,252	$18,554	$16,631	$13,288
2/23	$13,894	$18,108	$16,282	$13,085
3/23	$14,230	$18,667	$16,689	$13,269
4/23	$14,463	$18,994	$16,951	$13,431
5/23	$14,309	$18,805	$16,763	$13,255
6/23	$14,842	$19,942	$17,534	$13,507
7/23	$15,181	$20,612	$18,016	$13,727
8/23	$15,012	$20,119	$17,729	$13,711
9/23	$14,466	$19,252	$17,145	$13,518
10/23	$14,205	$18,693	$16,758	$13,375
11/23	$15,258	$20,445	$18,072	$14,042
12/23	$15,916	$21,449	$18,887	$14,572
1/24	$15,977	$21,707	$19,024	$14,549
2/24	$16,404	$22,627	$19,563	$14,581
3/24	$16,721	$23,354	$20,035	$14,716
4/24	$16,378	$22,487	$19,480	$14,566
5/24	$16,976	$23,491	$20,143	$14,777
6/24	$17,112	$23,969	$20,451	$14,863
7/24	$17,220	$24,391	$20,829	$15,162
8/24	$17,625	$25,036	$21,336	$15,472
9/24	$17,796	$25,494	$21,718	$15,737
10/24	$17,305	$24,988	$21,364	$15,584
11/24	$17,572	$26,135	$22,030	$15,645
12/24	$17,171	$25,454	$21,608	$15,546
1/25	$17,609	$26,352	$22,200	$15,744
2/25	$17,719	$26,163	$22,157	$15,867
3/25	$17,398	$24,998	$21,496	$15,826
4/25	$17,708	$25,220	$21,710	$16,015
5/25	$18,405	$26,713	$22,666	$16,269
6/25	$19,058	$27,865	$23,481	$16,638
7/25	$18,939	$28,224	$23,676	$16,635
8/25	$19,244	$28,960	$24,201	$16,883
9/25	$19,671	$29,891	$24,771	$17,012
10/25	$20,041	$30,490	$25,072	$16,967

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class A	15.86%	10.27%	7.78%
Class A with 5.25% Maximum Sales Charge	9.73%	9.10%	7.19%
MSCI World Index (net of foreign withholding taxes)	22.02%	15.57%	11.78%
Blended IndexFootnote Reference2	17.35%	11.91%	9.62%
ICE BofA DM HY	8.87%	5.10%	5.42%
Footnote	Description
Footnote[1]	Effective December 7, 2015, the Fund changed its name and principal investment strategies. Performance prior to December 7, 2015 reflects the Fund’s performance under its former investment strategies. Please see the Fund's prospectus for further information.
Footnote[2]	Index consists of 65% MSCI World Index and 35% ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index, rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 286,051,127
Holdings Count | Holding	578
Advisory Fees Paid, Amount	$ 1,505,100
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$286,051,127
# of Portfolio Holdings	578
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$1,505,100

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.4%
Senior Floating-Rate Loans	2.3%
Corporate Bonds	33.1%
Common Stocks	64.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Alphabet, Inc., Class C	3.3%
Microsoft Corp.	3.2%
NVIDIA Corp.	2.9%
Amazon.com, Inc.	2.4%
Eli Lilly & Co.	2.3%
Apple, Inc.	1.6%
ASML Holding NV	1.6%
Micron Technology, Inc.	1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.3%
AstraZeneca PLC	1.2%
Total	21.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000023228
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Income Builder Fund
Class Name	Class C
Trading Symbol	EDICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Income Builder Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$206	1.92%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index (the Index). The Fund’s custom benchmark is 65% MSCI World Index / 35% ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index (the ICE BofA Index):

↓ The Fund’s underweight allocation to equities detracted from relative performance compared to the ICE BofA Index

↓ The Fund’s allocation to bank loans underperformed the Index and detracted from Index-relative returns during the period

↓ Allocation to preferred securities underperformed the Index, but outperformed the preferred market as measured by ICE BofA Fixed-Rate Preferred Securities Index

↑ The Fund exhibited strong absolute performance driven by strong security selection in both equity and fixed income sleeves

↑ The Fund’s overweight allocation to high yield contributed to relative performance compared to the ICE BofA Index

↑ The Fund’s common stock portfolio outperformed the Index and contributed to Index-relative returns during the period. Among sectors, stock selections and underweight exposure to consumer staples, and stock selections in communication services and financials helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI World Index	Blended Index	ICE BofA DM HY
10/15	$10,000	$10,000	$10,000	$10,000
11/15	$10,026	$9,950	$9,879	$9,747
12/15	$9,838	$9,775	$9,692	$9,539
1/16	$9,463	$9,191	$9,258	$9,377
2/16	$9,308	$9,122	$9,226	$9,413
3/16	$9,759	$9,741	$9,804	$9,912
4/16	$9,883	$9,895	$10,034	$10,287
5/16	$9,947	$9,951	$10,074	$10,295
6/16	$9,827	$9,839	$10,019	$10,349
7/16	$10,124	$10,255	$10,386	$10,620
8/16	$10,126	$10,264	$10,467	$10,840
9/16	$10,141	$10,318	$10,523	$10,901
10/16	$9,970	$10,118	$10,384	$10,880
11/16	$9,935	$10,264	$10,449	$10,784
12/16	$10,101	$10,510	$10,678	$10,981
1/17	$10,339	$10,763	$10,909	$11,166
2/17	$10,502	$11,062	$11,150	$11,296
3/17	$10,555	$11,180	$11,224	$11,287
4/17	$10,772	$11,345	$11,391	$11,456
5/17	$11,039	$11,585	$11,603	$11,616
6/17	$11,052	$11,630	$11,649	$11,665
7/17	$11,232	$11,908	$11,901	$11,865
8/17	$11,158	$11,925	$11,916	$11,878
9/17	$11,313	$12,192	$12,125	$11,979
10/17	$11,442	$12,423	$12,284	$12,006
11/17	$11,520	$12,692	$12,462	$12,021
12/17	$11,650	$12,864	$12,587	$12,064
1/18	$12,024	$13,543	$13,081	$12,234
2/18	$11,588	$12,982	$12,667	$12,069
3/18	$11,538	$12,699	$12,473	$12,029
4/18	$11,567	$12,845	$12,579	$12,065
5/18	$11,503	$12,925	$12,592	$11,958
6/18	$11,479	$12,919	$12,594	$11,975
7/18	$11,754	$13,323	$12,903	$12,119
8/18	$11,834	$13,487	$13,028	$12,178
9/18	$11,876	$13,563	$13,097	$12,235
10/18	$11,195	$12,567	$12,380	$11,991
11/18	$11,210	$12,709	$12,421	$11,851
12/18	$10,580	$11,743	$11,732	$11,645
1/19	$11,216	$12,657	$12,500	$12,142
2/19	$11,457	$13,037	$12,816	$12,339
3/19	$11,659	$13,209	$12,956	$12,423
4/19	$11,980	$13,677	$13,316	$12,593
5/19	$11,501	$12,888	$12,749	$12,411
6/19	$12,053	$13,737	$13,422	$12,762
7/19	$12,067	$13,805	$13,466	$12,765
8/19	$11,961	$13,523	$13,298	$12,796
9/19	$12,112	$13,810	$13,485	$12,803
10/19	$12,329	$14,162	$13,739	$12,887
11/19	$12,590	$14,556	$13,997	$12,912
12/19	$12,971	$14,992	$14,381	$13,206
1/20	$12,875	$14,901	$14,311	$13,172
2/20	$12,208	$13,642	$13,432	$12,928
3/20	$10,411	$11,836	$11,707	$11,361
4/20	$11,250	$13,129	$12,714	$11,849
5/20	$11,776	$13,764	$13,309	$12,370
6/20	$12,027	$14,128	$13,601	$12,537
7/20	$12,553	$14,803	$14,275	$13,199
8/20	$13,068	$15,793	$14,964	$13,381
9/20	$12,723	$15,248	$14,554	$13,190
10/20	$12,488	$14,780	$14,278	$13,227
11/20	$13,689	$16,670	$15,699	$13,849
12/20	$14,234	$17,377	$16,252	$14,152
1/21	$14,137	$17,204	$16,163	$14,192
2/21	$14,474	$17,645	$16,457	$14,253
3/21	$14,686	$18,232	$16,786	$14,187
4/21	$15,236	$19,080	$17,383	$14,403
5/21	$15,520	$19,355	$17,588	$14,502
6/21	$15,575	$19,644	$17,783	$14,560
7/21	$15,775	$19,995	$18,013	$14,614
8/21	$16,045	$20,493	$18,327	$14,665
9/21	$15,489	$19,642	$17,802	$14,597
10/21	$16,018	$20,755	$18,441	$14,559
11/21	$15,689	$20,300	$18,074	$14,322
12/21	$16,276	$21,168	$18,697	$14,598
1/22	$15,537	$20,048	$17,874	$14,195
2/22	$15,101	$19,541	$17,497	$14,007
3/22	$15,147	$20,077	$17,755	$13,883
4/22	$14,141	$18,409	$16,505	$13,233
5/22	$14,260	$18,423	$16,525	$13,259
6/22	$13,060	$16,827	$15,163	$12,270
7/22	$13,959	$18,163	$16,227	$12,920
8/22	$13,341	$17,404	$15,642	$12,594
9/22	$12,377	$15,786	$14,440	$12,002
10/22	$13,061	$16,920	$15,259	$12,346
11/22	$13,834	$18,096	$16,122	$12,747
12/22	$13,451	$17,327	$15,680	$12,754
1/23	$14,257	$18,554	$16,631	$13,288
2/23	$13,884	$18,108	$16,282	$13,085
3/23	$14,217	$18,667	$16,689	$13,269
4/23	$14,443	$18,994	$16,951	$13,431
5/23	$14,279	$18,805	$16,763	$13,255
6/23	$14,791	$19,942	$17,534	$13,507
7/23	$15,127	$20,612	$18,016	$13,727
8/23	$14,961	$20,119	$17,729	$13,711
9/23	$14,401	$19,252	$17,145	$13,518
10/23	$14,128	$18,693	$16,758	$13,375
11/23	$15,164	$20,445	$18,072	$14,042
12/23	$15,814	$21,449	$18,887	$14,572
1/24	$15,875	$21,707	$19,024	$14,549
2/24	$16,279	$22,627	$19,563	$14,581
3/24	$16,587	$23,354	$20,035	$14,716
4/24	$16,231	$22,487	$19,480	$14,566
5/24	$16,805	$23,491	$20,143	$14,777
6/24	$16,931	$23,969	$20,451	$14,863
7/24	$17,026	$24,391	$20,829	$15,162
8/24	$17,420	$25,036	$21,336	$15,472
9/24	$17,579	$25,494	$21,718	$15,737
10/24	$17,090	$24,988	$21,364	$15,584
11/24	$17,330	$26,135	$22,030	$15,645
12/24	$16,934	$25,454	$21,608	$15,546
1/25	$17,360	$26,352	$22,200	$15,744
2/25	$17,459	$26,163	$22,157	$15,867
3/25	$17,127	$24,998	$21,496	$15,826
4/25	$17,408	$25,220	$21,710	$16,015
5/25	$18,092	$26,713	$22,666	$16,269
6/25	$18,713	$27,865	$23,481	$16,638
7/25	$18,582	$28,224	$23,676	$16,635
8/25	$18,888	$28,960	$24,201	$16,883
9/25	$19,282	$29,891	$24,771	$17,012
10/25	$19,941	$30,490	$25,072	$16,967

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	14.95%	9.48%	7.14%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	13.95%	9.48%	7.14%
MSCI World Index (net of foreign withholding taxes)	22.02%	15.57%	11.78%
Blended IndexFootnote Reference2	17.35%	11.91%	9.62%
ICE BofA DM HY	8.87%	5.10%	5.42%
Footnote	Description
Footnote[1]	Effective December 7, 2015, the Fund changed its name and principal investment strategies. Performance prior to December 7, 2015 reflects the Fund’s performance under its former investment strategies. Please see the Fund's prospectus for further information.
Footnote[2]	Index consists of 65% MSCI World Index and 35% ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index, rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 286,051,127
Holdings Count | Holding	578
Advisory Fees Paid, Amount	$ 1,505,100
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$286,051,127
# of Portfolio Holdings	578
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$1,505,100

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.4%
Senior Floating-Rate Loans	2.3%
Corporate Bonds	33.1%
Common Stocks	64.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Alphabet, Inc., Class C	3.3%
Microsoft Corp.	3.2%
NVIDIA Corp.	2.9%
Amazon.com, Inc.	2.4%
Eli Lilly & Co.	2.3%
Apple, Inc.	1.6%
ASML Holding NV	1.6%
Micron Technology, Inc.	1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.3%
AstraZeneca PLC	1.2%
Total	21.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000023230
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Income Builder Fund
Class Name	Class I
Trading Symbol	EDIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Income Builder Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	0.92%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index (the Index). The Fund’s custom benchmark is 65% MSCI World Index / 35% ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index (the ICE BofA Index):

↓ The Fund’s underweight allocation to equities detracted from relative performance compared to the ICE BofA Index

↓ The Fund’s allocation to bank loans underperformed the Index and detracted from Index-relative returns during the period

↓ Allocation to preferred securities underperformed the Index, but outperformed the preferred market as measured by ICE BofA Fixed-Rate Preferred Securities Index

↑ The Fund exhibited strong absolute performance driven by strong security selection in both equity and fixed income sleeves

↑ The Fund’s overweight allocation to high yield contributed to relative performance compared to the ICE BofA Index

↑ The Fund’s common stock portfolio outperformed the Index and contributed to Index-relative returns during the period. Among sectors, stock selections and underweight exposure to consumer staples, and stock selections in communication services and financials helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI World Index	Blended Index	ICE BofA DM HY
10/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
11/15	$1,003,436	$995,024	$987,896	$974,657
12/15	$985,312	$977,534	$969,239	$953,883
1/16	$949,264	$919,054	$925,795	$937,703
2/16	$933,537	$912,214	$922,562	$941,306
3/16	$980,455	$974,116	$980,361	$991,174
4/16	$992,404	$989,530	$1,003,439	$1,028,713
5/16	$1,000,856	$995,088	$1,007,377	$1,029,516
6/16	$989,749	$983,937	$1,001,893	$1,034,928
7/16	$1,020,243	$1,025,507	$1,038,567	$1,061,963
8/16	$1,021,318	$1,026,360	$1,046,680	$1,084,027
9/16	$1,023,685	$1,031,811	$1,052,343	$1,090,091
10/16	$1,008,690	$1,011,843	$1,038,397	$1,087,995
11/16	$1,004,844	$1,026,392	$1,044,909	$1,078,434
12/16	$1,022,036	$1,050,952	$1,067,843	$1,098,138
1/17	$1,046,939	$1,076,317	$1,090,882	$1,116,612
2/17	$1,064,358	$1,106,178	$1,114,986	$1,129,572
3/17	$1,070,527	$1,117,961	$1,122,421	$1,128,747
4/17	$1,093,216	$1,134,514	$1,139,088	$1,145,599
5/17	$1,122,246	$1,158,514	$1,160,320	$1,161,599
6/17	$1,124,669	$1,162,972	$1,164,918	$1,166,453
7/17	$1,143,677	$1,190,804	$1,190,051	$1,186,511
8/17	$1,137,195	$1,192,481	$1,191,605	$1,187,835
9/17	$1,153,769	$1,219,246	$1,212,528	$1,197,914
10/17	$1,169,113	$1,242,287	$1,228,373	$1,200,595
11/17	$1,178,064	$1,269,205	$1,246,228	$1,202,146
12/17	$1,190,911	$1,286,369	$1,258,715	$1,206,368
1/18	$1,229,784	$1,354,289	$1,308,121	$1,223,364
2/18	$1,186,610	$1,298,185	$1,266,728	$1,206,883
3/18	$1,182,525	$1,269,889	$1,247,335	$1,202,945
4/18	$1,187,602	$1,284,481	$1,257,934	$1,206,479
5/18	$1,180,832	$1,292,530	$1,259,171	$1,195,828
6/18	$1,179,349	$1,291,914	$1,259,414	$1,197,546
7/18	$1,208,403	$1,332,265	$1,290,256	$1,211,874
8/18	$1,217,597	$1,348,749	$1,302,838	$1,217,792
9/18	$1,222,807	$1,356,259	$1,309,676	$1,223,461
10/18	$1,154,398	$1,256,672	$1,238,040	$1,199,101
11/18	$1,155,684	$1,270,947	$1,242,135	$1,185,134
12/18	$1,093,556	$1,174,307	$1,173,155	$1,164,450
1/19	$1,159,736	$1,265,675	$1,250,030	$1,214,205
2/19	$1,185,386	$1,303,734	$1,281,576	$1,233,945
3/19	$1,207,003	$1,320,857	$1,295,572	$1,242,349
4/19	$1,242,393	$1,367,694	$1,331,621	$1,259,302
5/19	$1,192,863	$1,288,777	$1,274,931	$1,241,072
6/19	$1,251,854	$1,373,701	$1,342,177	$1,276,224
7/19	$1,254,469	$1,380,505	$1,346,597	$1,276,492
8/19	$1,243,307	$1,352,268	$1,329,845	$1,279,611
9/19	$1,259,784	$1,381,045	$1,348,488	$1,280,293
10/19	$1,283,327	$1,416,189	$1,373,889	$1,288,691
11/19	$1,312,534	$1,455,630	$1,399,688	$1,291,178
12/19	$1,353,043	$1,499,238	$1,438,120	$1,320,633
1/20	$1,344,380	$1,490,113	$1,431,117	$1,317,187
2/20	$1,276,288	$1,364,161	$1,343,204	$1,292,769
3/20	$1,089,946	$1,183,624	$1,170,691	$1,136,118
4/20	$1,177,949	$1,312,928	$1,271,399	$1,184,859
5/20	$1,234,977	$1,376,353	$1,330,910	$1,237,017
6/20	$1,260,539	$1,412,759	$1,360,077	$1,253,706
7/20	$1,317,758	$1,480,348	$1,427,520	$1,319,941
8/20	$1,372,357	$1,579,256	$1,496,391	$1,338,104
9/20	$1,339,049	$1,524,773	$1,455,366	$1,319,018
10/20	$1,315,586	$1,478,001	$1,427,783	$1,322,736
11/20	$1,441,798	$1,666,980	$1,569,920	$1,384,869
12/20	$1,499,974	$1,737,655	$1,625,209	$1,415,177
1/21	$1,490,955	$1,720,385	$1,616,329	$1,419,206
2/21	$1,527,355	$1,764,469	$1,645,685	$1,425,313
3/21	$1,552,203	$1,823,176	$1,678,622	$1,418,748
4/21	$1,611,010	$1,908,027	$1,738,344	$1,440,340
5/21	$1,641,947	$1,935,513	$1,758,771	$1,450,165
6/21	$1,650,846	$1,964,365	$1,778,301	$1,456,026
7/21	$1,673,036	$1,999,549	$1,801,309	$1,461,418
8/21	$1,702,742	$2,049,314	$1,832,650	$1,466,520
9/21	$1,645,953	$1,964,226	$1,780,220	$1,459,730
10/21	$1,701,206	$2,075,480	$1,844,113	$1,455,869
11/21	$1,669,573	$2,030,000	$1,807,367	$1,432,230
12/21	$1,732,829	$2,116,763	$1,869,741	$1,459,770
1/22	$1,654,757	$2,004,763	$1,787,390	$1,419,513
2/22	$1,608,843	$1,954,060	$1,749,730	$1,400,732
3/22	$1,616,386	$2,007,686	$1,775,521	$1,388,333
4/22	$1,509,804	$1,840,901	$1,650,541	$1,323,308
5/22	$1,523,748	$1,842,295	$1,652,467	$1,325,858
6/22	$1,396,599	$1,682,712	$1,516,306	$1,227,008
7/22	$1,494,506	$1,816,313	$1,622,685	$1,292,037
8/22	$1,430,244	$1,740,377	$1,564,233	$1,259,379
9/22	$1,328,122	$1,578,592	$1,443,997	$1,200,217
10/22	$1,401,810	$1,691,955	$1,525,867	$1,234,574
11/22	$1,486,736	$1,809,597	$1,612,192	$1,274,713
12/22	$1,445,548	$1,732,749	$1,567,984	$1,275,379
1/23	$1,534,136	$1,855,351	$1,663,088	$1,328,807
2/23	$1,494,259	$1,810,751	$1,628,221	$1,308,531
3/23	$1,532,446	$1,866,703	$1,668,901	$1,326,851
4/23	$1,556,275	$1,899,425	$1,695,076	$1,343,112
5/23	$1,541,623	$1,880,463	$1,676,301	$1,325,511
6/23	$1,597,759	$1,994,189	$1,753,358	$1,350,724
7/23	$1,636,315	$2,061,179	$1,801,612	$1,372,667
8/23	$1,618,449	$2,011,946	$1,772,918	$1,371,093
9/23	$1,559,786	$1,925,154	$1,714,472	$1,351,797
10/23	$1,531,919	$1,869,294	$1,675,800	$1,337,522
11/23	$1,644,358	$2,044,545	$1,807,177	$1,404,236
12/23	$1,717,536	$2,144,920	$1,888,718	$1,457,233
1/24	$1,724,116	$2,170,660	$1,902,376	$1,454,866
2/24	$1,770,574	$2,262,691	$1,956,273	$1,458,078
3/24	$1,805,305	$2,335,402	$2,003,482	$1,471,594
4/24	$1,766,908	$2,248,654	$1,947,972	$1,456,614
5/24	$1,832,045	$2,349,061	$2,014,316	$1,477,692
6/24	$1,847,269	$2,396,860	$2,045,076	$1,486,324
7/24	$1,859,214	$2,439,098	$2,082,904	$1,516,230
8/24	$1,903,398	$2,503,565	$2,133,591	$1,547,227
9/24	$1,922,253	$2,549,415	$2,171,775	$1,573,717
10/24	$1,871,113	$2,498,842	$2,136,392	$1,558,439
11/24	$1,898,639	$2,613,506	$2,203,026	$1,564,510
12/24	$1,855,803	$2,545,396	$2,160,834	$1,554,622
1/25	$1,905,326	$2,635,220	$2,220,025	$1,574,409
2/25	$1,915,964	$2,616,253	$2,215,684	$1,586,658
3/25	$1,883,359	$2,499,776	$2,149,561	$1,582,556
4/25	$1,915,509	$2,521,992	$2,170,966	$1,601,461
5/25	$1,991,642	$2,671,273	$2,266,579	$1,626,935
6/25	$2,062,965	$2,786,547	$2,348,149	$1,663,835
7/25	$2,050,474	$2,822,417	$2,367,623	$1,663,484
8/25	$2,085,722	$2,896,041	$2,420,122	$1,688,286
9/25	$2,130,521	$2,989,137	$2,477,149	$1,701,160
10/25	$2,171,909	$3,048,995	$2,507,208	$1,696,727

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	16.08%	10.54%	8.06%
MSCI World Index (net of foreign withholding taxes)	22.02%	15.57%	11.78%
Blended IndexFootnote Reference2	17.35%	11.91%	9.62%
ICE BofA DM HY	8.87%	5.10%	5.42%
Footnote	Description
Footnote[1]	Effective December 7, 2015, the Fund changed its name and principal investment strategies. Performance prior to December 7, 2015 reflects the Fund’s performance under its former investment strategies. Please see the Fund's prospectus for further information.
Footnote[2]	Index consists of 65% MSCI World Index and 35% ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index, rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 286,051,127
Holdings Count | Holding	578
Advisory Fees Paid, Amount	$ 1,505,100
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$286,051,127
# of Portfolio Holdings	578
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$1,505,100

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.4%
Senior Floating-Rate Loans	2.3%
Corporate Bonds	33.1%
Common Stocks	64.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Alphabet, Inc., Class C	3.3%
Microsoft Corp.	3.2%
NVIDIA Corp.	2.9%
Amazon.com, Inc.	2.4%
Eli Lilly & Co.	2.3%
Apple, Inc.	1.6%
ASML Holding NV	1.6%
Micron Technology, Inc.	1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.3%
AstraZeneca PLC	1.2%
Total	21.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000023229
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Income Builder Fund
Class Name	Class R
Trading Symbol	EDIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Income Builder Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$153	1.42%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index (the Index). The Fund’s custom benchmark is 65% MSCI World Index / 35% ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index (the ICE BofA Index):

↓ The Fund’s underweight allocation to equities detracted from relative performance compared to the ICE BofA Index

↓ The Fund’s allocation to bank loans underperformed the Index and detracted from Index-relative returns during the period

↓ Allocation to preferred securities underperformed the Index, but outperformed the preferred market as measured by ICE BofA Fixed-Rate Preferred Securities Index

↑ The Fund exhibited strong absolute performance driven by strong security selection in both equity and fixed income sleeves

↑ The Fund’s overweight allocation to high yield contributed to relative performance compared to the ICE BofA Index

↑ The Fund’s common stock portfolio outperformed the Index and contributed to Index-relative returns during the period. Among sectors, stock selections and underweight exposure to consumer staples, and stock selections in communication services and financials helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class R	MSCI World Index	Blended Index	ICE BofA DM HY
10/15	$10,000	$10,000	$10,000	$10,000
11/15	$10,018	$9,950	$9,879	$9,747
12/15	$9,851	$9,775	$9,692	$9,539
1/16	$9,478	$9,191	$9,258	$9,377
2/16	$9,316	$9,122	$9,226	$9,413
3/16	$9,780	$9,741	$9,804	$9,912
4/16	$9,907	$9,895	$10,034	$10,287
5/16	$9,974	$9,951	$10,074	$10,295
6/16	$9,859	$9,839	$10,019	$10,349
7/16	$10,159	$10,255	$10,386	$10,620
8/16	$10,166	$10,264	$10,467	$10,840
9/16	$10,185	$10,318	$10,523	$10,901
10/16	$10,018	$10,118	$10,384	$10,880
11/16	$9,987	$10,264	$10,449	$10,784
12/16	$10,155	$10,510	$10,678	$10,981
1/17	$10,397	$10,763	$10,909	$11,166
2/17	$10,565	$11,062	$11,150	$11,296
3/17	$10,623	$11,180	$11,224	$11,287
4/17	$10,843	$11,345	$11,391	$11,456
5/17	$11,126	$11,585	$11,603	$11,616
6/17	$11,147	$11,630	$11,649	$11,665
7/17	$11,330	$11,908	$11,901	$11,865
8/17	$11,261	$11,925	$11,916	$11,878
9/17	$11,407	$12,192	$12,125	$11,979
10/17	$11,566	$12,423	$12,284	$12,006
11/17	$11,636	$12,692	$12,462	$12,021
12/17	$11,771	$12,864	$12,587	$12,064
1/18	$12,151	$13,543	$13,081	$12,234
2/18	$11,718	$12,982	$12,667	$12,069
3/18	$11,673	$12,699	$12,473	$12,029
4/18	$11,718	$12,845	$12,579	$12,065
5/18	$11,659	$12,925	$12,592	$11,958
6/18	$11,626	$12,919	$12,594	$11,975
7/18	$11,907	$13,323	$12,903	$12,119
8/18	$11,993	$13,487	$13,028	$12,178
9/18	$12,039	$13,563	$13,097	$12,235
10/18	$11,359	$12,567	$12,380	$11,991
11/18	$11,367	$12,709	$12,421	$11,851
12/18	$10,736	$11,743	$11,732	$11,645
1/19	$11,382	$12,657	$12,500	$12,142
2/19	$11,629	$13,037	$12,816	$12,339
3/19	$11,836	$13,209	$12,956	$12,423
4/19	$12,179	$13,677	$13,316	$12,593
5/19	$11,701	$12,888	$12,749	$12,411
6/19	$12,262	$13,737	$13,422	$12,762
7/19	$12,296	$13,805	$13,466	$12,765
8/19	$12,181	$13,523	$13,298	$12,796
9/19	$12,337	$13,810	$13,485	$12,803
10/19	$12,562	$14,162	$13,739	$12,887
11/19	$12,843	$14,556	$13,997	$12,912
12/19	$13,234	$14,992	$14,381	$13,206
1/20	$13,144	$14,901	$14,311	$13,172
2/20	$12,473	$13,642	$13,432	$12,928
3/20	$10,644	$11,836	$11,707	$11,361
4/20	$11,498	$13,129	$12,714	$11,849
5/20	$12,037	$13,764	$13,309	$12,370
6/20	$12,296	$14,128	$13,601	$12,537
7/20	$12,835	$14,803	$14,275	$13,199
8/20	$13,376	$15,793	$14,964	$13,381
9/20	$13,031	$15,248	$14,554	$13,190
10/20	$12,797	$14,780	$14,278	$13,227
11/20	$14,022	$16,670	$15,699	$13,849
12/20	$14,597	$17,377	$16,252	$14,152
1/21	$14,489	$17,204	$16,163	$14,192
2/21	$14,838	$17,645	$16,457	$14,253
3/21	$15,074	$18,232	$16,786	$14,187
4/21	$15,641	$19,080	$17,383	$14,403
5/21	$15,936	$19,355	$17,588	$14,502
6/21	$16,001	$19,644	$17,783	$14,560
7/21	$16,210	$19,995	$18,013	$14,614
8/21	$16,493	$20,493	$18,327	$14,665
9/21	$15,933	$19,642	$17,802	$14,597
10/21	$16,478	$20,755	$18,441	$14,559
11/21	$16,164	$20,300	$18,074	$14,322
12/21	$16,757	$21,168	$18,697	$14,598
1/22	$15,994	$20,048	$17,874	$14,195
2/22	$15,555	$19,541	$17,497	$14,007
3/22	$15,607	$20,077	$17,755	$13,883
4/22	$14,584	$18,409	$16,505	$13,233
5/22	$14,698	$18,423	$16,525	$13,259
6/22	$13,477	$16,827	$15,163	$12,270
7/22	$14,417	$18,163	$16,227	$12,920
8/22	$13,790	$17,404	$15,642	$12,594
9/22	$12,787	$15,786	$14,440	$12,002
10/22	$13,508	$16,920	$15,259	$12,346
11/22	$14,322	$18,096	$16,122	$12,747
12/22	$13,918	$17,327	$15,680	$12,754
1/23	$14,767	$18,554	$16,631	$13,288
2/23	$14,376	$18,108	$16,282	$13,085
3/23	$14,722	$18,667	$16,689	$13,269
4/23	$14,961	$18,994	$16,951	$13,431
5/23	$14,814	$18,805	$16,763	$13,255
6/23	$15,348	$19,942	$17,534	$13,507
7/23	$15,698	$20,612	$18,016	$13,727
8/23	$15,519	$20,119	$17,729	$13,711
9/23	$14,949	$19,252	$17,145	$13,518
10/23	$14,675	$18,693	$16,758	$13,375
11/23	$15,765	$20,445	$18,072	$14,042
12/23	$16,443	$21,449	$18,887	$14,572
1/24	$16,506	$21,707	$19,024	$14,549
2/24	$16,945	$22,627	$19,563	$14,581
3/24	$17,271	$23,354	$20,035	$14,716
4/24	$16,912	$22,487	$19,480	$14,566
5/24	$17,513	$23,491	$20,143	$14,777
6/24	$17,651	$23,969	$20,451	$14,863
7/24	$17,757	$24,391	$20,829	$15,162
8/24	$18,174	$25,036	$21,336	$15,472
9/24	$18,346	$25,494	$21,718	$15,737
10/24	$17,850	$24,988	$21,364	$15,584
11/24	$18,105	$26,135	$22,030	$15,645
12/24	$17,687	$25,454	$21,608	$15,546
1/25	$18,153	$26,352	$22,200	$15,744
2/25	$18,264	$26,163	$22,157	$15,867
3/25	$17,927	$24,998	$21,496	$15,826
4/25	$18,225	$25,220	$21,710	$16,015
5/25	$18,943	$26,713	$22,666	$16,269
6/25	$19,614	$27,865	$23,481	$16,638
7/25	$19,486	$28,224	$23,676	$16,635
8/25	$19,813	$28,960	$24,201	$16,883
9/25	$20,231	$29,891	$24,771	$17,012
10/25	$20,616	$30,490	$25,072	$16,967

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R	15.49%	10.00%	7.50%
MSCI World Index (net of foreign withholding taxes)	22.02%	15.57%	11.78%
Blended IndexFootnote Reference2	17.35%	11.91%	9.62%
ICE BofA DM HY	8.87%	5.10%	5.42%
Footnote	Description
Footnote[1]	Effective December 7, 2015, the Fund changed its name and principal investment strategies. Performance prior to December 7, 2015 reflects the Fund’s performance under its former investment strategies. Please see the Fund's prospectus for further information.
Footnote[2]	Index consists of 65% MSCI World Index and 35% ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index, rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 286,051,127
Holdings Count | Holding	578
Advisory Fees Paid, Amount	$ 1,505,100
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$286,051,127
# of Portfolio Holdings	578
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$1,505,100

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.4%
Senior Floating-Rate Loans	2.3%
Corporate Bonds	33.1%
Common Stocks	64.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Alphabet, Inc., Class C	3.3%
Microsoft Corp.	3.2%
NVIDIA Corp.	2.9%
Amazon.com, Inc.	2.4%
Eli Lilly & Co.	2.3%
Apple, Inc.	1.6%
ASML Holding NV	1.6%
Micron Technology, Inc.	1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.3%
AstraZeneca PLC	1.2%
Total	21.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000091467
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Advantage Fund
Class Name	Class A
Trading Symbol	EGRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$270	2.47%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 270
Expense Ratio, Percent	2.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ Long exposure to Venezuelan sovereign credit contributed to performance as sanctions relief and restructuring discussions progressed and oil exports restarted

↑ Long Egyptian local bond exposure helped returns given, international and regional support, cooling inflation and fiscal/ monetary reforms

↑ Long exposure to Kazakhstani tengee contributed due to strong oil export revenues, a persistent current account surplus, and tight monetary policy

↑ Use of derivatives —foreign exchange forwards for managing currency exposures and interest-rate swaps for managing interest-rate exposures — helped performance

↓ A short position in the South African sovereign credit as the credit rallied due to easing inflation, improved fiscal discipline and rising investor confidence

↓ Long exposure to South Korean won detracted because of persistent trade headwinds, weak semiconductor export demand, and ongoing capital outflows

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/15	$10,000	$10,000	$10,000
11/15	$9,809	$10,005	$10,001
12/15	$9,817	$9,978	$10,004
1/16	$9,675	$10,123	$10,004
2/16	$9,675	$10,221	$10,007
3/16	$9,838	$10,305	$10,011
4/16	$9,868	$10,322	$10,014
5/16	$9,970	$10,366	$10,015
6/16	$10,031	$10,563	$10,018
7/16	$10,062	$10,627	$10,021
8/16	$10,317	$10,621	$10,023
9/16	$10,358	$10,620	$10,028
10/16	$10,378	$10,517	$10,031
11/16	$10,235	$10,343	$10,032
12/16	$10,364	$10,372	$10,037
1/17	$10,395	$10,334	$10,041
2/17	$10,416	$10,422	$10,045
3/17	$10,643	$10,417	$10,047
4/17	$10,726	$10,488	$10,054
5/17	$10,778	$10,549	$10,059
6/17	$10,819	$10,520	$10,067
7/17	$10,747	$10,554	$10,076
8/17	$10,850	$10,650	$10,085
9/17	$10,840	$10,601	$10,094
10/17	$10,923	$10,646	$10,103
11/17	$10,964	$10,663	$10,111
12/17	$10,933	$10,686	$10,123
1/18	$11,071	$10,610	$10,135
2/18	$11,007	$10,586	$10,144
3/18	$10,986	$10,674	$10,158
4/18	$10,837	$10,634	$10,172
5/18	$10,688	$10,674	$10,187
6/18	$10,539	$10,694	$10,204
7/18	$10,561	$10,697	$10,220
8/18	$10,316	$10,730	$10,239
9/18	$10,263	$10,689	$10,255
10/18	$10,114	$10,668	$10,272
11/18	$10,008	$10,720	$10,293
12/18	$9,986	$10,875	$10,312
1/19	$10,178	$10,990	$10,333
2/19	$10,273	$11,003	$10,351
3/19	$10,231	$11,200	$10,374
4/19	$10,220	$11,207	$10,394
5/19	$10,316	$11,368	$10,417
6/19	$10,561	$11,528	$10,440
7/19	$10,773	$11,618	$10,459
8/19	$10,667	$11,882	$10,481
9/19	$10,869	$11,827	$10,499
10/19	$10,901	$11,806	$10,519
11/19	$11,145	$11,792	$10,532
12/19	$11,427	$11,768	$10,547
1/20	$11,538	$11,981	$10,562
2/20	$11,461	$12,127	$10,577
3/20	$10,255	$11,938	$10,608
4/20	$10,808	$12,132	$10,609
5/20	$11,239	$12,166	$10,609
6/20	$11,405	$12,227	$10,610
7/20	$11,361	$12,360	$10,613
8/20	$11,615	$12,271	$10,613
9/20	$11,549	$12,316	$10,615
10/20	$11,571	$12,317	$10,616
11/20	$11,770	$12,387	$10,617
12/20	$11,941	$12,425	$10,618
1/21	$12,022	$12,358	$10,619
2/21	$12,011	$12,166	$10,620
3/21	$11,894	$12,118	$10,620
4/21	$12,011	$12,150	$10,621
5/21	$12,139	$12,177	$10,621
6/21	$12,221	$12,236	$10,620
7/21	$12,198	$12,388	$10,621
8/21	$12,291	$12,364	$10,621
9/21	$12,268	$12,247	$10,622
10/21	$12,209	$12,215	$10,622
11/21	$12,139	$12,302	$10,622
12/21	$12,341	$12,252	$10,623
1/22	$12,244	$12,060	$10,623
2/22	$12,134	$11,899	$10,624
3/22	$11,902	$11,643	$10,627
4/22	$12,109	$11,330	$10,629
5/22	$11,914	$11,314	$10,636
6/22	$11,584	$11,142	$10,638
7/22	$11,327	$11,426	$10,644
8/22	$11,694	$11,128	$10,661
9/22	$11,474	$10,771	$10,687
10/22	$11,596	$10,734	$10,704
11/22	$11,889	$11,007	$10,739
12/22	$12,058	$10,877	$10,778
1/23	$12,352	$11,128	$10,811
2/23	$12,390	$10,951	$10,847
3/23	$12,339	$11,193	$10,893
4/23	$12,352	$11,251	$10,928
5/23	$12,569	$11,207	$10,970
6/23	$12,837	$11,200	$11,021
7/23	$12,850	$11,204	$11,065
8/23	$12,875	$11,190	$11,114
9/23	$12,684	$10,997	$11,165
10/23	$12,658	$10,919	$11,215
11/23	$12,773	$11,294	$11,266
12/23	$13,034	$11,655	$11,318
1/24	$13,152	$11,632	$11,366
2/24	$13,350	$11,552	$11,413
3/24	$13,666	$11,656	$11,464
4/24	$13,587	$11,469	$11,513
5/24	$13,851	$11,570	$11,569
6/24	$13,759	$11,671	$11,616
7/24	$13,956	$11,896	$11,668
8/24	$13,877	$12,026	$11,724
9/24	$13,983	$12,166	$11,775
10/24	$13,877	$12,001	$11,819
11/24	$14,035	$12,144	$11,865
12/24	$14,231	$12,051	$11,912
1/25	$14,650	$12,097	$11,956
2/25	$14,831	$12,243	$11,994
3/25	$14,901	$12,192	$12,034
4/25	$14,957	$12,312	$12,076
5/25	$15,264	$12,271	$12,120
6/25	$15,487	$12,389	$12,160
7/25	$15,613	$12,379	$12,201
8/25	$15,850	$12,447	$12,249
9/25	$16,115	$12,538	$12,290
10/25	$16,490	$12,637	$12,333

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	18.84%	7.34%	5.47%
Class A with 3.25% Maximum Sales Charge	15.02%	6.64%	5.12%
Bloomberg Global Aggregate Index (USD Hedged)	5.30%	0.52%	2.37%
ICE BofA 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.12%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 3,438,191,980
Holdings Count | Holding	1,118
Advisory Fees Paid, Amount	$ 21,456,108
InvestmentCompanyPortfolioTurnover	135.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,438,191,980
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,118
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	135%
Total Advisory Fees Paid	$21,456,108

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Credit Linked Notes	1.1%
Insurance Linked Securities	1.2%
Sovereign Loans	1.6%
Senior Floating-Rate Loans	2.2%
Foreign Corporate Bonds	6.3%
Common Stocks	8.6%
Short-Term Investments	17.5%
Sovereign Government Bonds	60.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	11.3%
Kazakhstan	9.6%
Nigeria	9.5%
Uzbekistan	5.1%
Sweden	3.9%
Iceland	3.4%
India	3.1%
Korea, South	3.0%
Turkey	2.8%
Uganda	2.6%
Other	16.4%
Total Long Exposure	70.7%
Kuwait	(2.6)%
Indonesia	(4.0)%
Euro	(4.7)%
Other	(6.6)%
Total Short Exposure	(17.9)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to short sales and financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to short sales and financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000091468
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Advantage Fund
Class Name	Class C
Trading Symbol	EGRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$351	3.22%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 351
Expense Ratio, Percent	3.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ Long exposure to Venezuelan sovereign credit contributed to performance as sanctions relief and restructuring discussions progressed and oil exports restarted

↑ Long Egyptian local bond exposure helped returns given, international and regional support, cooling inflation and fiscal/ monetary reforms

↑ Long exposure to Kazakhstani tengee contributed due to strong oil export revenues, a persistent current account surplus, and tight monetary policy

↑ Use of derivatives —foreign exchange forwards for managing currency exposures and interest-rate swaps for managing interest-rate exposures — helped performance

↓ A short position in the South African sovereign credit as the credit rallied due to easing inflation, improved fiscal discipline and rising investor confidence

↓ Long exposure to South Korean won detracted because of persistent trade headwinds, weak semiconductor export demand, and ongoing capital outflows

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/15	$10,000	$10,000	$10,000
11/15	$10,131	$10,005	$10,001
12/15	$10,132	$9,978	$10,004
1/16	$9,971	$10,123	$10,004
2/16	$9,982	$10,221	$10,007
3/16	$10,132	$10,305	$10,011
4/16	$10,164	$10,322	$10,014
5/16	$10,260	$10,366	$10,015
6/16	$10,313	$10,563	$10,018
7/16	$10,345	$10,627	$10,021
8/16	$10,602	$10,621	$10,023
9/16	$10,634	$10,620	$10,028
10/16	$10,645	$10,517	$10,031
11/16	$10,495	$10,343	$10,032
12/16	$10,625	$10,372	$10,037
1/17	$10,658	$10,334	$10,041
2/17	$10,669	$10,422	$10,045
3/17	$10,895	$10,417	$10,047
4/17	$10,970	$10,488	$10,054
5/17	$11,013	$10,549	$10,059
6/17	$11,056	$10,520	$10,067
7/17	$10,970	$10,554	$10,076
8/17	$11,078	$10,650	$10,085
9/17	$11,056	$10,601	$10,094
10/17	$11,132	$10,646	$10,103
11/17	$11,175	$10,663	$10,111
12/17	$11,127	$10,686	$10,123
1/18	$11,259	$10,610	$10,135
2/18	$11,193	$10,586	$10,144
3/18	$11,160	$10,674	$10,158
4/18	$11,005	$10,634	$10,172
5/18	$10,851	$10,674	$10,187
6/18	$10,696	$10,694	$10,204
7/18	$10,707	$10,697	$10,220
8/18	$10,442	$10,730	$10,239
9/18	$10,398	$10,689	$10,255
10/18	$10,232	$10,668	$10,272
11/18	$10,122	$10,720	$10,293
12/18	$10,100	$10,875	$10,312
1/19	$10,277	$10,990	$10,333
2/19	$10,365	$11,003	$10,351
3/19	$10,321	$11,200	$10,374
4/19	$10,310	$11,207	$10,394
5/19	$10,398	$11,368	$10,417
6/19	$10,641	$11,528	$10,440
7/19	$10,851	$11,618	$10,459
8/19	$10,740	$11,882	$10,481
9/19	$10,928	$11,827	$10,499
10/19	$10,961	$11,806	$10,519
11/19	$11,193	$11,792	$10,532
12/19	$11,473	$11,768	$10,547
1/20	$11,575	$11,981	$10,562
2/20	$11,496	$12,127	$10,577
3/20	$10,279	$11,938	$10,608
4/20	$10,825	$12,132	$10,609
5/20	$11,257	$12,166	$10,609
6/20	$11,416	$12,227	$10,610
7/20	$11,359	$12,360	$10,613
8/20	$11,609	$12,271	$10,613
9/20	$11,541	$12,316	$10,615
10/20	$11,541	$12,317	$10,616
11/20	$11,734	$12,387	$10,617
12/20	$11,899	$12,425	$10,618
1/21	$11,970	$12,358	$10,619
2/21	$11,958	$12,166	$10,620
3/21	$11,840	$12,118	$10,620
4/21	$11,935	$12,150	$10,621
5/21	$12,065	$12,177	$10,621
6/21	$12,137	$12,236	$10,620
7/21	$12,113	$12,388	$10,621
8/21	$12,196	$12,364	$10,621
9/21	$12,161	$12,247	$10,622
10/21	$12,101	$12,215	$10,622
11/21	$12,030	$12,302	$10,622
12/21	$12,216	$12,252	$10,623
1/22	$12,117	$12,060	$10,623
2/22	$12,006	$11,899	$10,624
3/22	$11,759	$11,643	$10,627
4/22	$11,956	$11,330	$10,629
5/22	$11,759	$11,314	$10,636
6/22	$11,425	$11,142	$10,638
7/22	$11,178	$11,426	$10,644
8/22	$11,524	$11,128	$10,661
9/22	$11,302	$10,771	$10,687
10/22	$11,413	$10,734	$10,704
11/22	$11,697	$11,007	$10,739
12/22	$11,861	$10,877	$10,778
1/23	$12,130	$11,128	$10,811
2/23	$12,169	$10,951	$10,847
3/23	$12,105	$11,193	$10,893
4/23	$12,105	$11,251	$10,928
5/23	$12,323	$11,207	$10,970
6/23	$12,566	$11,200	$11,021
7/23	$12,579	$11,204	$11,065
8/23	$12,605	$11,190	$11,114
9/23	$12,400	$10,997	$11,165
10/23	$12,361	$10,919	$11,215
11/23	$12,477	$11,294	$11,266
12/23	$12,719	$11,655	$11,318
1/24	$12,837	$11,632	$11,366
2/24	$13,008	$11,552	$11,413
3/24	$13,309	$11,656	$11,464
4/24	$13,217	$11,469	$11,513
5/24	$13,466	$11,570	$11,569
6/24	$13,375	$11,671	$11,616
7/24	$13,558	$11,896	$11,668
8/24	$13,466	$12,026	$11,724
9/24	$13,571	$12,166	$11,775
10/24	$13,453	$12,001	$11,819
11/24	$13,598	$12,144	$11,865
12/24	$13,790	$12,051	$11,912
1/25	$14,176	$12,097	$11,956
2/25	$14,341	$12,243	$11,994
3/25	$14,410	$12,192	$12,034
4/25	$14,451	$12,312	$12,076
5/25	$14,741	$12,271	$12,120
6/25	$14,934	$12,389	$12,160
7/25	$15,058	$12,379	$12,201
8/25	$15,265	$12,447	$12,249
9/25	$15,513	$12,538	$12,290
10/25	$16,105	$12,637	$12,333

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	17.98%	6.58%	4.88%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	16.98%	6.58%	4.88%
Bloomberg Global Aggregate Index (USD Hedged)	5.30%	0.52%	2.37%
ICE BofA 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.12%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 3,438,191,980
Holdings Count | Holding	1,118
Advisory Fees Paid, Amount	$ 21,456,108
InvestmentCompanyPortfolioTurnover	135.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,438,191,980
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,118
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	135%
Total Advisory Fees Paid	$21,456,108

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Credit Linked Notes	1.1%
Insurance Linked Securities	1.2%
Sovereign Loans	1.6%
Senior Floating-Rate Loans	2.2%
Foreign Corporate Bonds	6.3%
Common Stocks	8.6%
Short-Term Investments	17.5%
Sovereign Government Bonds	60.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	11.3%
Kazakhstan	9.6%
Nigeria	9.5%
Uzbekistan	5.1%
Sweden	3.9%
Iceland	3.4%
India	3.1%
Korea, South	3.0%
Turkey	2.8%
Uganda	2.6%
Other	16.4%
Total Long Exposure	70.7%
Kuwait	(2.6)%
Indonesia	(4.0)%
Euro	(4.7)%
Other	(6.6)%
Total Short Exposure	(17.9)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to short sales and financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to short sales and financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000091469
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Advantage Fund
Class Name	Class I
Trading Symbol	EGRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$243	2.22%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 243
Expense Ratio, Percent	2.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ Long exposure to Venezuelan sovereign credit contributed to performance as sanctions relief and restructuring discussions progressed and oil exports restarted

↑ Long Egyptian local bond exposure helped returns given, international and regional support, cooling inflation and fiscal/ monetary reforms

↑ Long exposure to Kazakhstani tengee contributed due to strong oil export revenues, a persistent current account surplus, and tight monetary policy

↑ Use of derivatives —foreign exchange forwards for managing currency exposures and interest-rate swaps for managing interest-rate exposures — helped performance

↓ A short position in the South African sovereign credit as the credit rallied due to easing inflation, improved fiscal discipline and rising investor confidence

↓ Long exposure to South Korean won detracted because of persistent trade headwinds, weak semiconductor export demand, and ongoing capital outflows

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/15	$1,000,000	$1,000,000	$1,000,000
11/15	$1,013,712	$1,000,460	$1,000,059
12/15	$1,015,570	$997,753	$1,000,389
1/16	$999,897	$1,012,349	$1,000,419
2/16	$1,000,942	$1,022,079	$1,000,663
3/16	$1,017,659	$1,030,494	$1,001,121
4/16	$1,020,794	$1,032,243	$1,001,390
5/16	$1,032,287	$1,036,607	$1,001,469
6/16	$1,038,556	$1,056,340	$1,001,846
7/16	$1,042,735	$1,062,651	$1,002,136
8/16	$1,068,856	$1,062,109	$1,002,314
9/16	$1,073,035	$1,061,982	$1,002,808
10/16	$1,076,170	$1,051,685	$1,003,059
11/16	$1,061,542	$1,034,316	$1,003,234
12/16	$1,075,111	$1,037,150	$1,003,661
1/17	$1,079,365	$1,033,372	$1,004,104
2/17	$1,081,491	$1,042,218	$1,004,520
3/17	$1,104,886	$1,041,738	$1,004,694
4/17	$1,114,457	$1,048,802	$1,005,369
5/17	$1,119,774	$1,054,924	$1,005,876
6/17	$1,124,028	$1,051,971	$1,006,723
7/17	$1,116,584	$1,055,429	$1,007,579
8/17	$1,128,282	$1,065,048	$1,008,523
9/17	$1,127,218	$1,060,131	$1,009,387
10/17	$1,135,725	$1,064,602	$1,010,289
11/17	$1,141,042	$1,066,252	$1,011,128
12/17	$1,137,225	$1,068,635	$1,012,252
1/18	$1,152,593	$1,061,006	$1,013,461
2/18	$1,146,006	$1,058,614	$1,014,419
3/18	$1,143,811	$1,067,391	$1,015,842
4/18	$1,128,443	$1,063,420	$1,017,170
5/18	$1,113,075	$1,067,393	$1,018,722
6/18	$1,097,707	$1,069,382	$1,020,436
7/18	$1,101,000	$1,069,675	$1,022,035
8/18	$1,074,656	$1,072,963	$1,023,878
9/18	$1,070,265	$1,068,858	$1,025,451
10/18	$1,054,897	$1,066,769	$1,027,224
11/18	$1,043,920	$1,071,989	$1,029,332
12/18	$1,042,384	$1,087,473	$1,031,227
1/19	$1,062,155	$1,098,992	$1,033,259
2/19	$1,072,040	$1,100,312	$1,035,099
3/19	$1,068,745	$1,120,019	$1,037,410
4/19	$1,067,647	$1,120,687	$1,039,361
5/19	$1,078,631	$1,136,813	$1,041,733
6/19	$1,103,894	$1,152,753	$1,044,038
7/19	$1,125,862	$1,161,824	$1,045,932
8/19	$1,115,977	$1,188,172	$1,048,077
9/19	$1,136,846	$1,182,666	$1,049,908
10/19	$1,141,240	$1,180,624	$1,051,928
11/19	$1,166,503	$1,179,240	$1,053,240
12/19	$1,196,621	$1,176,822	$1,054,743
1/20	$1,208,061	$1,198,059	$1,056,153
2/20	$1,200,053	$1,212,722	$1,057,714
3/20	$1,074,214	$1,193,848	$1,060,803
4/20	$1,132,557	$1,213,175	$1,060,886
5/20	$1,178,317	$1,216,614	$1,060,904
6/20	$1,195,477	$1,222,685	$1,061,040
7/20	$1,192,045	$1,236,047	$1,061,250
8/20	$1,218,357	$1,227,090	$1,061,331
9/20	$1,211,493	$1,231,572	$1,061,457
10/20	$1,213,781	$1,231,662	$1,061,568
11/20	$1,234,373	$1,238,690	$1,061,662
12/20	$1,253,018	$1,242,496	$1,061,779
1/21	$1,262,703	$1,235,831	$1,061,879
2/21	$1,261,493	$1,216,607	$1,061,969
3/21	$1,250,597	$1,211,814	$1,062,046
4/21	$1,261,493	$1,214,982	$1,062,062
5/21	$1,276,021	$1,217,694	$1,062,084
6/21	$1,284,495	$1,223,633	$1,062,045
7/21	$1,283,284	$1,238,841	$1,062,098
8/21	$1,292,970	$1,236,359	$1,062,140
9/21	$1,290,548	$1,224,686	$1,062,198
10/21	$1,285,706	$1,221,483	$1,062,155
11/21	$1,278,442	$1,230,197	$1,062,226
12/21	$1,298,988	$1,225,207	$1,062,301
1/22	$1,290,099	$1,205,958	$1,062,253
2/22	$1,278,671	$1,189,917	$1,062,390
3/22	$1,253,276	$1,164,266	$1,062,717
4/22	$1,276,132	$1,132,975	$1,062,867
5/22	$1,257,085	$1,131,416	$1,063,599
6/22	$1,221,531	$1,114,245	$1,063,831
7/22	$1,196,136	$1,142,626	$1,064,376
8/22	$1,234,229	$1,112,797	$1,066,094
9/22	$1,211,373	$1,077,074	$1,068,747
10/22	$1,224,071	$1,073,387	$1,070,424
11/22	$1,255,815	$1,100,740	$1,073,876
12/22	$1,273,831	$1,087,749	$1,077,763
1/23	$1,305,777	$1,112,803	$1,081,138
2/23	$1,309,770	$1,095,054	$1,084,667
3/23	$1,303,115	$1,119,336	$1,089,332
4/23	$1,305,777	$1,125,099	$1,092,761
5/23	$1,329,736	$1,120,669	$1,097,041
6/23	$1,357,689	$1,120,001	$1,102,061
7/23	$1,360,351	$1,120,363	$1,106,450
8/23	$1,363,013	$1,118,956	$1,111,446
9/23	$1,341,716	$1,099,659	$1,116,539
10/23	$1,339,054	$1,091,851	$1,121,526
11/23	$1,352,364	$1,129,392	$1,126,561
12/23	$1,380,397	$1,165,486	$1,131,812
1/24	$1,394,159	$1,163,201	$1,136,648
2/24	$1,413,427	$1,155,220	$1,141,305
3/24	$1,449,210	$1,165,637	$1,146,430
4/24	$1,439,576	$1,146,870	$1,151,349
5/24	$1,468,478	$1,157,018	$1,156,874
6/24	$1,458,844	$1,167,057	$1,161,592
7/24	$1,479,488	$1,189,603	$1,166,795
8/24	$1,471,230	$1,202,633	$1,172,377
9/24	$1,483,617	$1,216,588	$1,177,462
10/24	$1,472,606	$1,200,125	$1,181,935
11/24	$1,489,122	$1,214,380	$1,186,451
12/24	$1,511,514	$1,205,061	$1,191,248
1/25	$1,555,284	$1,209,730	$1,195,634
2/25	$1,574,250	$1,224,297	$1,199,431
3/25	$1,583,004	$1,219,188	$1,203,435
4/25	$1,588,840	$1,231,192	$1,207,576
5/25	$1,622,397	$1,227,121	$1,211,966
6/25	$1,645,741	$1,238,873	$1,215,951
7/25	$1,660,331	$1,237,881	$1,220,148
8/25	$1,685,134	$1,244,665	$1,224,942
9/25	$1,712,855	$1,253,833	$1,229,044
10/25	$1,753,706	$1,263,731	$1,233,289

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	19.09%	7.63%	5.77%
Bloomberg Global Aggregate Index (USD Hedged)	5.30%	0.52%	2.37%
ICE BofA 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.12%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 3,438,191,980
Holdings Count | Holding	1,118
Advisory Fees Paid, Amount	$ 21,456,108
InvestmentCompanyPortfolioTurnover	135.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,438,191,980
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,118
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	135%
Total Advisory Fees Paid	$21,456,108

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Credit Linked Notes	1.1%
Insurance Linked Securities	1.2%
Sovereign Loans	1.6%
Senior Floating-Rate Loans	2.2%
Foreign Corporate Bonds	6.3%
Common Stocks	8.6%
Short-Term Investments	17.5%
Sovereign Government Bonds	60.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	11.3%
Kazakhstan	9.6%
Nigeria	9.5%
Uzbekistan	5.1%
Sweden	3.9%
Iceland	3.4%
India	3.1%
Korea, South	3.0%
Turkey	2.8%
Uganda	2.6%
Other	16.4%
Total Long Exposure	70.7%
Kuwait	(2.6)%
Indonesia	(4.0)%
Euro	(4.7)%
Other	(6.6)%
Total Short Exposure	(17.9)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to short sales and financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to short sales and financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000096923
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Advantage Fund
Class Name	Class R
Trading Symbol	EGRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$297	2.72%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 297
Expense Ratio, Percent	2.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ Long exposure to Venezuelan sovereign credit contributed to performance as sanctions relief and restructuring discussions progressed and oil exports restarted

↑ Long Egyptian local bond exposure helped returns given, international and regional support, cooling inflation and fiscal/ monetary reforms

↑ Long exposure to Kazakhstani tengee contributed due to strong oil export revenues, a persistent current account surplus, and tight monetary policy

↑ Use of derivatives —foreign exchange forwards for managing currency exposures and interest-rate swaps for managing interest-rate exposures — helped performance

↓ A short position in the South African sovereign credit as the credit rallied due to easing inflation, improved fiscal discipline and rising investor confidence

↓ Long exposure to South Korean won detracted because of persistent trade headwinds, weak semiconductor export demand, and ongoing capital outflows

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class R	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/15	$10,000	$10,000	$10,000
11/15	$10,140	$10,005	$10,001
12/15	$10,142	$9,978	$10,004
1/16	$9,993	$10,123	$10,004
2/16	$10,004	$10,221	$10,007
3/16	$10,163	$10,305	$10,011
4/16	$10,195	$10,322	$10,014
5/16	$10,301	$10,366	$10,015
6/16	$10,354	$10,563	$10,018
7/16	$10,386	$10,627	$10,021
8/16	$10,652	$10,621	$10,023
9/16	$10,684	$10,620	$10,028
10/16	$10,705	$10,517	$10,031
11/16	$10,556	$10,343	$10,032
12/16	$10,696	$10,372	$10,037
1/17	$10,728	$10,334	$10,041
2/17	$10,739	$10,422	$10,045
3/17	$10,976	$10,417	$10,047
4/17	$11,062	$10,488	$10,054
5/17	$11,105	$10,549	$10,059
6/17	$11,159	$10,520	$10,067
7/17	$11,073	$10,554	$10,076
8/17	$11,181	$10,650	$10,085
9/17	$11,170	$10,601	$10,094
10/17	$11,246	$10,646	$10,103
11/17	$11,299	$10,663	$10,111
12/17	$11,261	$10,686	$10,123
1/18	$11,404	$10,610	$10,135
2/18	$11,338	$10,586	$10,144
3/18	$11,305	$10,674	$10,158
4/18	$11,150	$10,634	$10,172
5/18	$10,995	$10,674	$10,187
6/18	$10,841	$10,694	$10,204
7/18	$10,863	$10,697	$10,220
8/18	$10,609	$10,730	$10,239
9/18	$10,553	$10,689	$10,255
10/18	$10,399	$10,668	$10,272
11/18	$10,288	$10,720	$10,293
12/18	$10,266	$10,875	$10,312
1/19	$10,454	$10,990	$10,333
2/19	$10,553	$11,003	$10,351
3/19	$10,509	$11,200	$10,374
4/19	$10,498	$11,207	$10,394
5/19	$10,598	$11,368	$10,417
6/19	$10,841	$11,528	$10,440
7/19	$11,062	$11,618	$10,459
8/19	$10,951	$11,882	$10,481
9/19	$11,150	$11,827	$10,499
10/19	$11,183	$11,806	$10,519
11/19	$11,437	$11,792	$10,532
12/19	$11,725	$11,768	$10,547
1/20	$11,828	$11,981	$10,562
2/20	$11,759	$12,127	$10,577
3/20	$10,510	$11,938	$10,608
4/20	$11,083	$12,132	$10,609
5/20	$11,519	$12,166	$10,609
6/20	$11,691	$12,227	$10,610
7/20	$11,645	$12,360	$10,613
8/20	$11,908	$12,271	$10,613
9/20	$11,828	$12,316	$10,615
10/20	$11,851	$12,317	$10,616
11/20	$12,046	$12,387	$10,617
12/20	$12,220	$12,425	$10,618
1/21	$12,305	$12,358	$10,619
2/21	$12,293	$12,166	$10,620
3/21	$12,172	$12,118	$10,620
4/21	$12,281	$12,150	$10,621
5/21	$12,414	$12,177	$10,621
6/21	$12,498	$12,236	$10,620
7/21	$12,474	$12,388	$10,621
8/21	$12,571	$12,364	$10,621
9/21	$12,535	$12,247	$10,622
10/21	$12,486	$12,215	$10,622
11/21	$12,414	$12,302	$10,622
12/21	$12,609	$12,252	$10,623
1/22	$12,508	$12,060	$10,623
2/22	$12,394	$11,899	$10,624
3/22	$12,154	$11,643	$10,627
4/22	$12,369	$11,330	$10,629
5/22	$12,166	$11,314	$10,636
6/22	$11,825	$11,142	$10,638
7/22	$11,573	$11,426	$10,644
8/22	$11,939	$11,128	$10,661
9/22	$11,712	$10,771	$10,687
10/22	$11,825	$10,734	$10,704
11/22	$12,129	$11,007	$10,739
12/22	$12,298	$10,877	$10,778
1/23	$12,602	$11,128	$10,811
2/23	$12,628	$10,951	$10,847
3/23	$12,575	$11,193	$10,893
4/23	$12,588	$11,251	$10,928
5/23	$12,813	$11,207	$10,970
6/23	$13,077	$11,200	$11,021
7/23	$13,090	$11,204	$11,065
8/23	$13,116	$11,190	$11,114
9/23	$12,905	$10,997	$11,165
10/23	$12,879	$10,919	$11,215
11/23	$12,997	$11,294	$11,266
12/23	$13,261	$11,655	$11,318
1/24	$13,384	$11,632	$11,366
2/24	$13,574	$11,552	$11,413
3/24	$13,900	$11,656	$11,464
4/24	$13,805	$11,469	$11,513
5/24	$14,076	$11,570	$11,569
6/24	$13,981	$11,671	$11,616
7/24	$14,172	$11,896	$11,668
8/24	$14,090	$12,026	$11,724
9/24	$14,199	$12,166	$11,775
10/24	$14,090	$12,001	$11,819
11/24	$14,240	$12,144	$11,865
12/24	$14,448	$12,051	$11,912
1/25	$14,864	$12,097	$11,956
2/25	$15,036	$12,243	$11,994
3/25	$15,122	$12,192	$12,034
4/25	$15,166	$12,312	$12,076
5/25	$15,481	$12,271	$12,120
6/25	$15,696	$12,389	$12,160
7/25	$15,826	$12,379	$12,201
8/25	$16,055	$12,447	$12,249
9/25	$16,313	$12,538	$12,290
10/25	$16,701	$12,637	$12,333

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class R	18.53%	7.10%	5.26%
Bloomberg Global Aggregate Index (USD Hedged)	5.30%	0.52%	2.37%
ICE BofA 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.12%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 3,438,191,980
Holdings Count | Holding	1,118
Advisory Fees Paid, Amount	$ 21,456,108
InvestmentCompanyPortfolioTurnover	135.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,438,191,980
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,118
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	135%
Total Advisory Fees Paid	$21,456,108

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Credit Linked Notes	1.1%
Insurance Linked Securities	1.2%
Sovereign Loans	1.6%
Senior Floating-Rate Loans	2.2%
Foreign Corporate Bonds	6.3%
Common Stocks	8.6%
Short-Term Investments	17.5%
Sovereign Government Bonds	60.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	11.3%
Kazakhstan	9.6%
Nigeria	9.5%
Uzbekistan	5.1%
Sweden	3.9%
Iceland	3.4%
India	3.1%
Korea, South	3.0%
Turkey	2.8%
Uganda	2.6%
Other	16.4%
Total Long Exposure	70.7%
Kuwait	(2.6)%
Indonesia	(4.0)%
Euro	(4.7)%
Other	(6.6)%
Total Short Exposure	(17.9)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to short sales and financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to short sales and financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000191156
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Advantage Fund
Class Name	Class R6
Trading Symbol	EGRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$240	2.19%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 240
Expense Ratio, Percent	2.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ Long exposure to Venezuelan sovereign credit contributed to performance as sanctions relief and restructuring discussions progressed and oil exports restarted

↑ Long Egyptian local bond exposure helped returns given, international and regional support, cooling inflation and fiscal/ monetary reforms

↑ Long exposure to Kazakhstani tengee contributed due to strong oil export revenues, a persistent current account surplus, and tight monetary policy

↑ Use of derivatives —foreign exchange forwards for managing currency exposures and interest-rate swaps for managing interest-rate exposures — helped performance

↓ A short position in the South African sovereign credit as the credit rallied due to easing inflation, improved fiscal discipline and rising investor confidence

↓ Long exposure to South Korean won detracted because of persistent trade headwinds, weak semiconductor export demand, and ongoing capital outflows

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/15	$5,000,000	$5,000,000	$5,000,000
11/15	$5,068,560	$5,002,302	$5,000,297
12/15	$5,077,849	$4,988,766	$5,001,943
1/16	$4,999,487	$5,061,744	$5,002,095
2/16	$5,004,711	$5,110,397	$5,003,313
3/16	$5,088,297	$5,152,468	$5,005,603
4/16	$5,103,970	$5,161,217	$5,006,952
5/16	$5,161,435	$5,183,035	$5,007,343
6/16	$5,192,780	$5,281,699	$5,009,228
7/16	$5,213,676	$5,313,255	$5,010,678
8/16	$5,344,279	$5,310,546	$5,011,569
9/16	$5,365,176	$5,309,912	$5,014,041
10/16	$5,380,848	$5,258,426	$5,015,295
11/16	$5,307,710	$5,171,578	$5,016,172
12/16	$5,375,554	$5,185,749	$5,018,303
1/17	$5,396,823	$5,166,860	$5,020,522
2/17	$5,407,457	$5,211,092	$5,022,602
3/17	$5,524,432	$5,208,688	$5,023,472
4/17	$5,572,286	$5,244,010	$5,026,843
5/17	$5,598,871	$5,274,618	$5,029,380
6/17	$5,625,456	$5,259,855	$5,033,613
7/17	$5,588,237	$5,277,147	$5,037,897
8/17	$5,641,408	$5,325,239	$5,042,616
9/17	$5,641,408	$5,300,656	$5,046,936
10/17	$5,683,944	$5,323,012	$5,051,445
11/17	$5,710,529	$5,331,259	$5,055,642
12/17	$5,693,834	$5,343,176	$5,061,260
1/18	$5,776,194	$5,305,032	$5,067,306
2/18	$5,748,741	$5,293,071	$5,072,097
3/18	$5,732,269	$5,336,956	$5,079,208
4/18	$5,660,890	$5,317,098	$5,085,848
5/18	$5,584,020	$5,336,963	$5,093,612
6/18	$5,507,151	$5,346,910	$5,102,180
7/18	$5,523,623	$5,348,376	$5,110,176
8/18	$5,391,847	$5,364,813	$5,119,389
9/18	$5,369,884	$5,344,290	$5,127,254
10/18	$5,293,014	$5,333,847	$5,136,119
11/18	$5,238,108	$5,359,944	$5,146,659
12/18	$5,230,485	$5,437,366	$5,156,133
1/19	$5,323,984	$5,494,959	$5,166,296
2/19	$5,378,984	$5,501,561	$5,175,495
3/19	$5,356,984	$5,600,097	$5,187,050
4/19	$5,356,984	$5,603,433	$5,196,807
5/19	$5,411,984	$5,684,063	$5,208,666
6/19	$5,538,484	$5,763,765	$5,220,192
7/19	$5,648,484	$5,809,118	$5,229,659
8/19	$5,598,984	$5,940,859	$5,240,387
9/19	$5,703,483	$5,913,331	$5,249,542
10/19	$5,719,983	$5,903,122	$5,259,640
11/19	$5,851,983	$5,896,198	$5,266,200
12/19	$6,003,398	$5,884,109	$5,273,717
1/20	$6,060,737	$5,990,296	$5,280,763
2/20	$6,026,333	$6,063,612	$5,288,570
3/20	$5,389,870	$5,969,242	$5,304,017
4/20	$5,682,299	$6,065,877	$5,304,431
5/20	$5,917,389	$6,083,068	$5,304,518
6/20	$6,003,398	$6,113,427	$5,305,199
7/20	$5,980,462	$6,180,233	$5,306,250
8/20	$6,118,076	$6,135,449	$5,306,656
9/20	$6,083,672	$6,157,862	$5,307,287
10/20	$6,095,140	$6,158,311	$5,307,838
11/20	$6,198,350	$6,193,449	$5,308,309
12/20	$6,292,899	$6,212,477	$5,308,896
1/21	$6,335,418	$6,179,154	$5,309,396
2/21	$6,335,418	$6,083,036	$5,309,846
3/21	$6,274,676	$6,059,070	$5,310,230
4/21	$6,335,418	$6,074,909	$5,310,309
5/21	$6,402,235	$6,088,469	$5,310,418
6/21	$6,450,829	$6,118,163	$5,310,223
7/21	$6,444,754	$6,194,203	$5,310,491
8/21	$6,493,348	$6,181,793	$5,310,701
9/21	$6,481,200	$6,123,429	$5,310,991
10/21	$6,456,903	$6,107,417	$5,310,773
11/21	$6,420,457	$6,150,983	$5,311,129
12/21	$6,526,939	$6,126,036	$5,311,506
1/22	$6,482,277	$6,029,788	$5,311,266
2/22	$6,424,855	$5,949,583	$5,311,948
3/22	$6,297,252	$5,821,332	$5,313,586
4/22	$6,412,095	$5,664,874	$5,314,333
5/22	$6,310,012	$5,657,081	$5,317,993
6/22	$6,137,747	$5,571,227	$5,319,153
7/22	$6,003,763	$5,713,130	$5,321,879
8/22	$6,201,549	$5,563,986	$5,330,469
9/22	$6,086,705	$5,385,368	$5,343,734
10/22	$6,144,127	$5,366,936	$5,352,121
11/22	$6,310,012	$5,503,702	$5,369,381
12/22	$6,399,457	$5,438,747	$5,388,815
1/23	$6,560,113	$5,564,016	$5,405,690
2/23	$6,580,195	$5,475,270	$5,423,334
3/23	$6,546,725	$5,596,680	$5,446,661
4/23	$6,560,113	$5,625,494	$5,463,804
5/23	$6,680,605	$5,603,347	$5,485,203
6/23	$6,821,179	$5,600,003	$5,510,306
7/23	$6,834,567	$5,601,816	$5,532,248
8/23	$6,847,955	$5,594,778	$5,557,228
9/23	$6,740,851	$5,498,295	$5,582,693
10/23	$6,734,157	$5,459,257	$5,607,629
11/23	$6,801,097	$5,646,962	$5,632,804
12/23	$6,941,234	$5,827,429	$5,659,060
1/24	$7,003,581	$5,816,007	$5,683,242
2/24	$7,107,492	$5,776,099	$5,706,525
3/24	$7,280,676	$5,828,185	$5,732,150
4/24	$7,232,184	$5,734,348	$5,756,745
5/24	$7,377,659	$5,785,088	$5,784,371
6/24	$7,329,168	$5,835,286	$5,807,959
7/24	$7,440,006	$5,948,017	$5,833,975
8/24	$7,398,442	$6,013,163	$5,861,883
9/24	$7,460,788	$6,082,940	$5,887,312
10/24	$7,405,369	$6,000,625	$5,909,675
11/24	$7,488,497	$6,071,901	$5,932,255
12/24	$7,593,663	$6,025,304	$5,956,241
1/25	$7,814,195	$6,048,650	$5,978,169
2/25	$7,917,111	$6,121,483	$5,997,154
3/25	$7,961,217	$6,095,939	$6,017,175
4/25	$7,990,621	$6,155,958	$6,037,878
5/25	$8,159,696	$6,135,606	$6,059,828
6/25	$8,277,313	$6,194,364	$6,079,755
7/25	$8,343,473	$6,189,406	$6,100,740
8/25	$8,468,441	$6,223,323	$6,124,712
9/25	$8,615,463	$6,269,164	$6,145,219
10/25	$8,821,293	$6,318,655	$6,166,444

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	19.12%	7.67%	5.84%
Bloomberg Global Aggregate Index (USD Hedged)	5.30%	0.52%	2.37%
ICE BofA 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.12%
Footnote	Description
Footnote[1]	Class R6 performance prior to 5/31/17 is linked to Class I. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 3,438,191,980
Holdings Count | Holding	1,118
Advisory Fees Paid, Amount	$ 21,456,108
InvestmentCompanyPortfolioTurnover	135.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,438,191,980
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,118
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	135%
Total Advisory Fees Paid	$21,456,108

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Credit Linked Notes	1.1%
Insurance Linked Securities	1.2%
Sovereign Loans	1.6%
Senior Floating-Rate Loans	2.2%
Foreign Corporate Bonds	6.3%
Common Stocks	8.6%
Short-Term Investments	17.5%
Sovereign Government Bonds	60.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	11.3%
Kazakhstan	9.6%
Nigeria	9.5%
Uzbekistan	5.1%
Sweden	3.9%
Iceland	3.4%
India	3.1%
Korea, South	3.0%
Turkey	2.8%
Uganda	2.6%
Other	16.4%
Total Long Exposure	70.7%
Kuwait	(2.6)%
Indonesia	(4.0)%
Euro	(4.7)%
Other	(6.6)%
Total Short Exposure	(17.9)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to short sales and financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to short sales and financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000104668
Shareholder Report [Line Items]
Fund Name	Eaton Vance Multi-Asset Credit Fund
Class Name	Class A
Trading Symbol	EAAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Multi-Asset Credit Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.96%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Fund's Blended Index (the Index):

↓ Among Fund allocations to floating-rate loans, selections in professional services, food products, and electrical equipment, instruments & components industries hurt

↓ An overweight to a loan issuer that provides temporary staffing detracted after it added liquidity and extended maturities via a liability management exercise

↓ An underweight exposure to high yield bonds ― which outperformed the Index during the period ― slightly detracted from returns

↑ An underweight exposure to floating-rate loans, which underperformed the Blended Index during the period, contributed

↑ Out-of-Index exposures to collateralized loan obligations, mortgage-backed securities, and commercial mortgage-backed securities contributed to returns

↑ Within the Fund’s high yield bond allocation, selection in the super retail, building materials, and utility industries helped

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Blended Index	ICE BofA DM HY ex-Sub Financials Index - Hedged USD	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$10,000	$10,000	$10,000	$10,000	$10,000
11/15	$9,655	$9,964	$9,870	$9,828	$9,912
12/15	$9,554	$9,914	$9,697	$9,586	$9,808
1/16	$9,444	$10,023	$9,594	$9,445	$9,744
2/16	$9,474	$10,094	$9,586	$9,479	$9,693
3/16	$9,808	$10,218	$9,929	$9,897	$9,960
4/16	$9,898	$10,288	$10,208	$10,257	$10,158
5/16	$9,888	$10,296	$10,285	$10,319	$10,248
6/16	$10,045	$10,477	$10,329	$10,405	$10,250
7/16	$10,278	$10,563	$10,534	$10,670	$10,397
8/16	$10,278	$10,575	$10,690	$10,906	$10,475
9/16	$10,286	$10,577	$10,761	$10,956	$10,566
10/16	$10,184	$10,507	$10,828	$11,001	$10,653
11/16	$10,103	$10,271	$10,821	$10,958	$10,681
12/16	$10,256	$10,301	$10,990	$11,175	$10,805
1/17	$10,390	$10,338	$11,090	$11,316	$10,865
2/17	$10,523	$10,418	$11,201	$11,484	$10,920
3/17	$10,609	$10,414	$11,196	$11,466	$10,928
4/17	$10,712	$10,500	$11,285	$11,597	$10,976
5/17	$10,876	$10,581	$11,356	$11,701	$11,016
6/17	$10,865	$10,573	$11,364	$11,722	$11,011
7/17	$11,000	$10,625	$11,466	$11,852	$11,087
8/17	$11,072	$10,717	$11,467	$11,860	$11,082
9/17	$11,122	$10,679	$11,539	$11,961	$11,126
10/17	$11,215	$10,692	$11,605	$12,027	$11,192
11/17	$11,318	$10,676	$11,594	$11,991	$11,205
12/17	$11,415	$10,723	$11,632	$12,023	$11,250
1/18	$11,637	$10,620	$11,724	$12,097	$11,358
2/18	$11,310	$10,519	$11,688	$11,998	$11,380
3/18	$11,297	$10,572	$11,677	$11,941	$11,412
4/18	$11,318	$10,501	$11,742	$12,025	$11,460
5/18	$11,297	$10,559	$11,745	$12,010	$11,479
6/18	$11,241	$10,543	$11,764	$12,037	$11,492
7/18	$11,389	$10,565	$11,879	$12,183	$11,577
8/18	$11,368	$10,618	$11,942	$12,263	$11,624
9/18	$11,368	$10,572	$12,015	$12,328	$11,704
10/18	$11,315	$10,484	$11,925	$12,148	$11,700
11/18	$11,206	$10,531	$11,806	$12,015	$11,594
12/18	$11,046	$10,696	$11,548	$11,795	$11,299
1/19	$11,375	$10,843	$11,934	$12,284	$11,587
2/19	$11,536	$10,855	$12,135	$12,502	$11,771
3/19	$11,596	$11,051	$12,187	$12,632	$11,751
4/19	$11,722	$11,066	$12,376	$12,815	$11,945
5/19	$11,683	$11,236	$12,288	$12,661	$11,919
6/19	$11,846	$11,395	$12,454	$12,971	$11,948
7/19	$11,935	$11,429	$12,540	$13,045	$12,044
8/19	$11,973	$11,687	$12,554	$13,111	$12,011
9/19	$12,018	$11,637	$12,599	$13,144	$12,067
10/19	$12,018	$11,674	$12,582	$13,167	$12,012
11/19	$12,096	$11,672	$12,647	$13,226	$12,083
12/19	$12,296	$11,689	$12,869	$13,481	$12,276
1/20	$12,336	$11,899	$12,908	$13,485	$12,344
2/20	$12,146	$12,077	$12,722	$13,275	$12,181
3/20	$10,611	$11,841	$11,174	$11,687	$10,674
4/20	$11,027	$12,078	$11,666	$12,189	$11,155
5/20	$11,480	$12,191	$12,130	$12,697	$11,578
6/20	$11,580	$12,293	$12,270	$12,846	$11,710
7/20	$11,839	$12,509	$12,644	$13,378	$11,939
8/20	$11,985	$12,437	$12,808	$13,525	$12,118
9/20	$11,934	$12,414	$12,790	$13,401	$12,194
10/20	$11,939	$12,370	$12,830	$13,458	$12,219
11/20	$12,330	$12,531	$13,234	$14,005	$12,491
12/20	$12,493	$12,575	$13,432	$14,237	$12,659
1/21	$12,570	$12,496	$13,542	$14,300	$12,810
2/21	$12,646	$12,334	$13,610	$14,359	$12,885
3/21	$12,648	$12,191	$13,629	$14,400	$12,885
4/21	$12,735	$12,293	$13,732	$14,543	$12,951
5/21	$12,799	$12,340	$13,790	$14,582	$13,026
6/21	$12,900	$12,430	$13,897	$14,754	$13,074
7/21	$12,893	$12,555	$13,922	$14,809	$13,073
8/21	$12,959	$12,547	$13,990	$14,883	$13,135
9/21	$12,977	$12,440	$14,036	$14,885	$13,219
10/21	$12,981	$12,429	$14,035	$14,843	$13,254
11/21	$12,899	$12,444	$13,961	$14,712	$13,233
12/21	$13,029	$12,436	$14,121	$14,955	$13,318
1/22	$12,889	$12,163	$13,978	$14,596	$13,366
2/22	$12,735	$11,998	$13,847	$14,398	$13,298
3/22	$12,664	$11,676	$13,808	$14,310	$13,304
4/22	$12,473	$11,240	$13,590	$13,828	$13,333
5/22	$12,272	$11,302	$13,408	$13,811	$12,992
6/22	$11,773	$11,076	$12,808	$12,874	$12,710
7/22	$12,198	$11,355	$13,319	$13,628	$12,981
8/22	$12,153	$11,060	$13,283	$13,347	$13,177
9/22	$11,784	$10,583	$12,868	$12,817	$12,877
10/22	$11,969	$10,467	$13,102	$13,156	$13,005
11/22	$12,210	$10,857	$13,334	$13,465	$13,161
12/22	$12,186	$10,820	$13,316	$13,372	$13,215
1/23	$12,549	$11,156	$13,745	$13,878	$13,568
2/23	$12,485	$10,882	$13,722	$13,751	$13,646
3/23	$12,580	$11,137	$13,779	$13,869	$13,642
4/23	$12,662	$11,205	$13,911	$13,990	$13,785
5/23	$12,590	$11,089	$13,864	$13,922	$13,760
6/23	$12,781	$11,072	$14,115	$14,109	$14,071
7/23	$12,950	$11,083	$14,304	$14,306	$14,252
8/23	$13,043	$11,016	$14,411	$14,353	$14,419
9/23	$13,011	$10,753	$14,426	$14,245	$14,558
10/23	$12,942	$10,592	$14,356	$14,109	$14,555
11/23	$13,280	$11,068	$14,744	$14,699	$14,733
12/23	$13,620	$11,488	$15,123	$15,213	$14,976
1/24	$13,689	$11,461	$15,192	$15,249	$15,077
2/24	$13,741	$11,323	$15,289	$15,304	$15,214
3/24	$13,867	$11,435	$15,430	$15,457	$15,343
4/24	$13,849	$11,167	$15,418	$15,340	$15,436
5/24	$14,004	$11,352	$15,577	$15,511	$15,581
6/24	$14,088	$11,456	$15,673	$15,650	$15,635
7/24	$14,231	$11,716	$15,869	$15,934	$15,742
8/24	$14,373	$11,889	$16,040	$16,177	$15,842
9/24	$14,501	$12,052	$16,220	$16,423	$15,955
10/24	$14,524	$11,778	$16,269	$16,382	$16,092
11/24	$14,651	$11,902	$16,418	$16,546	$16,225
12/24	$14,682	$11,722	$16,451	$16,520	$16,317
1/25	$14,809	$11,793	$16,610	$16,725	$16,429
2/25	$14,886	$12,037	$16,682	$16,852	$16,447
3/25	$14,745	$12,034	$16,571	$16,681	$16,395
4/25	$14,766	$12,077	$16,575	$16,698	$16,386
5/25	$14,987	$12,015	$16,839	$16,970	$16,641
6/25	$15,147	$12,203	$17,039	$17,237	$16,775
7/25	$15,230	$12,185	$17,169	$17,348	$16,922
8/25	$15,330	$12,331	$17,294	$17,524	$16,997
9/25	$15,412	$12,462	$17,396	$17,654	$17,072
10/25	$15,465	$12,544	$17,434	$17,692	$17,109

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class A	6.47%	5.31%	4.80%
Class A with 3.25% Maximum Sales Charge	3.03%	4.62%	4.45%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Blended IndexFootnote Reference2	7.16%	6.32%	5.71%
ICE BofA DM HY ex-Sub Financials Index - Hedged USD	8.00%	5.62%	5.87%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%
Footnote	Description
Footnote[1]	Performance prior to September 15, 2018 reflects the Fund's performance under its former investment strategy. Please see the Fund's prospectus for further information.
Footnote[2]	Index consists of 50% Morningstar®LSTA® US Leveraged Loan Index℠ and 50% ICE BofA Developed Markets High Yield ex-Subordinated Financials Index–Hedged USD, rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 501,898,834
Holdings Count | Holding	761
Advisory Fees Paid, Amount	$ 2,736,954
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$501,898,834
# of Portfolio Holdings	761
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$2,736,954

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Short-Term Investments	2.9%
Commercial Mortgage-Backed Securities	3.7%
Collateralized Mortgage Obligations	8.6%
Asset-Backed Securities	9.5%
Senior Floating-Rate Loans	30.2%
Corporate Bonds	44.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality Explanation [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	1.8%
Not Rated	13.0%
CCC or Lower	6.0%
B	42.6%
BB	27.8%
BBB	7.5%
A	1.0%
AA	0.2%
AAA	0.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000104757
Shareholder Report [Line Items]
Fund Name	Eaton Vance Multi-Asset Credit Fund
Class Name	Class C
Trading Symbol	ECAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Multi-Asset Credit Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$176	1.71%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Fund's Blended Index (the Index):

↓ Among Fund allocations to floating-rate loans, selections in professional services, food products, and electrical equipment, instruments & components industries hurt

↓ An overweight to a loan issuer that provides temporary staffing detracted after it added liquidity and extended maturities via a liability management exercise

↓ An underweight exposure to high yield bonds ― which outperformed the Index during the period ― slightly detracted from returns

↑ An underweight exposure to floating-rate loans, which underperformed the Blended Index during the period, contributed

↑ Out-of-Index exposures to collateralized loan obligations, mortgage-backed securities, and commercial mortgage-backed securities contributed to returns

↑ Within the Fund’s high yield bond allocation, selection in the super retail, building materials, and utility industries helped

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	Blended Index	ICE BofA DM HY ex-Sub Financials Index - Hedged USD	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$10,000	$10,000	$10,000	$10,000	$10,000
11/15	$9,969	$9,964	$9,870	$9,828	$9,912
12/15	$9,855	$9,914	$9,697	$9,586	$9,808
1/16	$9,741	$10,023	$9,594	$9,445	$9,744
2/16	$9,762	$10,094	$9,586	$9,479	$9,693
3/16	$10,099	$10,218	$9,929	$9,897	$9,960
4/16	$10,182	$10,288	$10,208	$10,257	$10,158
5/16	$10,162	$10,296	$10,285	$10,319	$10,248
6/16	$10,316	$10,477	$10,329	$10,405	$10,250
7/16	$10,556	$10,563	$10,534	$10,670	$10,397
8/16	$10,556	$10,575	$10,690	$10,906	$10,475
9/16	$10,557	$10,577	$10,761	$10,956	$10,566
10/16	$10,442	$10,507	$10,828	$11,001	$10,653
11/16	$10,358	$10,271	$10,821	$10,958	$10,681
12/16	$10,497	$10,301	$10,990	$11,175	$10,805
1/17	$10,623	$10,338	$11,090	$11,316	$10,865
2/17	$10,760	$10,418	$11,201	$11,484	$10,920
3/17	$10,840	$10,414	$11,196	$11,466	$10,928
4/17	$10,946	$10,500	$11,285	$11,597	$10,976
5/17	$11,093	$10,581	$11,356	$11,701	$11,016
6/17	$11,082	$10,573	$11,364	$11,722	$11,011
7/17	$11,219	$10,625	$11,466	$11,852	$11,087
8/17	$11,283	$10,717	$11,467	$11,860	$11,082
9/17	$11,321	$10,679	$11,539	$11,961	$11,126
10/17	$11,416	$10,692	$11,605	$12,027	$11,192
11/17	$11,501	$10,676	$11,594	$11,991	$11,205
12/17	$11,600	$10,723	$11,632	$12,023	$11,250
1/18	$11,815	$10,620	$11,724	$12,097	$11,358
2/18	$11,471	$10,519	$11,688	$11,998	$11,380
3/18	$11,457	$10,572	$11,677	$11,941	$11,412
4/18	$11,468	$10,501	$11,742	$12,025	$11,460
5/18	$11,446	$10,559	$11,745	$12,010	$11,479
6/18	$11,384	$10,543	$11,764	$12,037	$11,492
7/18	$11,546	$10,565	$11,879	$12,183	$11,577
8/18	$11,513	$10,618	$11,942	$12,263	$11,624
9/18	$11,553	$10,572	$12,015	$12,328	$11,704
10/18	$11,488	$10,484	$11,925	$12,148	$11,700
11/18	$11,373	$10,531	$11,806	$12,015	$11,594
12/18	$11,192	$10,696	$11,548	$11,795	$11,299
1/19	$11,525	$10,843	$11,934	$12,284	$11,587
2/19	$11,681	$10,855	$12,135	$12,502	$11,771
3/19	$11,734	$11,051	$12,187	$12,632	$11,751
4/19	$11,854	$11,066	$12,376	$12,815	$11,945
5/19	$11,807	$11,236	$12,288	$12,661	$11,919
6/19	$11,965	$11,395	$12,454	$12,971	$11,948
7/19	$12,048	$11,429	$12,540	$13,045	$12,044
8/19	$12,078	$11,687	$12,554	$13,111	$12,011
9/19	$12,120	$11,637	$12,599	$13,144	$12,067
10/19	$12,111	$11,674	$12,582	$13,167	$12,012
11/19	$12,182	$11,672	$12,647	$13,226	$12,083
12/19	$12,376	$11,689	$12,869	$13,481	$12,276
1/20	$12,408	$11,899	$12,908	$13,485	$12,344
2/20	$12,210	$12,077	$12,722	$13,275	$12,181
3/20	$10,661	$11,841	$11,174	$11,687	$10,674
4/20	$11,073	$12,078	$11,666	$12,189	$11,155
5/20	$11,519	$12,191	$12,130	$12,697	$11,578
6/20	$11,613	$12,293	$12,270	$12,846	$11,710
7/20	$11,865	$12,509	$12,644	$13,378	$11,939
8/20	$12,003	$12,437	$12,808	$13,525	$12,118
9/20	$11,944	$12,414	$12,790	$13,401	$12,194
10/20	$11,941	$12,370	$12,830	$13,458	$12,219
11/20	$12,325	$12,531	$13,234	$14,005	$12,491
12/20	$12,479	$12,575	$13,432	$14,237	$12,659
1/21	$12,549	$12,496	$13,542	$14,300	$12,810
2/21	$12,618	$12,334	$13,610	$14,359	$12,885
3/21	$12,611	$12,191	$13,629	$14,400	$12,885
4/21	$12,690	$12,293	$13,732	$14,543	$12,951
5/21	$12,746	$12,340	$13,790	$14,582	$13,026
6/21	$12,827	$12,430	$13,897	$14,754	$13,074
7/21	$12,824	$12,555	$13,922	$14,809	$13,073
8/21	$12,881	$12,547	$13,990	$14,883	$13,135
9/21	$12,891	$12,440	$14,036	$14,885	$13,219
10/21	$12,887	$12,429	$14,035	$14,843	$13,254
11/21	$12,797	$12,444	$13,961	$14,712	$13,233
12/21	$12,919	$12,436	$14,121	$14,955	$13,318
1/22	$12,771	$12,163	$13,978	$14,596	$13,366
2/22	$12,611	$11,998	$13,847	$14,398	$13,298
3/22	$12,534	$11,676	$13,808	$14,310	$13,304
4/22	$12,337	$11,240	$13,590	$13,828	$13,333
5/22	$12,130	$11,302	$13,408	$13,811	$12,992
6/22	$11,619	$11,076	$12,808	$12,874	$12,710
7/22	$12,030	$11,355	$13,319	$13,628	$12,981
8/22	$11,990	$11,060	$13,283	$13,347	$13,177
9/22	$11,619	$10,583	$12,868	$12,817	$12,877
10/22	$11,794	$10,467	$13,102	$13,156	$13,005
11/22	$12,024	$10,857	$13,334	$13,465	$13,161
12/22	$11,993	$10,820	$13,316	$13,372	$13,215
1/23	$12,342	$11,156	$13,745	$13,878	$13,568
2/23	$12,272	$10,882	$13,722	$13,751	$13,646
3/23	$12,358	$11,137	$13,779	$13,869	$13,642
4/23	$12,431	$11,205	$13,911	$13,990	$13,785
5/23	$12,352	$11,089	$13,864	$13,922	$13,760
6/23	$12,532	$11,072	$14,115	$14,109	$14,071
7/23	$12,689	$11,083	$14,304	$14,306	$14,252
8/23	$12,759	$11,016	$14,411	$14,353	$14,419
9/23	$12,733	$10,753	$14,426	$14,245	$14,558
10/23	$12,657	$10,592	$14,356	$14,109	$14,555
11/23	$12,981	$11,068	$14,744	$14,699	$14,733
12/23	$13,291	$11,488	$15,123	$15,213	$14,976
1/24	$13,349	$11,461	$15,192	$15,249	$15,077
2/24	$13,406	$11,323	$15,289	$15,304	$15,214
3/24	$13,521	$11,435	$15,430	$15,457	$15,343
4/24	$13,495	$11,167	$15,418	$15,340	$15,436
5/24	$13,637	$11,352	$15,577	$15,511	$15,581
6/24	$13,710	$11,456	$15,673	$15,650	$15,635
7/24	$13,840	$11,716	$15,869	$15,934	$15,742
8/24	$13,969	$11,889	$16,040	$16,177	$15,842
9/24	$14,072	$12,052	$16,220	$16,423	$15,955
10/24	$14,099	$11,778	$16,269	$16,382	$16,092
11/24	$14,213	$11,902	$16,418	$16,546	$16,225
12/24	$14,235	$11,722	$16,451	$16,520	$16,317
1/25	$14,349	$11,793	$16,610	$16,725	$16,429
2/25	$14,401	$12,037	$16,682	$16,852	$16,447
3/25	$14,269	$12,034	$16,571	$16,681	$16,395
4/25	$14,281	$12,077	$16,575	$16,698	$16,386
5/25	$14,485	$12,015	$16,839	$16,970	$16,641
6/25	$14,631	$12,203	$17,039	$17,237	$16,775
7/25	$14,702	$12,185	$17,169	$17,348	$16,922
8/25	$14,790	$12,331	$17,294	$17,524	$16,997
9/25	$14,859	$12,462	$17,396	$17,654	$17,072
10/25	$15,124	$12,544	$17,434	$17,692	$17,109

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	5.68%	4.52%	4.22%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	4.68%	4.52%	4.22%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Blended IndexFootnote Reference2	7.16%	6.32%	5.71%
ICE BofA DM HY ex-Sub Financials Index - Hedged USD	8.00%	5.62%	5.87%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%
Footnote	Description
Footnote[1]	Performance prior to September 15, 2018 reflects the Fund's performance under its former investment strategy. Please see the Fund's prospectus for further information.
Footnote[2]	Index consists of 50% Morningstar®LSTA® US Leveraged Loan Index℠ and 50% ICE BofA Developed Markets High Yield ex-Subordinated Financials Index–Hedged USD, rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 501,898,834
Holdings Count | Holding	761
Advisory Fees Paid, Amount	$ 2,736,954
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$501,898,834
# of Portfolio Holdings	761
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$2,736,954

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Short-Term Investments	2.9%
Commercial Mortgage-Backed Securities	3.7%
Collateralized Mortgage Obligations	8.6%
Asset-Backed Securities	9.5%
Senior Floating-Rate Loans	30.2%
Corporate Bonds	44.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality Explanation [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	1.8%
Not Rated	13.0%
CCC or Lower	6.0%
B	42.6%
BB	27.8%
BBB	7.5%
A	1.0%
AA	0.2%
AAA	0.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000104670
Shareholder Report [Line Items]
Fund Name	Eaton Vance Multi-Asset Credit Fund
Class Name	Class I
Trading Symbol	EIAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Multi-Asset Credit Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Fund's Blended Index (the Index):

↓ Among Fund allocations to floating-rate loans, selections in professional services, food products, and electrical equipment, instruments & components industries hurt

↓ An overweight to a loan issuer that provides temporary staffing detracted after it added liquidity and extended maturities via a liability management exercise

↓ An underweight exposure to high yield bonds ― which outperformed the Index during the period ― slightly detracted from returns

↑ An underweight exposure to floating-rate loans, which underperformed the Blended Index during the period, contributed

↑ Out-of-Index exposures to collateralized loan obligations, mortgage-backed securities, and commercial mortgage-backed securities contributed to returns

↑ Within the Fund’s high yield bond allocation, selection in the super retail, building materials, and utility industries helped

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	Blended Index	ICE BofA DM HY ex-Sub Financials Index - Hedged USD	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
11/15	$997,972	$996,353	$987,043	$982,847	$991,240
12/15	$987,068	$991,376	$969,688	$958,604	$980,832
1/16	$975,722	$1,002,320	$959,373	$944,468	$974,428
2/16	$979,848	$1,009,440	$958,608	$947,939	$969,293
3/16	$1,013,957	$1,021,811	$992,916	$989,668	$996,005
4/16	$1,023,346	$1,028,772	$1,020,825	$1,025,656	$1,015,777
5/16	$1,022,302	$1,029,576	$1,028,457	$1,031,850	$1,024,833
6/16	$1,039,136	$1,047,701	$1,032,897	$1,040,541	$1,025,049
7/16	$1,063,278	$1,056,335	$1,053,433	$1,067,032	$1,039,713
8/16	$1,064,327	$1,057,474	$1,069,007	$1,090,568	$1,047,520
9/16	$1,064,802	$1,057,726	$1,076,086	$1,095,591	$1,056,570
10/16	$1,054,281	$1,050,709	$1,082,752	$1,100,121	$1,065,291
11/16	$1,046,915	$1,027,092	$1,082,066	$1,095,815	$1,068,111
12/16	$1,061,372	$1,030,143	$1,099,018	$1,117,479	$1,080,461
1/17	$1,076,276	$1,033,777	$1,109,048	$1,131,624	$1,086,507
2/17	$1,090,115	$1,041,753	$1,120,057	$1,148,411	$1,091,959
3/17	$1,099,697	$1,041,404	$1,119,617	$1,146,585	$1,092,837
4/17	$1,110,373	$1,050,045	$1,128,479	$1,159,730	$1,097,608
5/17	$1,127,456	$1,058,147	$1,135,607	$1,170,141	$1,101,621
6/17	$1,126,997	$1,057,250	$1,136,354	$1,172,182	$1,101,149
7/17	$1,140,937	$1,062,516	$1,146,580	$1,185,215	$1,108,725
8/17	$1,149,515	$1,071,683	$1,146,711	$1,186,007	$1,108,237
9/17	$1,153,286	$1,067,911	$1,153,855	$1,196,147	$1,112,569
10/17	$1,164,044	$1,069,193	$1,160,468	$1,202,705	$1,119,224
11/17	$1,174,803	$1,067,575	$1,159,422	$1,199,142	$1,120,522
12/17	$1,184,593	$1,072,282	$1,163,231	$1,202,272	$1,124,960
1/18	$1,208,701	$1,061,963	$1,172,435	$1,209,725	$1,135,787
2/18	$1,174,730	$1,051,894	$1,168,806	$1,199,836	$1,138,043
3/18	$1,173,037	$1,057,199	$1,167,652	$1,194,084	$1,141,249
4/18	$1,176,338	$1,050,145	$1,174,176	$1,202,494	$1,145,965
5/18	$1,174,138	$1,055,872	$1,174,458	$1,201,044	$1,147,897
6/18	$1,169,056	$1,054,340	$1,176,414	$1,203,659	$1,149,221
7/18	$1,185,631	$1,056,547	$1,187,911	$1,218,290	$1,157,714
8/18	$1,183,421	$1,061,752	$1,194,209	$1,226,320	$1,162,359
9/18	$1,189,609	$1,057,203	$1,201,451	$1,232,762	$1,170,351
10/18	$1,184,050	$1,048,359	$1,192,518	$1,214,813	$1,169,987
11/18	$1,173,243	$1,053,074	$1,180,600	$1,201,493	$1,159,432
12/18	$1,155,594	$1,069,550	$1,154,753	$1,179,459	$1,129,926
1/19	$1,191,295	$1,084,296	$1,193,421	$1,228,414	$1,158,701
2/19	$1,207,296	$1,085,478	$1,213,519	$1,250,236	$1,177,144
3/19	$1,213,710	$1,105,079	$1,218,742	$1,263,180	$1,175,090
4/19	$1,228,328	$1,106,626	$1,237,628	$1,281,466	$1,194,497
5/19	$1,224,554	$1,123,578	$1,228,846	$1,266,059	$1,191,907
6/19	$1,241,814	$1,139,470	$1,245,421	$1,297,146	$1,194,795
7/19	$1,251,375	$1,142,862	$1,253,959	$1,304,533	$1,204,372
8/19	$1,255,574	$1,168,722	$1,255,399	$1,311,114	$1,201,062
9/19	$1,260,564	$1,163,659	$1,259,884	$1,314,366	$1,206,665
10/19	$1,260,754	$1,167,418	$1,258,152	$1,316,664	$1,201,237
11/19	$1,269,158	$1,167,185	$1,264,675	$1,322,581	$1,208,295
12/19	$1,290,360	$1,168,924	$1,286,943	$1,348,056	$1,227,572
1/20	$1,294,787	$1,189,904	$1,290,770	$1,348,541	$1,234,431
2/20	$1,273,988	$1,207,721	$1,272,152	$1,327,461	$1,218,117
3/20	$1,113,630	$1,184,130	$1,117,394	$1,168,698	$1,067,434
4/20	$1,158,664	$1,207,849	$1,166,560	$1,218,934	$1,115,486
5/20	$1,205,102	$1,219,130	$1,213,008	$1,269,734	$1,157,825
6/20	$1,215,882	$1,229,303	$1,227,021	$1,284,619	$1,171,004
7/20	$1,244,526	$1,250,897	$1,264,442	$1,337,833	$1,193,922
8/20	$1,260,105	$1,243,684	$1,280,835	$1,352,540	$1,211,755
9/20	$1,254,942	$1,241,442	$1,278,994	$1,340,075	$1,219,439
10/20	$1,255,749	$1,237,005	$1,283,048	$1,345,843	$1,221,919
11/20	$1,297,025	$1,253,147	$1,323,375	$1,400,487	$1,249,119
12/20	$1,314,409	$1,257,475	$1,343,232	$1,423,669	$1,265,928
1/21	$1,322,867	$1,249,571	$1,354,215	$1,430,022	$1,280,980
2/21	$1,331,092	$1,233,448	$1,360,999	$1,435,946	$1,288,507
3/21	$1,331,568	$1,219,093	$1,362,903	$1,440,001	$1,288,475
4/21	$1,340,956	$1,229,345	$1,373,180	$1,454,318	$1,295,097
5/21	$1,348,000	$1,234,034	$1,379,022	$1,458,244	$1,302,619
6/21	$1,357,643	$1,243,030	$1,389,704	$1,475,434	$1,307,444
7/21	$1,358,480	$1,255,512	$1,392,201	$1,480,931	$1,307,271
8/21	$1,364,439	$1,254,673	$1,398,977	$1,488,315	$1,313,479
9/21	$1,367,871	$1,243,959	$1,403,552	$1,488,486	$1,321,918
10/21	$1,368,604	$1,242,942	$1,403,463	$1,484,329	$1,325,443
11/21	$1,360,288	$1,244,444	$1,396,114	$1,471,151	$1,323,329
12/21	$1,374,300	$1,243,605	$1,412,128	$1,495,499	$1,331,786
1/22	$1,359,779	$1,216,340	$1,397,752	$1,459,611	$1,336,629
2/22	$1,342,561	$1,199,756	$1,384,681	$1,439,806	$1,329,766
3/22	$1,335,424	$1,167,568	$1,380,796	$1,431,039	$1,330,401
4/22	$1,315,612	$1,124,021	$1,359,045	$1,382,848	$1,333,289
5/22	$1,295,991	$1,130,205	$1,340,796	$1,381,088	$1,299,180
6/22	$1,242,506	$1,107,621	$1,280,818	$1,287,442	$1,271,039
7/22	$1,287,503	$1,135,469	$1,331,949	$1,362,779	$1,298,143
8/22	$1,283,004	$1,105,951	$1,328,296	$1,334,726	$1,317,747
9/22	$1,244,416	$1,058,302	$1,286,769	$1,281,670	$1,287,733
10/22	$1,265,551	$1,046,690	$1,310,189	$1,315,588	$1,300,529
11/22	$1,289,883	$1,085,718	$1,333,424	$1,346,490	$1,316,107
12/22	$1,289,011	$1,082,030	$1,331,575	$1,337,222	$1,321,517
1/23	$1,327,610	$1,115,595	$1,374,502	$1,387,771	$1,356,766
2/23	$1,319,793	$1,088,183	$1,372,202	$1,375,121	$1,364,593
3/23	$1,331,510	$1,113,711	$1,377,856	$1,386,886	$1,364,164
4/23	$1,339,065	$1,120,515	$1,391,105	$1,398,971	$1,378,512
5/23	$1,331,706	$1,108,897	$1,386,441	$1,392,159	$1,375,980
6/23	$1,353,606	$1,107,174	$1,411,492	$1,410,947	$1,407,134
7/23	$1,371,716	$1,108,275	$1,430,400	$1,430,613	$1,425,220
8/23	$1,380,452	$1,101,601	$1,441,107	$1,435,269	$1,441,918
9/23	$1,378,837	$1,075,333	$1,442,642	$1,424,515	$1,455,796
10/23	$1,371,809	$1,059,162	$1,435,625	$1,410,914	$1,455,531
11/23	$1,407,920	$1,106,829	$1,474,406	$1,469,933	$1,473,284
12/23	$1,442,703	$1,148,827	$1,512,315	$1,521,301	$1,497,560
1/24	$1,450,300	$1,146,078	$1,519,221	$1,524,926	$1,507,669
2/24	$1,456,152	$1,132,337	$1,528,867	$1,530,424	$1,521,378
3/24	$1,471,297	$1,143,455	$1,543,002	$1,545,685	$1,534,339
4/24	$1,469,729	$1,116,734	$1,541,834	$1,534,046	$1,543,570
5/24	$1,484,920	$1,135,245	$1,557,651	$1,551,114	$1,558,065
6/24	$1,495,648	$1,145,623	$1,567,339	$1,564,992	$1,563,507
7/24	$1,511,120	$1,171,626	$1,586,894	$1,593,368	$1,574,170
8/24	$1,526,467	$1,188,874	$1,604,047	$1,617,707	$1,584,158
9/24	$1,538,915	$1,205,180	$1,621,975	$1,642,326	$1,595,460
10/24	$1,543,214	$1,177,807	$1,626,904	$1,638,175	$1,609,188
11/24	$1,555,390	$1,190,224	$1,641,783	$1,654,599	$1,622,490
12/24	$1,560,659	$1,172,248	$1,645,112	$1,651,951	$1,631,665
1/25	$1,574,443	$1,179,312	$1,661,035	$1,672,515	$1,642,939
2/25	$1,581,384	$1,203,695	$1,668,229	$1,685,234	$1,644,677
3/25	$1,568,315	$1,203,408	$1,657,119	$1,668,068	$1,639,523
4/25	$1,570,986	$1,207,658	$1,657,524	$1,669,778	$1,638,644
5/25	$1,594,722	$1,201,533	$1,683,913	$1,697,012	$1,664,096
6/25	$1,612,029	$1,220,252	$1,703,934	$1,723,715	$1,677,481
7/25	$1,621,291	$1,218,511	$1,716,880	$1,734,823	$1,692,161
8/25	$1,632,276	$1,233,147	$1,729,400	$1,752,369	$1,699,725
9/25	$1,641,327	$1,246,212	$1,739,608	$1,765,395	$1,707,156
10/25	$1,645,498	$1,254,442	$1,743,396	$1,769,186	$1,710,926

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	6.63%	5.55%	5.10%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Blended IndexFootnote Reference2	7.16%	6.32%	5.71%
ICE BofA DM HY ex-Sub Financials Index - Hedged USD	8.00%	5.62%	5.87%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%
Footnote	Description
Footnote[1]	Performance prior to September 15, 2018 reflects the Fund's performance under its former investment strategy. Please see the Fund's prospectus for further information.
Footnote[2]	Index consists of 50% Morningstar®LSTA® US Leveraged Loan Index℠ and 50% ICE BofA Developed Markets High Yield ex-Subordinated Financials Index–Hedged USD, rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 501,898,834
Holdings Count | Holding	761
Advisory Fees Paid, Amount	$ 2,736,954
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$501,898,834
# of Portfolio Holdings	761
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$2,736,954

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Short-Term Investments	2.9%
Commercial Mortgage-Backed Securities	3.7%
Collateralized Mortgage Obligations	8.6%
Asset-Backed Securities	9.5%
Senior Floating-Rate Loans	30.2%
Corporate Bonds	44.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality Explanation [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	1.8%
Not Rated	13.0%
CCC or Lower	6.0%
B	42.6%
BB	27.8%
BBB	7.5%
A	1.0%
AA	0.2%
AAA	0.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000215014
Shareholder Report [Line Items]
Fund Name	Eaton Vance Multi-Asset Credit Fund
Class Name	Class R6
Trading Symbol	ERAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Multi-Asset Credit Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Fund's Blended Index (the Index):

↓ Among Fund allocations to floating-rate loans, selections in professional services, food products, and electrical equipment, instruments & components industries hurt

↓ An overweight to a loan issuer that provides temporary staffing detracted after it added liquidity and extended maturities via a liability management exercise

↓ An underweight exposure to high yield bonds ― which outperformed the Index during the period ― slightly detracted from returns

↑ An underweight exposure to floating-rate loans, which underperformed the Blended Index during the period, contributed

↑ Out-of-Index exposures to collateralized loan obligations, mortgage-backed securities, and commercial mortgage-backed securities contributed to returns

↑ Within the Fund’s high yield bond allocation, selection in the super retail, building materials, and utility industries helped

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg U.S. Universal Index	Blended Index	ICE BofA DM HY ex-Sub Financials Index - Hedged USD	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$5,000,000	$5,000,000	$5,000,000	$5,000,000	$5,000,000
11/15	$4,989,858	$4,981,766	$4,935,216	$4,914,233	$4,956,200
12/15	$4,935,340	$4,956,879	$4,848,441	$4,793,019	$4,904,160
1/16	$4,878,612	$5,011,598	$4,796,864	$4,722,341	$4,872,138
2/16	$4,899,240	$5,047,198	$4,793,040	$4,739,693	$4,846,467
3/16	$5,069,786	$5,109,053	$4,964,581	$4,948,341	$4,980,025
4/16	$5,116,728	$5,143,862	$5,104,123	$5,128,280	$5,078,886
5/16	$5,111,512	$5,147,880	$5,142,287	$5,159,252	$5,124,163
6/16	$5,195,681	$5,238,507	$5,164,486	$5,202,705	$5,125,247
7/16	$5,316,389	$5,281,675	$5,267,166	$5,335,162	$5,198,563
8/16	$5,321,637	$5,287,372	$5,345,033	$5,452,842	$5,237,601
9/16	$5,324,011	$5,288,629	$5,380,429	$5,477,953	$5,282,850
10/16	$5,271,403	$5,253,543	$5,413,759	$5,500,604	$5,326,456
11/16	$5,234,576	$5,135,458	$5,410,329	$5,479,076	$5,340,555
12/16	$5,306,861	$5,150,713	$5,495,089	$5,587,395	$5,402,306
1/17	$5,381,380	$5,168,885	$5,545,242	$5,658,122	$5,432,535
2/17	$5,450,577	$5,208,767	$5,600,285	$5,742,057	$5,459,794
3/17	$5,498,483	$5,207,022	$5,598,084	$5,732,927	$5,464,185
4/17	$5,551,866	$5,250,226	$5,642,393	$5,798,652	$5,488,038
5/17	$5,637,279	$5,290,734	$5,678,033	$5,850,707	$5,508,103
6/17	$5,634,984	$5,286,248	$5,681,768	$5,860,910	$5,505,744
7/17	$5,704,684	$5,312,578	$5,732,901	$5,926,073	$5,543,626
8/17	$5,747,576	$5,358,413	$5,733,554	$5,930,036	$5,541,183
9/17	$5,766,431	$5,339,555	$5,769,273	$5,980,737	$5,562,847
10/17	$5,820,222	$5,345,966	$5,802,339	$6,013,525	$5,596,118
11/17	$5,874,013	$5,337,876	$5,797,112	$5,995,711	$5,602,611
12/17	$5,922,963	$5,361,408	$5,816,157	$6,011,362	$5,624,799
1/18	$6,043,505	$5,309,816	$5,862,173	$6,048,624	$5,678,937
2/18	$5,873,651	$5,259,468	$5,844,032	$5,999,178	$5,690,213
3/18	$5,865,186	$5,285,995	$5,838,258	$5,970,418	$5,706,247
4/18	$5,881,692	$5,250,724	$5,870,879	$6,012,468	$5,729,825
5/18	$5,870,688	$5,279,359	$5,872,290	$6,005,220	$5,739,485
6/18	$5,845,282	$5,271,702	$5,882,069	$6,018,296	$5,746,104
7/18	$5,928,155	$5,282,735	$5,939,554	$6,091,450	$5,788,571
8/18	$5,917,105	$5,308,761	$5,971,044	$6,131,601	$5,811,795
9/18	$5,948,044	$5,286,013	$6,007,254	$6,163,812	$5,851,753
10/18	$5,920,249	$5,241,794	$5,962,588	$6,074,065	$5,849,936
11/18	$5,866,217	$5,265,368	$5,903,002	$6,007,466	$5,797,159
12/18	$5,777,972	$5,347,748	$5,773,765	$5,897,297	$5,649,631
1/19	$5,956,477	$5,421,482	$5,967,106	$6,142,068	$5,793,507
2/19	$6,036,479	$5,427,391	$6,067,597	$6,251,180	$5,885,722
3/19	$6,068,551	$5,525,397	$6,093,709	$6,315,898	$5,875,448
4/19	$6,141,638	$5,533,131	$6,188,138	$6,407,328	$5,972,486
5/19	$6,122,769	$5,617,891	$6,144,228	$6,330,294	$5,959,534
6/19	$6,209,069	$5,697,352	$6,227,106	$6,485,732	$5,973,973
7/19	$6,256,873	$5,714,311	$6,269,795	$6,522,664	$6,021,862
8/19	$6,277,870	$5,843,610	$6,276,993	$6,555,568	$6,005,311
9/19	$6,302,819	$5,818,293	$6,299,420	$6,571,830	$6,033,327
10/19	$6,305,486	$5,837,092	$6,290,759	$6,583,321	$6,006,187
11/19	$6,341,563	$5,835,924	$6,323,374	$6,612,906	$6,041,475
12/19	$6,453,458	$5,844,621	$6,434,713	$6,740,277	$6,137,861
1/20	$6,476,064	$5,949,520	$6,453,848	$6,742,704	$6,172,156
2/20	$6,371,547	$6,038,603	$6,360,761	$6,637,307	$6,090,586
3/20	$5,575,364	$5,920,648	$5,586,972	$5,843,492	$5,337,170
4/20	$5,794,828	$6,039,247	$5,832,801	$6,094,669	$5,577,432
5/20	$6,027,329	$6,095,652	$6,065,038	$6,348,670	$5,789,125
6/20	$6,081,694	$6,146,514	$6,135,105	$6,423,095	$5,855,019
7/20	$6,219,336	$6,254,483	$6,322,211	$6,689,164	$5,969,611
8/20	$6,303,605	$6,218,418	$6,404,177	$6,762,698	$6,058,776
9/20	$6,271,937	$6,207,211	$6,394,972	$6,700,374	$6,097,196
10/20	$6,275,623	$6,185,025	$6,415,240	$6,729,216	$6,109,597
11/20	$6,488,504	$6,265,736	$6,616,875	$7,002,434	$6,245,595
12/20	$6,575,748	$6,287,373	$6,716,161	$7,118,347	$6,329,640
1/21	$6,618,341	$6,247,854	$6,771,074	$7,150,112	$6,404,900
2/21	$6,659,727	$6,167,238	$6,804,993	$7,179,730	$6,442,537
3/21	$6,655,667	$6,095,467	$6,814,516	$7,200,004	$6,442,376
4/21	$6,702,962	$6,146,723	$6,865,902	$7,271,590	$6,475,484
5/21	$6,738,394	$6,170,168	$6,895,110	$7,291,220	$6,513,096
6/21	$6,793,124	$6,215,150	$6,948,519	$7,377,169	$6,537,220
7/21	$6,797,450	$6,277,558	$6,961,005	$7,404,657	$6,536,355
8/21	$6,827,497	$6,273,367	$6,994,885	$7,441,573	$6,567,395
9/21	$6,844,990	$6,219,796	$7,017,760	$7,442,431	$6,609,592
10/21	$6,848,710	$6,214,712	$7,017,315	$7,421,645	$6,627,214
11/21	$6,807,294	$6,222,219	$6,980,570	$7,355,756	$6,616,645
12/21	$6,871,204	$6,218,024	$7,060,642	$7,477,497	$6,658,931
1/22	$6,805,211	$6,081,699	$6,988,760	$7,298,055	$6,683,146
2/22	$6,719,355	$5,998,781	$6,923,403	$7,199,030	$6,648,830
3/22	$6,684,170	$5,837,841	$6,903,980	$7,155,197	$6,652,007
4/22	$6,585,176	$5,620,104	$6,795,223	$6,914,239	$6,666,443
5/22	$6,487,245	$5,651,027	$6,703,981	$6,905,440	$6,495,902
6/22	$6,219,799	$5,538,106	$6,404,088	$6,437,211	$6,355,193
7/22	$6,445,346	$5,677,345	$6,659,743	$6,813,894	$6,490,715
8/22	$6,423,030	$5,529,755	$6,641,482	$6,673,628	$6,588,733
9/22	$6,230,113	$5,291,512	$6,433,847	$6,408,352	$6,438,663
10/22	$6,329,326	$5,233,452	$6,550,945	$6,577,939	$6,502,645
11/22	$6,458,127	$5,428,589	$6,667,120	$6,732,452	$6,580,537
12/22	$6,447,284	$5,410,151	$6,657,875	$6,686,109	$6,607,584
1/23	$6,640,827	$5,577,976	$6,872,509	$6,938,855	$6,783,832
2/23	$6,608,650	$5,440,916	$6,861,008	$6,875,607	$6,822,963
3/23	$6,667,602	$5,568,556	$6,889,281	$6,934,430	$6,820,821
4/23	$6,705,611	$5,602,573	$6,955,525	$6,994,856	$6,892,559
5/23	$6,668,855	$5,544,487	$6,932,204	$6,960,796	$6,879,899
6/23	$6,771,763	$5,535,870	$7,057,458	$7,054,736	$7,035,670
7/23	$6,862,701	$5,541,373	$7,151,999	$7,153,067	$7,126,102
8/23	$6,913,761	$5,508,004	$7,205,533	$7,176,346	$7,209,592
9/23	$6,898,782	$5,376,665	$7,213,211	$7,122,574	$7,278,978
10/23	$6,863,788	$5,295,810	$7,178,123	$7,054,571	$7,277,657
11/23	$7,052,102	$5,534,147	$7,372,029	$7,349,664	$7,366,422
12/23	$7,226,572	$5,744,136	$7,561,574	$7,606,503	$7,487,798
1/24	$7,264,865	$5,730,389	$7,596,107	$7,624,631	$7,538,346
2/24	$7,294,408	$5,661,684	$7,644,333	$7,652,120	$7,606,888
3/24	$7,370,520	$5,717,273	$7,715,011	$7,728,427	$7,671,694
4/24	$7,362,796	$5,583,670	$7,709,172	$7,670,231	$7,717,851
5/24	$7,439,132	$5,676,226	$7,788,255	$7,755,569	$7,790,327
6/24	$7,493,107	$5,728,116	$7,836,697	$7,824,959	$7,817,537
7/24	$7,570,860	$5,858,131	$7,934,468	$7,966,842	$7,870,851
8/24	$7,640,337	$5,944,368	$8,020,237	$8,088,534	$7,920,788
9/24	$7,710,637	$6,025,898	$8,109,875	$8,211,630	$7,977,298
10/24	$7,732,421	$5,889,033	$8,134,519	$8,190,877	$8,045,940
11/24	$7,793,684	$5,951,119	$8,208,916	$8,272,996	$8,112,449
12/24	$7,820,349	$5,861,240	$8,225,558	$8,259,756	$8,158,325
1/25	$7,881,820	$5,896,559	$8,305,173	$8,362,577	$8,214,695
2/25	$7,924,789	$6,018,474	$8,341,146	$8,426,172	$8,223,386
3/25	$7,851,613	$6,017,038	$8,285,593	$8,340,339	$8,197,617
4/25	$7,865,017	$6,038,290	$8,287,620	$8,348,891	$8,193,221
5/25	$7,984,215	$6,007,665	$8,419,567	$8,485,062	$8,320,479
6/25	$8,079,305	$6,101,262	$8,519,670	$8,618,575	$8,387,404
7/25	$8,125,973	$6,092,553	$8,584,400	$8,674,114	$8,460,806
8/25	$8,173,072	$6,165,735	$8,646,999	$8,761,846	$8,498,627
9/25	$8,218,673	$6,231,062	$8,698,039	$8,826,976	$8,535,781
10/25	$8,248,082	$6,272,211	$8,716,980	$8,845,929	$8,554,630

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class R6	6.67%	5.62%	5.13%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Blended IndexFootnote Reference3	7.16%	6.32%	5.71%
ICE BofA DM HY ex-Sub Financials Index - Hedged USD	8.00%	5.62%	5.87%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%
Footnote	Description
Footnote[1]	Performance prior to September 15, 2018 reflects the Fund's performance under its former investment strategy. Please see the Fund's prospectus for further information.
Footnote[2]	Class R6 performance prior to 9/3/19 is linked to Class I. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[3]	Index consists of 50% Morningstar®LSTA® US Leveraged Loan Index℠ and 50% ICE BofA Developed Markets High Yield ex-Subordinated Financials Index–Hedged USD, rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 501,898,834
Holdings Count | Holding	761
Advisory Fees Paid, Amount	$ 2,736,954
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$501,898,834
# of Portfolio Holdings	761
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$2,736,954

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Short-Term Investments	2.9%
Commercial Mortgage-Backed Securities	3.7%
Collateralized Mortgage Obligations	8.6%
Asset-Backed Securities	9.5%
Senior Floating-Rate Loans	30.2%
Corporate Bonds	44.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality Explanation [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	1.8%
Not Rated	13.0%
CCC or Lower	6.0%
B	42.6%
BB	27.8%
BBB	7.5%
A	1.0%
AA	0.2%
AAA	0.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000132340
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration High Income Fund
Class Name	Class A
Trading Symbol	ESHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Short Duration High Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Cash Pay BB-B 1-3 Year Index (the Index):

↓ The Fund’s security selections by sector, especially in healthcare, retail and automotive and auto parts, detracted from performance relative to the Index

↓ The Fund’s security selections by credit quality, particularly in BB-rated credits, hurt relative returns

↓ Security selections by duration segment, especially in securities with duration between 2-5 years, hampered performance relative to the Index

↑ The Fund’s allocations by sector, particularly in the paper, retail and healthcare sectors, contributed to returns relative to the Index

↑ An allocation to lower- and non-rated securities, helped performance relative to the Index

↑The Fund’s allocations, particularly to securities with duration between 2-5 years contributed to returns relative to the Index

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Cash Pay BB-B 1–3 Year Index
10/15	$10,000	$10,000	$10,000
11/15	$9,564	$9,964	$9,904
12/15	$9,523	$9,914	$9,821
1/16	$9,502	$10,023	$9,739
2/16	$9,534	$10,094	$9,830
3/16	$9,760	$10,218	$10,049
4/16	$9,884	$10,288	$10,239
5/16	$9,949	$10,296	$10,326
6/16	$9,964	$10,477	$10,395
7/16	$10,071	$10,563	$10,544
8/16	$10,159	$10,575	$10,657
9/16	$10,226	$10,577	$10,701
10/16	$10,242	$10,507	$10,742
11/16	$10,269	$10,271	$10,750
12/16	$10,380	$10,301	$10,858
1/17	$10,428	$10,338	$10,927
2/17	$10,510	$10,418	$11,010
3/17	$10,518	$10,414	$11,032
4/17	$10,592	$10,500	$11,112
5/17	$10,656	$10,581	$11,175
6/17	$10,675	$10,573	$11,198
7/17	$10,738	$10,625	$11,257
8/17	$10,756	$10,717	$11,286
9/17	$10,811	$10,679	$11,343
10/17	$10,840	$10,692	$11,371
11/17	$10,813	$10,676	$11,352
12/17	$10,852	$10,723	$11,370
1/18	$10,893	$10,620	$11,424
2/18	$10,856	$10,519	$11,413
3/18	$10,852	$10,572	$11,417
4/18	$10,826	$10,501	$11,477
5/18	$10,834	$10,559	$11,513
6/18	$10,830	$10,543	$11,536
7/18	$10,918	$10,565	$11,619
8/18	$10,971	$10,618	$11,689
9/18	$11,015	$10,572	$11,745
10/18	$10,941	$10,484	$11,709
11/18	$10,912	$10,531	$11,712
12/18	$10,780	$10,696	$11,621
1/19	$11,078	$10,843	$11,893
2/19	$11,168	$10,855	$12,009
3/19	$11,209	$11,051	$12,082
4/19	$11,309	$11,066	$12,174
5/19	$11,272	$11,236	$12,133
6/19	$11,385	$11,395	$12,291
7/19	$11,441	$11,429	$12,348
8/19	$11,472	$11,687	$12,414
9/19	$11,527	$11,637	$12,432
10/19	$11,534	$11,674	$12,460
11/19	$11,575	$11,672	$12,515
12/19	$11,689	$11,689	$12,647
1/20	$11,718	$11,899	$12,669
2/20	$11,617	$12,077	$12,494
3/20	$10,628	$11,841	$11,257
4/20	$10,770	$12,078	$11,549
5/20	$11,073	$12,191	$11,917
6/20	$11,218	$12,293	$12,047
7/20	$11,487	$12,509	$12,411
8/20	$11,572	$12,437	$12,521
9/20	$11,540	$12,414	$12,436
10/20	$11,551	$12,370	$12,510
11/20	$11,914	$12,531	$12,813
12/20	$12,023	$12,575	$12,965
1/21	$12,080	$12,496	$13,009
2/21	$12,188	$12,334	$13,067
3/21	$12,255	$12,191	$13,143
4/21	$12,321	$12,293	$13,238
5/21	$12,373	$12,340	$13,277
6/21	$12,437	$12,430	$13,355
7/21	$12,449	$12,555	$13,370
8/21	$12,488	$12,547	$13,423
9/21	$12,496	$12,440	$13,431
10/21	$12,520	$12,429	$13,456
11/21	$12,451	$12,444	$13,392
12/21	$12,580	$12,436	$13,520
1/22	$12,469	$12,163	$13,351
2/22	$12,431	$11,998	$13,308
3/22	$12,392	$11,676	$13,239
4/22	$12,285	$11,240	$13,070
5/22	$12,204	$11,302	$13,137
6/22	$11,775	$11,076	$12,691
7/22	$12,101	$11,355	$13,118
8/22	$11,986	$11,060	$13,001
9/22	$11,805	$10,583	$12,810
10/22	$12,019	$10,467	$13,065
11/22	$12,168	$10,857	$13,214
12/22	$12,158	$10,820	$13,175
1/23	$12,407	$11,156	$13,466
2/23	$12,355	$10,882	$13,471
3/23	$12,456	$11,137	$13,544
4/23	$12,517	$11,205	$13,649
5/23	$12,465	$11,089	$13,624
6/23	$12,599	$11,072	$13,790
7/23	$12,721	$11,083	$13,940
8/23	$12,788	$11,016	$14,000
9/23	$12,784	$10,753	$13,987
10/23	$12,736	$10,592	$13,932
11/23	$12,965	$11,068	$14,284
12/23	$13,152	$11,488	$14,552
1/24	$13,206	$11,461	$14,586
2/24	$13,261	$11,323	$14,668
3/24	$13,376	$11,435	$14,783
4/24	$13,372	$11,167	$14,748
5/24	$13,489	$11,352	$14,880
6/24	$13,591	$11,456	$14,991
7/24	$13,712	$11,716	$15,185
8/24	$13,831	$11,889	$15,331
9/24	$13,922	$12,052	$15,480
10/24	$13,949	$11,778	$15,494
11/24	$14,068	$11,902	$15,618
12/24	$14,066	$11,722	$15,621
1/25	$14,203	$11,793	$15,793
2/25	$14,274	$12,037	$15,877
3/25	$14,207	$12,034	$15,853
4/25	$14,246	$12,077	$15,905
5/25	$14,394	$12,015	$16,087
6/25	$14,546	$12,203	$16,257
7/25	$14,599	$12,185	$16,318
8/25	$14,703	$12,331	$16,445
9/25	$14,789	$12,462	$16,538
10/25	$14,844	$12,544	$16,599

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	6.41%	5.14%	4.37%
Class A with 3.25% Maximum Sales Charge	2.96%	4.44%	4.03%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA U.S. High Yield Cash Pay BB-B 1–3 Year Index	7.13%	5.82%	5.19%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 82,586,870
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 278,237
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$82,586,870
# of Portfolio Holdings	205
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$278,237

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.2%
Convertible Bonds	1.0%
Short-Term Investments	4.7%
Senior Floating-Rate Loans	10.4%
Corporate Bonds	83.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.2%
CCC or Lower	8.0%
B	36.4%
BB	50.7%
BBB	2.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000132342
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration High Income Fund
Class Name	Class I
Trading Symbol	ESHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Short Duration High Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Cash Pay BB-B 1-3 Year Index (the Index):

↓ The Fund’s security selections by sector, especially in healthcare, retail and automotive and auto parts, detracted from performance relative to the Index

↓ The Fund’s security selections by credit quality, particularly in BB-rated credits, hurt relative returns

↓ Security selections by duration segment, especially in securities with duration between 2-5 years, hampered performance relative to the Index

↑ The Fund’s allocations by sector, particularly in the paper, retail and healthcare sectors, contributed to returns relative to the Index

↑ An allocation to lower- and non-rated securities, helped performance relative to the Index

↑The Fund’s allocations, particularly to securities with duration between 2-5 years contributed to returns relative to the Index

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Cash Pay BB-B 1–3 Year Index
10/15	$1,000,000	$1,000,000	$1,000,000
11/15	$987,750	$996,353	$990,434
12/15	$983,674	$991,376	$982,094
1/16	$982,879	$1,002,320	$973,930
2/16	$986,371	$1,009,440	$983,012
3/16	$1,008,857	$1,021,811	$1,004,906
4/16	$1,022,936	$1,028,772	$1,023,888
5/16	$1,029,834	$1,029,576	$1,032,627
6/16	$1,030,539	$1,047,701	$1,039,506
7/16	$1,041,866	$1,056,335	$1,054,428
8/16	$1,052,277	$1,057,474	$1,065,701
9/16	$1,058,349	$1,057,726	$1,070,110
10/16	$1,061,348	$1,050,709	$1,074,177
11/16	$1,063,252	$1,027,092	$1,075,000
12/16	$1,075,995	$1,030,143	$1,085,815
1/17	$1,081,231	$1,033,777	$1,092,710
2/17	$1,089,930	$1,041,753	$1,100,983
3/17	$1,089,882	$1,041,404	$1,103,239
4/17	$1,098,790	$1,050,045	$1,111,155
5/17	$1,105,775	$1,058,147	$1,117,518
6/17	$1,108,018	$1,057,250	$1,119,827
7/17	$1,114,767	$1,062,516	$1,125,709
8/17	$1,115,769	$1,071,683	$1,128,611
9/17	$1,122,792	$1,067,911	$1,134,313
10/17	$1,126,061	$1,069,193	$1,137,122
11/17	$1,123,537	$1,067,575	$1,135,204
12/17	$1,126,680	$1,072,282	$1,136,979
1/18	$1,131,201	$1,061,963	$1,142,428
2/18	$1,128,703	$1,051,894	$1,141,296
3/18	$1,128,513	$1,057,199	$1,141,682
4/18	$1,126,037	$1,050,145	$1,147,733
5/18	$1,127,107	$1,055,872	$1,151,333
6/18	$1,125,791	$1,054,340	$1,153,576
7/18	$1,136,371	$1,056,547	$1,161,875
8/18	$1,142,143	$1,061,752	$1,168,895
9/18	$1,146,904	$1,057,203	$1,174,470
10/18	$1,139,464	$1,048,359	$1,170,926
11/18	$1,136,697	$1,053,074	$1,171,161
12/18	$1,122,015	$1,069,550	$1,162,058
1/19	$1,154,409	$1,084,296	$1,189,257
2/19	$1,164,024	$1,085,478	$1,200,921
3/19	$1,167,344	$1,105,079	$1,208,186
4/19	$1,179,248	$1,106,626	$1,217,435
5/19	$1,175,566	$1,123,578	$1,213,323
6/19	$1,187,678	$1,139,470	$1,229,102
7/19	$1,193,700	$1,142,862	$1,234,833
8/19	$1,197,216	$1,168,722	$1,241,379
9/19	$1,203,179	$1,163,659	$1,243,191
10/19	$1,204,119	$1,167,418	$1,245,952
11/19	$1,207,427	$1,167,185	$1,251,482
12/19	$1,220,800	$1,168,924	$1,264,720
1/20	$1,222,853	$1,189,904	$1,266,920
2/20	$1,212,566	$1,207,721	$1,249,406
3/20	$1,108,454	$1,184,130	$1,125,688
4/20	$1,123,448	$1,207,849	$1,154,874
5/20	$1,155,295	$1,219,130	$1,191,664
6/20	$1,171,966	$1,229,303	$1,204,698
7/20	$1,200,338	$1,250,897	$1,241,109
8/20	$1,209,406	$1,243,684	$1,252,067
9/20	$1,206,402	$1,241,442	$1,243,609
10/20	$1,207,766	$1,237,005	$1,251,006
11/20	$1,245,957	$1,253,147	$1,281,330
12/20	$1,257,625	$1,257,475	$1,296,545
1/21	$1,262,527	$1,249,571	$1,300,944
2/21	$1,275,345	$1,233,448	$1,306,691
3/21	$1,282,599	$1,219,093	$1,314,284
4/21	$1,289,767	$1,229,345	$1,323,755
5/21	$1,295,526	$1,234,034	$1,327,651
6/21	$1,302,491	$1,243,030	$1,335,536
7/21	$1,304,012	$1,255,512	$1,336,996
8/21	$1,308,336	$1,254,673	$1,342,296
9/21	$1,309,507	$1,243,959	$1,343,145
10/21	$1,312,286	$1,242,942	$1,345,631
11/21	$1,305,353	$1,244,444	$1,339,191
12/21	$1,319,118	$1,243,605	$1,351,960
1/22	$1,307,773	$1,216,340	$1,335,142
2/22	$1,304,033	$1,199,756	$1,330,804
3/22	$1,300,251	$1,167,568	$1,323,893
4/22	$1,289,292	$1,124,021	$1,307,040
5/22	$1,281,125	$1,130,205	$1,313,694
6/22	$1,236,352	$1,107,621	$1,269,124
7/22	$1,270,845	$1,135,469	$1,311,790
8/22	$1,259,083	$1,105,951	$1,300,066
9/22	$1,240,284	$1,058,302	$1,281,017
10/22	$1,263,023	$1,046,690	$1,306,538
11/22	$1,278,942	$1,085,718	$1,321,428
12/22	$1,278,213	$1,082,030	$1,317,524
1/23	$1,304,662	$1,115,595	$1,346,633
2/23	$1,299,346	$1,088,183	$1,347,115
3/23	$1,310,267	$1,113,711	$1,354,412
4/23	$1,318,405	$1,120,515	$1,364,941
5/23	$1,311,744	$1,108,897	$1,362,405
6/23	$1,326,154	$1,107,174	$1,379,017
7/23	$1,339,313	$1,108,275	$1,394,042
8/23	$1,348,129	$1,101,601	$1,400,017
9/23	$1,346,470	$1,075,333	$1,398,732
10/23	$1,341,667	$1,059,162	$1,393,249
11/23	$1,366,082	$1,106,829	$1,428,383
12/23	$1,386,072	$1,148,827	$1,455,188
1/24	$1,392,107	$1,146,078	$1,458,587
2/24	$1,398,107	$1,132,337	$1,466,842
3/24	$1,410,547	$1,143,455	$1,478,254
4/24	$1,410,412	$1,116,734	$1,474,845
5/24	$1,423,082	$1,135,245	$1,488,022
6/24	$1,434,133	$1,145,623	$1,499,111
7/24	$1,447,164	$1,171,626	$1,518,456
8/24	$1,460,031	$1,188,874	$1,533,108
9/24	$1,469,920	$1,205,180	$1,548,049
10/24	$1,473,094	$1,177,807	$1,549,371
11/24	$1,485,993	$1,190,224	$1,561,792
12/24	$1,486,141	$1,172,248	$1,562,130
1/25	$1,500,872	$1,179,312	$1,579,316
2/25	$1,507,015	$1,203,695	$1,587,679
3/25	$1,501,943	$1,203,408	$1,585,262
4/25	$1,506,379	$1,207,658	$1,590,512
5/25	$1,520,597	$1,201,533	$1,608,716
6/25	$1,538,727	$1,220,252	$1,625,691
7/25	$1,542,917	$1,218,511	$1,631,795
8/25	$1,555,957	$1,233,147	$1,644,546
9/25	$1,565,415	$1,246,212	$1,653,753
10/25	$1,571,407	$1,254,442	$1,659,878

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	6.67%	5.40%	4.62%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA U.S. High Yield Cash Pay BB-B 1–3 Year Index	7.13%	5.82%	5.19%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 82,586,870
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 278,237
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$82,586,870
# of Portfolio Holdings	205
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$278,237

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.2%
Convertible Bonds	1.0%
Short-Term Investments	4.7%
Senior Floating-Rate Loans	10.4%
Corporate Bonds	83.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.2%
CCC or Lower	8.0%
B	36.4%
BB	50.7%
BBB	2.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014425
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Multi-Cap Growth Fund
Class Name	Class A
Trading Symbol	EACPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Multi-Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.23%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Multi-Cap Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Growth Index (the Index):

↓An underweight position in Broadcom Inc. hurt returns as its stock surged on artificial intelligence (AI) chip demand, strong earnings, and a major OpenAI deal

↓Not owning electric vehicle manufacturer Tesla, Inc. hampered Index-relative returns as the stock rose due to AI and robotaxi expansion

↓An overweight position in UnitedHealth Group Inc. hurt returns due to Medicare cost overruns, a Department of Justice probe, CEO exit and guidance cuts. This was sold by period end.

↓Not owning AI-driven data analytics firm Palantir Technologies Inc. detracted from returns as shares rose on strong government and commercial demand

↑An overweight position in technology conglomerate Alphabet Inc. helped returns as the stock rose on AI-driven search, cloud growth, and strong earnings

↑An underweight position in Eli Lilly and Company helped as the stock lagged due to disappointing GLP-1 trial results and pressures on drug pricing

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	S&P 500® Index	Russell 3000® Growth Index
10/15	$10,000	$10,000	$10,000
11/15	$9,609	$10,030	$10,053
12/15	$9,408	$9,872	$9,880
1/16	$8,608	$9,382	$9,290
2/16	$8,456	$9,369	$9,282
3/16	$9,059	$10,005	$9,914
4/16	$9,091	$10,043	$9,836
5/16	$9,372	$10,224	$10,033
6/16	$9,189	$10,250	$9,993
7/16	$9,703	$10,628	$10,478
8/16	$9,707	$10,643	$10,438
9/16	$9,730	$10,645	$10,485
10/16	$9,484	$10,451	$10,208
11/16	$9,596	$10,838	$10,480
12/16	$9,573	$11,052	$10,611
1/17	$10,047	$11,262	$10,954
2/17	$10,360	$11,709	$11,395
3/17	$10,423	$11,723	$11,527
4/17	$10,615	$11,843	$11,787
5/17	$10,892	$12,010	$12,063
6/17	$10,834	$12,085	$12,063
7/17	$11,151	$12,333	$12,367
8/17	$11,205	$12,371	$12,575
9/17	$11,352	$12,626	$12,778
10/17	$11,634	$12,921	$13,250
11/17	$11,906	$13,317	$13,651
12/17	$12,042	$13,465	$13,750
1/18	$13,081	$14,236	$14,690
2/18	$12,929	$13,711	$14,302
3/18	$12,633	$13,363	$13,954
4/18	$12,880	$13,414	$14,000
5/18	$13,587	$13,737	$14,635
6/18	$13,784	$13,822	$14,774
7/18	$13,887	$14,336	$15,193
8/18	$14,609	$14,803	$16,033
9/18	$14,573	$14,887	$16,086
10/18	$13,090	$13,870	$14,601
11/18	$13,144	$14,153	$14,762
12/18	$12,043	$12,875	$13,459
1/19	$13,448	$13,906	$14,694
2/19	$13,773	$14,353	$15,251
3/19	$14,090	$14,632	$15,636
4/19	$14,935	$15,224	$16,326
5/19	$13,769	$14,257	$15,282
6/19	$14,641	$15,262	$16,340
7/19	$14,999	$15,481	$16,695
8/19	$14,655	$15,236	$16,528
9/19	$14,572	$15,521	$16,521
10/19	$14,802	$15,857	$16,987
11/19	$15,467	$16,433	$17,756
12/19	$15,886	$16,928	$18,283
1/20	$16,177	$16,922	$18,652
2/20	$15,088	$15,529	$17,377
3/20	$13,399	$13,611	$15,568
4/20	$15,402	$15,356	$17,872
5/20	$16,557	$16,087	$19,100
6/20	$17,176	$16,407	$19,926
7/20	$18,260	$17,332	$21,410
8/20	$20,091	$18,578	$23,566
9/20	$19,185	$17,872	$22,488
10/20	$18,598	$17,397	$21,777
11/20	$20,363	$19,301	$24,101
12/20	$21,216	$20,043	$25,279
1/21	$20,635	$19,841	$25,183
2/21	$21,061	$20,388	$25,235
3/21	$21,226	$21,281	$25,580
4/21	$22,781	$22,416	$27,240
5/21	$22,262	$22,573	$26,837
6/21	$23,367	$23,100	$28,491
7/21	$24,205	$23,649	$29,296
8/21	$25,028	$24,368	$30,355
9/21	$23,410	$23,234	$28,689
10/21	$24,994	$24,862	$31,100
11/21	$24,544	$24,690	$31,185
12/21	$25,145	$25,797	$31,813
1/22	$22,925	$24,462	$28,993
2/22	$21,981	$23,729	$27,837
3/22	$22,585	$24,610	$28,870
4/22	$20,136	$22,464	$25,380
5/22	$19,501	$22,505	$24,796
6/22	$18,076	$20,648	$22,857
7/22	$20,236	$22,552	$25,590
8/22	$19,231	$21,632	$24,453
9/22	$17,217	$19,640	$22,087
10/22	$18,141	$21,230	$23,427
11/22	$19,011	$22,416	$24,451
12/22	$17,711	$21,125	$22,598
1/23	$19,286	$22,452	$24,504
2/23	$18,736	$21,904	$24,215
3/23	$20,171	$22,708	$25,728
4/23	$20,626	$23,063	$25,950
5/23	$21,131	$23,163	$27,066
6/23	$22,481	$24,693	$28,937
7/23	$23,120	$25,487	$29,932
8/23	$22,870	$25,081	$29,596
9/23	$21,696	$23,885	$27,969
10/23	$21,526	$23,383	$27,484
11/23	$24,015	$25,518	$30,458
12/23	$25,110	$26,678	$31,911
1/24	$25,550	$27,126	$32,617
2/24	$26,890	$28,574	$34,862
3/24	$26,800	$29,494	$35,493
4/24	$25,550	$28,289	$33,929
5/24	$26,740	$29,692	$35,950
6/24	$28,184	$30,757	$38,260
7/24	$28,104	$31,132	$37,775
8/24	$28,544	$31,887	$38,504
9/24	$29,024	$32,568	$39,568
10/24	$28,864	$32,272	$39,419
11/24	$30,329	$34,167	$42,080
12/24	$29,966	$33,352	$42,268
1/25	$30,977	$34,281	$43,126
2/25	$29,690	$33,834	$41,516
3/25	$27,622	$31,928	$38,043
4/25	$27,581	$31,711	$38,702
5/25	$29,378	$33,707	$42,075
6/25	$30,573	$35,421	$44,720
7/25	$31,548	$36,216	$46,370
8/25	$31,727	$36,950	$46,980
9/25	$32,294	$38,299	$49,377
10/25	$33,169	$39,196	$51,083

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	14.89%	12.25%	13.33%
Class A with 5.25% Maximum Sales Charge	8.86%	11.05%	12.73%
S&P 500® Index	21.45%	17.63%	14.62%
Russell 3000® Growth Index	29.59%	18.58%	17.70%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 166,782,197
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 1,007,472
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$166,782,197
# of Portfolio Holdings (for Tax-Managed Multi-Cap Growth Portfolio)	48
Portfolio Turnover Rate (for Tax-Managed Multi-Cap Growth Portfolio)	14%
Total Advisory Fees Paid	$1,007,472

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.4%
Short-Term Investments	0.4%
Materials	1.2%
Consumer Staples	2.2%
Financials	4.6%
Health Care	6.6%
Industrials	7.9%
Consumer Discretionary	13.6%
Communication Services	14.4%
Information Technology	48.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	12.4%
NVIDIA Corp.	11.6%
Apple, Inc.	10.1%
Amazon.com, Inc.	9.3%
Alphabet, Inc., Class A	5.6%
Alphabet, Inc., Class C	4.3%
Meta Platforms, Inc., Class A	4.0%
Visa, Inc., Class A	3.4%
Broadcom, Inc.	2.9%
Monolithic Power Systems, Inc.	2.9%
Total	66.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014427
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Multi-Cap Growth Fund
Class Name	Class C
Trading Symbol	ECCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Multi-Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212	1.98%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Multi-Cap Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Growth Index (the Index):

↓An underweight position in Broadcom Inc. hurt returns as its stock surged on artificial intelligence (AI) chip demand, strong earnings, and a major OpenAI deal

↓Not owning electric vehicle manufacturer Tesla, Inc. hampered Index-relative returns as the stock rose due to AI and robotaxi expansion

↓An overweight position in UnitedHealth Group Inc. hurt returns due to Medicare cost overruns, a Department of Justice probe, CEO exit and guidance cuts. This was sold by period end.

↓Not owning AI-driven data analytics firm Palantir Technologies Inc. detracted from returns as shares rose on strong government and commercial demand

↑An overweight position in technology conglomerate Alphabet Inc. helped returns as the stock rose on AI-driven search, cloud growth, and strong earnings

↑An underweight position in Eli Lilly and Company helped as the stock lagged due to disappointing GLP-1 trial results and pressures on drug pricing

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	S&P 500® Index	Russell 3000® Growth Index
10/15	$10,000	$10,000	$10,000
11/15	$10,139	$10,030	$10,053
12/15	$9,920	$9,872	$9,880
1/16	$9,065	$9,382	$9,290
2/16	$8,904	$9,369	$9,282
3/16	$9,530	$10,005	$9,914
4/16	$9,556	$10,043	$9,836
5/16	$9,845	$10,224	$10,033
6/16	$9,653	$10,250	$9,993
7/16	$10,187	$10,628	$10,478
8/16	$10,182	$10,643	$10,438
9/16	$10,203	$10,645	$10,485
10/16	$9,936	$10,451	$10,208
11/16	$10,043	$10,838	$10,480
12/16	$10,016	$11,052	$10,611
1/17	$10,502	$11,262	$10,954
2/17	$10,828	$11,709	$11,395
3/17	$10,882	$11,723	$11,527
4/17	$11,080	$11,843	$11,787
5/17	$11,358	$12,010	$12,063
6/17	$11,293	$12,085	$12,063
7/17	$11,614	$12,333	$12,367
8/17	$11,662	$12,371	$12,575
9/17	$11,812	$12,626	$12,778
10/17	$12,100	$12,921	$13,250
11/17	$12,373	$13,317	$13,651
12/17	$12,508	$13,465	$13,750
1/18	$13,575	$14,236	$14,690
2/18	$13,414	$13,711	$14,302
3/18	$13,092	$13,363	$13,954
4/18	$13,344	$13,414	$14,000
5/18	$14,068	$13,737	$14,635
6/18	$14,261	$13,822	$14,774
7/18	$14,363	$14,336	$15,193
8/18	$15,097	$14,803	$16,033
9/18	$15,049	$14,887	$16,086
10/18	$13,511	$13,870	$14,601
11/18	$13,559	$14,153	$14,762
12/18	$12,413	$12,875	$13,459
1/19	$13,852	$13,906	$14,694
2/19	$14,183	$14,353	$15,251
3/19	$14,497	$14,632	$15,636
4/19	$15,357	$15,224	$16,326
5/19	$14,150	$14,257	$15,282
6/19	$15,032	$15,262	$16,340
7/19	$15,395	$15,481	$16,695
8/19	$15,032	$15,236	$16,528
9/19	$14,938	$15,521	$16,521
10/19	$15,164	$15,857	$16,987
11/19	$15,836	$16,433	$17,756
12/19	$16,251	$16,928	$18,283
1/20	$16,540	$16,922	$18,652
2/20	$15,419	$15,529	$17,377
3/20	$13,682	$13,611	$15,568
4/20	$15,719	$15,356	$17,872
5/20	$16,885	$16,087	$19,100
6/20	$17,507	$16,407	$19,926
7/20	$18,599	$17,332	$21,410
8/20	$20,450	$18,578	$23,566
9/20	$19,516	$17,872	$22,488
10/20	$18,905	$17,397	$21,777
11/20	$20,687	$19,301	$24,101
12/20	$21,540	$20,043	$25,279
1/21	$20,941	$19,841	$25,183
2/21	$21,358	$20,388	$25,235
3/21	$21,511	$21,281	$25,580
4/21	$23,074	$22,416	$27,240
5/21	$22,533	$22,573	$26,837
6/21	$23,638	$23,100	$28,491
7/21	$24,472	$23,649	$29,296
8/21	$25,289	$24,368	$30,355
9/21	$23,638	$23,234	$28,689
10/21	$25,218	$24,862	$31,100
11/21	$24,748	$24,690	$31,185
12/21	$25,336	$25,797	$31,813
1/22	$23,090	$24,462	$28,993
2/22	$22,119	$23,729	$27,837
3/22	$22,718	$24,610	$28,870
4/22	$20,240	$22,464	$25,380
5/22	$19,593	$22,505	$24,796
6/22	$18,146	$20,648	$22,857
7/22	$20,301	$22,552	$25,590
8/22	$19,281	$21,632	$24,453
9/22	$17,255	$19,640	$22,087
10/22	$18,170	$21,230	$23,427
11/22	$19,025	$22,416	$24,451
12/22	$17,713	$21,125	$22,598
1/23	$19,275	$22,452	$24,504
2/23	$18,720	$21,904	$24,215
3/23	$20,136	$22,708	$25,728
4/23	$20,581	$23,063	$25,950
5/23	$21,070	$23,163	$27,066
6/23	$22,400	$24,693	$28,937
7/23	$23,023	$25,487	$29,932
8/23	$22,760	$25,081	$29,596
9/23	$21,576	$23,885	$27,969
10/23	$21,393	$23,383	$27,484
11/23	$23,853	$25,518	$30,458
12/23	$24,927	$26,678	$31,911
1/24	$25,348	$27,126	$32,617
2/24	$26,661	$28,574	$34,862
3/24	$26,551	$29,494	$35,493
4/24	$25,299	$28,289	$33,929
5/24	$26,465	$29,692	$35,950
6/24	$27,875	$30,757	$38,260
7/24	$27,777	$31,132	$37,775
8/24	$28,193	$31,887	$38,504
9/24	$28,650	$32,568	$39,568
10/24	$28,473	$32,272	$39,419
11/24	$29,902	$34,167	$42,080
12/24	$29,525	$33,352	$42,268
1/25	$30,502	$34,281	$43,126
2/25	$29,218	$33,834	$41,516
3/25	$27,169	$31,928	$38,043
4/25	$27,113	$31,711	$38,702
5/25	$28,854	$33,707	$42,075
6/25	$30,014	$35,421	$44,720
7/25	$30,947	$36,216	$46,370
8/25	$31,104	$36,950	$46,980
9/25	$31,643	$38,299	$49,377
10/25	$32,958	$39,196	$51,083

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	14.04%	11.42%	12.66%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	13.04%	11.42%	12.66%
S&P 500® Index	21.45%	17.63%	14.62%
Russell 3000® Growth Index	29.59%	18.58%	17.70%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 166,782,197
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 1,007,472
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$166,782,197
# of Portfolio Holdings (for Tax-Managed Multi-Cap Growth Portfolio)	48
Portfolio Turnover Rate (for Tax-Managed Multi-Cap Growth Portfolio)	14%
Total Advisory Fees Paid	$1,007,472

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.4%
Short-Term Investments	0.4%
Materials	1.2%
Consumer Staples	2.2%
Financials	4.6%
Health Care	6.6%
Industrials	7.9%
Consumer Discretionary	13.6%
Communication Services	14.4%
Information Technology	48.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	12.4%
NVIDIA Corp.	11.6%
Apple, Inc.	10.1%
Amazon.com, Inc.	9.3%
Alphabet, Inc., Class A	5.6%
Alphabet, Inc., Class C	4.3%
Meta Platforms, Inc., Class A	4.0%
Visa, Inc., Class A	3.4%
Broadcom, Inc.	2.9%
Monolithic Power Systems, Inc.	2.9%
Total	66.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014431
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Small-Cap Fund
Class Name	Class A
Trading Symbol	ETMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Small-Cap Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.14%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Small-Cap Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ An out-of-index position in AptarGroup, Inc. hurt as management warning of headwinds in certain end markets caused investor distress

↓ Not owning Bloom Energy Corporation hurt returns, as clean energy shares climbed due to its connection to Artificial Intelligence data center infrastructure

↓ An out-of-index position in Chemed Corporation hurt due to headwinds from Medicare revenue caps in its health care business and weakening demand

↓ An overweight position in Cohen & Steers, Inc. hurt due to the business underperforming as high interest rates pressured real estate valuations

↑ An out-of-index position in Woodward, Inc. helped as its shares rose on higher government spending in aerospace and defense. The stock was sold by period end.

↑ An overweight position in ESCO Technologies, Inc. also benefitted from increased defense spending and growing naval offerings through strategic acquisitions

↑ An out-of-index position in Allegro MicroSystems, Inc. helped returns as shares rose on growth in the auto, data center, and robotics automation markets

↑ An out-of-index position in AZEK Co., Inc. helped due to strong demand, margin growth, operational discipline, and James Hardie merger. The stock was sold by period end.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 2000® Index
10/15	$10,000	$10,000	$10,000
11/15	$9,617	$10,055	$10,325
12/15	$9,121	$9,849	$9,807
1/16	$8,550	$9,293	$8,945
2/16	$8,579	$9,290	$8,944
3/16	$9,237	$9,944	$9,658
4/16	$9,229	$10,006	$9,810
5/16	$9,587	$10,185	$10,030
6/16	$9,462	$10,206	$10,024
7/16	$9,799	$10,611	$10,623
8/16	$9,932	$10,638	$10,811
9/16	$9,916	$10,655	$10,931
10/16	$9,749	$10,424	$10,411
11/16	$10,565	$10,891	$11,572
12/16	$10,841	$11,103	$11,897
1/17	$10,859	$11,312	$11,943
2/17	$11,145	$11,733	$12,174
3/17	$11,216	$11,741	$12,190
4/17	$11,247	$11,865	$12,324
5/17	$11,168	$11,987	$12,073
6/17	$11,450	$12,095	$12,490
7/17	$11,525	$12,323	$12,583
8/17	$11,388	$12,347	$12,423
9/17	$11,931	$12,648	$13,198
10/17	$12,085	$12,924	$13,311
11/17	$12,469	$13,316	$13,694
12/17	$12,489	$13,450	$13,639
1/18	$12,938	$14,158	$13,995
2/18	$12,509	$13,637	$13,454
3/18	$12,627	$13,363	$13,628
4/18	$12,671	$13,414	$13,745
5/18	$13,402	$13,792	$14,580
6/18	$13,491	$13,883	$14,684
7/18	$13,713	$14,343	$14,940
8/18	$14,245	$14,847	$15,584
9/18	$14,201	$14,871	$15,209
10/18	$12,785	$13,776	$13,557
11/18	$13,106	$14,052	$13,773
12/18	$11,770	$12,745	$12,137
1/19	$12,920	$13,838	$13,502
2/19	$13,665	$14,325	$14,204
3/19	$13,505	$14,534	$13,907
4/19	$14,102	$15,115	$14,379
5/19	$13,516	$14,137	$13,261
6/19	$14,453	$15,130	$14,198
7/19	$14,714	$15,354	$14,280
8/19	$14,314	$15,041	$13,575
9/19	$14,378	$15,305	$13,857
10/19	$14,352	$15,635	$14,222
11/19	$14,852	$16,229	$14,808
12/19	$14,985	$16,698	$15,235
1/20	$14,764	$16,680	$14,746
2/20	$13,556	$15,314	$13,505
3/20	$11,264	$13,208	$10,571
4/20	$12,427	$14,957	$12,023
5/20	$13,068	$15,757	$12,805
6/20	$13,148	$16,117	$13,258
7/20	$13,737	$17,033	$13,625
8/20	$14,242	$18,266	$14,392
9/20	$13,539	$17,601	$13,911
10/20	$13,908	$17,222	$14,203
11/20	$15,564	$19,317	$16,821
12/20	$16,833	$20,186	$18,276
1/21	$16,833	$20,096	$19,195
2/21	$17,895	$20,724	$20,392
3/21	$18,423	$21,467	$20,597
4/21	$19,064	$22,573	$21,029
5/21	$19,087	$22,676	$21,072
6/21	$19,036	$23,236	$21,481
7/21	$19,041	$23,628	$20,705
8/21	$19,354	$24,302	$21,168
9/21	$18,803	$23,212	$20,544
10/21	$19,762	$24,782	$21,418
11/21	$19,041	$24,404	$20,525
12/21	$20,366	$25,365	$20,984
1/22	$18,702	$23,873	$18,964
2/22	$19,300	$23,272	$19,166
3/22	$19,121	$24,027	$19,405
4/22	$17,814	$21,870	$17,482
5/22	$17,407	$21,841	$17,508
6/22	$16,451	$20,014	$16,068
7/22	$17,900	$21,891	$17,746
8/22	$16,858	$21,074	$17,383
9/22	$15,489	$19,120	$15,717
10/22	$17,228	$20,688	$17,447
11/22	$17,875	$21,768	$17,854
12/22	$16,999	$20,493	$16,696
1/23	$18,571	$21,905	$18,323
2/23	$18,609	$21,393	$18,013
3/23	$18,121	$21,965	$17,153
4/23	$18,013	$22,199	$16,844
5/23	$17,386	$22,285	$16,689
6/23	$18,521	$23,807	$18,046
7/23	$18,996	$24,661	$19,149
8/23	$18,280	$24,185	$18,191
9/23	$17,012	$23,033	$17,120
10/23	$15,915	$22,422	$15,953
11/23	$17,297	$24,513	$17,396
12/23	$18,876	$25,813	$19,522
1/24	$18,445	$26,099	$18,763
2/24	$19,506	$27,512	$19,824
3/24	$20,315	$28,399	$20,533
4/24	$19,017	$27,150	$19,088
5/24	$19,570	$28,432	$20,046
6/24	$19,358	$29,313	$19,860
7/24	$20,656	$29,857	$21,878
8/24	$20,926	$30,507	$21,551
9/24	$21,080	$31,138	$21,702
10/24	$20,579	$30,910	$21,388
11/24	$22,738	$32,966	$23,735
12/24	$21,118	$31,958	$21,774
1/25	$21,688	$32,967	$22,345
2/25	$21,098	$32,336	$21,150
3/25	$20,124	$30,449	$19,710
4/25	$19,461	$30,245	$19,255
5/25	$20,296	$32,162	$20,283
6/25	$20,528	$33,796	$21,386
7/25	$20,044	$34,540	$21,757
8/25	$21,051	$35,340	$23,311
9/25	$20,223	$36,559	$24,036
10/25	$19,700	$37,343	$24,471

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	(4.27)%	7.21%	7.59%
Class A with 5.25% Maximum Sales Charge	(9.29)%	6.06%	7.01%
Russell 3000® Index	20.81%	16.73%	14.07%
Russell 2000® Index	14.41%	11.49%	9.35%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 116,869,920
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 809,499
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$116,869,920
# of Portfolio Holdings (for Tax-Managed Small-Cap Portfolio)	70
Portfolio Turnover Rate (for Tax-Managed Small-Cap Portfolio)	41%
Total Advisory Fees Paid	$809,499

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.4%
Consumer Staples	1.4%
Utilities	2.2%
Short-Term Investments	2.8%
Real Estate	5.7%
Materials	6.2%
Health Care	9.9%
Information Technology	10.6%
Consumer Discretionary	14.2%
Financials	20.6%
Industrials	26.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	2.8%
Donaldson Co., Inc.	2.7%
White Mountains Insurance Group Ltd.	2.6%
Community Financial System, Inc.	2.5%
Dorman Products, Inc.	2.5%
Wyndham Hotels & Resorts, Inc.	2.4%
U.S. Physical Therapy, Inc.	2.4%
CSW Industrials, Inc.	2.4%
Franklin Electric Co., Inc.	2.4%
Essential Properties Realty Trust, Inc.	2.3%
Total	25.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014433
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Small-Cap Fund
Class Name	Class C
Trading Symbol	ECMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Small-Cap Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.89%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Small-Cap Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ An out-of-index position in AptarGroup, Inc. hurt as management warning of headwinds in certain end markets caused investor distress

↓ Not owning Bloom Energy Corporation hurt returns, as clean energy shares climbed due to its connection to Artificial Intelligence data center infrastructure

↓ An out-of-index position in Chemed Corporation hurt due to headwinds from Medicare revenue caps in its health care business and weakening demand

↓ An overweight position in Cohen & Steers, Inc. hurt due to the business underperforming as high interest rates pressured real estate valuations

↑ An out-of-index position in Woodward, Inc. helped as its shares rose on higher government spending in aerospace and defense. The stock was sold by period end.

↑ An overweight position in ESCO Technologies, Inc. also benefitted from increased defense spending and growing naval offerings through strategic acquisitions

↑ An out-of-index position in Allegro MicroSystems, Inc. helped returns as shares rose on growth in the auto, data center, and robotics automation markets

↑ An out-of-index position in AZEK Co., Inc. helped due to strong demand, margin growth, operational discipline, and James Hardie merger. The stock was sold by period end.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Russell 3000® Index	Russell 2000® Index
10/15	$10,000	$10,000	$10,000
11/15	$10,139	$10,055	$10,325
12/15	$9,612	$9,849	$9,807
1/16	$9,009	$9,293	$8,945
2/16	$9,030	$9,290	$8,944
3/16	$9,714	$9,944	$9,658
4/16	$9,704	$10,006	$9,810
5/16	$10,072	$10,185	$10,030
6/16	$9,934	$10,206	$10,024
7/16	$10,281	$10,611	$10,623
8/16	$10,419	$10,638	$10,811
9/16	$10,393	$10,655	$10,931
10/16	$10,210	$10,424	$10,411
11/16	$11,057	$10,891	$11,572
12/16	$11,340	$11,103	$11,897
1/17	$11,351	$11,312	$11,943
2/17	$11,646	$11,733	$12,174
3/17	$11,712	$11,741	$12,190
4/17	$11,733	$11,865	$12,324
5/17	$11,646	$11,987	$12,073
6/17	$11,936	$12,095	$12,490
7/17	$12,007	$12,323	$12,583
8/17	$11,854	$12,347	$12,423
9/17	$12,412	$12,648	$13,198
10/17	$12,565	$12,924	$13,311
11/17	$12,959	$13,316	$13,694
12/17	$12,966	$13,450	$13,639
1/18	$13,423	$14,158	$13,995
2/18	$12,973	$13,637	$13,454
3/18	$13,085	$13,363	$13,628
4/18	$13,123	$13,414	$13,745
5/18	$13,874	$13,792	$14,580
6/18	$13,956	$13,883	$14,684
7/18	$14,175	$14,343	$14,940
8/18	$14,719	$14,847	$15,584
9/18	$14,663	$14,871	$15,209
10/18	$13,192	$13,776	$13,557
11/18	$13,517	$14,052	$13,773
12/18	$12,134	$12,745	$12,137
1/19	$13,308	$13,838	$13,502
2/19	$14,071	$14,325	$14,204
3/19	$13,899	$14,534	$13,907
4/19	$14,496	$15,115	$14,379
5/19	$13,892	$14,137	$13,261
6/19	$14,840	$15,130	$14,198
7/19	$15,101	$15,354	$14,280
8/19	$14,682	$15,041	$13,575
9/19	$14,737	$15,305	$13,857
10/19	$14,702	$15,635	$14,222
11/19	$15,204	$16,229	$14,808
12/19	$15,334	$16,698	$15,235
1/20	$15,096	$16,680	$14,746
2/20	$13,845	$15,314	$13,505
3/20	$11,500	$13,208	$10,571
4/20	$12,677	$14,957	$12,023
5/20	$13,324	$15,757	$12,805
6/20	$13,399	$16,117	$13,258
7/20	$13,994	$17,033	$13,625
8/20	$14,500	$18,266	$14,392
9/20	$13,771	$17,601	$13,911
10/20	$14,136	$17,222	$14,203
11/20	$15,810	$19,317	$16,821
12/20	$17,091	$20,186	$18,276
1/21	$17,076	$20,096	$19,195
2/21	$18,140	$20,724	$20,392
3/21	$18,669	$21,467	$20,597
4/21	$19,309	$22,573	$21,029
5/21	$19,316	$22,676	$21,072
6/21	$19,249	$23,236	$21,481
7/21	$19,249	$23,628	$20,705
8/21	$19,547	$24,302	$21,168
9/21	$18,981	$23,212	$20,544
10/21	$19,934	$24,782	$21,418
11/21	$19,205	$24,404	$20,525
12/21	$20,516	$25,365	$20,984
1/22	$18,837	$23,873	$18,964
2/22	$19,421	$23,272	$19,166
3/22	$19,232	$24,027	$19,405
4/22	$17,907	$21,870	$17,482
5/22	$17,487	$21,841	$17,508
6/22	$16,515	$20,014	$16,068
7/22	$17,956	$21,891	$17,746
8/22	$16,902	$21,074	$17,383
9/22	$15,519	$19,120	$15,717
10/22	$17,256	$20,688	$17,447
11/22	$17,890	$21,768	$17,854
12/22	$16,999	$20,493	$16,696
1/23	$18,560	$21,905	$18,323
2/23	$18,585	$21,393	$18,013
3/23	$18,091	$21,965	$17,153
4/23	$17,971	$22,199	$16,844
5/23	$17,331	$22,285	$16,689
6/23	$18,457	$23,807	$18,046
7/23	$18,918	$24,661	$19,149
8/23	$18,184	$24,185	$18,191
9/23	$16,922	$23,033	$17,120
10/23	$15,822	$22,422	$15,953
11/23	$17,186	$24,513	$17,396
12/23	$18,738	$25,813	$19,522
1/24	$18,296	$26,099	$18,763
2/24	$19,337	$27,512	$19,824
3/24	$20,126	$28,399	$20,533
4/24	$18,834	$27,150	$19,088
5/24	$19,371	$28,432	$20,046
6/24	$19,146	$29,313	$19,860
7/24	$20,413	$29,857	$21,878
8/24	$20,673	$30,507	$21,551
9/24	$20,812	$31,138	$21,702
10/24	$20,300	$30,910	$21,388
11/24	$22,416	$32,966	$23,735
12/24	$20,806	$31,958	$21,774
1/25	$21,357	$32,967	$22,345
2/25	$20,761	$32,336	$21,150
3/25	$19,785	$30,449	$19,710
4/25	$19,126	$30,245	$19,255
5/25	$19,930	$32,162	$20,283
6/25	$20,146	$33,796	$21,386
7/25	$19,659	$34,540	$21,757
8/25	$20,634	$35,340	$23,311
9/25	$19,812	$36,559	$24,036
10/25	$19,585	$37,343	$24,471

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(4.98)%	6.41%	6.95%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(5.89)%	6.41%	6.95%
Russell 3000® Index	20.81%	16.73%	14.07%
Russell 2000® Index	14.41%	11.49%	9.35%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 116,869,920
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 809,499
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$116,869,920
# of Portfolio Holdings (for Tax-Managed Small-Cap Portfolio)	70
Portfolio Turnover Rate (for Tax-Managed Small-Cap Portfolio)	41%
Total Advisory Fees Paid	$809,499

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.4%
Consumer Staples	1.4%
Utilities	2.2%
Short-Term Investments	2.8%
Real Estate	5.7%
Materials	6.2%
Health Care	9.9%
Information Technology	10.6%
Consumer Discretionary	14.2%
Financials	20.6%
Industrials	26.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	2.8%
Donaldson Co., Inc.	2.7%
White Mountains Insurance Group Ltd.	2.6%
Community Financial System, Inc.	2.5%
Dorman Products, Inc.	2.5%
Wyndham Hotels & Resorts, Inc.	2.4%
U.S. Physical Therapy, Inc.	2.4%
CSW Industrials, Inc.	2.4%
Franklin Electric Co., Inc.	2.4%
Essential Properties Realty Trust, Inc.	2.3%
Total	25.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081633
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Small-Cap Fund
Class Name	Class I
Trading Symbol	EIMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Small-Cap Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.89%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Small-Cap Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ An out-of-index position in AptarGroup, Inc. hurt as management warning of headwinds in certain end markets caused investor distress

↓ Not owning Bloom Energy Corporation hurt returns, as clean energy shares climbed due to its connection to Artificial Intelligence data center infrastructure

↓ An out-of-index position in Chemed Corporation hurt due to headwinds from Medicare revenue caps in its health care business and weakening demand

↓ An overweight position in Cohen & Steers, Inc. hurt due to the business underperforming as high interest rates pressured real estate valuations

↑ An out-of-index position in Woodward, Inc. helped as its shares rose on higher government spending in aerospace and defense. The stock was sold by period end.

↑ An overweight position in ESCO Technologies, Inc. also benefitted from increased defense spending and growing naval offerings through strategic acquisitions

↑ An out-of-index position in Allegro MicroSystems, Inc. helped returns as shares rose on growth in the auto, data center, and robotics automation markets

↑ An out-of-index position in AZEK Co., Inc. helped due to strong demand, margin growth, operational discipline, and James Hardie merger. The stock was sold by period end.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 3000® Index	Russell 2000® Index
10/15	$1,000,000	$1,000,000	$1,000,000
11/15	$1,015,176	$1,005,544	$1,032,529
12/15	$963,189	$984,904	$980,686
1/16	$903,125	$929,331	$894,450
2/16	$906,150	$929,032	$894,410
3/16	$975,721	$994,441	$965,794
4/16	$975,289	$1,000,604	$980,952
5/16	$1,013,315	$1,018,505	$1,003,047
6/16	$1,000,352	$1,020,600	$1,002,415
7/16	$1,036,217	$1,061,104	$1,062,266
8/16	$1,050,477	$1,063,811	$1,081,051
9/16	$1,048,749	$1,065,483	$1,093,092
10/16	$1,031,464	$1,042,431	$1,041,127
11/16	$1,117,887	$1,089,082	$1,157,225
12/16	$1,147,855	$1,110,333	$1,189,650
1/17	$1,149,685	$1,131,232	$1,194,343
2/17	$1,180,338	$1,173,304	$1,217,392
3/17	$1,188,115	$1,174,102	$1,218,985
4/17	$1,191,317	$1,186,547	$1,232,353
5/17	$1,183,540	$1,198,690	$1,207,282
6/17	$1,213,735	$1,209,508	$1,249,016
7/17	$1,221,970	$1,232,313	$1,258,295
8/17	$1,207,330	$1,234,688	$1,242,287
9/17	$1,265,432	$1,264,799	$1,319,817
10/17	$1,281,901	$1,292,400	$1,331,067
11/17	$1,323,076	$1,331,643	$1,369,428
12/17	$1,325,582	$1,344,953	$1,363,901
1/18	$1,373,034	$1,415,846	$1,399,545
2/18	$1,328,133	$1,363,659	$1,345,353
3/18	$1,340,889	$1,336,285	$1,362,753
4/18	$1,345,991	$1,341,363	$1,374,535
5/18	$1,424,057	$1,379,230	$1,457,970
6/18	$1,433,751	$1,388,250	$1,468,417
7/18	$1,457,222	$1,434,321	$1,494,009
8/18	$1,514,368	$1,484,691	$1,558,416
9/18	$1,510,286	$1,487,149	$1,520,933
10/18	$1,359,768	$1,377,646	$1,355,734
11/18	$1,393,953	$1,405,238	$1,377,284
12/18	$1,252,855	$1,274,453	$1,213,682
1/19	$1,375,165	$1,383,845	$1,350,219
2/19	$1,454,502	$1,432,513	$1,420,414
3/19	$1,437,973	$1,453,431	$1,390,686
4/19	$1,501,883	$1,511,469	$1,437,928
5/19	$1,439,626	$1,413,659	$1,326,096
6/19	$1,539,898	$1,512,950	$1,419,821
7/19	$1,567,997	$1,535,440	$1,427,996
8/19	$1,525,023	$1,504,139	$1,357,490
9/19	$1,532,736	$1,530,538	$1,385,734
10/19	$1,529,981	$1,563,486	$1,422,229
11/19	$1,583,974	$1,622,917	$1,480,775
12/19	$1,598,322	$1,669,777	$1,523,473
1/20	$1,574,886	$1,667,953	$1,474,612
2/20	$1,445,989	$1,531,392	$1,350,476
3/20	$1,202,257	$1,320,798	$1,057,065
4/20	$1,326,467	$1,495,725	$1,202,258
5/20	$1,395,016	$1,575,714	$1,280,494
6/20	$1,403,805	$1,611,738	$1,325,757
7/20	$1,467,667	$1,703,258	$1,362,451
8/20	$1,521,570	$1,826,649	$1,439,217
9/20	$1,446,575	$1,760,139	$1,391,142
10/20	$1,485,830	$1,722,150	$1,420,278
11/20	$1,663,356	$1,931,655	$1,682,070
12/20	$1,800,005	$2,018,556	$1,827,570
1/21	$1,800,005	$2,009,578	$1,919,538
2/21	$1,914,011	$2,072,392	$2,039,173
3/21	$1,971,014	$2,146,672	$2,059,654
4/21	$2,039,771	$2,257,331	$2,102,904
5/21	$2,042,709	$2,267,636	$2,107,240
6/21	$2,037,420	$2,323,553	$2,148,067
7/21	$2,038,595	$2,362,846	$2,070,503
8/21	$2,072,680	$2,430,229	$2,116,816
9/21	$2,013,914	$2,321,190	$2,054,402
10/21	$2,116,754	$2,478,159	$2,141,795
11/21	$2,040,946	$2,440,439	$2,052,547
12/21	$2,182,542	$2,536,540	$2,098,398
1/22	$2,005,182	$2,387,300	$1,896,377
2/22	$2,069,619	$2,327,165	$1,916,621
3/22	$2,051,117	$2,402,650	$1,940,476
4/22	$1,910,761	$2,187,030	$1,748,156
5/22	$1,867,378	$2,184,098	$1,750,798
6/22	$1,765,300	$2,001,379	$1,606,807
7/22	$1,920,968	$2,189,145	$1,774,562
8/22	$1,809,959	$2,107,447	$1,738,250
9/22	$1,663,223	$1,912,026	$1,571,664
10/22	$1,850,790	$2,068,823	$1,744,687
11/22	$1,920,330	$2,176,808	$1,785,439
12/22	$1,826,293	$2,049,348	$1,669,560
1/23	$1,995,845	$2,190,493	$1,832,285
2/23	$1,999,788	$2,139,295	$1,801,336
3/23	$1,948,528	$2,196,498	$1,715,269
4/23	$1,936,699	$2,219,900	$1,684,431
5/23	$1,869,667	$2,228,537	$1,668,871
6/23	$1,992,559	$2,380,714	$1,804,553
7/23	$2,043,819	$2,466,055	$1,914,908
8/23	$1,966,929	$2,418,451	$1,819,108
9/23	$1,831,551	$2,303,250	$1,712,014
10/23	$1,713,916	$2,242,193	$1,595,256
11/23	$1,863,095	$2,451,274	$1,739,642
12/23	$2,033,470	$2,581,294	$1,952,198
1/24	$1,987,422	$2,609,902	$1,876,270
2/24	$2,101,541	$2,751,177	$1,982,357
3/24	$2,189,634	$2,839,923	$2,053,324
4/24	$2,050,821	$2,714,962	$1,908,805
5/24	$2,110,217	$2,843,236	$2,004,565
6/24	$2,088,194	$2,931,255	$1,986,022
7/24	$2,228,341	$2,985,744	$2,187,800
8/24	$2,258,373	$3,050,740	$2,155,119
9/24	$2,275,057	$3,113,847	$2,170,181
10/24	$2,221,668	$3,090,980	$2,138,836
11/24	$2,455,246	$3,296,605	$2,373,453
12/24	$2,280,746	$3,195,843	$2,177,440
1/25	$2,342,742	$3,296,730	$2,234,531
2/25	$2,278,680	$3,233,552	$2,115,007
3/25	$2,174,665	$3,044,937	$1,971,041
4/25	$2,103,715	$3,024,509	$1,925,506
5/25	$2,193,953	$3,216,220	$2,028,329
6/25	$2,219,440	$3,379,614	$2,138,572
7/25	$2,167,777	$3,454,041	$2,175,670
8/25	$2,276,613	$3,533,974	$2,331,115
9/25	$2,187,753	$3,655,937	$2,403,644
10/25	$2,131,957	$3,734,291	$2,447,129

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	(4.04)%	7.48%	7.86%
Russell 3000® Index	20.81%	16.73%	14.07%
Russell 2000® Index	14.41%	11.49%	9.35%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 116,869,920
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 809,499
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$116,869,920
# of Portfolio Holdings (for Tax-Managed Small-Cap Portfolio)	70
Portfolio Turnover Rate (for Tax-Managed Small-Cap Portfolio)	41%
Total Advisory Fees Paid	$809,499

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.4%
Consumer Staples	1.4%
Utilities	2.2%
Short-Term Investments	2.8%
Real Estate	5.7%
Materials	6.2%
Health Care	9.9%
Information Technology	10.6%
Consumer Discretionary	14.2%
Financials	20.6%
Industrials	26.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	2.8%
Donaldson Co., Inc.	2.7%
White Mountains Insurance Group Ltd.	2.6%
Community Financial System, Inc.	2.5%
Dorman Products, Inc.	2.5%
Wyndham Hotels & Resorts, Inc.	2.4%
U.S. Physical Therapy, Inc.	2.4%
CSW Industrials, Inc.	2.4%
Franklin Electric Co., Inc.	2.4%
Essential Properties Realty Trust, Inc.	2.3%
Total	25.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122